                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5030
                                                     --------

                            Columbia Funds Trust V
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3698
                                                          -------------------

                  Date of fiscal year end: October 31, 2003
                                           ----------------

                  Date of reporting period: October 31, 2003
                                            ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             COLUMBIA TAX-EXEMPT
                                                                  BOND FUNDS

                                                                 ANNUAL REPORT
                                                                OCTOBER 31, 2003

PHOTO OF A MAN SMILING

                             WE ARE COLUMBIA FUNDS!

   INSIDE - MANAGEMENT'S DISCUSSION OF THE CHANGES EFFECTIVE OCTOBER 13, 2003.

PRESIDENT'S MESSAGE

Photo of Joseph R. Palombo

DEAR SHAREHOLDER:

         As you know, your fund has long been part of a larger investment management organization owned and operated by FleetBoston Financial Corp. In 2001, the asset management division of FleetBoston was renamed Columbia Management Group (CMG). Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc.

         On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. We have also modified certain fund names that existed under both the Liberty and Columbia brands. Here are the new names:

FORMER NAME                                               NEW NAME
-----------                                               --------
Liberty Connecticut Intermediate Municipal Bond Fund      Columbia Connecticut
Intermediate Municipal Bond Fund

Liberty Florida Intermediate Municipal Bond Fund          Columbia Florida
Intermediate Municipal Bond Fund

Liberty Intermediate Tax-Exempt Bond Fund                 Columbia Intermediate
Tax-Exempt Bond Fund

Liberty Massachusetts Intermediate Municipal Bond Fund    Columbia Massachusetts
Intermediate Municipal Bond Fund

Liberty New Jersey Intermediate Municipal Bond Fund       Columbia New Jersey
Intermediate Municipal Bond Fund

Liberty New York Intermediate Municipal Bond Fund         Columbia New York
Intermediate Municipal Bond Fund

Liberty Pennsylvania Intermediate Municipal Bond Fund     Columbia Pennsylvania
Intermediate Municipal Bond Fund

Liberty Rhode Island Intermediate Municipal Bond Fund     Columbia Rhode Island
Intermediate Municipal Bond Fund

         A complete list of new fund names and other information related to these changes are available online at our new website address:
www.columbiafunds.com.

A CONSOLIDATED IDENTITY

         The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

         What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

         In the report that follows, portfolio managers Brian McGreevy and Susan Sanderson discuss in depth the investment strategies and other factors that affected fund performance during the period. We encourage you to read the report carefully.

      As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

                                                    NOT FDIC    MAY LOSE VALUE
                                                    INSURED     NO BANK GURANTEE

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

MARKET OVERVIEW

BY COLUMBIA MANAGEMENT ADVISORS, INC.

         The US bond market delivered solid but modest gains for the 12-month period ended October 31, 2003. But the one-year returns of the major bond market indices masked a period of extraordinary volatility. As the nation struggled with a lackluster economy and impending war with Iraq, interest rates fell to their lowest levels in 45 years and bond prices rose higher across all sectors. The Federal Reserve Board added fuel to the rally by serving notice that it was more concerned with deflation than inflation. This sent a signal to both the bond and the currency markets that the Fed would probably hold off on any interest rate increase until 2004. In fact, the Fed cut a key short term interest rate twice during the period. After the second cut, the fed funds rate--the rate member banks charge each other to borrow money--stood at a record low of 1.0%. The Fed acted in response to lackluster economic news, especially reports that unemployment had moved higher in the spring and consumer confidence had fallen after an earlier post-war surge.

         In this environment, high-yield and investment corporate bonds were the best performers for the year, followed by municipal bonds. The CS First Boston High Yield Index returned 31.46%, the Lehman Brothers Government/Credit Bond Index returned 6.17% and the Lehman Brothers Municipal Bond Index gained 5.11%. Mortgage bonds lagged other sectors as prepayment activity surged in the spring, bringing mortgage bond prices lower.

         However, by mid-July it became apparent that the economy was finally headed for a solid recovery. This was due, in no small part, to tax cuts and rebates that began working their way into consumer pocketbooks during the summer. At the same time, corporate profits made a strong comeback and industrial production picked up, led by output of high-tech products. In this environment, bond yields rose sharply and bond prices declined. The bond market regained some ground in the final month of the period, but most of the positive returns were earned in the first six months of the period.

PERFORMANCE INFORMATION - COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                            WITHOUT         WITH
                                             SALES          SALES
8/1/94 - 10/31/03                           CHARGE         CHARGE
------------------------------------------------------------------
Class A                                     16,745         15,947
------------------------------------------------------------------
Class B                                     16,423         16,423
------------------------------------------------------------------
Class C                                     16,480         16,480
------------------------------------------------------------------
Class G                                     16,454         16,454
------------------------------------------------------------------
Class T                                     16,766         15,968
------------------------------------------------------------------
Class Z                                     16,882          n/a
------------------------------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment
8/1/94-10/31/03

                                                          LEHMAN BROTHERS QUALITY     LEHMAN BROTHERS 3-15
                CLASS A SHARES      CLASS A SHARES WITH   INTERMEDIATE MUNICIPAL       YEAR BLEND MUNICIPAL
             WITHOUT SALES CHARGE      SALES CHARGE            BOND INDEX                 BOND INDEX
             --------------------   -------------------   -----------------------     ---------------------
 8/1/94          10000.00              9525.00                  10000.00                    10000.00
                  9826.00              9359.00                   9859.00                     9805.00
                 11083.00             10556.00                  11046.00                    11101.00
                 11636.00             11083.00                  11557.00                    11667.00
                 12549.00             11953.00                  12374.00                    12590.00
                 13548.00             12904.00                  13244.00                    13545.00
                 13185.00             12559.00                  13304.00                    13502.00
                 14191.00             13517.00                  14177.00                    14519.00
                 15486.00             14751.00                  15552.00                    15968.00
                 16181.00             15413.00                  16456.00                    16932.00
10/31/03         16745.00             15947.00                  17259.00                    17812.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on August 1, 1994, and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmark was the Lehman Brothers Quality Intermediate Municipal Bond Index. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from July 31, 1994.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                 A                    B                   C                    G                   T              Z
INCEPTION               11/18/02             11/18/02            11/18/02              3/1/01              6/26/00        8/1/94
----------------------------------------------------------------------------------------------------------------------------------
                  WITHOUT      WITH     WITHOUT    WITH     WITHOUT     WITH     WITHOUT    WITH     WITHOUT     WITH     WITHOUT
                   SALES       SALES     SALES    SALES      SALES     SALES     SALES      SALES     SALES      SALES     SALES
                   CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE
----------------------------------------------------------------------------------------------------------------------------------
1-year              3.51      -1.43      2.72     -2.28      3.08       2.08      2.92     -2.08      3.64      -1.30      3.82
----------------------------------------------------------------------------------------------------------------------------------
5-year              4.33       3.31      3.93      3.58      4.00       4.00      3.97      3.45      4.36       3.34      4.50
----------------------------------------------------------------------------------------------------------------------------------
Life                5.73       5.18      5.51      5.51      5.55       5.55      5.53      5.53      5.75       5.19      5.83
----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                 A                    B                   C                  G                    T              Z
----------------------------------------------------------------------------------------------------------------------------------
                   WITHOUT     WITH     WITHOUT    WITH     WITHOUT     WITH     WITHOUT    WITH     WITHOUT     WITH     WITHOUT
                   SALES       SALES     SALES    SALES      SALES     SALES      SALES     SALES     SALES      SALES     SALES
                   CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE
----------------------------------------------------------------------------------------------------------------------------------
1-year              2.85      -2.06      2.06     -2.91      2.39       1.39      2.24     -2.73      2.96      -1.96      3.14
----------------------------------------------------------------------------------------------------------------------------------
5-year              4.47       3.46      4.08      3.73      4.14       4.14      4.11      3.60      4.49       3.48      4.63
----------------------------------------------------------------------------------------------------------------------------------
Life                5.86       5.30      5.65      5.65      5.68       5.68      5.67      5.67      5.88       5.31      5.95
----------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC)

PERFORMANCE INFORMATION - COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through the first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For the class T shares, the "with sales charge" returns include the maximum 4.75% charge. Class Z shares are sold only at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares respectively). The returns shown for class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Connecticut Intermediate Municipal Bond Fund (the "Galaxy Connecticut Fund") for periods prior to November 18, 2002. The returns shown for class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Connecticut Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Connecticut Tax-Exempt Income Fund (the "1784 Connecticut Fund") (whose shares were initially offered August 1, 1994) for periods prior to June 26, 2000. The returns for class Z include returns of the Trust shares of the Galaxy Connecticut Fund for periods prior to November 18, 2002, the date on which the class Z shares were initially offered by the fund, and returns of the 1784 Connecticut Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

PERFORMANCE INFORMATION - COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                            WITHOUT         WITH
                                             SALES          SALES
6/30/97 - 10/31/03                          CHARGE         CHARGE
------------------------------------------------------------------
Class A                                     13,654        13,004
------------------------------------------------------------------
Class B                                     13,559        13,559
------------------------------------------------------------------
Class C                                     13,607        13,607
------------------------------------------------------------------
Class Z                                     13,689          n/a
------------------------------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment
6/30/97-10/31/03

                                                          LEHMAN BROTHERS QUALITY     LEHMAN BROTHERS 3-15
                CLASS A SHARES      CLASS A SHARES WITH   INTERMEDIATE MUNICIPAL       YEAR BLEND MUNICIPAL
             WITHOUT SALES CHARGE      SALES CHARGE            BOND INDEX                 BOND INDEX
             --------------------   -------------------   -----------------------     ---------------------
6/30/97            10000.00               9525.00                  10000.00                  10000.00
                   10250.00               9763.00                  10209.00                  10245.00
                   10340.00               9849.00                  10297.00                  10332.00
                   11094.00              10567.00                  11022.00                  11115.00
                   10821.00              10307.00                  11072.00                  11080.00
                   11597.00              11046.00                  11799.00                  11916.00
                   12629.00              12029.00                  12943.00                  13104.00
                   13239.00              12610.00                  13695.00                  13896.00
10/31/03           13654.00              13004.00                  14366.00                  14619.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on August 1, 1994, and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmark was the Lehman Brothers Quality Intermediate Municipal Bond Index. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                       A                             B                            C                      Z
 INCEPTION                    11/18/02                      11/18/02                     11/18/02                6/30/97
--------------------------------------------------------------------------------------------------------------------------
                    WITHOUT SALES    WITH SALES   WITHOUT SALES    WITH SALES   WITHOUT SALES   WITH SALES   WITHOUT SALES
                        CHARGE         CHARGE        CHARGE         CHARGE         CHARGE        CHARGE        CHARGE
--------------------------------------------------------------------------------------------------------------------------
1-year                    3.11          -1.79          2.39          -2.61           2.75          1.75         3.37
--------------------------------------------------------------------------------------------------------------------------
5-year                    4.24           3.23          4.10           3.75           4.17          4.17         4.29
--------------------------------------------------------------------------------------------------------------------------
Life                      5.04           4.24          4.93           4.93           4.99          4.99         5.09
--------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                      A                             B                            C                      Z
-------------------------------------------------------------------------------------------------------------------------
                    WITHOUT SALES   WITH SALES    WITHOUT SALES   WITH SALES   WITHOUT SALES   WITH SALES   WITHOUT SALES
                       CHARGE         CHARGE        CHARGE         CHARGE         CHARGE        CHARGE         CHARGE
-------------------------------------------------------------------------------------------------------------------------
1-year                  2.72          -2.17          2.07          -2.90           2.40          1.40            2.95
-------------------------------------------------------------------------------------------------------------------------
5-year                  4.39           3.39          4.26           3.92           4.32          4.32            4.44
-------------------------------------------------------------------------------------------------------------------------
Life                    5.27           4.45          5.16           5.16           5.22          5.22            5.31
-------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investments returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%,

PERFORMANCE INFORMATION - COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Class Z shares are sold only at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class Z shares for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares, respectively). The returns for class Z shares include returns of Trust shares of the Galaxy Florida Municipal Bond Fund for periods prior to November 18, 2002, the date on which class Z shares were initially offered by the fund, and returns of the Boston 1784 Florida Tax-Exempt Income Fund (whose shares were initially offered on June 30, 1997) for periods prior to June 26, 2000. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

PERFORMANCE INFORMATION - COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                            WITHOUT        WITH
                                             SALES         SALES
11/1/93 - 10/31/03                          CHARGE        CHARGE
------------------------------------------------------------------
Class A                                     16,791        15,999
------------------------------------------------------------------
Class B                                     16,516        16,516
------------------------------------------------------------------
Class C                                     16,583        16,583
------------------------------------------------------------------
Class G                                     16,521        16,521
------------------------------------------------------------------
Class T                                     16,800        16,008
------------------------------------------------------------------
Class Z                                     16,936          n/a
------------------------------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment

11/1/93-10/31/03

                                                          LEHMAN BROTHERS QUALITY     LEHMAN BROTHERS 3-15
                CLASS A SHARES      CLASS A SHARES WITH   INTERMEDIATE MUNICIPAL      YEAR BLEND MUNICIPAL
             WITHOUT SALES CHARGE      SALES CHARGE            BOND INDEX                   BOND INDEX
             --------------------   -------------------   -----------------------     ---------------------
 11/1/93         10000.00                  9525.00               10000.00                    10000.00
                  9925.00                  9454.00                9933.00                     9926.00
                  9790.00                  9325.00                9830.00                     9742.00
                 10983.00                 10461.00               11013.00                    11030.00
                 11541.00                 10993.00               11523.00                    11592.00
                 12503.00                 11909.00               12337.00                    12509.00
                 13492.00                 12851.00               13205.00                    13457.00
                 13104.00                 12482.00               13264.00                    13414.00
                 14161.00                 13488.00               14135.00                    14426.00
                 15441.00                 14708.00               15506.00                    15865.00
                 16154.00                 15386.00               16407.00                    16823.00
10/31/03         16791.00                 15999.00               17208.00                    17699.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmark was the Lehman Brothers Quality Intermediate Municipal Bond Index. The above illustration assumes a $10,000 investment made on November 1, 1993 and reinvestment of income and capital gains distributions. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from October 31, 1993.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS            A                    B                     C                   G                   T                Z
INCEPTION           11/25/02             11/25/02             11/25/02             3/1/01              6/26/00          6/14/93
-------------------------------------------------------------------------------------------------------------------------------
               WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH    WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                SALES      SALES      SALES      SALES     SALES     SALES     SALES      SALES     SALES     SALES      SALES
                CHARGE     CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE
-------------------------------------------------------------------------------------------------------------------------------
1-year           3.99      -0.96       3.34     -1.66       3.76      2.76      3.37     -1.63       4.05     -0.90      4.28
-------------------------------------------------------------------------------------------------------------------------------
5-year           4.48       3.47       4.13      3.79       4.22      4.22      4.14      3.63       4.49      3.48      4.66
-------------------------------------------------------------------------------------------------------------------------------
Life             5.32       4.81       5.15      5.15       5.19      5.19      5.15      5.15       5.32      4.82      5.41
-------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS               A                   B                    C                    G                  T               Z
---------------------------------------------------------------------------------------------------------------------------------
                WITHOUT       WITH   WITHOUT      WITH    WITHOUT      WITH    WITHOUT     WITH    WITHOUT      WITH     WITHOUT
                 SALES       SALES    SALES       SALES    SALES      SALES     SALES      SALES    SALES      SALES      SALES
                 CHARGE      CHARGE   CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE   CHARGE      CHARGE     CHARGE
---------------------------------------------------------------------------------------------------------------------------------
1-year            3.69       -1.27     3.04      -1.96      3.42       2.42      3.07     -1.93     3.74       -1.21       3.88
---------------------------------------------------------------------------------------------------------------------------------
5-year            4.63        3.61     4.30       3.96      4.37       4.37      4.30      3.79     4.64        3.62       4.79
---------------------------------------------------------------------------------------------------------------------------------
Life              5.44        4.93     5.27       5.27      5.31       5.31      5.28      5.28     5.45        4.94       5.52
---------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales

PERFORMANCE INFORMATION - COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2% and seventh year-1%, thereafter-0%. For class T shares, the "with sales charge" returns include the maximum initial sales charge of 4.75%. After holding shares for one year, you may sell them at any time without paying a CDSC. Class Z shares are sold at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares respectively). The returns shown for class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Intermediate Tax-Exempt Fund") for periods prior to November 25, 2002. The returns shown for class G shares also include the returns for Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Intermediate Tax-Exempt Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to June 26, 2001, the date on which the BKB shares were converted to Retail A shares, and returns of the Boston 1784 Tax-Exempt Medium-Term Income Fund (the "1784 Tax-Exempt Fund") (whose shares were initially offered June 14,
1993) for periods prior to June 26, 2000. The returns for class Z include returns of the Trust shares of the Galaxy Intermediate Tax-Exempt Fund for periods prior to November 25, 2002, the date on which the class Z shares were initially offered by the fund, and returns of the 1784 Tax-Exempt Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

PERFORMANCE INFORMATION - COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND
FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                          WITHOUT      WITH
                           SALES       SALES
11/1/93 - 10/31/03        CHARGE      CHARGE
--------------------------------------------
Class A                   16,118      15,348
--------------------------------------------
Class B                   15,813      15,813
--------------------------------------------
Class C                   15,864      15,864
--------------------------------------------
Class G                   15,847      15,847
--------------------------------------------
Class T                   16,138      15,368
--------------------------------------------
Class Z                   16,222        n/a
--------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment

11/1/93-10/31/03

                                                          LEHMAN BROTHERS QUALITY     LEHMAN BROTHERS 3-15
                CLASS A SHARES      CLASS A SHARES WITH   INTERMEDIATE MUNICIPAL       YEAR BLEND MUNICIPAL
             WITHOUT SALES CHARGE      SALES CHARGE            BOND INDEX                 BOND INDEX
             --------------------   -------------------   -----------------------     ---------------------
 11/1/93          10000.00                9525.00                10000.00                    10000.00
                   9908.00                9437.00                 9933.00                     9926.00
                   9544.00                9091.00                 9830.00                     9742.00
                  10637.00               10132.00                11013.00                    11030.00
                  11098.00               10571.00                11523.00                    11592.00
                  11998.00               11429.00                12337.00                    12509.00
                  12873.00               12261.00                13205.00                    13457.00
                  12614.00               12015.00                13264.00                    13414.00
                  13578.00               12933.00                14135.00                    14426.00
                  14808.00               14105.00                15506.00                    15865.00
                  15499.00               14762.00                16407.00                    16823.00
10/31/03          16118.00               15348.00                17208.00                    17699.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 1, 1993, and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmark was the Lehman Brothers Quality Intermediate Municipal Bond Index. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from October 31, 1993.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS             A                     B                   C                   G                    T                Z
INCEPTION            12/9/02               12/9/02             12/9/02              3/1/01              6/26/00          6/14/93
--------------------------------------------------------------------------------------------------------------------------------
                WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH    WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                 SALES      SALES      SALES      SALES     SALES     SALES     SALES      SALES     SALES     SALES      SALES
                 CHARGE     CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE
--------------------------------------------------------------------------------------------------------------------------------
1-year            4.00      -0.97       3.22     -1.78       3.56      2.56      3.45     -1.55       4.13     -0.84      4.31
--------------------------------------------------------------------------------------------------------------------------------
5-year            4.60       3.58       4.20      3.86       4.27      4.27      4.25      3.73       4.63      3.61      4.74
--------------------------------------------------------------------------------------------------------------------------------
10-year           4.89       4.38       4.69      4.69       4.72      4.72      4.71      4.71       4.90      4.39      4.96
--------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS         A               B                    C                    G                  T                     Z
---------------------------------------------------------------------------------------------------------------------------------
                 WITHOUT       WITH    WITHOUT      WITH    WITHOUT      WITH    WITHOUT     WITH   WITHOUT      WITH     WITHOUT
                  SALES       SALES    SALES       SALES    SALES      SALES     SALES      SALES    SALES      SALES      SALES
                  CHARGE      CHARGE   CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE   CHARGE      CHARGE     CHARGE
---------------------------------------------------------------------------------------------------------------------------------
1-year             3.57       -1.31     2.80      -2.20      3.10       2.10      2.99     -2.01     3.67       -1.21       3.85
---------------------------------------------------------------------------------------------------------------------------------
5-year             4.72        3.70     4.33       3.99      4.39       4.39      4.37      3.86     4.74        3.72       4.84
---------------------------------------------------------------------------------------------------------------------------------
10-year            4.97        4.46     4.78       4.78      4.81       4.81      4.80      4.80     4.98        4.47       5.04
---------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%,

PERFORMANCE INFORMATION - COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND
FUND

thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through the first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For the class T shares, the "with sales charge" returns include the maximum 4.75% charge. Class Z shares are sold only
7 at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on December 9, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares, respectively). The returns shown for the class G and class T shares include the returns of Retail B shares (for class G shares) and Retail A shares (for class T shares) of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Massachusetts Fund") for periods prior to December 9, 2002. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy Massachusetts Fund (March 1, 2001). Retail A share returns include returns for BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB shares were converted into Retail A shares, and returns of the Boston 1784 Massachusetts Tax-Exempt Income Fund (the "1784 Massachusetts Fund") (whose shares were initially offered on June 14, 1993) for periods prior to June 26, 2000. The returns for class Z shares include returns of the Trust shares of the Galaxy Massachusetts Fund for periods prior to December 9, 2002, the date on which class Z shares were initially offered by the fund, and returns of the 1784 Massachusetts Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflect, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

PERFORMANCE INFORMATION - COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                       WITHOUT     WITH
                        SALES      SALES
4/3/98 - 10/31/03      CHARGE     CHARGE
-----------------------------------------
Class A                13,021     12,401
-----------------------------------------
Class B                12,756     12,656
-----------------------------------------
Class C                12,798     12,798
-----------------------------------------
Class G                12,781     12,581
-----------------------------------------
Class T                13,031     12,411
-----------------------------------------
Class Z                13,153       n/a
-----------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment
4/3/98-10/31/03

                                                        LEHMAN BROTHERS QUALITY                          LEHMAN BROTHERS 3-15 YEAR
             CLASS A SHARES      CLASS A SHARES WITH    INTERMEDIATE MUNICIPAL      LEHMAN BROTHERS         BLEND MUNICIPAL BOND
          WITHOUT SALES CHARGE       SALES CHARGE             BOND INDEX          MUNICIPAL BOND INDEX             INDEX
          --------------------   -------------------    -----------------------   --------------------   -------------------------
  4/3/98        10000.00               9525.00                10000.00                 10000.00                   10000.00
                 9957.00               9484.04                 9957.00                  9955.00                    9956.00
                10434.60               9938.96                10435.50                 10464.00                   10452.90
                10098.10               9618.41                10482.40                 10278.30                   10419.90
                10866.00              10349.90                11170.60                 11150.40                   11205.30
                11900.30              11335.10                12254.00                 12323.30                   12322.90
                12500.70              11906.90                12965.80                 13045.00                   13067.50
10/31/03        13021.00              12401.00                13600.00                 13715.00                   13748.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on April 3, 1998, and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmarks were the Lehman Brothers Municipal Bond Index and the Lehman Brothers Quality Intermediate Municipal Bond Index. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from March 31, 1998.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                 A                    B                    C                   G                    T              Z
INCEPTION               11/18/02             11/18/02             11/18/02             3/1/01               4/3/98          4/3/98
-----------------------------------------------------------------------------------------------------------------------------------
                   WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH    WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                    SALES      SALES      SALES      SALES     SALES     SALES     SALES      SALES     SALES     SALES      SALES
                    CHARGE     CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE
-----------------------------------------------------------------------------------------------------------------------------------
1-year               4.17      -0.76       3.37     -1.63       3.71      2.71      3.57     -1.43       4.25     -0.68      4.44
-----------------------------------------------------------------------------------------------------------------------------------
5-year               4.53       3.52       4.10      3.76       4.17      4.17      4.14      3.63       4.54      3.53      4.71
-----------------------------------------------------------------------------------------------------------------------------------
Life                 4.85       3.93       4.46      4.31       4.52      4.52      4.50      4.20       4.86      3.95      5.04
-----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                A                   B                    C                    G                   T              Z
---------------------------------------------------------------------------------------------------------------------------------
                 WITHOUT       WITH   WITHOUT      WITH    WITHOUT      WITH    WITHOUT     WITH    WITHOUT      WITH     WITHOUT
                  SALES       SALES    SALES       SALES    SALES      SALES     SALES      SALES    SALES      SALES      SALES
                  CHARGE      CHARGE   CHARGE     CHARGE   CHARGE      CHARGE    CHARGE    CHARGE   CHARGE      CHARGE    CHARGE
---------------------------------------------------------------------------------------------------------------------------------
1-year             3.06       -1.80     2.26      -2.69     2.57        1.58      2.47     -2.49     3.13       -1.73      3.32
---------------------------------------------------------------------------------------------------------------------------------
5-year             4.72        3.71     4.31       3.97     4.37        4.37      4.35      3.84     4.74        3.73      4.90
---------------------------------------------------------------------------------------------------------------------------------
Life               5.09        4.16     4.71       4.56     4.77        4.77      4.75      4.45     5.11        4.18      5.28
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION - COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through the first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For the class T shares, the "with sales charge" returns include the maximum 4.75% charge. Class Z shares are sold at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T) and Retail B shares (for class G) of the Galaxy New Jersey Municipal Bond Fund (the "Galaxy New Jersey Fund") for periods prior to November 18, 2002. Retail A shares were initially offered on April 3, 1998. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B shares of the Galaxy New Jersey Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns shown for class Z shares include returns of the Trust shares of the Galaxy New Jersey Fund, whose shares were initially offered on April 3, 1998, for periods prior to November 18, 2002, the date on which class Z shares were initially offered by the fund.

PERFORMANCE INFORMATION - COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                               WITHOUT     WITH
                                SALES      SALES
11/1/93 - 10/31/03             CHARGE     CHARGE
-------------------------------------------------
Class A                        16,471     15,690
-------------------------------------------------
Class B                        16,157     16,157
-------------------------------------------------
Class C                        16,217     16,217
-------------------------------------------------
Class G                        16,193     16,193
-------------------------------------------------
Class T                        16,482     15,700
-------------------------------------------------
Class Z                        16,771       n/a
-------------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment
11/1/93-10/31/03

                                                           LEHMAN BROTHERS QUALITY                         LEHMAN BROTHERS 3-15 YEAR
               CLASS A SHARES       CLASS A SHARES WITH    INTERMEDIATE MUNICIPAL       LEHMAN BROTHERS       BLEND MUNICIPAL BOND
           WITHOUT SALES CHARGE        SALES CHARGE             BOND INDEX           MUNICIPAL BOND INDEX           INDEX
           --------------------        ------------             ----------           --------------------           -----
11/1/93          10000.00               9525.00                   10000.00             10000.00                    10000.00
                  9908.00               9437.00                    9933.00              9912.00                     9926.00
                  9404.00               8957.00                    9830.00              9564.00                     9742.00
                 10722.00              10212.00                   11013.00             10984.00                    11030.00
                 11184.00              10653.00                   11523.00             11610.00                    11592.00
                 12073.00              11499.00                   12337.00             12598.00                    12509.00
                 12999.00              12381.00                   13205.00             13609.00                    13457.00
                 12514.00              11920.00                   13264.00             13368.00                    13414.00
                 13630.00              12982.00                   14135.00             14502.00                    14426.00
                 14937.00              14228.00                   15506.00             16027.00                    15865.00
                 15811.00              15060.00                   16407.00             16966.00                    16823.00
10/31/03         16471.00              15690.00                   17208.00             17833.00                    17699.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 1,1993, and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmarks were the Lehman Brothers Municipal Bond Index and the Lehman Brothers Quality Intermediate Municipal Bond Index. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from October 31, 1993.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS               A                    B                    C                   G                    T               Z
INCEPTION             11/25/02             11/25/02             11/25/02             3/1/01              12/31/91        12/31/91
----------------------------------------------------------------------------------------------------------------------------------
                 WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH    WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                  SALES      SALES      SALES      SALES     SALES     SALES     SALES      SALES     SALES     SALES      SALES
                  CHARGE     CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE
----------------------------------------------------------------------------------------------------------------------------------
1-year             4.19      -0.78       3.34     -1.66       3.72      2.72      3.56     -1.44       4.26     -0.71      4.45
----------------------------------------------------------------------------------------------------------------------------------
5-year             4.86       3.84       4.45      4.12       4.53      4.53      4.50      3.99       4.87      3.86      5.07
----------------------------------------------------------------------------------------------------------------------------------
10-year            5.12       4.61       4.91      4.91       4.95      4.95      4.94      4.94       5.12      4.61      5.31
----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS               A                   B                    C                  G                     T               Z
---------------------------------------------------------------------------------------------------------------------------------
                WITHOUT       WITH   WITHOUT      WITH    WITHOUT      WITH    WITHOUT     WITH    WITHOUT      WITH     WITHOUT
                 SALES       SALES    SALES       SALES    SALES      SALES     SALES      SALES    SALES      SALES      SALES
                 CHARGE      CHARGE   CHARGE     CHARGE   CHARGE      CHARGE    CHARGE    CHARGE   CHARGE      CHARGE    CHARGE
---------------------------------------------------------------------------------------------------------------------------------
1-year            3.28       -1.62     2.46      -2.53     2.81        1.81      2.66     -2.33     3.33       -1.58      3.54
---------------------------------------------------------------------------------------------------------------------------------
5-year            5.00        3.99     4.61       4.28     4.68        4.68      4.65      4.15     5.01        4.00      5.21
---------------------------------------------------------------------------------------------------------------------------------
10-year           5.21        4.70     5.01       5.01     5.05        5.05      5.21      5.03     5.21        4.70      5.40
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION - COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through the first year-5%, second year-4%, third year-4%, fourth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For the class T shares, the "with sales charge" returns include the maximum 4.75% charge. Class Z shares are sold only at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T) and Retail B shares (for class G) of the Galaxy New York Municipal Bond Fund (the "Galaxy New York Fund") for periods prior to November 25, 2002. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. The returns shown for class G shares also include the returns of Retail A shares (adjusted to reflect the sales charges applicable to class G shares) for periods prior to the inception of Retail B shares of the Galaxy New York Fund (March 1, 2001). Class G shares generally would have had substantially similar returns to Retail A shares because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. Retail A shares were initially offered on December 31, 1991. The returns shown for class Z shares include returns of Trust shares of the Galaxy New York Fund, whose shares were initially offered on December 31, 1991, for periods prior to November 25, 2002, the date on which class Z shares were initially offered by the fund.

PERFORMANCE INFORMATION - COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                 WITHOUT       WITH
                                  SALES        SALES
11/1/93 - 10/31/03               CHARGE       CHARGE
----------------------------------------------------
Class A                          15,752       15,010
----------------------------------------------------
Class B                          15,635       15,635
----------------------------------------------------
Class C                          15,693       15,693
----------------------------------------------------
Class Z                          15,785         n/a
----------------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment
11/1/93-10/31/03

                                                           LEHMAN BROTHERS QUALITY                         LEHMAN BROTHERS 3-15 YEAR
               CLASS A SHARES      CLASS A SHARES WITH    INTERMEDIATE MUNICIPAL      LEHMAN BROTHERS         BLEND MUNICIPAL BOND
            WITHOUT SALES CHARGE       SALES CHARGE             BOND INDEX          MUNICIPAL BOND INDEX             INDEX
            --------------------   -------------------    ------------------------  --------------------   -------------------------
11/1/93          10000.00                9525.00                  10000.00               10000.00                   10000.00
                  9868.00                9399.00                   9830.00                9564.00                    9742.00
                 10833.00               10318.00                  11013.00               10984.00                   11030.00
                 11271.00               10736.00                  11523.00               11610.00                   11592.00
                 12009.00               11438.00                  12337.00               12598.00                   12509.00
                 12778.00               12171.00                  13205.00               13609.00                   13457.00
                 11899.00               11334.00                  13264.00               13368.00                   13414.00
                 12989.00               12372.00                  14135.00               14502.00                   14426.00
                 14457.00               13770.00                  15506.00               16027.00                   15865.00
                 15256.00               14531.00                  16407.00               16966.00                   16823.00
10/31/03         15752.00               15010.00                  17208.00               17833.00                   17699.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on November 1, 1993 and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmarks were the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lehman Brothers Municipal Bond Index. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from October 31, 1993.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS                       A                                B                             C                    Z
INCEPTION                     11/25/02                         11/25/02                      11/25/02               5/3/93
--------------------------------------------------------------------------------------------------------------------------
                     WITHOUT SALES       WITH SALES   WITHOUT SALES   WITH SALES    WITHOUT SALES   WITH SALES     WITHOUT
                         CHARGE            CHARGE         CHARGE        CHARGE         CHARGE         CHARGE        CHARGE
--------------------------------------------------------------------------------------------------------------------------
1-year                    3.24             -1.63           2.48         -2.52           2.86           1.86          3.46
--------------------------------------------------------------------------------------------------------------------------
5-year                    4.27              3.27           4.12          3.78           4.20           4.20          4.32
--------------------------------------------------------------------------------------------------------------------------
10-year                   4.65              4.14           4.57          4.57           4.61           4.61          4.67
--------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS                       A                               B                           C                     Z
----------------------------------------------------------------------------------------------------------------------------
                   WITHOUT SALES       WITH SALES   WITHOUT SALES   WITH SALES   WITHOUT SALES   WITH SALES    WITHOUT SALES
                      CHARGE             CHARGE        CHARGE         CHARGE        CHARGE         CHARGE          CHARGE
----------------------------------------------------------------------------------------------------------------------------
1-year                 2.22              -2.59          1.53          -3.45          1.88           0.88            2.41
----------------------------------------------------------------------------------------------------------------------------
5-year                 4.40               3.38          4.26           3.92          4.33           4.33            4.44
----------------------------------------------------------------------------------------------------------------------------
10-year                4.74               4.23          4.67           4.67          4.71           4.71            4.76
----------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales

PERFORMANCE INFORMATION - COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Class Z shares are sold only at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, class B and class C are newer classes of shares, initially offered on November 25, 2002. Their performance information includes returns of the fund's class Z shares for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B and C shares, respectively). The returns shown for class Z shares include returns of Trust shares of the Galaxy Pennsylvania Municipal Bond Fund for periods prior to November 25, 2002, the date on which class Z shares were initially offered by the fund, and returns of class I shares of the Pennsylvania Municipal Securities Fund (whose shares were initially offered on May 3, 1993) for periods prior to August 27, 2001. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

PERFORMANCE INFORMATION - COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

PERFORMANCE OF A $10,000 INVESTMENT ($)

                                  WITHOUT      WITH
                                   SALES       SALES
12/20/94 - 10/31/03               CHARGE      CHARGE
----------------------------------------------------
Class A                           17,194      16,375
----------------------------------------------------
Class B                           16,819      16,819
----------------------------------------------------
Class C                           16,876      16,876
----------------------------------------------------
Class G                           16,847      16,847
----------------------------------------------------
Class T                           17,229      16,409
----------------------------------------------------
Class Z                           17,238        n/a
----------------------------------------------------

(MOUNTAIN CHART)

Growth of $10,000 investment
12/20/94-10/31/03

                                                           LEHMAN BROTHERS QUALITY                         LEHMAN BROTHERS 3-15 YEAR
              CLASS A SHARES       CLASS A SHARES WITH   INTERMEDIATE MUNICIPAL       LEHMAN BROTHERS       BLEND MUNICIPAL BOND
            WITHOUT SALES CHARGE       SALES CHARGE            BOND INDEX           MUNICIPAL BOND INDEX           INDEX
            --------------------   -------------------   -------------------------  --------------------   -------------------------
12/20/94          10000.00               9525.00                 10000.00              10000.00                   10000.00
                  10014.00               9538.00                 10189.00              10286.00                   10224.00
                  11131.00              10602.00                 11200.00              11445.00                   11309.00
                  11712.00              11156.00                 11719.00              12097.00                   11885.00
                  12624.00              12025.00                 12546.00              13126.00                   12825.00
                  13555.00              12911.00                 13430.00              14179.00                   13797.00
                  13184.00              12558.00                 13490.00              13928.00                   13754.00
                  14324.00              13644.00                 14376.00              15110.00                   14791.00
                  15741.00              14993.00                 15770.00              16699.00                   16266.00
                  16566.00              15779.00                 16686.00              17677.00                   17249.00
10/31/03          17194.00              16375.00                 17500.00              18580.00                   18143.00

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on December 20, 1994 and reinvestment of income and capital gains distributions. On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. During most of the reporting period, the fund's primary benchmarks were the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lehman Brothers Municipal Bond Index. The Lehman Brothers 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 12 years and at least $5 million in principal amount outstanding. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index information is from December 31, 1994.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

SHARE CLASS              A                    B                    C                  G                    T                Z
INCEPTION            11/18/02             11/18/02             11/18/02             3/1/01              12/20/94         6/19/00
---------------------------------------------------------------------------------------------------------------------------------
                WITHOUT      WITH     WITHOUT     WITH     WITHOUT     WITH    WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                 SALES      SALES      SALES      SALES     SALES     SALES     SALES      SALES     SALES     SALES      SALES
                 CHARGE     CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE    CHARGE     CHARGE    CHARGE    CHARGE
---------------------------------------------------------------------------------------------------------------------------------
1-year            3.86      -1.08       3.05     -1.95       3.40      2.40      3.22     -1.78       4.07     -0.88      4.08
---------------------------------------------------------------------------------------------------------------------------------
5-year            4.88       3.86       4.42      4.08       4.49      4.49      4.46      3.95       4.93      3.90      4.94
---------------------------------------------------------------------------------------------------------------------------------
Life              6.31       5.72       6.04      6.04       6.08      6.08      6.06      6.06       6.33      5.75      6.34
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

SHARE CLASS              A                   B                    C                   G                   T                Z
---------------------------------------------------------------------------------------------------------------------------------
               WITHOUT       WITH   WITHOUT      WITH    WITHOUT      WITH    WITHOUT     WITH    WITHOUT      WITH     WITHOUT
                SALES       SALES    SALES       SALES    SALES      SALES     SALES      SALES    SALES      SALES      SALES
                CHARGE      CHARGE   CHARGE     CHARGE    CHARGE     CHARGE    CHARGE    CHARGE   CHARGE      CHARGE     CHARGE
---------------------------------------------------------------------------------------------------------------------------------
1-year           3.24       -1.67     2.41      -2.58      2.74       1.74      2.57     -2.43     3.41       -1.51       3.42
---------------------------------------------------------------------------------------------------------------------------------
5-year           5.02        4.00     4.57       4.23      4.63       4.63      4.60      4.09     5.05        4.04       5.06
---------------------------------------------------------------------------------------------------------------------------------
Life             6.47        5.88     6.21       6.21      6.25       6.25      6.23      6.23     6.49        5.90       6.49
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION - COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-2%, seventh year-1%, thereafter-0%, and the class C CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. For class G shares, the CDSC for the holding period after purchase is as follows: through first year-5%, second year-4%, third year-4%, fifth year-4%, fifth year-3%, sixth year-2%, seventh year-1%, thereafter-0%. For Class T shares, the "with sales charge" returns include the maximum initial sales charge of 4.75%. After holding shares for one year, you may sell them at any time without paying a CDSC. Class Z shares are sold only at net asset value with no 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B, and C are newer class shares, initially offered on November 18, 2002. Their performance information includes returns of the fund's class T shares (for class A) and class G shares (for class B and class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to class A, B, and C shares, respectively). The returns for class T and class G shares include the returns of Retail A shares (for class T shares) and Retail B shares (for class G shares) of the Galaxy Rhode Island Municipal Bond Fund (the "Galaxy Rhode Island Fund") for periods prior to November 18, 2002. The returns shown for class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Rhode Island Fund (March 1, 2001). Retail A shares were initially offered on December 20, 1994. The returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class G shares generally would have had substantially similar returns to Retail A shares because they would have invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for class G shares exceed expenses paid by Retail A shares. The returns for class Z shares also include the returns of Retail A shares of the Galaxy Rhode Island Fund for periods prior to the inception of Trust shares (June 19, 2000). Class Z shares generally would have had substantially similar returns to the Retail A shares because they would have been invested in the same portfolio of securities, although the returns would have been higher to the extent for class Z shares are lower than expenses paid by Retail A shares.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          10.99
Class B          10.99
Class C          10.99
Class G          10.99
Class T          10.99
Class Z          10.99

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.35
Class B           0.27
Class C           0.31
Class G           0.31
Class T           0.39
Class Z           0.40

SEC YIELDS
AS OF 10/31/03 (%)

Class A           1.71
Class B           1.01
Class C           1.43
Class G           1.17
Class T           1.77
Class Z           2.03

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.51%, 0.81%, 0.88%, 0.97%, 1.57% and 1.83% for class A,
B, C, G, T and Z shares, respectively.

TAXABLE-EQUIVALENT SEC
YIELDS AS OF 10/31/03 (%)

Class A           2.76
Class B           1.62
Class C           2.30
Class G           1.88
Class T           2.85
Class Z           3.27

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia Connecticut Intermediate Municipal Bond Fund returned 3.51% without sales charge. This was less than the 5.18% return of its benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index. The fund also trailed the Lehman Brothers Quality Intermediate Municipal Bond Index, which returned 4.91%, and the Lipper Other States Intermediate Municipal Debt Funds Category, which had an average total return of 3.97%. 1

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 1.71%. This equaled a taxable yield of 2.76% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

      The fund underperformed its benchmarks because of a variety of factors, including the relatively low issuance of Connecticut bonds and our decision to eliminate all bonds subject to the Alternative Minimum Tax (AMT). The relatively low issuance of new bonds coincided with a period of transition that followed the fund's formation last year from the merger of two Connecticut tax-exempt funds from the Columbia family and made it difficult for us to achieve an optimal duration stance or optimal call protection for the fund. Duration is a measure of a bond's interest rate sensitivity, while call protection ensures that a bond cannot be redeemed before a set date. Our decision to eliminate all bonds

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES AN
  AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Local general obligation            25.4

Refunded/escrow                     16.4

State general obligation            14.0

Education                           12.0

Special non-property tax             8.2

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year                             6.6

1-3 years                           11.5

3-5 years                            6.8

5-7 years                           15.7

7-10 years                          20.4

10-15 years                         22.0

15-20 years                          8.6

20-25 years                          2.6

25 years and over                    2.0

Cash equivalent                      3.8

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 79.3
AA                                  14.9
A                                    1.8
BBB                                  0.2
Cash equivalent                      3.8

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

subject to the AMT hurt performance, because bonds subject to the AMT offered a slight yield advantage during the period. However, these bonds could have resulted in taxable income for some shareholders and our decision ensured the tax-exempt status for all bonds in the portfolio for all shareholders.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the duration of their portfolios to offset the shortening of their mortgage holdings.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds appear to be on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

CONNECTICUT FACES A BUDGET CRUNCH

      During the past year, Connecticut experienced severe fiscal stress related to a sharp drop in capital gains and other stock-related income. In early July, Moody's rating agency downgraded the state from `AA2' to `AA3.' We think downgrades from other rating agencies are less likely since the state delivered a budget in mid-summer that includes a combination of tax increases, spending reductions and potential revenue enhancements from securitized tobacco bond deficit financing. Although Connecticut has attempted to budget expenses conservatively, most income sources are below expectations. However, the state remains one of the wealthiest in the country and stands to benefit from an improved outlook for defense manufacturing. Given the continued uncertainty of state financials, we plan to maintain a slightly conservative stance with respect to bonds secured by the state, and to continue to seek stronger call protection.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          10.42
Class B          10.42
Class C          10.42
Class Z          10.42

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.32
Class B           0.24
Class C           0.28
Class Z           0.36

SEC YIELDS
AS OF 10/31/03 (%)

Class A           1.36
Class B           0.71
Class C           1.12
Class Z           1.81

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.16%, 0.51%, 0.57% and 1.61% for class A, B, C and Z shares, respectively.

TAXABLE-EQUIVALENT
SEC YIELDS AS OF 10/31/03 (%)

Class A           2.09
Class B           1.09
Class C           1.72
Class Z           2.78

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate.This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia Florida Intermediate Municipal Bond Fund returned 3.11% without sales charge. This was less than both the Lehman Brothers Quality Intermediate Municipal Bond Index, which returned 4.91%, and the Lehman Brothers Municipal 3-15 Year Blend Municipal Bond Index, which returned 5.18%. The fund also came out behind its peer group, the Lipper Florida Intermediate Municipal Debt Funds Category, which had an average total return of 3.80%.1

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 1.36%. This equaled a taxable yield of 2.09% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

      The fund trailed its benchmarks in part because of its relatively low stakes in the hospital and housing sectors, both of which performed better than we had expected. In addition, our decision to eliminate all bonds subject to the Alternative Minimum Tax (AMT)

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES AN
  AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Special non-property tax            19.6

Water/sewer                         16.8

Hospital                            10.7

Refunded/escrow                      9.9

State general obligation             8.8

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0 - 1 year                           2.6

1 - 3 years                         11.3

3 - 5 years                         19.4

5 - 7 years                         10.1

7 - 10 years                        24.1

10 - 15 years                       28.9

Cash equivalent                      3.6

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 80.4
AA                                  14.7
BBB                                  1.3
Cash equivalent                      3.6

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

hampered relative returns because bonds subject to the AMT offered a slight yield advantage. However, these bonds could have resulted in taxable income for some shareholders and we sold them to ensure the tax-exempt status of all bonds in the portfolio for all shareholders.

      We believe that the fund's shorter duration detracted from returns relative to the Lipper peer group. We decided to keep the fund's duration short because we expected interest rates to rise. Since duration is a measure of a bond's sensitivity to interest rate changes, we lower duration when we expect interest rates to rise and raise it when we expect interest rates to fall. If we're right, such adjustments can help performance. However, if our timing is wrong, as it was during this period, performance can suffer.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the yield of mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds appear to be on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

FLORIDA HOLDS UP WELL

      Florida has dealt well with the fiscal stress that heated up the budget debates in many other states. With relatively few lower investment grade municipal issues in Florida, we expect to rely on high grade bonds.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          10.65
Class B          10.65
Class C          10.65
Class G          10.65
Class T          10.65
Class Z          10.66

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.36
Class B           0.29
Class C           0.34
Class G           0.32
Class T           0.38
Class Z           0.40

SEC YIELDS
AS OF 10/31/03 (%)

Class A           2.03
Class B           1.41
Class C           1.89
Class G           1.40
Class T           1.98
Class Z           2.49

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.82%, 1.17%, 1.22%, 1.19%, 1.77% and 2.28% for class A,
B, C, G, T and Z shares, respectively.

TAXABLE-EQUIVALENT
SEC YIELDS AS OF 10/31/03 (%)

Class A           3.12
Class B           2.17
Class C           2.91
Class G           2.15
Class T           3.05
Class Z           3.83

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia Intermediate Tax-Exempt Bond Fund returned 3.99% without sales charge. This was less than both the Lehman Brothers Quality Intermediate Municipal Bond Index, which returned 4.91%, and the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which returned 5.18%. In addition, the fund came out slightly behind the Lipper Intermediate Municipal Debt Funds Category, which had an average total return of 4.29%.1

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 2.03%. This equaled a taxable yield of 3.12% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES AN
  AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Local general obligation            14.1

Refunded/escrowed                   14.0

State general obligation            11.7

Specialty non-property tax          10.0

Water/sewer                          8.3

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year                             1.0

1-3 years                           10.3

3-5 years                           10.6

5-7 years                           14.2

7-10 years                          17.6

10-15 years                         34.0

15-20 years                          7.6

20-25 years                          2.7

25 years and over                    0.6

Cash equivalent                      1.4

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 74.4
AA                                  19.9
A                                    3.6
BBB                                  0.7
Cash equivalent                      1.4

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

      The fund, which was formed in mid-November 2002 by the merger of four municipal bond funds with different investment styles and holdings, was restructured during the period to reflect its intermediate tax-exempt mandate. We sold short-term, low investment grade and unrated securities, as well as bonds subject to the Alternative Minimum Tax (AMT). We then reinvested the proceeds in intermediate bonds. The fund's relative performance was hurt by its concentration in short and intermediate securities. In addition, our decision to hold fewer bonds in the hospital sector, which performed well during the period, somewhat hampered returns.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the yield of mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds are on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

CAUTIOUS OUTLOOK

      Due to the uncertainties of many states fiscal situations, we plan to maintain a slightly conservative stance. We also expect to seek higher call protection, which means we will lock in yields by looking for bonds that cannot be redeemed before a predetermined due date.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE
AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          10.82
Class B          10.82
Class C          10.82
Class G          10.82
Class T          10.82
Class Z          10.82

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.33
Class B           0.25
Class C           0.29
Class G           0.31
Class T           0.38
Class Z           0.40

SEC YIELDS
AS OF 10/31/03 (%)

Class A           1.57
Class B           0.87
Class C           1.25
Class G           1.15
Class T           1.72
Class Z           1.95

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.37%, 0.67%, 0.70%, 0.95%, 1.52% and 1.75% for class A,
B, C, G, T and Z shares, respectively.

TAXABLE-EQUIVALENT SEC
YIELDS AS OF 10/31/03 (%)

Class A           2.56
Class B           1.41
Class C           2.03
Class G           1.87
Class T           2.80
Class Z           3.18

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia Massachusetts Intermediate Municipal Bond Fund returned 4.00% without sales charge. This was higher than the Lipper Massachusetts Intermediate Municipal Debt Funds Category, which had an average total return of 3.88%.1 However, the fund came out behind both the Lehman Brothers Quality Intermediate Municipal Bond Index, which returned 4.91%, and the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which returned 5.18%.

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 1.57%. This equaled a taxable yield of 2.56% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

      The fund, which was formed by the merger of two Massachusetts municipal bond funds, lost some ground relative to its Lehman benchmarks as we brought the consolidated fund into compliance with its intermediate tax-exempt mandate. Performance relative to our benchmarks also suffered slightly from our lower stake

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES
  AN AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Local general obligation            21.9

Refunded/escrowed                   20.3

Education                           18.0

State general obligation             9.8

Hospital                             6.6

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year                             3.5

1-3 years                           10.0

3-5 years                           14.5

5-7 years                           12.6

7-10 years                          20.5

10-15 years                         27.8

15-20 years                          4.4

20-25 years                          2.2

25 years and over                    3.4

Cash equivalent                      1.1

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 67.1
AA                                  28.1
A                                    2.4
BBB                                  1.3
Cash equivalent                      1.1

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

in hospital bonds, which performed well during the period. Our decision to eliminate all bonds subject to the Alternative Minimum Tax (AMT) also hurt performance, because bonds subject to the AMT offered a slight yield advantage during the period. However, these bonds could have resulted in taxable income for some shareholders and our decision ensured the tax-exempt status for all bonds in the portfolio for all shareholders.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the yield of mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds appear to be on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

IMPROVING OUTLOOK FOR STATE'S BUDGET

      The Commonwealth of Massachusetts has improved its budget processes, raising investor confidence in its tax-exempt bonds and--in our opinion--lowering the likelihood of a rating downgrade. The state's 2003-04 budget remedied much of the nearly $2.5 billion of structural imbalance in the state's operating budget. Although the budget still contains roughly $400 million--1.8% of the budget--in non-recurring funding (pension, tobacco and deficit bonds), this is much less than other similarly rated states. We believe a return to modest economic growth should supply the needed tonic for any remaining imbalances in the Commonwealth's budget.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          10.50
Class B          10.50
Class C          10.50
Class G          10.50
Class T          10.50
Class Z          10.50

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.39
Class B           0.31
Class C           0.35
Class G           0.34
Class T           0.41
Class Z           0.43

SEC YIELDS
AS OF 10/31/03 (%)

Class A           1.75
Class B           1.03
Class C           1.52
Class G           1.18
Class T           1.91
Class Z           2.13

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.55%, 0.83%, 0.97%, 0.92%, 1.71% and 1.93% for class A,
B, C, G, T and Z shares respectively.

TAXABLE-EQUIVALENT
SEC YIELDS AS OF 10/31/03 (%)

Class A           2.87
Class B           1.70
Class C           2.50
Class G           1.95
Class T           3.14
Class Z           3.50

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia New Jersey Intermediate Municipal Bond Fund returned 4.17% without sales charge. This was higher than the Lipper Other State Intermediate Municipal Debt Index, which had a total return of 3.97%.1 The fund's performance, however, trailed the 4.91% return of the Lehman Brothers Quality Intermediate Municipal Bond Index, the 5.11% return of the Lehman Brothers Municipal Bond Index, and the 5.18% return of the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 1.75%. This equaled a taxable yield of 2.87% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

      We believe that the fund's slightly longer duration and strong call protection early in the period helped it outdistance its Lipper peer group. Duration is a measure of interest rate sensitivity. Since bond prices move in the opposite direction from interest rates, we typically

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES
  AN AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Local general obligation            29.3

State appropriated                  11.0

Pool/bond bank                       9.1

Refunded/escrowed                    8.4

Education                            7.6

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year                             1.4

1-3 years                            7.9

3-5 years                           10.6

5-7 years                           16.6

7-10 years                          16.7

10-15 years                         37.1

15-20 years                          7.8

20-25 years                          0.5

25 years and over                    0.3

Cash equivalent                      1.1

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 75.9
AA                                  18.1
A                                    4.0
BBB                                  0.9
Cash equivalent                      1.1

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

keep duration short when we expect interest rates to rise and extend it when we expect interest rates to fall. If our timing is wrong, performance can suffer. However, if we're right, such adjustments can aid performance as they did, relative to our peer group, during the period. However, the fund's longer duration relative to its benchmark hurt performance in a period of extreme volatility for interest rates. The fund lost ground when interest rates rose in June and July.

A VOLATILE PERIOD FOR BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the yield of mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds appear to be on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

NEW JERSEY'S CONTINUED BUDGET WOES

      When the period began, we were cautious about New Jersey bonds because of the state's budget problems caused by declining federal aid and lower capital gains taxes. In light of the state's continuing fiscal difficulties, we remain cautious on bonds directly tied to the state budget. We plan to retain the fund's slightly long duration and higher level of call protection. Call protection can help us lock in yields for longer periods by limiting when a bond can be redeemed by its issuer.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          11.87
Class B          11.87
Class C          11.87
Class G          11.87
Class T          11.87
Class Z          11.87

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.38
Class B           0.29
Class C           0.34
Class G           0.34
Class T           0.41
Class Z           0.44

SEC YIELDS
AS OF 10/31/03 (%)

Class A           1.91
Class B           1.10
Class C           1.48
Class G           1.42
Class T           2.06
Class Z           2.23

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.71%, 0.90%, 0.93%, 1.14%, 1.86% and 2.03% for class A,
B, C, G, T and Z shares, respectively.

TAXABLE-EQUIVALENT
SEC YIELDS AS OF 10/31/03 (%)

Class A           3.15
Class B           1.82
Class C           2.44
Class G           2.34
Class T           3.41
Class Z           3.68

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia New York Intermediate Municipal Bond Fund returned 4.19% without sales charge. This was higher than the Lipper New York Intermediate Municipal Debt Funds Category, which had an average total return of 3.91%.1 However, the fund's performance trailed the 4.91% return of the Lehman Brothers Quality Intermediate Municipal Bond Index, as well as the 5.18% return of the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 1.91%. This equaled a taxable yield of 3.15% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

      We believe that the fund's slightly longer duration and better call structure early in the period helped it outdistance its Lipper peer group. Duration is a measure of interest rate sensitivity. Since bond prices move in the opposite direction from interest rates, we typically keep duration short when we expect interest rates to rise and extend it when we expect interest rates to fall. If our timing is wrong,

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES AN
  AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Refunded/escrowed                   19.4

State appropriated                  16.2

Local general obligation            12.3

Education                            9.3

Toll facility                        8.0

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year                             1.6

1-3 years                            7.8

3-5 years                           10.3

5-7 years                           20.1

7-10 years                          17.4

10-15 years                         27.7

15-20 years                         10.2

20-25 years                          2.0

25 years and over                    0.9

Net cash & equivalent                2.0

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 54.0
AA                                  34.2
A                                    9.0
BBB                                  0.8
Net cash & equivalent                2.0

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

performance can suffer. However, if we're right, such adjustments can aid performance as they did, relative to our peer group, during the period. The fund also benefited from its relatively light exposure to hospital bonds, which did not do well during the period. In most areas of the country, hospital bonds were strong performers, but in New York the sector was weak. However, the fund's longer duration relative to its benchmark hurt performance in a period of extreme volatility for interest rates. The fund lost ground when interest rates rose in June and July.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the yield of mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds are on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

NEW YORK'S BUDGET PROBLEMS PERSIST

      We were cautious about New York bonds as we started the year because of the state's budget problems caused by declining federal aid and lower capital gains taxes. After a larger-than-requested budget was passed by the legislature over the objections of the governor, we believe that downgrades of New York's bonds by rating agencies are likely. In light of the state's continuing fiscal difficulties, we will continue to be cautious and monitor ongoing economic activity, and we expect to retain the fund's slightly long duration and higher level of call protection. Call protection limits when a bond can be redeemed by its issuer, which helps lock in yields for longer periods.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A          10.34
Class B          10.34
Class C          10.34
Class Z          10.34

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A           0.26
Class B           0.18
Class C           0.22
Class Z           0.30

SEC YIELDS
AS OF 10/31/03 (%)

Class A           2.14
Class B           1.47
Class C           1.81
Class Z           2.55

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.94%, 1.27%, 1.26% and 2.35% for class A, B, C and Z shares, respectively.

TAXABLE-EQUIVALENT
SEC YIELDS AS OF 10/31/03 (%)

Class A           3.39
Class B           2.32
Class C           2.87
Class Z           4.04

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia Pennsylvania Intermediate Municipal Bond Fund returned 3.24% without sales charge. This was less than the Lehman Brothers Quality Intermediate Municipal Bond Index, which returned 4.91%, as well as the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which returned 5.18%. The fund also trailed the Lehman Brothers Municipal Bond Index, which returned 5.11%, and the Lipper Pennsylvania Intermediate Municipal Debt Funds Category, which had an average total return of 4.27%.1

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 2.14%. This equaled a taxable yield of 3.39% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES AN
  AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES
  AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Local general obligation            41.7

Education                           14.5

State general obligation            11.6

Other industrial revenue             5.9

Toll facility                        5.9

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

1-3 years                            1.5

3-5 years                           11.7

5-7 years                           17.5

7-10 years                          43.2

10-15 years                         20.0

15-20 years                          3.8

Cash equivalent                      2.3

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 70.8
AA                                  19.2
A                                    7.7
Cash equivalent                      2.3

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

      We believe the fund's focus on the 7- to 10-year bond sector, which resulted in a shorter average maturity than its Lipper peer group, detracted from its relative return. Bonds in the 7- to 10-year sector underperformed longer bonds. The fund's below-average stake in hospital bonds also hindered relative returns, as the sector performed well during the period.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the yield of mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses to end the period close to where it started. Municipal bonds are on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

PENNSYLVANIA FACES FISCAL PRESSURES

      Like many states, Pennsylvania struggled during the period with a budget crisis brought on by reduced federal aid to states and lower tax revenues. The state responded by cutting services and raising taxes. Given the continued uncertainty of state financials, we plan to maintain a slightly conservative stance.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

PORTFOLIO MANAGERS' REPORT

NET ASSET VALUE PER
SHARE AS OF 10/31/03 ($)

Class A               11.48
Class B               11.48
Class C               11.48
Class G               11.48
Class T               11.48
Class Z               11.48

DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 10/31/03 ($)

Class A                0.35
Class B                0.26
Class C                0.30
Class G                0.29
Class T                0.39
Class Z                0.39

SEC YIELDS
AS OF 10/31/03 (%)

Class A                1.71
Class B                1.18
Class C                1.47
Class G                1.28
Class T                2.07
Class Z                2.17

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yields would have been 1.51%, 0.98%, 0.92%, 1.08%, 1.87% and 1.97% for class A,
B, C, G, T and Z shares, respectively.

TAXABLE-EQUIVALENT SEC
YIELDS AS OF  10/31/03 (%)

Class A                2.92
Class B                2.01
Class C                2.52
Class G                2.18
Class T                3.54
Class Z                3.70

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate and applicable state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

      On October 13, 2003, the fund's primary benchmark was changed to the Lehman Brothers 3-15 Year Blend Municipal Bond Index. We believe this index offers shareholders a more useful comparison of the fund's relative performance.

      For the 12-month period ended October 31, 2003, class A shares of Columbia Rhode Island Intermediate Municipal Bond Fund returned 3.86% without sales charge. This was slightly less than the Lipper Other States Municipal Debt Funds Category, which had an average total return of 3.97%.1 The fund also trailed the 4.91% return of the Lehman Brothers Quality Intermediate Municipal Bond Index, the 5.11% return of the Lehman Brothers Municipal Bond Index, and the 5.18% return of the Lehman Brothers 3-15 Year Blend Municipal Bond Index.

      On October 31, 2003, the fund's class A shares had a 30-day SEC annualized yield of 1.71%. This equaled a taxable yield of 2.92% for shareholders in the 35.0% federal income tax bracket, without taking into account savings on state taxes.

      The fund underperformed its benchmarks because of a variety of factors, including its longer duration early in the period and our

1 LIPPER INC., A WIDELY RESPECTED DATA PROVIDER IN THE INDUSTRY, CALCULATES AN
  AVERAGE TOTAL RETURN FOR MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AS THOSE OF THE FUND.

(BAR CHART)

TOP 5 SECTORS AS OF OCTOBER 31, 2003 (%)

Refunded                            20.5

Local general obligation            18.4

Education                           16.8

State general obligation            11.2

Local appropriated                   7.6

SECTOR WEIGHTINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THIS SECTOR BREAKDOWN IN THE FUTURE.

(BAR CHART)

MATURITY BREAKDOWN
AS OF 10/31/03 (%)

0-1 year                             1.1

1-3 years                           12.2

3-5 years                            7.6

5-7 years                           10.9

7-10 years                          19.8

10-15 years                         33.0

15-20 years                         10.2

20-25 years                          2.0

25 years and over                    2.3

Cash equivalent                      0.9

Maturity breakdown is calculated as a percentage of total investments including short term obligations, based on each security's effective maturity, which reflects pre-fundings, mandatory puts and other conditions that affect a bond's maturity. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain this maturity breakdown in the future.

QUALITY BREAKDOWN
AS OF 10/31/03 (%)

AAA                                 78.3
AA                                  15.7
A                                    0.9
BBB                                  2.7
Non Rated                            1.5
Cash equivalent                      0.9

Quality breakdown is calculated as a percentage of total investments including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown in the future.

PORTFOLIO MANAGERS' REPORT

decision to eliminate all bonds subject to the Alternative Minimum Tax (AMT). The fund's duration was relatively long after it was converted from a long-term to an intermediate-term bond fund--a short-term phenomenon that was addressed as the period wore on. Duration is a measure of a bond's interest rate sensitivity.

      As part of the fund's restructuring, we also sold all bonds that were subject to the AMT. We gave up the slight yield advantage offered by these bonds because they could have resulted in taxable income for some shareholders. Our decision to eliminate them ensured the tax-exempt status for all bonds in the portfolio for all shareholders.

A VOLATILE PERIOD FOR MUNICIPAL BONDS

      Municipal bond yields started and ended the 12-month period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a strong pro-growth, anti-inflation stance from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. Treasuries were boosted by speculative buying and by mutual funds, which used them to increase the durations of their shortening mortgage portfolios.

      The environment for bonds changed markedly during July, when stronger economic news bolstered consumer spending, capital spending and housing sales. In the face of this good news, bond prices fell sharply and yields rose. Later, the market recouped some of its losses later in the period to end close to where it started. Municipal bonds appear to be on track to register a second record year of issuance, led by states whose loss of federal aid and decreased tax revenues engendered widespread budget crises.

RHODE ISLAND'S OUTLOOK

      Rhode Island held up better than most states in the Northeast. The state's budget deficits were not as large as those of neighboring states, and they were handled reasonably quickly. The market for Rhode Island tax-exempt bonds remains strong as retail buyers continue to look for tax-exempt opportunities in a state with low supply. We expect to continue to maintain our overall high average quality, slightly longer duration and continue to enhance the call protection of the portfolio. There may be some opportunities in the lower-rated investment grade bonds as economic fundamentals improve.

/s/ Brian McGreevy                      /s/ Susan Sanderson

Brian McGreevy                          Susan Sanderson

BRIAN MCGREEVY HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1998 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1996. SUSAN SANDERSON HAS MANAGED THE COLUMBIA TAX-EXEMPT BOND FUNDS SINCE 1993 AND HAS MANAGED TAX-EXEMPT PORTFOLIOS FOR COLUMBIA MANAGEMENT ADVISORS, INC. OR ITS PREDECESSORS SINCE 1985.

TAX-EXEMPT BONDS INVOLVE SPECIAL RISKS. THE VALUE OF THE FUND WILL BE AFFECTED BY INTEREST RATE CHANGES AND THE CREDITWORTHINESS OF ISSUES HELD IN THE FUND. TAX-FREE MUTUAL FUNDS MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, IF APPLICABLE, THE ALTERNATIVE MINIMUM TAX.

SINGLE-STATE MUNICIPAL BOND FUNDS POSE ADDITIONAL RISKS DUE TO LIMITED GEOGRAPHICAL DIVERSIFICATION.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
MUNICIPAL SECURITIES - 98.94%

                  CONNECTICUT - 82.82%

$  1,435,000     Bridgeport, Series A
                 6.50%, 09/01/08
                 Insured: AMBAC..............................          $   1,684,733
   1,550,000     Bridgeport, Series A
                 5.45%, 03/01/11
                 Insured: AMBAC..............................              1,725,801
   2,000,000     Bridgeport, Series A
                 6.00%, 07/15/13
                 Insured: FGIC...............................              2,378,680
   1,600,000     Bridgeport, Series A
                 5.38%, 08/15/14
                 Insured: FGIC...............................              1,767,824
   1,080,000     Cheshire, Lot B, GO
                 4.50%, 08/01/07.............................              1,177,578
     885,000     Colchester, Lot A, GO
                 5.40%, 08/15/10
                 Insured: AMBAC..............................              1,014,369
     145,000     Connecticut State Airport Revenue
                 Bradley International Airport
                 7.40%, 10/01/04
                 Insured: FGIC...............................                153,229
     345,000     Connecticut State Airport Revenue
                 Pre-refunded 10/01/04
                 7.65%, 10/01/12
                 Insured: FGIC...............................                364,451
   1,565,000     Connecticut State COP
                 Juvenile Training School
                 5.25%, 12/15/14.............................              1,717,650
   1,500,000     Connecticut State Clean Water Fund
                 5.25%, 07/15/11.............................              1,657,095
   1,200,000     Connecticut State Clean Water Fund
                 6.00%, 10/01/12.............................              1,418,964
     500,000     Connecticut State Development Authority
                 The Elim Park Baptist Home, Inc.
                 5.75%, 12/01/23.............................                506,075
   2,000,000     Connecticut State Development Authority,
                 PCR Connecticut Light & Power, Series A
                 5.85%, 09/01/28.............................              2,094,740
   1,500,000     Connecticut State, GO
                 5.50%, 12/15/14
                 Insured: FSA................................              1,723,605
   1,000,000     Connecticut State, GO
                 5.00%, 08/15/21
                 Insured: FGIC...............................              1,038,370
     500,000     Connecticut State HEFA
                 Backus (William W.) Hospital Issue
                 Series D
                 5.63%, 07/01/17
                 Insured: AMBAC..............................                554,760
     900,000     Connecticut State HEFA
                 Connecticut College, Series C-1
                 5.50%, 07/01/27
                 Insured: MBIA...............................                949,086

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  1,250,000     Connecticut State HEFA
                 Connecticut College, Series D-1
                 5.75%, 07/01/30
                 Insured: MBIA...............................          $   1,367,625
     500,000     Connecticut State HEFA
                 Connecticut College, Series E
                 5.00%, 07/01/14
                 Insured: MBIA...............................                542,515
     400,000     Connecticut State HEFA
                 Connecticut College, Series E
                 5.25%, 07/01/22.............................                424,568
   3,595,000     Connecticut State HEFA
                 Connecticut State University, Series E
                 4.00%, 11/01/11
                 Insured: FGIC...............................              3,771,191
   2,000,000     Connecticut State HEFA
                 Fairfield University, Series I
                 5.25%, 07/01/25
                 Insured: MBIA...............................              2,060,200
     750,000     Connecticut State HEFA
                 Greenwich Hospital Issue, Series A
                 5.30%, 07/01/08
                 Insured: MBIA...............................                831,285
   1,060,000     Connecticut State HEFA
                 Middlesex Hospital, Series H
                 5.00%, 07/01/12
                 Insured: MBIA...............................              1,141,758
   1,000,000     Connecticut State HEFA
                 New Britain General Hospital, Series B
                 6.00%, 07/01/09
                 Insured: AMBAC..............................              1,050,760
   1,000,000     Connecticut State HEFA
                 New Horizons Village Project
                 7.05%, 11/01/09
                 Insured: AMBAC-TCRS.........................              1,076,270
     375,000     Connecticut State HEFA
                 Newington Childrens Hospital, Series A
                 5.65%, 07/01/05
                 Insured: MBIA...............................                392,936
   1,000,000     Connecticut State HEFA
                 Sharon Health Care
                 6.00%, 11/01/09
                 Insured: AMBAC-TCRS.........................              1,068,900
   1,750,000     Connecticut State HEFA
                 Special Care Hospital, Series B
                 5.38%, 07/01/17.............................              1,794,048
   2,740,000     Connecticut State HEFA
                 St. Raphael Hospital, Series H
                 5.30%, 07/01/10
                 Insured: AMBAC..............................              3,068,033
   2,000,000     Connecticut State HEFA
                 Stamford Hospital, Series F
                 5.40%, 07/01/09
                 Insured: MBIA...............................              2,163,620
   2,000,000     Connecticut State HEFA
                 Trinity College, Series E
                 5.80%, 07/01/16
                 Insured: MBIA...............................              2,217,060

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 CONNECTICUT (CONTINUED)

$    500,000     Connecticut State HEFA
                 Trinity College, Series F
                 5.50%, 07/01/21
                 Insured: MBIA...............................          $     563,075
   2,825,000     Connecticut State HEFA
                 Trinity College, Series G
                 5.50%, 07/01/15
                 Insured: AMBAC..............................              3,160,836
   1,000,000     Connecticut State HEFA
                 Trinity College, Series G
                 5.00%, 07/01/31
                 Insured: AMBAC..............................              1,016,030
     260,000     Connecticut State HEFA
                 Village Families & Children, Series A
                 5.00%, 07/01/23
                 Insured: AMBAC..............................                264,974
   1,010,000     Connecticut State HFA
                 Housing Mortgage Finance Program
                 Series C-1, GO
                 6.00%, 11/15/10.............................              1,070,903
   1,105,000     Connecticut State Regional School District
                 No. 15
                 5.00%, 02/01/15
                 Insured: FGIC...............................              1,215,832
   1,025,000     Connecticut State Regional School District
                 No. 15
                 5.00%, 02/01/16
                 Insured: FGIC...............................              1,123,441
   4,750,000     Connecticut State Resource Recovery
                 Authority Mid-Connecticut, Series A
                 6.25%, 11/15/05
                 Insured: MBIA...............................              5,205,382
   2,275,000     Connecticut State Resource Recovery
                 Authority Mid-Connecticut, Series A
                 6.25%, 11/15/06
                 Insured: MBIA...............................              2,570,886
   2,500,000     Connecticut State Resource Recovery
                 Authority Bridgeport Resco Co.
                 5.00%, 01/01/07.............................              2,730,575
   1,000,000     Connecticut State Resource Recovery
                 Authority Mid-Connecticut, Series A
                 5.75%, 11/15/07
                 Insured: MBIA...............................              1,135,640
   2,000,000     Connecticut State Resource Recovery
                 Authority Mid-Connecticut, Series A
                 5.38%, 11/15/10
                 Insured: MBIA...............................              2,226,200
   1,000,000     Connecticut State Resource Recovery
                 Authority Mid-Connecticut, Series A
                 5.50%, 11/15/11
                 Insured: MBIA...............................              1,113,430
   1,000,000     Connecticut State Revolving Fund Revenue
                 Series A
                 5.00%, 10/01/19.............................              1,051,050
   1,000,000     Connecticut State Revolving Fund Revenue
                 Refunding, Series B
                 5.00%, 10/01/12.............................              1,105,940

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  1,000,000     Connecticut State Revolving Fund Revenue
                 Refunding, Series B
                 5.00%, 10/01/14.............................          $   1,100,740
   1,000,000     Connecticut State Revolving Fund Revenue
                 Refunding, Series B
                 5.00%, 10/01/15.............................              1,100,000
   2,000,000     Connecticut State Special Assessment
                 Series A
                 5.25%, 01/01/10
                 Insured: FSA................................              2,241,980
   1,000,000     Connecticut State Special Assessment
                 Series A
                 5.25%, 01/01/11
                 Insured: AMBAC..............................              1,088,860
   2,025,000     Connecticut State, Series A
                 5.25%, 06/15/10.............................              2,269,255
   2,500,000     Connecticut State, Series A
                 5.25%, 03/15/13.............................              2,731,500
   2,500,000     Connecticut State, Series A
                 5.25%, 03/15/14.............................              2,734,175
   1,000,000     Connecticut State, Series A, GO
                 5.13%, 03/01/10.............................              1,113,980
     865,000     Connecticut State, Series A, GO
                 5.50%, 04/15/19.............................                948,403
   1,000,000     Connecticut State, Series A
                 Un-refunded
                 6.25%, 05/15/06.............................              1,113,270
   1,000,000     Connecticut State, Series C
                 5.38%, 12/15/10.............................              1,144,560
     500,000     Connecticut State, Series C, GO
                 5.50%, 08/15/05.............................                521,305
   1,310,000     Connecticut State, Series C
                 Pre-refunded 08/15/04
                 5.80%, 08/15/08.............................              1,372,186
      10,000     Connecticut State, Series B
                 Pre-refunded Escrowed to Maturity
                 5.40%, 03/15/08.............................                 11,299
     390,000     Connecticut State, Series B
                 Un-refunded
                 5.40%, 03/15/08.............................                438,949
   1,000,000     Connecticut State, Series B
                 5.75%, 11/01/11.............................              1,175,810
      25,000     Connecticut State, Series E
                 Pre-refunded Escrowed to Maturity
                 6.00%, 03/15/12.............................                 29,457
     975,000     Connecticut State, Series E
                 Un-refunded
                 6.00%, 03/15/12.............................              1,148,823
   2,000,000     Connecticut State, SP OB
                 6.10%, 10/01/12
                 Insured: FGIC...............................              2,112,060
   1,250,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series A
                 5.25%, 09/01/07.............................              1,394,062
     750,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series A
                 5.38%, 09/01/08.............................                848,295

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 CONNECTICUT (CONTINUED)

$  1,160,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series A
                 5.70%, 06/01/12
                 Insured: FGIC...............................          $   1,291,312
   3,250,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series A
                 5.50%, 10/01/12
                 Insured: FGIC...............................              3,722,647
   1,000,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series A
                 5.60%, 06/01/13
                 Insured: FGIC...............................              1,078,440
   2,100,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series A
                 5.25%, 10/01/14
                 Insured: FGIC...............................              2,304,939
   3,920,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series B
                 5.50%, 10/01/11
                 Insured: FGIC...............................              4,118,234
     400,000     Connecticut State, SP OB
                 Transportation Infrastructure, Series B
                 6.13%, 09/01/12.............................                476,684
     600,000     Cromwell, GO
                 5.00%, 06/15/11
                 Insured: FGIC...............................                669,420
     200,000     Danbury, GO
                 5.63%, 02/01/13.............................                231,424
     640,000     East Haven, GO
                 5.00%, 09/01/15
                 Insured: MBIA...............................                708,109
   1,000,000     East Lyme, GO
                 5.00%, 07/15/05
                 Insured: FGIC...............................              1,063,160
     855,000     Easton, GO
                 4.75%, 10/15/21.............................                870,287
   1,100,000     Fairfield, GO
                 5.00%, 01/01/18.............................              1,155,913
   2,200,000     Fairfield, Series A, GO
                 5.00%, 04/01/22.............................              2,274,712
     820,000     Farmington, GO
                 5.00%, 09/15/19.............................                868,798
   2,000,000     Georgia, GO
                 6.00%, 07/01/04.............................              2,065,560
   3,750,000     Hamden, GO
                 5.00%, 08/15/06
                 Insured: MBIA...............................              4,095,900
     500,000     Hamden, GO
                 Pre-refunded 08/15/06
                 5.50%, 08/15/14
                 Insured: MBIA...............................                557,825
     500,000     Hartford, GO
                 5.70%, 10/01/12
                 Insured: FGIC...............................                551,465
   1,000,000     Hartford, GO
                 5.75%, 10/01/13
                 Insured: FGIC...............................              1,103,870

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  2,065,000     Hartford, GO
                 4.75%, 12/01/15
                 Insured: FSA................................          $   2,221,672
     250,000     Hartford County
                 Metropolitan District, GO
                 6.70%, 10/01/09.............................                304,873
   1,205,000     Hartford County
                 Metropolitan District, GO
                 5.00%, 04/01/19.............................              1,274,167
     300,000     Meriden, GO
                 5.75%, 10/15/04
                 Insured: AMBAC..............................                313,419
     580,000     Monroe, GO
                 5.63%, 04/15/14
                 Insured: FGIC...............................                636,359
     370,000     Montville, GO
                 5.30%, 12/01/09.............................                424,856
   1,330,000     New Canaan, GO
                 4.50%, 11/01/08.............................              1,460,393
     500,000     New Canaan, GO
                 4.75%, 02/01/18.............................                552,495
   1,500,000     New Haven, GO
                 5.38%, 02/15/11
                 Insured: FGIC...............................              1,657,635
     630,000     New Haven, Series A, GO
                 5.00%, 11/01/05
                 Insured: FGIC...............................                676,173
   2,000,000     New Haven, Series A, GO
                 5.25%, 11/01/16
                 Insured: FGIC...............................              2,207,400
   1,000,000     New Haven, Series B, GO
                 5.38%, 11/01/12
                 Insured: FGIC...............................              1,136,820
   2,575,000     New Haven, Series B, GO
                 5.75%, 11/01/19
                 Insured: FSA................................              3,027,711
   2,565,000     New Haven, Series C, GO
                 5.00%, 11/01/06
                 Insured: MBIA...............................              2,816,524
   2,000,000     New Haven, Series C, GO
                 5.00%, 11/01/18
                 Insured: MBIA...............................              2,134,620
   1,290,000     New London, Series C, GO
                 5.00%, 02/01/17
                 Insured: AMBAC..............................              1,382,661
     250,000     New Milford, GO
                 5.50%, 08/01/08.............................                284,983
   1,000,000     Norwalk, GO
                 4.00%, 07/15/09 (A).........................              1,069,490
   1,725,000     Ridgefield, Lot A, GO
                 5.00%, 03/01/12.............................              1,913,577
   1,100,000     Seymour, Lot B, GO
                 5.25%, 08/01/15
                 Insured: MBIA...............................              1,212,354
     985,000     South Central Regional Water
                 Authority Water System, 13th Series A
                 6.00%, 08/01/09
                 Insured: MBIA...............................              1,031,334

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 CONNECTICUT (CONTINUED)

$  1,045,000     South Central Regional Water
                 Authority Water System, 13th Series A
                 6.00%, 08/01/10
                 Insured: MBIA...............................          $   1,094,157
   1,000,000     Stamford, GO
                 5.25%, 07/15/12.............................              1,131,020
   1,000,000     Stamford, GO
                 5.00%, 08/15/19.............................              1,054,470
   1,300,000     Torrington, GO
                 5.13%, 09/15/12
                 Insured: FGIC...............................              1,421,576
     100,000     Trumbull, GO
                 6.00%, 05/15/04.............................                102,638
   1,140,000     Trumbull, GO
                 5.00%, 01/15/05.............................              1,192,543
   1,085,000     University of Connecticut
                 Series A
                 5.00%, 04/01/10.............................              1,208,972
   1,000,000     University of Connecticut
                 Series A
                 5.38%, 04/01/13.............................              1,119,780
   1,000,000     University of Connecticut
                 Series A
                 5.25%, 04/01/14
                 Insured: MBIA...............................              1,086,320
   2,000,000     University of Connecticut
                 Series A, GO
                 5.38%, 03/01/19
                 Insured: FGIC...............................              2,164,460
   1,185,000     University of Connecticut
                 Student Fee, Series A
                 5.25%, 05/15/14.............................              1,305,645
     100,000     West Hartford, GO
                 6.00%, 05/01/07.............................                113,653
   2,345,000     West Hartford, GO
                 5.00%, 07/15/11.............................              2,623,140
     550,000     Westport, GO
                 5.38%, 08/15/14.............................                630,360
   1,550,000     Westport, GO
                 5.38%, 08/15/15.............................              1,776,471
   1,155,000     Westport, GO
                 5.00%, 12/01/16.............................              1,294,328
   1,890,000     Westport, GO
                 5.00%, 07/15/18.............................              2,138,327
   1,200,000     Westport, GO
                 5.00%, 08/15/18.............................              1,291,944
                                                                       -------------
                                                                         176,788,961
                                                                       -------------

                 ILLINOIS - 0.56%

   1,200,000     Illinois HFA, OSF Healthcare System
                 1.05%, 11/15/27 (B).........................              1,200,000
                                                                       -------------

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 MISSISSIPPI - 1.08%

$  2,300,000     Jackson County PCR,
                 Chevron U.S.A., Inc. Project
                 0.95%, 12/01/16 (B).........................          $   2,300,000
                                                                       -------------

                 MISSOURI - 0.38%

     800,000     Missouri State HEFA,
                 Washington University, Series C
                 1.05%, 09/01/30 (B).........................                800,000
                                                                       -------------

                 NEW YORK - 1.22%

   1,700,000     New York City, GO
                 Sub-Series A-10
                 1.07%, 08/01/16 (B).........................              1,700,000
     900,000     New York City, GO
                 Sub-Series A-4
                 1.15%, 08/01/22 (B).........................                900,000
                                                                       -------------
                                                                           2,600,000
                                                                       -------------

                 OHIO - 0.38%

   3,000,000     Hamilton County
                 Sales Tax Revenue, Series B
                 5.85%, 12/01/28 (C)
                 Insured: AMBAC..............................                800,100
                                                                       -------------

                 PUERTO RICO - 12.50%

   1,250,000     Puerto Rico Commonwealth, GO
                 5.25%, 07/01/10
                 Insured: FSA................................              1,418,338
   3,000,000     Puerto Rico Commonwealth, GO
                 5.50%, 07/01/13
                 Insured: FGIC...............................              3,443,220
   4,500,000     Puerto Rico Commonwealth, GO
                 4.82%, 07/01/14 (C)
                 Insured: MBIA...............................              2,924,910
   1,000,000     Puerto Rico Commonwealth, GO
                 6.00%, 07/01/16
                 Insured: MBIA...............................              1,194,970
   3,000,000     Puerto Rico Commonwealth, GO, Series A
                 5.50%, 07/01/20
                 Insured: FGIC...............................              3,401,970
   2,615,000     Puerto Rico Commonwealth Highway &
                 Transportation Authority, Infrastructure BK
                 5.25%, 07/01/14
                 Insured: MBIA...............................              2,879,716
   1,870,000     Puerto Rico Commonwealth Highway &
                 Transportation Authority, Series E
                 5.50%, 07/01/17
                 Insured: FSA................................              2,143,843
   2,500,000     Puerto Rico Commonwealth
                 Infrastructure Financing Authority, Series A
                 5.25%, 07/01/10
                 Insured: AMBAC..............................              2,795,825

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 PUERTO RICO (CONTINUED)

$  1,000,000     Puerto Rico Commonwealth
                 Infrastructure Financing Authority
                 Series A
                 5.50%, 10/01/40.............................          $   1,078,550
     725,000     Puerto Rico Industrial Tourist Educational,
                 Medical, & Environmental Control Facilities
                 Inter-American University, Series A
                 5.25%, 10/01/12.............................                799,530
     975,000     Puerto Rico Industrial Tourist Educational,
                 Medical, & Environmental Control Facilities
                 Inter-American University, Series A
                 5.38%, 10/01/13.............................              1,075,396
     650,000     Puerto Rico Industrial Tourist Educational,
                 Medical, & Environmental Control Facilities
                 Inter-American University, Series A
                 5.50%, 10/01/14.............................                716,638
   1,500,000     Puerto Rico Municipal Finance Agency
                 Series A
                 5.75%, 08/01/12
                 Insured: FSA................................              1,708,485
   1,000,000     Puerto Rico Municipal Finance Agency
                 Series A
                 5.50%, 07/01/17
                 Insured: FSA................................              1,108,820
                                                                       -------------
                                                                          26,690,211
                                                                       -------------
                 TOTAL MUNICIPAL SECURITIES..................            211,179,272
                                                                       -------------
                 (Cost $200,061,424)

  SHARES
  ------
INVESTMENT COMPANIES - 0.54%

     775,051     Dreyfus Tax-Exempt Cash
                 Management Fund.............................                775,051
     376,849     Federated Tax-Free Obligations Fund.........                376,849
                                                                       -------------
                 TOTAL INVESTMENT COMPANIES..................              1,151,900
                                                                       -------------
                 (Cost $1,151,900)
TOTAL INVESTMENTS - 99.48%...................................            212,331,172
                                                                       -------------
(Cost $201,213,324) (D)

NET OTHER ASSETS AND LIABILITIES - 0.52%.....................              1,118,449
                                                                       -------------
NET ASSETS - 100.00%.........................................          $ 213,449,621
                                                                       =============

---------------------------------------
(A)     Security purchased on a delayed delivery basis.

(B) Variable Rate Bond. Interest rate shown reflects the rate in effect on October 31, 2003.

(C) Zero Coupon Bond. Interest rate shown reflects the effective yield to maturity at time of purchase.

(D)     Cost for federal income tax purposes is $201,019,548.

ACRONYM        NAME
-------        ----
AMBAC          American Municipal Bond Assurance Corp.
AMBAC-TCRS     AMBAC Transferable Custodial Receipts
COP            Certificate of Participation
FGIC           Federal Guaranty Insurance Corp.
FSA            Financial Security Assurance Co.
GO             General Obligation
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Authority
MBIA           Municipal Bond Insurance Association
PCR            Pollution Control Revenue
SP OB          Special Obligation

                       See Notes to Financial Statements.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
MUNICIPAL SECURITIES - 95.78%

                 FLORIDA - 91.20%

$  1,000,000     Boca Raton
                 Water & Sewer Improvement
                 5.00%, 10/01/08.............................          $   1,120,870
   1,195,000     Brevard County
                 Constitutional Fuel Tax Revenue
                 6.00%, 08/01/14
                 Insured: FSA................................              1,379,520
   1,025,000     Broward County, Series A, GO
                 5.25%, 01/01/14.............................              1,117,168
   1,000,000     Broward County, Series B, GO
                 5.00%, 01/01/07.............................              1,096,430
   1,500,000     Collier County, School Board, COP
                 5.00%, 02/15/13
                 Insured: FSA................................              1,629,105
   1,000,000     Dade County, School Board, COP
                 Series B
                 Pre-refunded 08/01/06
                 5.60%, 08/01/26
                 Insured: AMBAC..............................              1,116,450
   1,000,000     Dade County, School Board, COP
                 Series B
                 Pre-refunded 08/01/06
                 5.70%, 08/01/16
                 Insured: AMBAC..............................              1,119,130
   1,000,000     Dade County, School District, GO
                 6.00%, 07/15/06
                 Insured: MBIA...............................              1,113,260
   1,000,000     Dade County, Water & Sewer System
                 6.25%, 10/01/06
                 Insured: FGIC...............................              1,126,790
   2,000,000     Escambia County Health Facilities Authority
                 Ascenson Health Credit, Series A
                 5.25%, 11/15/14.............................              2,160,080
   1,000,000     Florida Municipal Loan Council Revenue
                 Series A
                 5.50%, 05/01/13
                 Insured: MBIA...............................              1,130,540
   1,000,000     Florida State Board of Education
                 Capital Outlay, Public Education
                 Series A, GO
                 Pre-refunded 01/01/04
                 5.75%, 06/01/13.............................              1,132,690
   1,500,000     Florida State Board of Education
                 Capital Outlay, Public Education
                 Series C, GO
                 5.25%, 06/01/08
                 Insured: FGIC...............................              1,686,270
   1,000,000     Florida State Board of Education
                 Lottery Revenue, Series A
                 5.50%, 07/01/12
                 Insured: FGIC...............................              1,137,140

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  1,515,000     Florida State Department of General
                 Services Division of Facilities Management
                 Revenue, Florida Facilities Pool
                 Series A
                 5.25%, 09/01/15
                 Insured: FSA................................          $   1,693,573
   1,000,000     Florida State Division of Bond Finance
                 Department of Environmental Protection
                 Preservation, Series 2000-A
                 5.50%, 07/01/12
                 Insured: MBIA...............................              1,102,660
   2,000,000     Florida State Division of Bond Finance
                 Department of Environmental Protection
                 Preservation, Series 2000-B
                 5.50%, 07/01/08
                 Insured: FSA................................              2,273,060
   1,600,000     Florida State Housing & Finance Authority
                 Homeowner Mortgages, Series 1
                 5.05%, 07/01/12
                 Insured: MBIA...............................              1,678,208
   1,870,000     Florida State Housing & Finance Authority
                 Plantation Colony Apartments, Series B
                 5.70%, 10/01/24
                 Insured: FNMA...............................              1,932,551
   2,200,000     Florida State Jacksonville Transportation
                 Senior Lien, GO
                 6.00%, 07/01/08.............................              2,515,194
   1,000,000     Florida WPC Financing Co.
                 5.00%, 01/15/08.............................              1,111,210
   1,390,000     Florida WPC Financing Co.
                 5.50%, 01/15/13.............................              1,553,367
   1,000,000     Gulf Breeze, Series C
                 5.00%, 12/01/15
                 Insured: FGIC...............................              1,072,110
   1,000,000     Hillsborough County, Industrial Development
                 Authority Hospital Revenue Tampa General
                 Hospital Project Series A
                 5.00%, 10/01/18.............................                986,520
   1,060,000     Hillsborough County School District
                 Sales Tax Revenue
                 5.38%, 10/01/13.............................              1,176,240
   1,000,000     Hillsborough County Utilities Lien
                 5.25%, 08/01/07
                 Insured: AMBAC..............................              1,115,400
     745,000     Holly Hill Water & Sewer
                 5.00%, 10/01/15
                 Insured: MBIA...............................                799,236
   1,000,000     Indian Trace Community
                 Water Management, Series A-1
                 5.50%, 05/01/07
                 Insured: MBIA...............................              1,078,870
   1,000,000     Jacksonville Sales Tax Revenue
                 5.50%, 10/01/12
                 Insured: FGIC...............................              1,140,100
   1,000,000     Lee County, Series A
                 5.75%, 10/01/11
                 Insured: MBIA...............................              1,162,250

                       See Notes to Financial Statements.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 FLORIDA (CONTINUED)

$  1,000,000     Lee County Transportation Facilities
                 Series A
                 5.25%, 10/01/06
                 Insured: AMBAC..............................          $   1,100,280
   1,000,000     Lee Memorial Health System
                 Hospital, Series A
                 5.75%, 04/01/15
                 Insured: FSA................................              1,118,680
   2,000,000     Miami-Dade County
                 School Board, Series A
                 5.50%, 05/01/10
                 Insured: MBIA...............................              2,289,980
   1,500,000     Miami-Dade County
                 Water & Sewer Revenue
                 5.00%, 10/01/12
                 Insured: MBIA...............................              1,652,295
   1,500,000     Orlando Utilities Commission,
                 Water & Electric, Series C
                 5.25%, 10/01/16.............................              1,631,205
   1,555,000     Osceola County Tourist Development
                 Tax Revenue, Series A
                 5.50%, 10/01/14
                 Insured: FGIC...............................              1,738,334
   1,500,000     Palm Beach County
                 Criminal Justice Facilities
                 5.38%, 06/01/09
                 Insured: FGIC...............................              1,704,060
   1,240,000     Pasco County Sales Tax Revenue
                 5.00%, 12/01/16
                 Insured: AMBAC..............................              1,329,255
     920,000     Port St. Lucie Utility Revenue
                 5.00%, 09/01/17
                 Insured: MBIA...............................                977,215
   1,490,000     Reedy Creek, Improvement District
                 Series 1
                 5.25%, 10/01/15
                 Insured: MBIA...............................              1,646,316
   2,500,000     Reedy Creek, Improvement District
                 Series A, GO
                 Pre-refunded 06/01/05
                 5.75%, 06/01/14
                 Insured: MBIA...............................              2,678,250
   1,000,000     Seacoast Utility Authority
                 Water & Sewer Utility Systems
                 5.00%, 03/01/08
                 Insured: FGIC...............................              1,110,460
   1,295,000     Seminole County Sales Tax Revenue
                 5.38%, 10/01/13
                 Insured: FGIC...............................              1,446,657
   1,500,000     South Broward Hospital District,
                 Series A
                 5.25%, 05/01/13
                 Insured: MBIA...............................              1,658,220
   1,720,000     St. Petersburg Health Facilities Authority,
                 All Childrens Hospital
                 5.50%, 11/15/14.............................              1,904,436

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  1,000,000     Tampa Water & Sewer, Series B
                 5.00%, 07/01/10.............................          $   1,115,510
   1,405,000     Winter Park Water & Sewer
                 5.25%, 12/01/14
                 Insured: AMBAC..............................              1,546,610
                                                                       -------------
                                                                          67,103,755
                                                                       -------------

                 PUERTO RICO - 4.58%

   1,000,000     Puerto Rico Commonwealth Highway and
                 Transportation Authority, Series AA
                 5.00%, 07/01/10
                 Insured: FGIC...............................              1,119,670
   1,000,000     Puerto Rico Municipal Finance Agency
                 Series B, GO
                 5.50%, 08/01/09
                 Insured: FSA................................              1,148,670
   1,000,000     Puerto Rico Commonwealth
                 Series C, GO
                 5.00%, 07/01/28
                 Insured: MBIA...............................              1,104,100
                                                                       -------------
                                                                           3,372,440
                                                                       -------------
                 TOTAL MUNICIPAL SECURITIES..................             70,476,195
                                                                       -------------
                 (Cost $67,153,004)

  SHARES
  ------
INVESTMENT COMPANIES - 3.60%

   1,004,542     Dreyfus Tax-Exempt Cash
                 Management Fund.............................              1,004,542
   1,645,152     Federated Tax-Free Obligations Fund.........              1,645,152
                                                                       -------------
                 TOTAL INVESTMENT COMPANIES..................              2,649,694
                                                                       -------------
                 (Cost $2,649,694)
TOTAL INVESTMENTS - 99.38%...................................             73,125,889
                                                                       -------------
(Cost $69,802,698) (A)

NET OTHER ASSETS AND LIABILITIES - 0.62%.....................                453,191
                                                                       -------------
NET ASSETS - 100.00%.........................................          $  73,579,080
                                                                       =============

------------------------------------------------

(A)        Cost for federal income tax purposes is $69,802,498.

ACRONYM    NAME
-------    ----
AMBAC      American Municipal Bond Assurance Corp.
COP        Certificate of Participation
FGIC       Federal Guaranty Insurance Corp.
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Co.
GO         General Obligation
MBIA       Municipal Bond Insurance Association
WPC        Water Pollution Control

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
MUNICIPAL SECURITIES - 97.63%

                 ALABAMA - 0.38%

$  2,000,000     Birmingham, Series A, GO
                 5.25%, 05/01/17.............................          $   2,158,620
                                                                       -------------

                 ARKANSAS - 0.48%

   2,580,000     Beaver Water District, Benton & Washington
                 Counties Water Revenue
                 6.00%, 11/15/04
                 Insured: MBIA...............................              2,709,206
                                                                       -------------

                 ARIZONA - 2.71%

   2,000,000     Arizona State COP, Series B
                 5.38%, 09/01/08
                 Insured: FSA................................              2,263,100
     250,000     Central Arizona Water Conservation
                 District Contract Revenue,
                 Central Arizona Project, Series A
                 5.50%, 11/01/08.............................                285,122
   1,585,000     Maricopa County Hospital Revenue,
                 Samaritan Health Services
                 7.63%, 01/01/08.............................              1,770,984
     750,000     Maricopa County School District No. 4,
                 Mesa University, Series A, GO
                 Pre-refunded 07/01/05
                 5.65%, 07/01/11
                 Insured: FGIC...............................                819,338
   1,750,000     Maricopa County Unified School District
                 No.097, Deer Valley, Series A, GO
                 6.25%, 07/01/06
                 Insured: MBIA...............................              1,956,675
     500,000     Maricopa County Unified School District
                 No.69, Paradise Valley
                 6.35%, 07/01/10
                 Insured: MBIA...............................                596,005
   1,130,000     Phoenix Civic Improvement Wastewater
                 System Revenue, Junior Lien
                 5.25%, 07/01/08
                 Insured: FGIC...............................              1,268,685
   4,000,000     Pima County Unified School District,
                 No.1, Tucson, GO
                 5.88%, 07/01/14
                 Insured: FGIC...............................              4,154,600
   1,000,000     Salt River Project, Agricultural Improvement
                 & Power District Electric System Revenue,
                 Salt River Project, Series C
                 5.00%, 01/01/12.............................              1,098,990
     500,000     Tempe High School District No. 213, GO
                 7.00%, 07/01/08
                 Insured: FGIC...............................                598,260
     500,000     University of Arizona, COP, Series A
                 5.50%, 06/01/15
                 Insured: AMBAC..............................                554,400
                                                                       -------------
                                                                          15,366,159
                                                                       -------------

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 CALIFORNIA - 2.57%

$  1,000,000     California State Department of Water
                 Resources, Center Valley Project, Series X
                 5.50%, 12/01/15.............................          $   1,140,520
   5,000,000     California State Department of Water
                 Resources, Power Supply Revenue, Series A
                 5.25%, 05/01/10
                 Insured: MBIA...............................              5,639,150
   1,000,000     California State, GO
                 5.25%, 11/01/18 (B).........................              1,017,330
   1,830,000     California State HFA, Home Mortgage
                 Revenue, Series K
                 5.95%, 08/01/10.............................              1,934,603
     300,000     Carlsbad Unified School District, Series
                 1997
                 5.30%, 11/01/14 (A)
                 Insured: FGIC...............................                185,466
   1,000,000     Corona-Norco Unified School District,
                 Series C, GO
                 5.34%, 09/01/16 (A)
                 Insured: FGIC...............................                550,910
   1,135,000     Los Angeles County, Metropolitan
                 Transportation Authority, Sales Tax
                 Revenue, Proposition C, Series A
                 5.70%, 07/01/12
                 Insured: AMBAC..............................              1,241,656
     250,000     Natomas Unified School District,
                 Series 1999, GO
                 5.85%, 03/01/15
                 Insured: MBIA...............................                291,055
   1,000,000     San Bernardino County, COP
                 Justice Center Airport Improvements,
                 Series A
                 5.00%, 07/01/15
                 Insured: MBIA...............................              1,087,580
   1,000,000     Union Elementary School District Capital
                 Appreciation, Series A, GO
                 6.17%, 09/01/20 (A)
                 Insured: FGIC...............................                427,260
   1,960,000     Yuba City Unified School District Capital
                 Appreciation, GO
                 5.80%, 09/01/16 (A)
                 Insured: FGIC...............................              1,079,783
                                                                       -------------
                                                                          14,595,313
                                                                       -------------

                 COLORADO - 2.70%

   1,300,000     Adams County School District No. 012,
                 Series A, GO
                 5.95%, 12/15/12 (A)
                 Insured: MBIA...............................                894,621
   1,000,000     Colorado Department of Transportation, RAN,
                 5.50%, 06/15/15.............................              1,139,290
   2,750,000     Colorado Department of Transportation, RAN,
                 Pre-refunded 06/15/10
                 6.00%, 06/15/12.............................              3,254,598
   2,750,000     Colorado Department of Transportation, RAN,
                 Pre-refunded 06/15/10
                 6.00%, 06/15/15
                 Insured: AMBAC..............................              3,254,598

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 COLORADO (CONTINUED)

$  3,000,000     Colorado Department of Transportation,
                 RAN, Series B
                 5.50%, 06/15/14
                 Insured: MBIA...............................          $   3,416,850
   1,500,000     Colorado Public Highway Authority Revenue,
                 Series B,
                 6.14%, 09/01/18 (A)
                 Insured: MBIA...............................                729,525
   2,000,000     Denver City & County Airport Revenue,
                 Series A
                 5.50%, 11/15/25
                 Insured: MBIA...............................              2,102,380
     500,000     Jefferson County School District No. R-001,
                 GO
                 5.50%, 12/15/06
                 Insured: MBIA...............................                557,104
                                                                       -------------
                                                                          15,348,966
                                                                       -------------

                 CONNECTICUT - 1.45%

   1,000,000     Connecticut State HEFA,
                 Trinity College, Series F
                 5.50%, 07/01/21
                 Insured: MBIA...............................              1,126,150
   1,000,000     Connecticut State SP OB Revenue,
                 Transportation Infrastructure, Series A
                 5.38%, 10/01/17.............................              1,143,280
   1,520,000     Connecticut State SP OB Revenue,
                 Transportation Infrastructure, Series A
                 5.63%, 12/01/19.............................              1,779,829
   1,000,000     Connecticut State SP OB Revenue,
                 Transportation Infrastructure, Series B
                 5.38%, 10/01/12
                 Insured: FSA................................              1,122,760
   2,750,000     Connecticut State SP OB Revenue,
                 Transportation Infrastructure, Series B
                 5.50%, 10/01/12
                 Insured: MBIA...............................              3,078,130
                                                                       -------------
                                                                           8,250,149
                                                                       -------------

                 DELAWARE - 0.24%

   1,165,000     Delaware State Economic Development
                 Authority Revenue, Water Development,
                 Wilmington Suburban, Series B
                 6.45%, 12/01/07.............................              1,341,765
                                                                       -------------

                 DISTRICT OF COLUMBIA - 1.70%

   1,000,000     District of Columbia Revenue, Georgetown
                 University, Series A
                 5.95%, 04/01/14
                 Insured: MBIA...............................              1,136,180
   2,000,000     District of Columbia, Series A, GO
                 5.88%, 06/01/05
                 Insured: FSA CR.............................              2,139,640

PAR VALUE                                                                  VALUE
---------                                                                  -----
$    250,000     Metropolitan Area Transit Authority
                 Gross Revenue
                 6.00%, 07/01/07.............................          $     284,798
   5,620,000     Washington D.C. Convention Center
                 Authority Dedicated Tax Revenue,
                 Senior Lien
                 5.25%, 10/01/14
                 Insured: AMBAC..............................              6,106,579
                                                                       -------------
                                                                           9,667,197
                                                                       -------------

                 FLORIDA - 2.82%

   2,675,000     Florida State Board of Education Lottery
                 Revenue, Series A
                 5.25%, 07/01/18
                 Insured: FGIC...............................              2,889,482
   2,900,000     Florida State Department of Environmental
                 Protection, Preservation Revenue, Series A
                 5.75%, 07/01/08.............................              3,326,387
   1,000,000     Hillsborough County Industrial
                 Development Authority, PCR,
                 Tampa Electric Co.
                 4.00%, 5/15/18..............................                997,950
   2,000,000     Hillsborough County School Board Master
                 Lease Program, COP, Series A
                 5.50%, 07/01/14
                 Insured: MBIA...............................              2,273,200
   3,000,000     Orange County Tourist Development
                 Tax Revenue
                 5.50%, 10/01/31.............................              3,177,480
   1,900,000     Tallahassee Consolidated Utility Systems
                 5.50%, 10/01/17
                 Insured: FGIC...............................              2,162,542
   1,000,000     Tampa Utility Tax & Special Revenue
                 6.00%, 10/01/08
                 Insured: AMBAC..............................              1,161,960
                                                                       -------------
                                                                          15,989,001
                                                                       -------------

                 GEORGIA - 5.79%

   4,000,000     Atlanta Airport Facilities Revenue
                 6.50%, 01/01/07.............................              4,533,720
   2,725,000     Atlanta Airport Facilities Revenue, Series A
                 5.50%, 01/01/22
                 Insured: FGIC...............................              3,133,478
   3,420,000     Atlanta Water & Wastewater Revenue,
                 Series A,
                 5.00%, 11/01/38
                 Insured: FGIC...............................              3,856,529
   1,000,000     Columbus Water & Sewer Revenue
                 5.00%, 05/01/10
                 Insured: FSA................................              1,112,140
   2,000,000     De Kalb County Water & Sewer Revenue
                 6.25%, 10/01/06.............................              2,256,000
     165,000     Georgia Municipal Electric Authority Power
                 Revenue, Series Y,
                 Pre-refunded Escrowed to Maturity
                 6.40%, 01/01/13
                 Insured: AMBAC..............................                196,660

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                  GEORGIA (CONTINUED)

$  4,250,000     Georgia Municipal Electric Authority
                 Power Revenue, Series Y,
                 Un-refunded
                 6.40%, 01/01/13
                 Insured: AMBAC..............................          $   5,075,562
   1,000,000     Georgia State, Series B, GO
                 5.75%, 08/01/08.............................              1,149,650
   2,000,000     Georgia State, Series B, GO
                 5.75%, 08/01/10.............................              2,329,600
   3,000,000     Georgia State, Series D, GO
                 5.80%, 11/01/10.............................              3,498,900
   4,000,000     Georgia State, Series D, GO
                 5.80%, 11/01/12.............................              4,566,680
   1,000,000     Metropolitan Atlanta Rapid Transportation
                 Authority, Sales Tax Revenue, Series A
                 6.25%, 07/01/10
                 Insured: MBIA...............................              1,186,700
                                                                       -------------
                                                                          32,895,619
                                                                       -------------

                 HAWAII - 0.87%

   1,815,000     Hawaii State, Series CU, GO
                 5.75%, 10/01/08
                 Insured: MBIA...............................              2,086,270
   1,000,000     Honolulu City & County, Series A, GO
                 7.35%, 07/01/06.............................              1,143,270
     135,000     Honolulu City & County, Series A
                 Pre-refunded Escrowed to Maturity
                 6.00%, 11/01/10
                 Insured: MBIA...............................                160,476
     365,000     Honolulu City & County, Series A
                 Un-refunded
                 6.00%, 11/01/10.............................                429,441
   1,000,000     University of Hawaii, System Revenue,
                 Series A
                 5.50%, 07/15/14
                 Insured: FGIC...............................              1,116,300
                                                                       -------------
                                                                           4,935,757
                                                                       -------------

                 ILLINOIS - 4.85%

   2,100,000     Chicago Board of Education, Chicago
                 School Reform, GO
                 6.25%, 12/01/12
                 Insured: MBIA...............................              2,503,242
   1,300,000     Chicago Board of Education, GO
                 5.60%, 12/01/18
                 Insured: FGIC...............................              1,441,726
   3,000,000     Chicago O'Hare International Airport
                 Revenue, Passenger Facilities Charge,
                 Series A
                 5.63%, 01/01/12
                 Insured: AMBAC..............................              3,290,220
     500,000     Chicago Project, Series C, GO
                 5.75%, 01/01/13
                 Insured: FGIC...............................                562,075

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  4,000,000     Chicago Skyway Toll Bridge Revenue
                 5.50%, 01/01/23
                 Insured: MBIA...............................          $   4,249,560
   2,155,000     Chicago Water Revenue
                 6.50%, 11/01/09
                 Insured: FGIC...............................              2,574,449
   1,000,000     Cook County, GO
                 7.25%, 11/01/07
                 Insured: MBIA...............................              1,122,220
   3,000,000     Illinois Educational Facilities Authority,
                 Wesleyan University
                 5.65%, 09/01/26
                 Insured: MBIA...............................              3,193,950
   2,540,000     Illinois State Dedicated Tax Capital
                 Appreciation, Civic Center, Series B
                 5.79%, 12/15/17 (A)
                 Insured: AMBAC..............................              1,294,562
   1,000,000     Illinois State, GO
                 5.80%, 09/01/18
                 Insured: FGIC...............................              1,112,420
   1,000,000     Illinois State Sales Tax Revenue,
                 Second Series
                 5.50%, 06/15/15.............................              1,132,320
     500,000     Illinois State Sales Tax Revenue,
                 Series V
                 6.00%, 06/15/08.............................                548,115
   3,650,000     Kendall Kane County, Community Unit
                 School District, No. 115, Yorkville
                 Capital Appreciation, GO
                 3.65%, 01/01/17 (A)
                 Insured: FGIC...............................              1,948,334
   1,160,000     Metropolitan Pier & Exposition Authority,
                 Dedicated Tax
                 Pre-refunded Escrowed to Maturity
                 7.25%, 06/15/05.............................              1,272,091
   1,145,000     Metropolitan Pier & Exposition Authority,
                 Dedicated Tax
                 Pre-refunded Escrowed to Maturity
                 7.25%, 06/15/05.............................              1,256,031
      60,000     Metropolitan Pier & Exposition Authority,
                 Dedicated Tax
                 Un-refunded
                 7.25%, 06/15/05.............................                 65,328
                                                                       -------------
                                                                          27,566,643
                                                                       -------------

                 INDIANA - 1.83%

   1,910,000     Indiana Bond Bank Revenue,
                 State Revolving Fund Program, Series A
                 5.38%, 02/01/13.............................              2,134,444
   2,240,000     Indiana State Toll Road Commission Revenue
                 9.00%, 01/01/15.............................              3,132,282
   2,485,000     Indiana Transportation Finance Authority,
                 Highway Revenue
                 5.75%, 12/01/14.............................              2,813,020
   2,100,000     Indianapolis Local Public Improvement
                 Bond Bank, Series D
                 6.50%, 02/01/06.............................              2,318,862
                                                                       -------------
                                                                          10,398,608
                                                                       -------------

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 IOWA - 0.24%

$  1,285,000     Iowa Finance Authority, SFM, Series F
                 5.55%, 01/01/16
                 Insured: GNMA/FNMA..........................          $   1,346,115
                                                                       -------------
                 KANSAS - 1.12%

   1,020,000     Kansas State Development Finance Authority
                 Revenue, Public Water Supply Revolving
                 Loan-2
                 5.25%, 04/01/05
                 Insured: AMBAC..............................              1,077,099
   1,000,000     Kansas State Development Finance Authority
                 Revenue, WPC
                 5.50%, 05/01/14.............................              1,131,250
   1,575,000     Kansas State Department of Highway
                 Transportation
                 5.50%, 09/01/14.............................              1,797,343
   1,555,000     Shawnee County School District, No. 437,
                 Auburn-Washburn
                 5.50%, 09/01/13
                 Insured: FSA................................              1,735,582
     500,000     Wyandotte County School District, No. 204,
                 Bonner Springs, Series A
                 6.38%, 09/01/11
                 Insured: FSA................................                599,346
                                                                       -------------
                                                                           6,340,620
                                                                       -------------

                 KENTUCKY - 0.20%

   1,000,000     Kentucky State Turnpike Authority
                 Economic Development Revenue,
                 Revitalization Project, Series A
                 5.50%, 07/01/13.............................              1,137,270
                                                                       -------------

                 LOUISIANA - 0.43%

   2,200,000     Orleans La Levee District Trust Receipts,
                 Series A
                 5.95%, 11/01/07
                 Insured: FSA................................              2,460,744
                                                                       -------------

                 MAINE - 0.95%

   1,000,000     Maine Governmental Facilities Authority
                 Lease Rent Revenue
                 5.63%, 10/01/19
                 Insured: FSA................................              1,107,560
     855,000     Maine Municipal Bond Bank Revenue, Series A
                 5.25%, 11/01/08
                 Insured: FSA................................                965,124
     355,000     Maine Municipal Bond Bank Revenue, Series A
                 5.38%, 11/01/16
                 Insured: GO of Bond Bank....................                391,586
   1,000,000     Maine Municipal Bond Bank Revenue, Series D
                 5.70%, 11/01/21
                 Insured: MBIA...............................              1,106,900
   1,705,000     Maine State Housing Authority,
                 Series C-1
                 5.70%, 11/15/15.............................              1,800,514
                                                                       -------------
                                                                           5,371,684
                                                                       -------------

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 MARYLAND - 1.37%

$    500,000     Maryland State & Local Facilities Loan,
                 Second Series, GO
                 5.25%, 06/15/06.............................          $     547,200
   3,750,000     Maryland State Department of Transportation
                 Revenue, County Transportation
                 5.50%, 02/01/15.............................              4,288,275
   1,500,000     Maryland State Health & Higher
                 Educational Facilities Authority,
                 John Hopkins University
                 6.00%, 07/01/10.............................              1,759,620
   1,090,000     Montgomery County Housing Opportunity
                 Commission, SFM, Series A
                 5.75%, 07/01/13.............................              1,162,049
                                                                       -------------
                                                                           7,757,144
                                                                       -------------

                 MASSACHUSETTS - 8.40%

   1,365,000     Holyoke, Series A
                 5.60%, 06/15/10
                 Insured: FSA................................              1,511,792
   2,250,000     Massachusetts Bay Transportation Authority
                 Revenue, General Transportation Systems,
                 Series A
                 7.00%, 03/01/07
                 Insured: GO of Auth. Commonwealth Gtd.                    2,604,150
   1,290,000     Massachusetts Bay Transportation Authority
                 Revenue, General Transportation Systems,
                 Series A
                 5.50%, 03/01/12.............................              1,461,364
     750,000     Massachusetts Bay Transportation Authority
                 Revenue, General Transportation Systems,
                 Series A
                 5.50%, 03/01/14
                 Insured: MBIA...............................                850,530
   5,750,000     Massachusetts Bay Transportation Authority
                 Revenue, General Transportation Systems,
                 Series A
                 7.00%, 03/01/21
                 Insured: MBIA-IBC...........................              7,406,057
   1,000,000     Massachusetts Bay Transportation Authority
                 Revenue, General Transportation Systems,
                 Series C
                 5.50%, 03/01/08.............................              1,121,880
   3,000,000     Massachusetts Bay Transportation Authority
                 Revenue, Special Assessment, Series A
                 5.75%, 07/01/14.............................              3,379,110
   1,500,000     Massachusetts Consumer Loan, Series B
                 5.13%, 06/01/12
                 Insured: FGIC...............................              1,679,865
     500,000     Massachusetts State College Building
                 Authority Project Revenue, Series A
                 7.50%, 05/01/14
                 Insured: Commonwealth Gtd...................                651,450
   1,500,000     Massachusetts State Construction Lien,
                 Series B, GO
                 5.25%, 06/01/17.............................              1,688,685

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 MASSACHUSETTS (CONTINUED)

$  3,000,000     Massachusetts State Construction Lien,
                 Series C, GO
                 5.38%, 12/01/16.............................          $   3,406,980
   1,775,000     Massachusetts State Construction Lien,
                 Series C, GO
                 5.25%, 08/01/17.............................              1,948,560
     350,000     Massachusetts State Federal Highway,
                 GAN, Series A
                 5.75%, 06/15/13.............................                395,073
   1,000,000     Massachusetts State HEFA,
                 Daughters of Charity/Carney, Series D
                 6.00%, 07/01/09.............................              1,080,790
   2,600,000     Massachusetts State HEFA,
                 Partners Healthcare Systems, Series A
                 5.25%, 07/01/14.............................              2,809,378
   2,000,000     Massachusetts State HEFA,
                 Partners Healthcare Systems, Series A
                 5.38%, 07/01/17
                 Insured: MBIA...............................              2,155,840
   1,000,000     Massachusetts State HEFA,
                 Partners Healthcare Systems, Series C
                 6.00%, 07/01/14.............................              1,119,270
   1,250,000     Massachusetts State HEFA,
                 Partners Healthcare Systems, Series C
                 6.00%, 07/01/17.............................              1,373,262
   1,000,000     Massachusetts State HEFA,
                 Suffolk University Project, Series C
                 5.85%, 07/01/16
                 Insured: Connie Lee.........................              1,109,540
     475,000     Massachusetts State HFA,
                 Multi-Family Housing Project, Series A
                 5.60%, 07/01/07
                 Insured: MBIA...............................                504,835
     475,000     Massachusetts State HFA,
                 Multi-Family Housing Project, Series A
                 5.70%, 07/01/08
                 Insured: MBIA...............................                503,471
   1,090,000     Massachusetts State IFA,
                 Assumption College Issue
                 5.88%, 07/01/11
                 Insured: Connie Lee.........................              1,232,038
      45,000     Massachusetts State IFA,
                 Solid Waste Disposal Revenue,
                 Peabody Monofill Associates, Inc. Project
                 9.00%, 09/01/05.............................                 46,694
   2,000,000     Massachusetts State IFA,
                 Tufts University, Series H
                 5.50%, 02/15/12
                 Insured: MBIA...............................              2,266,300
   2,500,000     Massachusetts State Water Pollution
                 Abatement Trust, MWRA Program,
                 Series A
                 6.00%, 08/01/19.............................              2,966,600

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  1,175,000     Massachusetts State Water Pollution
                 Abatement Trust, New Bedford, Series A
                 Pre-refunded 02/01/06
                 5.60%, 02/01/10.............................          $   1,292,054
   1,000,000     Massachusetts State WRA, Series B
                 5.50%, 08/01/15
                 Insured: FSA................................              1,138,460
                                                                       -------------
                                                                          47,704,028
                                                                       -------------

                 MICHIGAN - 2.40%

     500,000     Berkley City School District, GO
                 7.00%, 01/01/09
                 Insured: FGIC Q-SBLF........................                600,070
   2,000,000     Detroit City School District, School
                 Building & Site Improvement, Series B
                 5.25%, 05/01/14.............................              2,209,300
   1,000,000     Michigan Public Power Agency Revenue,
                 Belle River Project, Series A
                 5.25%, 01/01/16
                 Insured: MBIA...............................              1,108,230
   1,250,000     Michigan State, GO
                 5.50%, 12/01/15.............................              1,434,700
   1,500,000     Michigan State Trunk Line Revenue, Series A
                 5.25%, 11/01/10.............................              1,697,715
   2,000,000     Michigan State Trunk Line Revenue, Series A
                 5.50%, 11/01/16.............................              2,280,000
   4,000,000     Michigan State Underground Storage Tank
                 Financial Assurance Authority, Series I
                 6.00%, 05/01/05
                 Insured: AMBAC..............................              4,276,520
                                                                       -------------
                                                                          13,606,535
                                                                       -------------

                 MINNESOTA - 1.05%

   2,000,000     Elk River ISD No. 728,
                 Series A, GO
                 5.00%, 02/01/17
                 Insured: MBIA...............................              2,111,140
   1,000,000     Minnesota State, GO
                 5.50%, 11/01/13.............................              1,114,080
   2,490,000     Northern Municipal Power Agency
                 Electric System
                 5.25%, 01/01/12
                 Insured: FSA................................              2,746,844
                                                                       -------------
                                                                           5,972,064
                                                                       -------------

                 MISSISSIPPI - 1.19%

   2,000,000     Mississippi State Highway Authority Revenue
                 Four Lane Highway Project
                 5.25%, 06/01/06.............................              2,182,720
   1,000,000     Mississippi State, Series A, GO
                 5.25%, 11/01/14.............................              1,119,820
   3,000,000     Mississippi State, Series A, GO
                 5.50%, 12/01/14.............................              3,428,490
                                                                       -------------
                                                                           6,731,030
                                                                       -------------

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 MISSOURI - 1.37%

$  2,000,000     Missouri State Development Finance
                 Board, Midtown Redevelopment Project,
                 Series 2000 A
                 6.00%, 04/01/14.............................          $   2,287,540
   1,000,000     Missouri State HEFA,
                 St. Louis University
                 5.50%, 10/01/16.............................              1,136,040
   1,000,000     Missouri State HEFA,
                 Washington University, Series A
                 5.50%, 06/15/16.............................              1,142,140
   3,000,000     St. Charles County Public Water Supply,
                 District No. 2, COP, Series A
                 5.50%, 12/01/14
                 Insured: MBIA...............................              3,222,090
                                                                       -------------
                                                                           7,787,810
                                                                       -------------

                 NEVADA - 1.34%

     635,000     Clark County School District,
                 Series A, GO,
                 Pre-refunded 06/15/10
                 6.00%, 06/15/16
                 Insured: MBIA...............................                748,494
   1,000,000     Nevada State Capital Improvement &
                 Cultural Affairs, Series A, GO
                 5.50%, 02/01/11.............................              1,115,300
   1,500,000     Nevada State Capital Improvement &
                 Cultural Affairs, Series A, GO
                 5.50%, 02/01/18.............................              1,651,425
   1,000,000     Nevada State Highway Improvement
                 Revenue, Motor Vehicle Fuel Tax, Series A
                 5.00%, 12/01/06.............................              1,096,080
   3,000,000     Nevada State, Projects 66 & 67, Series A,
                 GO
                 5.00%, 05/15/28
                 Insured: FGIC...............................              3,004,260
                                                                       -------------
                                                                           7,615,559
                                                                       -------------

                 NEW HAMPSHIRE - 0.53%

     750,000     New Hampshire Municipal Bond Bank,
                 Series B
                 5.25%, 08/15/11
                 Insured: FSA................................                829,125
   1,500,000     New Hampshire State Business Finance
                 Authority, PCR, Public Service Co. Project,
                 N.H. Project, Series C
                 5.45%, 05/01/21
                 Insured: MBIA...............................              1,607,025
     565,000     New Hampshire State, HFA, SFM Project,
                 Series B
                 5.85%, 07/01/10
                 Insured: FSA................................                577,051
                                                                       -------------
                                                                           3,013,201
                                                                       -------------

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 NEW JERSEY - 4.02%

$  2,000,000     Bergen County Utility Authority, Series A
                 6.25%, 06/15/06
                 Insured: FGIC...............................          $   2,232,860
   1,000,000     New Jersey EDA School Facilities,
                 Series A
                 5.50%, 06/15/13
                 Insured: AMBAC..............................              1,138,490
   1,500,000     New Jersey Health Care Facilities Financing
                 Authority, AHS Hospital Corp., Series A
                 6.00%, 07/01/12.............................              1,750,095
   2,000,000     New Jersey State Transportation Trust Fund
                 Authority, Transportation System, Series A
                 5.63%, 06/15/14.............................              2,290,100
   3,260,000     New Jersey State Transportation Trust Fund
                 Authority, Transportation System, Series A
                 5.50%, 12/15/15
                 Insured: AMBAC..............................              3,709,130
   2,000,000     New Jersey State Transportation Trust Fund
                 Authority, Transportation System, Series C
                 5.50%, 12/15/18.............................              2,259,940
   1,000,000     New Jersey State Transportation Trust Fund
                 Authority, Transportation System
                 Un-refunded
                 6.50%, 06/15/10
                 Insured: MBIA...............................              1,201,100
   1,200,000     New Jersey State Turnpike Authority Revenue,
                 Series A,
                 6.00%, 01/01/13
                 Insured: MBIA...............................              1,405,704
     875,000     New Jersey State Turnpike Authority Revenue,
                 Series A
                 Pre-refunded Escrowed to Maturity
                 6.00%, 01/01/11.............................              1,027,084
   2,125,000     New Jersey State Turnpike Authority Revenue,
                 Series A
                 Un-refunded
                 6.00%, 01/01/11
                 Insured: MBIA...............................              2,481,022
   3,000,000     New Jersey State Turnpike Authority Revenue,
                 Series A
                 5.75%, 01/01/19
                 Insured: MBIA...............................              3,353,700
                                                                       -------------
                                                                          22,849,225
                                                                       -------------

                 NEW MEXICO - 0.65%

     750,000     Dona Ana County Gross Receipt Tax Revenue
                 5.50%, 06/01/16
                 Insured: AMBAC..............................                852,390
   1,080,000     New Mexico Mortgage Finance Authority,
                 SFM, Series B-3
                 5.50%, 07/01/28
                 Insured: GNMA/FNMA/FHLMC....................              1,104,818
   1,555,000     Santa Fe Gross Receipts Tax Revenue,
                 Series A
                 6.50%, 06/01/06
                 Insured: AMBAC..............................              1,743,093
                                                                       -------------
                                                                           3,700,301
                                                                       -------------

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 NEW YORK - 10.15%

$  1,000,000     Metropolitan Transportation Authority
                 Revenue, Commuter Facilities, Series A
                 5.75%, 07/01/11
                 Insured: FGIC...............................          $   1,152,280
   1,530,000     Metropolitan Transportation Authority
                 Revenue, Commuter Facilities, Series A
                 5.50%, 07/01/15
                 Insured: FSA CR.............................              1,761,321
   2,165,000     Metropolitan Transportation Authority
                 Revenue, Dedicated Tax Fund,
                 Series C-1
                 5.25%, 07/01/17
                 Insured: FGIC...............................              2,456,777
   1,000,000     Metropolitan Transportation Authority
                 Revenue, Service Contract,
                 Commuter Facilities, Series O
                 5.50%, 07/01/17.............................              1,147,580
   1,740,000     Metro Transportation Authority
                 Transportation Facilities Revenue
                 Service Contract, Series R
                 5.50%, 07/01/14.............................              1,971,194
     850,000     New York City, Series A
                 7.00%, 08/01/06.............................                959,548
   3,050,000     New York City, Series A, GO
                 6.25%, 08/01/09.............................              3,410,083
     570,000     New York City, Series D, GO
                 Un-refunded
                 6.00%, 02/15/09.............................                610,835
     555,000     New York City, Series D, GO
                 6.00%, 02/15/12.............................                594,760
   2,500,000     New York City, Series D, GO
                 5.63%, 06/01/14.............................              2,718,725
   1,000,000     New York City, Series E, GO
                 5.63%, 08/01/15
                 Insured: MBIA-IBC...........................              1,126,780
   2,390,000     New York City, Series F, GO
                 5.75%, 02/01/10.............................              2,531,823
   2,500,000     New York City, Series G, GO
                 5.63%, 08/01/13
                 Insured: MBIA-IBC...........................              2,836,775
   1,000,000     New York City, Series G, GO
                 5.75%, 08/01/18.............................              1,091,020
   1,000,000     New York City, Series H, GO
                 6.00%, 08/01/17.............................              1,113,410
   1,000,000     New York City, Series I, GO
                 6.00%, 04/15/09.............................              1,119,110
   1,500,000     New York City Transitional Finance Authority
                 Revenue, Series A
                 5.50%, 11/15/16.............................              1,666,830
   1,000,000     New York State Dormitory Authority Revenue,
                 Series B
                 5.25%, 11/15/26
                 Insured: AMBAC..............................              1,101,730
   1,250,000     New York State Dormitory Authority Revenue,
                 City University System, Series A
                 5.63%, 07/01/16
                 Insured: AMBAC-TCRS.........................              1,432,800

PAR VALUE                                                                  VALUE
---------                                                                  -----
$  5,000,000     New York State Dormitory Authority Revenue,
                 City University System
                 5.63%, 07/01/06
                 Insured: FGIC TCRS..........................          $   5,747,200
     500,000     New York State Dormitory Authority Revenue,
                 City University System
                 5.63%, 07/01/16
                 Insured: FSA CR.............................                574,720
   2,000,000     New York State Dormitory Authority Revenue,
                 Columbia University, Series A
                 5.25%, 07/01/20.............................              2,140,620
   2,420,000     New York State Dormitory Authority Revenue,
                 School District Financing, Series A
                 5.25%, 10/01/12.............................              2,711,779
     685,000     New York State Dormitory Authority Revenue,
                 State University Educational Facilities
                 5.00%, 05/15/05.............................                724,148
   4,000,000     New York State Dormitory Authority Revenue,
                 State University Educational Facilities,
                 Series A 5.25%, 05/15/15
                 Insured: FSA-CR.............................              4,458,440
      50,000     New York State EFC PCR, State Water
                 Un-refunded
                 5.75%, 06/15/09
                 Insured: POL CTL-SRF........................                 58,173
     440,000     New York State EFC PCR, State Water, Series
                 A
                 5.75%, 06/15/09
                 Insured: POL CTL-SRF........................                511,922
      10,000     New York State EFC PCR, State Water
                 Pre-refunded Escrowed to Maturity
                 5.75%, 06/15/09
                 Insured: POL CTL-SRF........................                 11,566
     640,000     New York State EFC PCR, State Water
                 Pre-refunded 11/15/04
                 6.30%, 05/15/05
                 Insured: POL CTL-SRF........................                687,482
     590,000     New York State EFC PCR, State Water,
                 Series D,
                 Pre-refunded 11/15/04
                 6.30%, 05/15/05
                 Insured: POL CTL-SRF........................                633,772
     270,000     New York State EFC PCR, State Water,
                 Series A
                 Un-refunded
                 6.30%, 05/15/05
                 Insured: POL CTL-SRF........................                289,437
   1,620,000     New York State HFA Revenue, Housing
                 Project Mortgage, Series A
                 5.80%, 11/01/09
                 Insured: FSA................................              1,739,783
     150,000     New York State Local Government
                 Assistance Corp., Series C
                 6.00%, 04/01/12
                 Insured: GO of Corp.........................                174,550
   2,145,000     New York State Thruway Authority, Second
                 General Highway & Bridge Trust Fund,
                 Series A
                 5.25%, 04/01/12
                 Insured: MBIA...............................              2,393,863

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                                  VALUE
---------                                                                  -----
                 NEW YORK (CONTINUED)

$  1,000,000     New York State Thruway Authority
                 Local Highway & Bridge
                 5.38%, 04/01/18.............................          $   1,150,220
     500,000     New York State Urban Development Corp.
                 Revenue
                 5.75%, 04/01/11.............................                571,090
   2,000,000     Triborough Bridge & Tunnel Authority,
                 General Purpose, Series B
                 5.00%, 11/15/09.............................              2,238,160
                                                                       -------------
                                                                          57,620,306
                                                                       -------------

                 NORTH CAROLINA - 1.26%

   1,000,000     Charlotte Water & Sewer System Revenue,
                 Series A
                 5.00%, 07/01/09.............................              1,120,900
     415,000     North Carolina Eastern Municipal Power
                 Agency, Power System Revenue, Series C
                 5.50%, 01/01/07.............................                449,893
   2,000,000     North Carolina Eastern Municipal Power
                 Agency, Power System Revenue, Series B
                 6.13%, 01/01/09.............................              2,237,040
     530,000     North Carolina HFA,
                 Single Family Revenue, Series Y
                 6.30%, 09/01/15.............................                538,024
   2,500,000     North Carolina State Public Improvement,
                 Series A, GO
                 5.25%, 03/01/12.............................              2,780,700
                                                                       -------------
                                                                           7,126,557
                                                                       -------------

                 NORTH DAKOTA - 0.69%

   3,600,000     West Fargo Public School District No. 006,
                 GO 5.25%, 05/01/17
                 Insured: FGIC...............................              3,893,724
                                                                       -------------

                 OHIO - 4.54%

   1,000,000     Cleveland Waterworks Refunding &
                 Improvement, First Mortgage, Series H
                 5.50%, 01/01/10
                 Insured: MBIA...............................              1,098,620
     750,000     Cleveland Waterworks Revenue,
                 First Mortgage, Series G
                 5.50%, 01/01/13
                 Insured: MBIA...............................                853,965
   1,460,000     Forest Hills School District, GO
                 6.00%, 12/01/10
                 Insured: MBIA...............................              1,724,932
      30,000     Green Springs Health Care Facilities
                 Revenue, St. Francis Health Care Center,
                 Series A
                 7.00%, 05/15/04.............................                 29,894
     375,000     London City School District, School
                 Facilities Construction & Improvement, GO
                 5.50%, 12/01/15
                 Insured: FGIC...............................                419,554

PAR VALUE                                                                  VALUE
---------                                                                  -----
$    500,000     Marion City School District, School
                 Facilities Construction & Improvement, GO
                 6.50%, 12/01/14
                 Insured: FSA................................          $     615,555
   1,000,000     Ohio State Building Authority,
                 Adult Correctional Facilities, Series A
                 6.00%, 04/01/06
                 Insured: AMBAC..............................              1,104,630
   1,000,000     Ohio State Fresh Water Development
                 Authority Revenue, Series B
                 5.50%, 12/01/18
                 Insured: FSA................................              1,138,110
   2,495,000     Ohio State Higher Education Capital
                 Facilities, Series A
                 5.13%, 02/01/09.............................              2,788,437
   1,000,000     Ohio State Higher Education Capital
                 Facilities, Series B
                 5.63%, 05/01/15.............................              1,156,150
   1,000,000     Ohio State Infrastructure Improvement
                 GO
                 5.75%, 02/01/16.............................              1,158,450
   2,280,000     Ohio State Infrastructure Improvement
                 Series A, GO
                 5.75%, 02/01/11.............................              2,660,258
     500,000     Ohio State Turnpike Commission Turnpike
                 Revenue, Series A
                 6.00%, 02/15/06
                 Insured: FSA................................                548,940
   2,000,000     Ohio State Turnpike Commission Turnpike
                 Revenue, Series A
                 5.50%, 02/15/21
                 Insured: FGIC...............................              2,235,820
   1,000,000     Ohio State Turnpike Commission Turnpike
                 Revenue, Series A
                 5.50%, 02/15/24.............................              1,103,810
   5,535,000     Ohio State Water Development Authority,
                 PCR
                 5.25%, 06/01/18.............................              5,974,866
     550,000     Olmstead Falls Local School District, GO
                 6.85%, 12/15/11
                 Insured: FGIC...............................                596,508
     500,000     Strongsville, GO
                 6.00%, 12/01/06.............................                545,500
                                                                       -------------
                                                                          25,753,999
                                                                       -------------

                 OKLAHOMA - 0.64%

   2,350,000     Enid Municipal Authority Sales Tax &
                 Utilities Revenue
                 5.50%, 02/01/06
                 Insured: AMBAC..............................              2,551,301
   1,000,000     Grand River Dam Authority Revenue,
                 Series A
                 5.00%, 06/01/12
                 Insured: FSA................................              1,101,240
                                                                       -------------
                                                                           3,652,541
                                                                       -------------

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                            VALUE
---------                                                            -----
                  OREGON - 1.12%

$   1,120,000     Linn County Community School District
                  No. 9, Lebanon, GO
                  5.25%, 06/15/17
                  Insured: MBIA...............................   $   1,211,930
    2,000,000     Oregon State Department of Transportation
                  Highway Revenue
                  5.75%, 11/15/15.............................       2,265,240
    1,000,000     Oregon State Department of Administrative
                  Services Lottery Revenue, Series B
                  5.25%, 04/01/15.............................       1,088,730
      750,000     Portland Airport Way Urban Renewal &
                  Redevelopment Tax Increment, Series A
                  6.00%, 06/15/15
                  Insured: AMBAC..............................         855,607
      825,000     Washington County, GO
                  5.25%, 06/01/07.............................         917,441
                                                                 -------------
                                                                     6,338,948
                                                                 -------------

                  PENNSYLVANIA - 3.12%

    2,000,000     Delaware Valley Regional Finance Authority,
                  Local Government Revenue, Series B
                  5.60%, 07/01/17
                  Insured: AMBAC..............................       2,266,900
    2,000,000     Delaware Valley Regional Finance Authority,
                  Local Government Revenue, Series B
                  5.75%, 07/01/17.............................       2,286,060
    2,210,000     Elizabeth Forward School District,
                  Capital Appreciation, Series B, GO
                  5.52%, 09/01/21 (A)
                  Insured: MBIA...............................         908,089
    2,000,000     Pennsylvania State, GO
                  5.00%, 02/01/09.............................       2,219,960
    2,500,000     Pennsylvania State, GO
                  5.50%, 02/01/15.............................       2,844,200
    1,500,000     Pennsylvania State HEFA, College &
                  University Revenues, Bryn Mawr College
                  5.25%, 12/01/12.............................       1,686,915
    2,000,000     Pennsylvania State HFA, SFM, Series 50-A
                  6.00%, 10/01/13.............................       2,110,420
    1,000,000     Pennsylvania State Turnpike, Series S
                  5.50%, 06/01/15.............................       1,107,420
    1,000,000     Philadelphia School District, Series A, GO
                  5.75%, 02/01/13
                  Insured: FSA................................       1,129,090
    1,000,000     Westmoreland County Capital Appreciation,
                  GO
                  5.70%, 12/01/18 (A)
                  Insured: FGIC...............................         490,270
    1,250,000     Westmoreland County Capital Appreciation,
                  GO, Series C
                  5.97%, 08/15/17 (A)
                  Insured: FGIC...............................         657,850
                                                                 -------------
                                                                    17,707,174
                                                                 -------------

PAR VALUE                                                            VALUE
---------                                                            -----
                  PUERTO RICO - 1.22%

$   1,000,000     Puerto Rico Commonwealth Highway &
                  Transportation, Series E
                  5.50%, 07/01/12
                  Insured: FSA................................   $   1,145,940
    1,000,000     Puerto Rico Commonwealth Public
                  Improvements, Series C
                  5.00%, 07/01/28
                  Insured: MBIA...............................       1,104,100
    3,000,000     Puerto Rico Electric Power Authority,
                  Series BB
                  6.00%, 07/01/12
                  Insured: MBIA...............................       3,546,510
    1,000,000     Puerto Rico Electric Power Authority,
                  Series KK
                  5.25%, 07/01/12
                  Insured: FSA................................       1,127,410
                                                                 -------------
                                                                     6,923,960
                                                                 -------------
                  RHODE ISLAND - 0.79%

    1,500,000     Rhode Island HMFC, Higher Education,
                  Johnson & Wales
                  5.25%, 04/01/15
                  Insured: XLCA...............................       1,640,940
      245,000     Rhode Island HMFC, Home Ownership
                  Opportunity, Series 15-B
                  6.20%, 10/01/06.............................         253,313
    2,500,000     Rhode Island HMFC, Home Ownership
                  Opportunity, Series 19-A
                  5.70%, 04/01/15.............................       2,617,475
                                                                 -------------
                                                                     4,511,728
                                                                 -------------

                  SOUTH CAROLINA - 1.52%

      850,000     Charleston County School District, GO
                  5.00%, 02/01/14
                  Insured: SCSDE..............................         915,994
    1,000,000     Greenville County School District, Building
                  Equity Sooner Tomorrow
                  5.88%, 12/01/17.............................       1,115,360
    1,500,000     Greenville Waterworks Revenue Bonds
                  5.50%, 02/01/22.............................       1,607,625
      335,000     Piedmont Municipal Power Agency
                  Electric Revenue
                  6.13%, 01/01/07
                  Insured: FGIC...............................         378,952
    2,015,000     Piedmont Municipal Power Agency
                  Electric Revenue, Series A
                  Un-refunded
                  6.13%, 01/01/07
                  Insured: FGIC...............................       2,256,236

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                            VALUE
---------                                                            -----
                  SOUTH CAROLINA (CONTINUED)

$   1,150,000     South Carolina State Public Service
                  Authority, Series B 5.88%, 01/01/14
                  Insured: FGIC...............................   $   1,257,743
    1,040,000     Sumter County Hospital Facilities Revenue,
                  Toomey Regional Medical,
                  Un-refunded
                  6.63%, 11/15/04
                  Insured: MBIA...............................       1,098,105
                                                                 -------------
                                                                     8,630,015
                                                                 -------------

                  TENNESSEE - 0.96%

    2,000,000     Metropolitan Government of Nashville &
                  Davidson County, GO
                  5.88%, 05/15/26.............................       2,169,340
    2,750,000     Metropolitan Government of Nashville &
                  Davidson County,
                  Water & Sewer Revenue, GO
                  6.50%, 01/01/10
                  Insured: FGIC...............................       3,269,310
                                                                 -------------
                                                                     5,438,650
                                                                 -------------

                  TEXAS - 9.44%

    1,000,000     Amarillo Health Facilities Corp.,
                  Baptist St. Anthony's Hospital Corp.,
                  5.50%, 01/01/14
                  Insured: FSA................................       1,110,110
    1,000,000     Comal ISD, School Building, GO
                  5.50%, 02/01/14
                  Insured: PSF-GTD............................       1,105,450
    1,000,000     Fort Worth Water & Sewer Revenue
                  5.25%, 02/15/15.............................       1,080,470
    5,000,000     Harris County Capital Appreciation, Toll
                  Road Subordinated Loan, GO
                  4.09%, 08/01/04 (A).........................       4,958,750
    2,170,000     Harris County HFDC Memorial Hospital
                  System Project, Series A
                  6.00%, 06/01/13
                  Insured: MBIA...............................       2,510,712
    2,000,000     Houston Hotel Occupancy Tax & Special
                  Revenue, Capital Appreciation, Series B
                  5.35%, 09/01/17 (A)
                  Insured: AMBAC..............................       1,021,000
    4,000,000     Houston Water & Sewer System Junior Lien,
                  Series C
                  4.48%, 12/01/11 (A)
                  Insured: AMBAC..............................       2,932,400
    4,720,000     Houston Water & Sewer System Junior
                  Lien, Series C
                  5.50%, 12/01/17
                  Insured: AMBAC..............................       5,213,429
      800,000     Houston Water & Sewer System Revenue,
                  Junior Lien, Series C
                  5.90%, 12/01/05.............................         873,320

PAR VALUE                                                            VALUE
---------                                                            -----
$   5,000,000     Houston Water & Sewer System Revenue,
                  Compound Interest, Jr. Lien, Series C
                  4.48%, 12/01/04 (A)
                  Insured: AMBAC..............................   $   4,938,700
    1,000,000     Houston Water Conveyance System
                  Contract COP, Series J
                  6.13%, 12/15/06
                  Insured: AMBAC..............................       1,126,300
    1,775,000     Katy ISD, Capital Appreciation
                  3.56%, 08/15/11 (A).........................       1,316,961
    2,100,000     Lower Colorado River Authority Junior
                  Lien, 5th Supplement
                  5.38%, 01/01/16.............................       2,358,657
    1,500,000     Lower Colorado River Authority Revenue,
                  Series A
                  5.50%, 05/15/21.............................       1,606,890
    2,000,000     Lower Neches Valley Authority, IDC Mobil
                  Oil Refining Project
                  5.80%, 05/01/22.............................       2,142,980
    1,000,000     North Central HFDC, Presbyterian
                  Healthcare,
                  Pre-refunded 06/01/05
                  5.90%, 06/01/21.............................       1,073,160
    2,500,000     San Antonio Electric & Gas
                  5.38%, 02/01/14.............................       2,791,025
    3,500,000     San Antonio ISD, Series B, GO
                  4.79%, 8/15/11 (A)..........................       2,586,920
    2,785,000     Spring Branch ISD, GO
                  5.38%, 02/01/18
                  Insured: PSF-GTD............................       3,011,615
      250,000     Texas Municipal Power Agency Revenue,
                  Un-refunded
                  6.15%, 09/01/15 (A)
                  Insured: MBIA...............................         146,325
    1,500,000     Texas State Public Finance Authority
                  Building Capital Appreciation
                  7.15%, 02/01/06 (A)
                  Insured: MBIA...............................       1,438,770
      500,000     Texas State, Series A, GO
                  5.80%, 10/01/04.............................         521,300
    7,000,000     Texas State Turnpike Authority, Central
                  Texas Turnpike Systems Revenue Second
                  Tier, BAN 5.00%, 06/01/08...................       7,745,570
                                                                 -------------
                                                                    53,610,814
                                                                 -------------

                  UTAH - 0.56%

    1,750,000     Intermountain Power Agency, Power Supply
                  Revenue, Series A
                  5.00%, 07/01/18
                  Insured: FSA................................       1,837,482
    1,250,000     Utah Assessed Municipal Power System
                  Revenue, Payson Power Project, Series A
                  5.00%, 04/01/12
                  Insured: FSA................................       1,366,563
                                                                 -------------
                                                                     3,204,045
                                                                 -------------

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                            VALUE
---------                                                            -----
                  VIRGINIA - 1.74%

$   3,000,000     Richmond, GO
                  5.13%, 01/15/07
                  Insured: FSA................................   $   3,295,680
    1,000,000     Richmond, Series A, GO
                  5.25%, 07/15/12
                  Insured: FSA................................       1,123,830
    1,655,000     Virginia State Housing Development
                  Authority Multi-Family Housing, Series H
                  5.70%, 11/01/07........................            1,745,512
    3,500,000     Virginia State Public School Authority
                  School Financing, Series A
                  5.00%, 08/01/17.............................       3,720,675
                                                                 -------------
                                                                     9,885,697
                                                                 -------------
                  WASHINGTON - 2.91%

    1,000,000     Clark County School District No. 37,
                  Vancouver, Series C
                  5.44%, 12/01/16 (A)
                  Insured: FGIC...............................         543,920
    4,675,000     Energy NorthWest Washington Electric
                  Revenue, Project Number 1, Series A
                  5.50%, 07/01/16
                  Insured: MBIA...............................       5,137,358
      250,000     Port of Seattle, Series A
                  6.00%, 10/01/08
                  Insured: FGIC...............................         284,112
    2,625,000     Port of Seattle, Series A
                  5.50%, 02/01/26
                  Insured: MBIA...............................       2,756,329
    1,370,000     Seattle, Series A, GO
                  5.50%, 06/01/11.............................       1,557,087
    2,300,000     Seattle Municipal Light & Power Revenue
                                 5.88%, 10/01/10
                  Insured: MBIA-IBC...........................       2,650,520
      250,000     Seattle Water System Revenue
                  5.38%, 08/01/09.............................         280,025
    1,000,000     Washington State, Series A, GO
                  5.63%, 07/01/13.............................       1,117,680
    2,390,000     Washington State, Series AT-5, GO
                  4.95%, 08/01/07 (A).........................       2,192,777
                                                                 -------------
                                                                    16,519,808
                                                                 -------------
                  WEST VIRGINIA - 0.90%

    2,000,000     West Virginia School Building Authority
                  Capital Improvement
                  5.50%, 07/01/11
                  Insured: MBIA...............................       2,237,580
    1,105,000     West Virginia State Hospital Finance
                  Authority Revenue Charleston Medical
                  Center
                  Pre-refunded 09/01/10
                  6.75%, 09/01/22.............................       1,364,940

PAR VALUE                                                            VALUE
---------                                                            -----
$     270,000     West Virginia State Hospital Finance
                  Authority Revenue,
                  Charleston Medical Center
                  Un-refunded
                  6.75%, 09/01/22.............................   $     297,486
      300,000     West Virginia State Housing Development
                  Fund, Housing Finance, Series A
                  5.55%, 11/01/10.............................         319,038
    1,500,000     West Virginia State University Revenue,
                  Series A
                  5.94%, 04/01/15 (A)
                  Insured: AMBAC..............................         898,470
                                                                 -------------
                                                                     5,117,514
                                                                 -------------
                  WISCONSIN - 1.89%

    2,235,000     Milwaukee County, Series A, GO
                  Un-refunded
                  5.40%, 12/01/04.............................       2,339,352
    1,550,000     Milwaukee County, Series A, GO
                  Un-refunded
                  5.00%, 10/01/07.............................       1,723,693
    2,020,000     Wisconsin State Transportation Revenue,
                  Series B
                  5.25%, 07/01/11.............................       2,291,165
    2,000,000     Wisconsin State, Series C, GO
                  5.55%, 05/01/21
                  Insured: MBIA-IBC...........................       2,176,240
    2,000,000     Wisconsin State, Series D, GO
                  5.50%, 05/01/16
                  Insured: MBIA-IBC...........................       2,222,020
                                                                 -------------
                                                                    10,752,470
                                                                 -------------
                  WYOMING - 0.53%

    3,075,000     Lincoln County PCR, PacifiCorp
                  3.40%, 01/01/16.............................       3,031,858
                                                                 -------------
                  TOTAL MUNICIPAL SECURITIES..................     554,336,141
                                                                 -------------
                  (Cost $511,221,493)

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2003

 SHARES                                                             VALUE
 ------                                                             -----
INVESTMENT COMPANIES - 1.34%
    2,267,441     Dreyfus Tax-Exempt
                  Cash Management Fund .......................   $   2,267,441
    5,339,876     Federated Tax-Free Obligations Fund.........       5,339,876
                                                                 -------------
                  TOTAL INVESTMENT COMPANIES..................       7,607,317
                                                                 -------------
                  (Cost $7,607,317)
TOTAL INVESTMENTS - 98.97%....................................     561,943,458
                                                                 -------------
(Cost $518,828,810) (C)
NET OTHER ASSETS AND LIABILITIES - 1.03%......................       5,862,767
                                                                 -------------
NET ASSETS - 100.00%..........................................   $ 567,806,225
                                                                 =============

-----------------------------------------------
(A) Zero Coupon Bond. Interest rate shown reflects the effective yield to maturity at time of purchase.

(B)            Security purchased on a delayed delivery basis.

(C)            Cost for federal income tax purposes is $518,651,963.

ACRONYM                            NAME
-------                            ----
AMBAC             American Municipal Bond Assurance Corp.
AMBAC-TCRS        AMBAC  Transferable Custodial Receipts
BAN               Bond Anticipation Notes
COP               Certificate of Participation
Connie Lee        College Construction Loan Association
EDA               Economic Development Authority
EFC               Environmental Facilities Corp.
FGIC              Federal Guaranty Insurance Corp.
FGIC Q-SBLF       FGIC Qualified School Bond Loan Fund
FGIC TCRS         FGIC Transferable Custodial Receipt
FHLMC             Federal Home Loan Mortgage Corp.
FNMA              Federal National Mortgage Association
FSA               Financial Security Assurance Co.
FSA CR            FSA Custodial Receipts
GAN               Grant Anticipation Notes
GNMA              Government National Mortgage Association
GO                General Obligation
HEFA              Health and Educational Facilities Authority
HFA               Housing Finance Authority
HFDC              Health Finance Development Authority
HMFC              Housing & Mortgage Finance Corp.
IFA               Industrial Finance Authority
ISD               Independent School District
MBIA              Municipal Bond Insurance Association
MBIA-IBC          MBIA Insured Bond Certificate
MWRA              Massachusetts Water Resources Authority
PCR               Pollution Control Revenue
POL CTL-SRF       State Water Pollution Control Revolving Fund
PSF GTD           Permanent School Fund Guaranteed
RAN               Revenue Anticipation Notes
SCSDE             South Carolina Schools Department of Education
SFM               Single Family Mortgage
SP OB             Special Obligation
WPC               Water Pollution Control
WRA               Water Resource Authority
XLCA              XL Capital Assurance

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

PAR VALUE                                                          VALUE
---------                                                          -----
MUNICIPAL SECURITIES - 98.24%

                  CONNECTICUT - 0.29%

$   1,000,000     Connecticut State, GO
                  Series C
                  5.38%, 12/15/10............................  $   1,144,560
                                                               -------------
                  FLORIDA - 0.65%

    2,375,000     Florida State
                  Department of Transportation, Right of Way
                  Series B, GO
                  5.75%, 07/01/05............................      2,548,636
                                                               -------------
                  IOWA - 0.18%

      700,000     Hills, HCR
                  Mercy Hospital Project
                  0.86%, 08/01/32............................        700,000
                                                               -------------
                  MASSACHUSETTS - 92.23%

    1,055,000     Andover, GO
                  5.00%, 12/15/07............................      1,177,570
    1,605,000     Bellingham, GO
                  5.25%, 03/01/13
                  Insured: AMBAC.............................      1,777,537
    2,000,000     Boston, GO
                  5.25%, 10/01/04
                  Insured: MBIA..............................      2,076,600
      250,000     Boston, GO
                  5.25%, 10/01/05
                  Insured: MBIA..............................        268,680
    2,000,000     Boston, Series A, GO
                  5.00%, 02/01/21
                  Insured: FSA...............................      2,064,880
    6,000,000     Boston, Series B, GO
                  5.00%, 02/01/12
                  Insured: AMBAC.............................      6,624,840
    2,010,000     Boston Metropolitan District
                  Series A, GO
                  5.25%, 12/01/14............................      2,214,196
    5,000,000     Boston SP OB
                  City Hospital, Series A
                  5.00%, 08/01/14
                  Insured: MBIA..............................      5,396,450
    1,320,000     Boston Water & Sewer Commission
                  Series A
                  5.13%, 11/01/15............................      1,422,538
    1,500,000     Brockton, GO
                  5.13%, 04/01/15............................      1,624,755
    1,905,000     Brookline, GO
                  5.75%, 04/01/14............................      2,170,976
    1,060,000     Cambridge,
                  Municipal Purpose Loan, GO
                  4.75%, 12/15/08............................      1,177,957

PAR VALUE                                                          VALUE
---------                                                          -----
$     650,000     Chelsea, GO
                  School Project Loan Act 1948
                  6.00%, 06/15/04
                  Insured: AMBAC.............................  $     669,819
    1,000,000     Chelsea, GO
                  School Project Loan Act 1948
                  5.70%, 06/15/06
                  Insured: AMBAC.............................      1,048,910
    2,015,000     Everett, GO
                  6.00%, 12/15/11
                  Insured: MBIA..............................      2,390,777
    1,450,000     Falmouth, GO
                  5.00%, 02/01/11............................      1,612,066
    1,105,000     Gloucester, GO
                  5.10%, 08/01/14
                  Insured: FGIC..............................      1,201,024
    1,045,000     Greater Lawrence Vocational Technical
                  High School District
                  5.00%, 03/15/11............................      1,162,980
    1,140,000     Greater Lawrence Vocational Technical
                  High School District
                  5.00%, 03/15/12............................      1,261,558
    1,260,000     Groton-Dunstable
                  Regional School District, GO
                  5.00%, 10/15/21
                  Insured: FSA...............................      1,311,106
    1,500,000     Haverhill, GO
                  5.30%, 06/15/12
                  Insured: FGIC..............................      1,657,770
    2,385,000     Holden, Municipal Purpose Loan, GO
                  5.75%, 03/01/18
                  Insured: FGIC..............................      2,697,244
    1,000,000     Holyoke, Municipal Purpose Loan, GO
                  Series A
                  5.60%, 06/15/11
                  Insured: FSA...............................      1,104,820
      100,000     Kingston, GO
                  5.70%, 08/01/07............................        103,086
    1,000,000     Lowell, GO
                  5.00%, 08/01/10
                  Insured: AMBAC.............................      1,119,330
      250,000     Lowell, GO
                  6.05%, 04/01/11
                  Insured: FSA...............................        271,933
    2,740,000     Lowell, GO
                  5.50%, 08/01/11
                  Insured: AMBAC.............................      2,980,572
    1,720,000     Lowell, GO
                  5.50%, 08/01/12
                  Insured: AMBAC.............................      1,869,434
    1,215,000     Lowell, GO
                  5.00%, 02/01/13
                  Insured: AMBAC.............................      1,336,974
    1,000,000     Lowell, GO
                  6.63%, 04/01/15
                  Insured: FSA...............................      1,096,080
    1,140,000     Lowell, GO
                  Series A
                  5.50%, 01/15/10............................      1,173,299

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                          VALUE
---------                                                          -----
                  MASSACHUSETTS (CONTINUED)

$     100,000     Lynn Water & Sewer Commission
                  5.30%, 12/01/06
                  Insured: FGIC..............................  $     102,357
    1,570,000     Marshfield GO,
                  5.00%, 06/15/07
                  Insured: FGIC..............................      1,734,269
      795,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System,
                  Series A
                  Pre-refunded 03/01/05
                  5.50%, 03/01/07............................        855,937
    2,615,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System,
                  Series A
                  Pre-refunded 03/01/05
                  5.75%, 03/01/18
                  Insured: MBIA-IBC..........................      2,824,069
    2,000,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series A
                  5.40%, 03/01/08............................      2,244,340
    1,885,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series A
                  5.60%, 03/01/08............................      2,130,710
    3,675,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series A
                  5.75%, 03/01/25............................      3,969,845
    1,000,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series B
                  5.13%, 03/01/11............................      1,094,440
    1,000,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series D
                  5.00%, 03/01/11............................      1,109,270
    1,000,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series D
                  5.63%, 03/01/26............................      1,102,580
      705,000     Massachusetts Bay Transportation Authority
                  Revenue, General Transportation System
                  Series A
                  Un-refunded
                  5.50%, 03/01/07............................        756,091
    5,000,000     Massachusetts Bay Transportation Authority
                  Revenue, Massachusetts Sales Tax Revenue
                  Series A
                  5.25%, 07/01/11............................      5,603,300
      625,000     Massachusetts Bay Transportation Authority
                  Revenue, Massachusetts Sales Tax Revenue
                  Series A
                  5.25%, 07/01/19............................        688,381
    1,000,000     Massachusetts Bay Transportation
                  Authority Revenue, Series A
                  5.75%, 07/01/14............................      1,126,370

 PAR VALUE                                                         VALUE
 ---------                                                         -----
$   1,000,000     Massachusetts Bay Transportation
                  Authority Revenue, SP OB, Series A
                  5.00%, 07/01/11............................  $   1,106,780
    1,000,000     Massachusetts Bay Transportation
                  Authority Revenue, SP OB, Series A
                  5.75%, 07/01/18............................      1,126,370
    2,000,000     Massachusetts Municipal Wholesale
                  Electric Company Power Supply System,
                  Series A
                  5.10%, 07/01/07
                  Insured: AMBAC.............................      2,224,080
    2,500,000     Massachusetts Municipal Wholesale
                  Electric Company Power Supply System,
                  Nuclear Project 3, Series A
                  5.00%, 07/01/11............................      2,743,975
      250,000     Massachusetts State, Series A, GO
                  6.25%, 07/01/04............................        258,353
    5,000,000     Massachusetts State, Series A, GO
                  5.00%, 11/01/13............................      5,371,250
      200,000     Massachusetts State, Series B, GO
                  5.30%, 11/01/05............................        215,178
    2,000,000     Massachusetts State, Series B, GO
                  5.40%, 11/01/07
                  Insured: MBIA..............................      2,249,740
    1,100,000     Massachusetts State, Series B, GO
                  5.50%, 11/01/07............................      1,236,609
    5,315,000     Massachusetts State, Series B, GO
                  6.50%, 08/01/08............................      6,298,807
    3,000,000     Massachusetts State, Series B, GO
                  5.50%, 10/01/17............................      3,373,950
    3,000,000     Massachusetts State College Building
                  Authority Project Revenue, Series A
                  6.70%, 05/01/16............................      3,139,140
    4,000,000     Massachusetts State College Building
                  Authority Project Revenue, Series A
                  5.28%, 05/01/28 (A)
                  Insured: MBIA..............................      1,092,000
      250,000     Massachusetts State Consolidated
                  Loan, Series A, GO
                  5.75%, 02/01/15
                  Insured: MBIA..............................        266,625
    3,520,000     Massachusetts State Consolidated
                  Loan, Series A, GO
                  5.80%, 02/01/17............................      4,084,221
    1,000,000     Massachusetts State Consolidated
                  Loan, Series B, GO
                  5.25%, 05/01/12............................      1,132,670
    3,000,000     Massachusetts State Consolidated
                  Loan, Series B, GO
                  5.00%, 04/01/14............................      3,347,940
    1,000,000     Massachusetts State Consolidated
                  Loan, Series B, GO
                  5.25%, 05/01/14............................      1,132,670
    3,000,000     Massachusetts State Consolidated
                  Loan, Series B, GO
                  5.75%, 06/01/16............................      3,343,380
    5,000,000     Massachusetts State Consolidated
                  Loan, Series C, GO
                  5.25%, 08/01/14............................      5,657,200

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                          VALUE
---------                                                          -----
                  MASSACHUSETTS (CONTINUED)

$   1,750,000     Massachusetts State Consolidated
                  Loan, Series C, GO
                  5.25%, 08/01/15............................  $   1,980,020
    1,000,000     Massachusetts State Consolidated
                  Loan, Series C, GO
                  5.02%, 08/01/18 (A)........................        494,620
    3,000,000     Massachusetts State Consolidated
                  Loan, Series C, GO
                  5.38%, 12/01/18............................      3,406,980
    3,500,000     Massachusetts State Consolidated
                  Loan, Series D, GO
                  5.00%, 11/01/11............................      3,863,160
    2,000,000     Massachusetts State Consolidated
                  Loan, Series D, GO
                  5.00%, 11/01/14............................      2,136,160
      100,000     Massachusetts State Convention
                  Center Authority Revenue, Boston Common
                  Parking Garage, Series A
                  5.35%, 09/01/06............................        102,333
      100,000     Massachusetts State Convention
                  Center Authority Revenue, Boston Common
                  Parking Garage, Series A
                  5.40%, 09/01/07............................        102,333
    1,000,000     Massachusetts State Development Finance
                  Agency, Belmont Hill School
                  5.00%, 09/01/31............................      1,000,700
    1,445,000     Massachusetts State Development Finance
                  Agency, Clark University
                  5.25%, 07/01/16............................      1,501,673
    1,000,000     Massachusetts State Development Finance
                  Agency, Combined Jewish Philanthropies,
                  Series A
                  5.25%, 02/01/22............................      1,051,530
      345,000     Massachusetts State Development Finance
                  Agency, Deerfield Academy, Series A
                  5.00%, 10/01/12............................        383,219
      420,000     Massachusetts State Development Finance
                  Agency, Deerfield Academy, Series A
                  5.00%, 10/01/16............................        453,356
    2,000,000     Massachusetts State Development Finance
                  Agency, Higher Education
                  Smith College
                  5.75%, 07/01/23............................      2,348,380
    1,030,000     Massachusetts State Development Finance
                  Agency, Lease Revenue
                  Visual & Performing Arts Project
                  5.75%, 08/01/13............................      1,179,474
    1,010,000     Massachusetts State Development Finance
                  Agency, Mount Holyoke College
                  5.00%, 07/01/04............................      1,036,280
    1,355,000     Massachusetts State Development Finance
                  Agency, Mount Holyoke College
                  5.50%, 07/01/13............................      1,508,793
    1,000,000     Massachusetts State Development Finance
                  Agency, Pharmacy & Allied
                  Health Sciences
                  6.38%, 07/01/23............................      1,059,040

PAR VALUE                                                          VALUE
---------                                                          -----
$   1,200,000     Massachusetts State Development Finance
                  Agency, Visual & Performing Arts Project
                  6.00%, 08/01/21............................  $   1,387,872
      600,000     Massachusetts State Development Finance
                  Agency, Western New England College
                  5.88%, 12/01/22............................        601,320
    1,500,000     Massachusetts State
                  Series A
                  5.25%, 01/01/07............................      1,644,465
    2,000,000     Massachusetts State
                  Series A
                  5.75%, 08/01/09............................      2,306,540
    2,000,000     Massachusetts State Government Bank,
                  Series B
                  5.25%, 02/01/06............................      2,161,240
      370,000     Massachusetts State
                  Federally Assisted Housing
                  6.00%, 02/01/08............................        403,684
    4,000,000     Massachusetts State
                  Federal Highway Capital Appreciation
                  Series A
                  5.15%, 06/15/15 (A)........................      2,379,320
    2,700,000     Massachusetts State
                  Federal Highway GAN
                  Series A
                  5.25%, 06/15/08............................      3,025,782
    1,000,000     Massachusetts State
                  Federal Highway GAN
                  Series A
                  5.75%, 06/15/09............................      1,151,480
    1,000,000     Massachusetts State
                  Federal Highway GAN
                  Series A
                  5.25%, 12/15/11............................      1,132,530
    1,000,000     Massachusetts State
                  Federal Highway GAN
                  Series A
                  5.50%, 06/15/14............................      1,144,430
    2,000,000     Massachusetts State HEFA
                  Amherst College, Series G
                  5.38%, 11/01/20............................      2,144,680
      890,000     Massachusetts State HEFA
                  Bay State Medical Center
                  Series F
                  5.75%, 07/01/13............................        975,743
    1,000,000     Massachusetts State HEFA
                  Boston College, Series N
                  5.25%, 06/01/15............................      1,094,490
    2,500,000     Massachusetts State HEFA
                  Boston Medical Center, Series A
                  5.25%, 07/01/15............................      2,692,125
    1,900,000     Massachusetts State HEFA
                  Brandeis University, Series I
                  5.25%, 10/01/12............................      2,092,299
    1,500,000     Massachusetts State HEFA
                  Brandeis University, Series I
                  5.25%, 10/01/14............................      1,644,990
    2,000,000     Massachusetts State HEFA
                  Brandeis University, Series J
                  5.00%, 10/01/26............................      2,018,140

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
                  MASSACHUSETTS (CONTINUED)
 $  1,175,000     Massachusetts State HEFA
                  Dana Farber Cancer Project
                  Series G-1
                  6.25%, 12/01/09........................     $   1,267,261
    1,980,000     Massachusetts State HEFA
                  Harvard University, Series AA
                  5.50%, 01/15/09........................         2,252,309
    4,500,000     Massachusetts State HEFA
                  Harvard University, Series DD
                  5.00%, 07/15/35........................         4,552,740
    1,000,000     Massachusetts State HEFA
                  Harvard University, Series P
                  5.63%, 11/01/26........................         1,073,440
    1,000,000     Massachusetts State HEFA
                  Harvard University, Series P
                  5.38%, 11/01/32........................         1,046,070
    1,000,000     Massachusetts State HEFA
                  Harvard University, Series Z
                  5.50%, 01/15/11........................         1,143,250
    1,000,000     Massachusetts State HEFA
                  Massachusetts Institute of Technology
                  Series K
                  5.25%, 07/01/12........................         1,127,410
    2,275,000     Massachusetts State HEFA
                  Massachusetts Institute of Technology
                  Series K
                  5.38%, 07/01/17........................         2,573,503
    1,000,000     Massachusetts State HEFA
                  Massachusetts Institute of Technology
                  Series K
                  5.50%, 07/01/22........................         1,121,260
      735,000     Massachusetts State HEFA
                  Massachusetts Institute of Technology
                  Series L
                  5.00%, 07/01/11........................           819,790
    1,110,000     Massachusetts State HEFA
                  Northeastern University, Series G
                  5.50%, 10/01/12
                  Insured: MBIA..........................         1,265,056
    2,500,000     Massachusetts State HEFA
                  Partners Healthcare Systems
                  Series A
                  5.25%, 07/01/15........................         2,692,125
    3,900,000     Massachusetts State HEFA
                  Partners Healthcare Systems
                  Series A
                  5.38%, 07/01/17........................         4,203,888
    4,670,000     Massachusetts State HEFA
                  Partners Healthcare Systems
                  Series B
                  5.25%, 07/01/10........................         5,090,954
      750,000     Massachusetts State HEFA
                  Partners Healthcare Systems
                  Series C
                  5.75%, 07/01/21........................           796,155

  PAR VALUE                                                       VALUE
-------------                                                 -------------
 $    500,000     Massachusetts State HEFA
                  Partners Healthcare Systems
                  Series E
                  5.00%, 07/01/12........................     $     533,835
    1,140,000     Massachusetts State HEFA
                  Partners Healthcare Systems
                  Series E
                  5.00%, 07/01/15........................         1,191,494
    1,000,000     Massachusetts State HEFA
                  Simmons College
                  5.00%, 10/01/14........................         1,071,250
    1,015,000     Massachusetts State HEFA
                  Simmons College, Series F
                  5.00%, 10/01/15........................         1,095,662
      510,000     Massachusetts State HEFA
                  Simmons College, Series F
                  5.00%, 10/01/17........................           542,798
    2,000,000     Massachusetts State HEFA
                  Smith College, Series D
                  5.75%, 07/01/26........................         2,102,520
      325,000     Massachusetts State HEFA
                  South Shore Hospital, Series E
                  5.50%, 07/01/13........................           329,368
    2,000,000     Massachusetts State HEFA
                  Tufts University, Series I
                  5.50%, 02/15/36........................         2,094,860
    1,475,000     Massachusetts State HEFA
                  University of Massachusetts
                  5.25%, 10/01/13........................         1,637,191
    2,000,000     Massachusetts State HEFA
                  University of Massachusetts
                  5.25%, 07/01/14........................         2,161,060
    1,000,000     Massachusetts State HEFA
                  University of Massachusetts
                  5.88%, 10/01/29........................         1,107,630
      610,000     Massachusetts State HEFA
                  Wellesley College
                  5.00%, 07/01/15........................           661,533
    1,750,000     Massachusetts State HEFA
                  Williams College, Series F
                  5.50%, 07/01/26........................         1,845,708
    1,740,000     Massachusetts State HEFA
                  Williams College, Series H
                  5.00%, 07/01/16........................         1,863,853
      230,000     Massachusetts State HFA
                  Housing Projects, Series A
                  6.30%, 10/01/13
                  Insured: AMBAC.........................           234,867
    1,590,000     Massachusetts State HFA
                  Multi-Family Housing, Series A
                  6.10%, 07/01/15
                  Insured: MBIA..........................         1,659,292
    1,245,000     Massachusetts State HFA
                  Single Family, Series 77, AMT
                  5.85%, 12/01/08
                  Insured: FSA...........................         1,256,504
    1,250,000     Massachusetts State IFA
                  Belmont Hill School
                  5.63%, 09/01/20........................         1,297,287

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                         VALUE
-------------                                                   -------------
                  MASSACHUSETTS (CONTINUED)

 $  1,000,000     Massachusetts State IFA
                  Combined Jewish Philanthropies, Series A
                  6.38%, 02/01/15..........................     $   1,032,350
    1,000,000     Massachusetts State IFA
                  Concord Academy
                  5.50%, 09/01/27..........................         1,003,870
    1,000,000     Massachusetts State IFA
                  Groton School, Series A
                  5.00%, 03/01/28..........................         1,003,590
      250,000     Massachusetts State IFA
                  Lesley College Project, Series A
                  6.00%, 07/01/10
                  Insured: Connie Lee......................           273,495
      300,000     Massachusetts State IFA
                  Milton Academy, Series B
                  5.30%, 09/01/08
                  Insured: MBIA............................           307,002
      500,000     Massachusetts State IFA
                  Park School
                  5.90%, 09/01/26..........................           537,065
    2,000,000     Massachusetts State IFA
                  Phillips Academy
                  5.38%, 09/01/23..........................         2,308,160
      750,000     Massachusetts State IFA
                  Refusetech Inc. Project, Series A
                  6.30%, 07/01/05..........................          766,185
    1,210,000     Massachusetts State IFA
                  Trustees Deerfield Academy
                  5.00%, 10/01/23..........................         1,225,391
    1,830,000     Massachusetts State IFA
                  Tufts University, Series H
                  5.50%, 02/15/13
                  Insured: MBIA............................         2,074,213
    1,200,000     Massachusetts State IFA
                  Wentworth Institute of Technology
                  5.65%, 10/01/18..........................         1,235,892
    1,550,000     Massachusetts State IFA
                  Worcester Polytechnic Institute
                  5.13%, 09/01/17..........................         1,650,502
    1,300,000     Massachusetts State IFA
                  Worcester Polytechnic Institute, Series 2
                  5.25%, 09/01/14
                  Insured: MBIA............................         1,424,878
    1,390,000     Massachusetts State Port Authority
                  6.00%, 07/01/04..........................         1,433,007
      495,000     Massachusetts State Port Authority
                  5.63%, 07/01/12..........................           557,880
    3,000,000     Massachusetts State Port Authority,
                  Series A
                  5.00%, 07/01/16
                  Insured: MBIA............................         3,211,050
    1,500,000     Massachusetts State, SP OB & Revenue
                  Consolidated Loan, Series A
                  5.00%, 06/01/10
                  Insured: FGIC............................         1,667,655

  PAR VALUE                                                       VALUE
-------------                                                 -------------
 $  1,000,000     Massachusetts State, SP OB & Revenue
                  Consolidated Loan, Series A
                  5.50%, 06/01/13........................     $   1,129,620
    1,125,000     Massachusetts State, SP OB & Revenue
                  Consolidated Loan, Series A
                  5.38%, 06/01/19
                  Insured: FGIC..........................         1,209,319
    2,000,000     Massachusetts State, SP OB & Revenue
                  Series A
                  5.50%, 06/01/07........................         2,068,800
    2,780,000     Massachusetts State, SP OB & Revenue
                  Series A
                  5.75%, 06/01/11........................         2,884,167
      700,000     Massachusetts State, SP OB & Revenue
                  Series A
                  Pre-refunded 06/01/04
                  5.75%, 06/01/12........................           726,229
      250,000     Massachusetts State, SP OB & Revenue
                  Series A
                  Pre-refunded 06/01/04
                  5.80%, 06/01/14........................           259,440
    2,000,000     Massachusetts State Turnpike Authority
                  Metropolitan Highway System Revenue
                  Series A
                  5.00%, 01/01/37
                  Insured: MBIA..........................         2,002,560
    1,000,000     Massachusetts State Turnpike Authority
                  Metropolitan Highway System Revenue
                  Subordinated, Series A
                  5.13%, 01/01/09
                  Insured: AMBAC.........................         1,113,120
    1,500,000     Massachusetts State Turnpike Authority
                  Metropolitan Highway System Revenue
                  Subordinated, Series A
                  5.00%, 01/01/39
                  Insured: AMBAC.........................         1,502,265
      250,000     Massachusetts State Turnpike Authority
                  Series A
                  5.00%, 01/01/13........................           274,815
    1,350,000     Massachusetts State WPAT
                  MWRA Program, Series A
                  5.00%, 08/01/09........................         1,508,868
    1,225,000     Massachusetts State WPAT
                  Series 1
                  Un-refunded
                  5.60%, 08/01/13........................         1,253,836
      225,000     Massachusetts State WPAT
                  Series A
                  Pre-refunded Escrowed to Maturity
                  5.40%, 08/01/11........................           257,283
      890,000     Massachusetts State WPAT
                  Series A
                  Pre-refunded 08/01/06
                  5.25%, 08/01/14........................           985,808
       25,000     Massachusetts State WPAT
                  Series A
                  Un-refunded
                  5.40%, 08/01/11........................            27,152

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
                  MASSACHUSETTS (CONTINUED)

 $    730,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 2
                  6.13%, 02/01/07........................     $     823,922
    2,000,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 5
                  5.75%, 08/01/16........................         2,273,760
    2,000,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 7
                  5.25%, 08/01/05........................         2,135,840
    2,000,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 7
                  5.25%, 02/01/10........................         2,247,840
    1,280,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 7
                  5.70%, 02/01/12........................         1,410,330
    1,000,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 7
                  5.25%, 02/01/13........................         1,099,870
      935,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 7
                  5.45%, 02/01/13........................         1,065,274
    2,835,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 7
                  5.70%, 02/01/15........................         3,123,660
    1,000,000     Massachusetts State WPAT
                  Pooled Loan Program, Series 8
                  5.00%, 08/01/11........................         1,109,520
    1,165,000     Massachusetts State WRA
                  Series B
                  5.50%, 08/01/15........................         1,326,306
    2,750,000     Massachusetts State WRA
                  Series B
                  5.25%, 12/01/20........................         2,928,667
    3,000,000     Massachusetts State WRA
                  Series B
                  5.60%, 11/01/26
                  Insured: FSA...........................         3,375,900
    2,000,000     Massachusetts State WRA
                  Series C
                  6.00%, 12/01/11........................         2,353,320
    1,000,000     Massachusetts State WRA
                  Series D
                  5.50%, 08/01/10
                  Insured: MBIA..........................         1,143,080
    2,870,000     Massachusetts State WRA
                  Series J
                  5.25%, 08/01/14
                  Insured: FSA...........................         3,202,059
    3,000,000     Massachusetts State WRA
                  Series J
                  5.25%, 08/01/15
                  Insured: FSA...........................         3,345,660
    1,775,000     Medford, GO
                  5.00%, 02/15/10
                  Insured: AMBAC.........................         1,977,119

  PAR VALUE                                                       VALUE
-------------                                                 -------------
 $  1,405,000     Mendon Upton Regional School District
                  5.50%, 06/01/15
                  Insured: FSA...........................     $   1,565,535
    1,000,000     Methuen, GO
                  5.63%, 11/15/14
                  Insured: FSA...........................         1,113,500
    2,250,000     Nantucket, GO
                  5.25%, 07/15/10
                  Insured: MBIA..........................         2,500,312
       90,000     Nantucket, GO
                  6.80%, 12/01/11........................            90,415
      880,000     Norwell, GO
                  5.00%, 11/15/14
                  Insured: FGIC..........................           964,489
      510,000     Peabody, GO
                  Series A
                  5.00%, 08/01/14........................           545,884
    1,000,000     Pioneer Valley
                  Regional School District, GO
                  5.00%, 06/15/12
                  Insured: AMBAC.........................         1,107,010
    1,000,000     Pittsfield, GO
                  5.00%, 04/15/11
                  Insured: MBIA..........................         1,112,230
    1,725,000     Plymouth, GO
                  5.00%, 10/15/18
                  Insured: MBIA..........................         1,816,183
    1,035,000     Randolph, GO
                  6.00%, 04/01/04
                  Insured: FGIC..........................         1,056,197
    1,000,000     Route 3 North Transportation
                  Improvement Municipal Securities
                  Association Lease Revenue
                   5.75%, 06/15/13
                  Insured: MBIA..........................         1,133,030
    2,000,000     Route 3 North Transportation
                  Improvement Municipal Securities
                  Association Lease Revenue
                  5.75%, 06/15/14
                  Insured: MBIA..........................         2,251,260
    2,000,000     Route 3 North Transportation
                  Improvement Municipal Securities
                  Association Lease Revenue
                  5.75%, 06/15/15
                  Insured: MBIA..........................         2,251,260
    1,000,000     Route 3 North Transportation
                  Improvement Municipal Securities
                  Association Lease Revenue
                  5.75%, 06/15/18
                  Insured: MBIA..........................         1,165,120
    2,500,000     Route 3 North Transportation
                  Improvement Municipal Securities
                  Association Lease Revenue
                  5.38%, 06/15/33
                  Insured: MBIA..........................         2,856,850
    1,050,000     Sandwich, GO
                  5.75%, 08/15/11........................         1,203,111

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
                  MASSACHUSETTS (CONTINUED)

 $    200,000     Sandwich, GO
                  5.40%, 11/01/07
                  Insured: AMBAC.........................     $     208,110
    1,000,000     Southeastern Massachusetts University
                  Building Authority Revenue, Series A
                  5.75%, 05/01/16
                  Insured: AMBAC.........................         1,078,290
    1,000,000     Springfield Municipal Purpose Loan, GO
                  5.30%, 08/01/11
                  Insured: AMBAC.........................         1,108,530
    1,000,000     Springfield Municipal Purpose Loan, GO
                  5.30%, 08/01/13
                  Insured: AMBAC.........................         1,099,290
    1,500,000     Springfield Municipal Purpose Loan, GO
                  5.25%, 01/15/15
                  Insured: MBIA..........................         1,658,940
    1,000,000     Springfield Municipal Purpose Loan, GO
                  6.00%, 10/01/16
                  Insured: FSA...........................         1,159,530
    1,000,000     Springfield Municipal Purpose Loan, GO
                  5.00%, 11/15/18........................         1,044,160
    1,255,000     Sutton, GO
                  5.25%, 04/01/06
                  Insured: MBIA..........................         1,364,398
    3,000,000     University of Lowell Building Authority
                  Fifth Series A
                  5.63%, 11/01/14
                  Insured: AMBAC.........................         3,281,700
    1,455,000     University of Massachusetts
                  Building Authority Revenue, Series 2
                  5.50%, 11/01/09
                  Insured: AMBAC.........................         1,669,031
    2,000,000     University of Massachusetts
                  Building Authority Revenue, Series 2
                  5.25%, 11/01/15
                  Insured: AMBAC.........................         2,206,120
    1,000,000     Westborough, GO
                  5.00%, 11/15/16 (B)....................         1,074,290
    1,000,000     Westfield, GO
                  5.00%, 12/15/06
                  Insured: MBIA..........................         1,100,680
    1,705,000     Westford, GO
                  5.50%, 04/01/07
                  Insured: FGIC..........................         1,904,093
    1,095,000     Whitman Hanson School District, GO
                  5.00%, 06/15/08
                  Insured: FGIC..........................         1,220,301
    2,000,000     Wilmington, GO
                  5.00%, 06/15/07........................         2,210,740
    3,125,000     Wilmington, GO
                  5.00%, 06/15/08........................         3,485,500
    1,000,000     Worcester, GO
                  Series G
                  5.30%, 07/01/15........................         1,084,370

  PAR VALUE                                                          VALUE
-------------                                                    -------------
 $  1,875,000     Worcester Municipal Purpose Loan, GO
                  Series B
                  5.25%, 11/01/14
                  Insured: MBIA.............................     $   2,066,119
                                                                 -------------
                                                                   362,743,934
                                                                 -------------
                  MISSISSIPPI - 0.58%
    2,000,000     Mississippi State, GO
                  5.50%, 09/01/09...........................         2,290,180
                                                                 -------------
                  NORTH CAROLINA - 0.33%
    1,160,000     North Carolina, GO
                  Series A
                  5.00%, 09/01/08...........................         1,297,158
                                                                 -------------
                  PUERTO RICO - 3.31%
      500,000     Childrens Trade Fund
                  Tobacco Settlement Revenue
                  5.00%, 05/15/09...........................           504,560
      500,000     Puerto Rico Commonwealth
                  Aqueduct & Sewer Authority
                  6.00%, 07/01/09
                  Insured: MBIA.............................           585,425
    2,675,000     Puerto Rico Commonwealth
                  Highway & Transportation
                  5.25%, 07/01/13
                  Insured: MBIA.............................         2,932,870
    1,000,000     Puerto Rico Commonwealth
                  Highway & Transportation, Series AA
                  5.00%, 07/01/10...........................         1,119,670
    2,000,000     Puerto Rico Commonwealth
                  Public Improvements, Series C, GO
                  5.00%, 07/01/21
                  Insured: FSA..............................         2,208,200
    1,000,000     Puerto Rico Electric Power Authority
                  Series BB
                  6.00%, 07/01/12
                  Insured: MBIA.............................         1,182,170
    2,000,000     Puerto Rico Industrial Tourist Education
                  Medical & Environmental Control Facilities
                  Inter-American University
                  Series A,
                  5.25%, 10/01/12
                  Insured: FSA..............................         2,205,600
    1,000,000     Puerto Rico Municipal Finance Agency
                  Series A, GO
                  5.50%, 08/01/09
                  Insured: FSA..............................         1,148,670
    1,000,000     Puerto Rico Municipal Finance Agency
                  Series A, GO
                  5.50%, 07/01/17
                  Insured: FSA..............................         1,108,820
                                                                 -------------
                                                                    12,995,985
                                                                 -------------

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
                  SOUTH CAROLINA - 0.67%

 $  2,310,000     South Carolina State
                  Series B, GO
                  5.50%, 04/01/11........................     $   2,647,237
                                                              -------------
                  TOTAL MUNICIPAL SECURITIES.............       386,367,690
                                                              -------------
                  (Cost $362,993,713)
  SHARES
INVESTMENT COMPANIES - 1.14%
    3,079,851     Dreyfus Tax-Exempt
                  Cash Management Fund...................         3,079,851
    1,404,275     Federated Tax Free Obligations Fund....         1,404,275
                                                              -------------
                  TOTAL INVESTMENT COMPANIES.............         4,484,126
                                                              -------------
                  (Cost $4,484,126)
TOTAL INVESTMENTS - 99.38%...............................       390,851,816
                                                              -------------
(Cost $367,477,839) (C)

NET OTHER ASSETS AND LIABILITIES - 0.62%.................         2,440,183
                                                              -------------
NET ASSETS - 100.00%.....................................     $ 393,291,999
                                                              =============

----------------------------------------------

(A) Zero Coupon Bond. Interest rate shown reflects the effective yield to maturity at time of purchase.

(B)      Security purchased on a delayed delivery basis.

(C)      Cost for federal income tax purposes is $367,481,790.

 ACRONYM                                     NAME
----------   -------------------------------------------------------------------
AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
Connie Lee   College Construction Loan Association
FGIC         Federal Guaranty Insurance Corp.
FSA          Financial Security Assurance Co.
GAN          Grant Anticipation Notes
GO           General Obligation
HCR          Health Care Revenue
HEFA         Health and Educational Facilities Authority
HFA          Housing Finance Authority
IFA          Industrial Finance Agency
MBIA         Municipal Bond Insurance Association
MBIA-IBC     MBIA Insured Bond Certificate
SP OB        Special Obligation
WPAT         Water Pollution Abatement Test
WRA          Water Resource Authority

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
MUNICIPAL SECURITIES - 98.34%

                  DELAWARE - 4.62%
 $    250,000     Delaware River & Bay Authority
                  Series A
                  5.40%, 01/01/14
                  Insured: AMBAC.........................     $     275,660
    1,000,000     Delaware River Junction Toll Bridge
                  5.25%, 07/01/11........................         1,105,400
    2,500,000     Delaware River Port Authority
                  Series B
                  5.25%, 01/01/09
                  Insured: AMBAC.........................         2,801,575
                                                              -------------
                                                                  4,182,635
                                                              -------------
                  ILLINOIS - 1.69%

    3,000,000     Illinois State Dedicated Tax Capital
                  Appreciation, Civic Center, Series B
                  3.45%, 12/15/17 (A)
                  Insured: AMBAC.........................         1,529,010
                                                              -------------
                  NEW JERSEY - 89.64%

      335,000     Atlantic County, Improvement Authority
                  Luxury Tax Revenue Convention Center
                  7.38%, 07/01/10
                  Insured: MBIA..........................           399,320
      500,000     Bayonne Municipal Utilities Authority
                  Water System
                  5.00%, 01/01/12
                  Insured: MBIA..........................           543,960
      500,000     Bergen County, Utilities Authority
                  Series A
                  6.10%, 06/15/04
                  Insured: FGIC..........................           515,520
    1,130,000     Burlington County
                  Bridge Commission, County Guaranteed
                  Governmental Leasing Program
                  5.25%, 08/15/18........................         1,210,366
    1,750,000     Burlington County, Bridge Commission
                  Pooled Loan Revenue, County Guaranteed
                  Governmental Loan Program
                  4.00%, 10/15/05........................         1,836,590
    1,570,000     Burlington County, General Improvement
                  Series A, GO
                  5.00%, 10/01/08
                  Insured: AMBAC.........................         1,758,997
    1,000,000     Cape May County, New Jersey Municipal
                  Utilities Series A
                  5.75%, 01/01/16
                  Insured: FSA...........................         1,154,680
      500,000     Cherry Hill Township, Series A, GO
                  Pre-refunded 07/15/09
                  5.25%, 07/15/19
                  Insured: FGIC..........................           567,405

  PAR VALUE                                                       VALUE
-------------                                                 -------------
 $    500,000     Cherry Hill Township, Series B, GO
                  5.25%, 07/15/11........................     $     563,190
    1,000,000     East Orange Board of Education, COP
                  Capital Appreciation
                  5.10%, 02/01/18 (A)
                  Insured: FSA...........................           502,360
      300,000     Edison Township, GO
                  4.80%, 01/01/05
                  Insured: AMBAC.........................           307,785
      250,000     Elizabeth Board of Education, GO
                  7.00%, 03/15/04
                  Insured: MBIA..........................           255,435
      200,000     Essex County, GO
                  4.75%, 07/15/07
                  Insured: MBIA..........................           219,108
      500,000     Essex County, Improvement Authority
                  Lease Revenue, County Correctional
                  Facility Project
                  5.25%, 10/01/11
                  Insured: FGIC..........................           556,245
      345,000     Essex County, Improvement Authority
                  Lease Revenue, County Jail & Youth
                  House Projects
                  6.50%, 12/01/06
                  Insured: AMBAC.........................           371,448
      250,000     Essex County, Improvement Authority
                  Lease Revenue, County Jail & Youth
                  House Projects
                  5.00%, 12/01/08
                  Insured: AMBAC.........................           276,723
    2,000,000     Essex County, Improvement Authority
                  Project Revenue
                  5.00%, 12/15/10
                  Insured: FSA...........................         2,230,820
      250,000     Essex County, Utilities Authority
                  Solid Waste Revenue, Series A
                  5.00%, 04/01/04
                  Insured: FSA...........................           254,165
      500,000     Evesham Township
                  General Improvement, Series A, GO
                  5.00%, 09/15/12
                  Insured: FGIC..........................           542,495
      400,000     Flemington Raritan Regional
                  School District, GO
                  5.70%, 02/01/15
                  Insured: FGIC..........................           467,424
    1,205,000     Freehold Regional
                  High School District, GO
                  5.00%, 03/01/20
                  Insured: FGIC..........................         1,285,627
      235,000     Freehold Township
                  Board of Education, GO
                  Pre-refunded 07/15/06
                  5.38%, 07/15/10
                  Insured: FSA...........................           258,359
      500,000     Greenwich Township
                  Board of Education, GO
                  5.00%, 01/15/13
                  Insured: FSA...........................           537,360

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
                  NEW JERSEY (CONTINUED)

 $    800,000     Greenwich Township
                  Board of Education, GO
                  5.00%, 01/15/14
                  Insured: FSA...........................     $     854,000
      500,000     Hackensack, GO
                  4.90%, 03/15/09........................           551,985
      500,000     Hopewell Valley
                  Regional School District, GO
                  5.00%, 08/15/14
                  Insured: FGIC..........................           540,550
      500,000     Jersey City, GO
                  Pre-refunded 03/15/07
                  5.50%, 03/15/14
                  Insured: MBIA..........................           568,235
      600,000     Kearny, GO
                  5.25%, 02/15/08
                  Insured: FGIC..........................           672,786
      250,000     Mercer County
                  Improvement Authority, Youth Center
                  Series B
                  5.00%, 02/15/14
                  Insured: FGIC..........................           266,985
      500,000     Middlesex County, COP
                  5.00%, 08/01/12
                  Insured: MBIA..........................           547,550
      250,000     Middlesex County, COP
                  5.50%, 08/01/17
                  Insured: MBIA..........................           275,678
      500,000     Middlesex County, GO
                  5.00%, 10/01/05........................           534,510
      500,000     Middlesex County, GO
                  5.00%, 10/01/09........................           562,340
      900,000     Middlesex County Improvement
                  Authority Revenue County
                  4.00%, 09/15/09........................           959,040
      400,000     Middlesex County Utilities Authority
                  Sewer Revenue, Series A
                  5.00%, 12/01/12
                  Insured: FGIC..........................           433,752
      250,000     Monmouth County Improvement
                  Authority, Governmental Loan
                  5.00%, 12/01/08
                  Insured: MBIA..........................           276,548
      500,000     Monmouth County Improvement
                  Authority, Governmental Loan
                  5.00%, 12/01/12
                  Insured: AMBAC.........................           541,880
      850,000     Monmouth County Improvement
                  Authority, Governmental Loan
                  5.45%, 07/15/13
                  Insured: FSA...........................           944,588
      500,000     Monmouth County Improvement
                  Authority, Governmental Loan
                  5.13%, 12/01/16
                  Insured: MBIA..........................           536,265

  PAR VALUE                                                          VALUE
-------------                                                    -------------
 $    750,000     Monroe Township School District, GO
                  5.00%, 09/15/09
                  Insured: FGIC.............................     $     839,573
      250,000     New Jersey Building Authority
                  State Building Revenue
                  6.00%, 06/15/07...........................           283,632
      600,000     New Jersey Building Authority
                  State Building Revenue
                  Pre-refunded 06/15/07
                  5.00%, 06/15/10...........................           667,721
    1,000,000     New Jersey Building Authority
                  State Building Revenue
                  5.00%, 06/15/18
                  Insured: MBIA.............................         1,043,270
      300,000     New Jersey EDA, Hillcrest Health
                  Service System Project
                  5.00%, 01/01/07
                  Insured: AMBAC............................           326,994
      315,000     New Jersey EDA, Lease Revenue
                  International Center for
                  Public Health Project
                  5.50%, 06/01/09
                  Insured: AMBAC............................           359,352
      500,000     New Jersey EDA
                  School Facilities Construction, Series A
                  5.50%, 06/15/12
                  Insured: AMBAC............................           568,750
      200,000     New Jersey EDA
                  School Facilities Construction, Series A
                  5.25%, 06/15/18
                  Insured: AMBAC............................           215,042
      250,000     New Jersey EDA
                  State Office Buildings Projects
                  5.25%, 06/15/08
                  Insured: AMBAC............................           280,862
      350,000     New Jersey Environmental
                  Infrastructure Trust, Environmental
                  Infrastructure, Series A
                  5.00%, 09/01/14...........................           376,660
    1,000,000     New Jersey Environmental
                  Infrastructure Trust, Environmental
                  Infrastructure, Series A
                  5.25%, 09/01/20...........................         1,063,420
    1,000,000     New Jersey Environmental
                  Infrastructure Trust, Wastewater Treatment
                  5.00%, 09/01/14...........................         1,072,600
      400,000     New Jersey Environmental
                  Infrastructure Trust, Wastewater Treatment
                  5.00%, 09/01/17...........................           421,672
      500,000     New Jersey Environmental
                  Infrastructure Trust, Wastewater Treatment
                  Series D
                  5.00%, 05/01/11...........................           544,280
      500,000     New Jersey Environmental
                  Infrastructure Trust, Wastewater Treatment
                  Series G
                  5.00%, 04/01/12
                  Insured: FGIC.............................           543,045

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                           VALUE
-------------                                                     -------------
                  NEW JERSEY (CONTINUED)

 $    250,000     New Jersey Health Care Facilities Financing
                  Authority Revenue, Shore Memorial
                  Health Care System
                  5.00%, 07/01/23............................     $     251,125
      500,000     New Jersey Health Care Facilities
                  Hackensack University Medical Center
                  5.70%, 01/01/11............................           543,360
      500,000     New Jersey Health Care Facilities
                  Hackensack University Medical Center
                  5.88%, 01/01/15............................           534,300
      500,000     New Jersey Health Care Facilities
                  Hackensack University Medical Center
                  Series A
                  5.00%, 01/01/18
                  Insured: MBIA..............................           514,165
      300,000     New Jersey Health Care Facilities
                  Medical Center at Princeton
                  5.13%, 07/01/18
                  Insured: AMBAC.............................           312,159
      500,000     New Jersey Sports & Exposition Authority
                  Series C
                  5.00%, 03/01/11............................           552,440
    1,000,000     New Jersey State, COP, Series A
                  5.00%, 06/15/13
                  Insured: AMBAC.............................         1,106,110
      500,000     New Jersey State, COP, Series A
                  5.00%, 06/15/14
                  Insured: AMBAC.............................           552,020
    2,000,000     New Jersey State, Series H, GO
                  5.25%, 07/01/16
                  Insured: MBIA-IBC..........................         2,229,560
    2,855,000     New Jersey State EFA
                  Dormitory Safety Trust Fund
                  Series A
                  5.00%, 03/01/15............................         3,048,483
    1,000,000     New Jersey State EFA
                  Drew University, Series C
                  5.25%, 07/01/20
                  Insured: FGIC..............................         1,095,860
      700,000     New Jersey State EFA
                  Higher Education Facilities Trust Fund
                  Series A
                  5.13%, 09/01/06
                  Insured: AMBAC.............................           756,595
      500,000     New Jersey State EFA
                  Higher Education Facilities Trust Fund
                  Series A
                  5.13%, 09/01/10
                  Insured: AMBAC.............................           543,005
    1,285,000     New Jersey State EFA
                  Montclair State University, Series C
                  5.38%, 07/01/08
                  Insured: AMBAC.............................         1,414,528
    1,000,000     New Jersey State EFA
                  Princeton University, Series B
                  Pre-refunded 07/01/09
                  5.13%, 07/01/19............................         1,128,840

  PAR VALUE                                                          VALUE
-------------                                                    -------------
$     250,000     New Jersey State EFA
                  Rowan University, Series B
                  5.25%, 07/01/19
                  Insured: FGIC.............................     $     267,117
      200,000     New Jersey State EFA
                  Seton Hall University Project, Series A
                  5.25%, 07/01/16
                  Insured: AMBAC............................           217,782
    1,120,000     New Jersey State EFA
                  Stevens Institute of Technology, Series C
                  5.00%, 07/01/10...........................         1,198,098
      200,000     New Jersey State EFA
                  Stevens Institute of Technology, Series I
                  5.00%, 07/01/09...........................           218,938
      250,000     New Jersey State EFA
                  University of Medicine & Dentistry
                  Series B
                  5.00%, 12/01/07
                  Insured: AMBAC............................           269,995
      500,000     New Jersey State EFA
                  William Patterson University, Series A
                  5.38%, 07/01/21
                  Insured: FGIC.............................           533,950
      500,000     New Jersey State Highway Authority
                  Garden State Parkway
                  6.20%, 01/01/10...........................           581,195
      300,000     New Jersey State Highway Authority
                  Garden State Parkway
                  Pre-refunded 01/01/10
                  5.60%, 01/01/17
                  Insured: FGIC.............................           347,016
    1,000,000     New Jersey State Highway Authority
                  Garden State Parkway, GO
                  6.00%, 01/01/19...........................         1,181,170
      115,000     New Jersey State HMFA
                  Home Buyer, Series G
                  4.63%, 04/01/15
                  Insured: MBIA.............................           117,723
      500,000     New Jersey State HMFA
                  Home Buyer, Series N
                  5.20%, 04/01/06
                  Insured: MBIA.............................           534,885
      325,000     New Jersey State HMFA
                  Multi-Family Housing, Series A
                  5.30%, 05/01/06
                  Insured: AMBAC............................           345,270
      250,000     New Jersey State HMFA
                  Multi-Family Housing, Series B
                  6.05%, 11/01/17
                  Insured: FSA..............................           270,702
      400,000     New Jersey State HMFA
                  Multi-Family Housing, Series E-2
                  5.75%, 11/01/25
                  Insured: FSA..............................           420,480
    2,895,000     New Jersey State Transit Corp.
                  Federal Transportation Administrative
                  Grants, COP, Series A
                  5.50%, 09/15/15
                  Insured: AMBAC............................         3,261,189

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
                  NEW JERSEY (CONTINUED)

$     400,000     New Jersey State TTFA
                  Transportation System, Series A
                  5.63%, 06/15/12........................     $     454,864
    1,000,000     New Jersey State TTFA
                  Transportation System, Series A
                  5.75%, 06/15/15........................         1,153,290
    1,000,000     New Jersey State TTFA
                  Transportation System, Series A
                  5.50%, 12/15/15
                  Insured: AMBAC.........................         1,137,770
      175,000     New Jersey State TTFA
                  Transportation System, Series A
                  Pre-refunded 06/15/02
                  5.50%, 06/15/11
                  Insured: MBIA..........................           190,498
      400,000     New Jersey State TTFA
                  Transportation System, Series A
                  Un-refunded
                  5.00%, 06/15/06........................           432,936
      295,000     New Jersey State Turnpike Authority
                  Series A
                  5.75%, 01/01/19
                  Insured: MBIA..........................           329,780
      450,000     New Jersey Wastewater Treatment Trust
                  Series A
                  5.00%, 09/01/06........................           491,499
      370,000     Newark Board of Education, GO
                  Pre-refunded 12/15/04
                  5.88%, 12/15/11
                  Insured: MBIA..........................           397,188
      750,000     North Brunswick Township
                  Board of Education Revenue, GO
                  5.00%, 02/01/10
                  Insured: FGIC..........................           819,975
    1,000,000     North Brunswick Township, GO
                  5.00%, 05/15/12
                  Insured: FGIC..........................         1,085,880
      500,000     North Jersey District Water Supply
                  Wanaque North Project, Series A
                  5.00%, 11/15/10
                  Insured: MBIA..........................           550,850
      400,000     Ocean County
                  General Improvement, GO
                  5.30%, 12/01/06........................           443,392
      750,000     Ocean County, Series A, GO
                  5.00%, 08/01/08........................           837,487
    1,000,000     Ocean County, Utilities Authority
                  Wastewater Revenue, GO
                  5.25%, 01/01/18........................         1,069,760
      250,000     Ocean Township School District, GO
                  Pre-refunded 06/01/04
                  5.40%, 06/01/15
                  Insured: MBIA..........................           256,390

  PAR VALUE                                                       VALUE
-------------                                                 -------------
$     500,000     Old Tappan Board of Education, GO
                  5.10%, 04/01/18
                  Insured: FGIC..........................     $     527,090
      500,000     Parsippany-Troy Hills Township, GO
                  5.00%, 12/01/15
                  Insured: MBIA..........................           532,700
    1,500,000     Passaic County, GO
                  5.20%, 09/01/16
                  Insured: FSA...........................         1,685,325
      500,000     Pleasantville School District, GO
                  5.00%, 02/15/11
                  Insured: MBIA..........................           543,365
      500,000     Randolph Township School District, GO
                  5.00%, 08/01/15
                  Insured: FGIC..........................           531,990
      500,000     Rutgers State University, Series U, GO
                  5.00%, 05/01/14........................           532,805
      200,000     Secaucus Municipal Utilities Authority
                  Sewer Revenue, Series A
                  5.65%, 12/01/04........................           209,778
    1,055,000     Southeast Morris County, Municipal
                  Utilities Authority Water Revenue
                  5.00%, 01/01/10
                  Insured: MBIA..........................         1,169,805
    1,145,000     Summit, GO
                  5.25%, 06/01/14........................         1,283,224
    1,205,000     Summit, GO
                  5.25%, 06/01/16........................         1,345,154
    1,000,000     Tobacco Settlement Financing Corp.
                  5.38%, 06/01/18........................           851,280
      250,000     Trenton, GO
                  5.70%, 03/01/19
                  Insured: FGIC..........................           278,827
      250,000     Union County
                  General Improvement, GO
                  5.13%, 02/01/16........................           267,250
      125,000     Union County, Improvement Authority
                  Revenue, Guaranteed Lease, Educational
                  Services Commission
                  5.05%, 03/01/08........................           136,900
      300,000     Vernon Township School District
                  Board of Education, GO
                  5.38%, 12/01/19
                  Insured: FGIC..........................           325,140
      250,000     Washington Township, Board of
                  Education, Gloucester County, GO
                  5.00%, 02/01/06
                  Insured: MBIA..........................           269,242
      400,000     West Deptford Township, GO
                  5.50%, 09/01/20
                  Insured: FGIC..........................           438,380
      250,000     West Orange Board of Education, COP
                  5.63%, 10/01/29
                  Insured: MBIA..........................           268,370

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                        VALUE
-------------                                                  -------------
                  NEW JERSEY (CONTINUED)

 $  1,000,000     West Windsor Plainsboro
                  Regional School District, GO
                  4.00%, 12/01/08
                  Insured: FSA............................     $   1,075,970
      500,000     West Windsor Plainsboro
                  Regional School District, GO
                  Pre-refunded 12/01/05
                  5.50%, 12/01/14
                  Insured: FGIC...........................           552,755
                                                               -------------
                                                                  81,113,916
                                                               -------------
                  NEW YORK - 1.75%

    1,425,000     New York State Power Authority, Series A
                  5.00%, 11/15/07.........................         1,583,517
                                                               -------------
                  PUERTO RICO - 0.64%

      250,000     Puerto Rico Commonwealth, GO
                  6.00%, 07/01/16
                  Insured: MBIA...........................           298,742
      250,000     Puerto Rico Electric Power Authority
                  Series DD
                  5.25%, 07/01/15
                  Insured: FSA............................           274,485
                                                               -------------
                                                                     573,227
                                                               -------------
                  TOTAL MUNICIPAL SECURITIES..............        88,982,305
                                                               -------------
                  (Cost $84,287,595)
  SHARES
-----------

INVESTMENT COMPANIES - 1.08%

      819,560     Dreyfus Tax-Exempt Cash
                  Management Fund.........................           819,560
      160,988     Federated Tax-Free Obligations Fund.....           160,988
                                                               -------------
                  TOTAL INVESTMENT COMPANIES .............           980,548
                                                               -------------
                  (Cost $980,548).........................
TOTAL INVESTMENTS - 99.42%................................        89,962,853
                                                               -------------
(Cost $85,268,143) (B)
NET OTHER ASSETS AND LIABILITIES - 0.58%..................           525,586
                                                               -------------
NET ASSETS - 100.00%......................................     $  90,488,439
                                                               =============

----------------------------------------------

(A) Zero Coupon Bond. Interest rate shown reflects the effective yield to maturity at time of purchase.

(B)      Cost for federal income tax purposes is $85,229,402.

 ACRONYM                                     NAME
----------   -------------------------------------------------------------------
AMBAC        American Municipal Bond Assurance Corp.
COP          Certificate of Participation
EDA          Economic Development Authority
EFA          Educational Facilities Authority
FGIC         Federal Guaranty Insurance Corp.
FSA          Financial Security Assurance Co.
GO           General Obligation
HMFA         Housing and Mortgage Finance Agency
MBIA         Municipal Bond Insurance Association
MBIA-IBC     MBIA Insured Bond Certificate
TTFA         Transportation Trust Fund Authority

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

  PAR VALUE                                                       VALUE
-------------                                                 -------------
MUNICIPAL SECURITIES - 98.13%

                  NEW YORK - 95.58%

$     760,000     Albany, GO
                  4.25%, 11/01/06
                  Insured: FSA...........................     $     816,681
    1,000,000     Albany County, GO
                  5.50%, 06/01/08
                  Insured: FGIC..........................         1,045,960
    1,500,000     Hempstead Town New York IDA
                  Resource Recovery
                  American Ref-Fuel Co. Project
                  5.00%, 12/01/10........................         1,576,260
    2,000,000     Long Island Power Authority
                  Electric Systems Revenue, Series A
                  5.00%, 06/01/09........................         2,176,180
    2,000,000     Long Island Power Authority
                  Electric Systems Revenue, Series A
                  5.50%, 12/01/13
                  Insured: FSA...........................         2,311,560
    1,000,000     Long Island Power Authority
                  Electric Systems Revenue, Series C
                  5.50%, 09/01/21........................         1,051,090
    1,000,000     Longwood Central School District
                  Suffolk County, GO
                  4.50%, 06/15/05
                  Insured: MBIA..........................         1,052,930
    1,000,000     Metropolitan Transportation Authority
                  Dedicated Tax Fund, Series A
                  5.50%, 04/01/16
                  Insured: MBIA..........................         1,157,990
    2,000,000     Metropolitan Transportation Authority
                  Dedicated Tax Fund, Series A
                  5.00%, 04/01/23
                  Insured: FGIC..........................         2,210,040
    2,000,000     Metropolitan Transportation Authority
                  Transportation Facilities, Series A
                  6.00%, 07/01/19........................         2,354,900
      900,000     Monroe County, Public Improvement, GO
                  Pre-refunded 06/01/04
                  6.10%, 06/01/14
                  Insured: AMBAC.........................           944,496
       15,000     Monroe County, Public Improvement, GO
                  Un-refunded
                  6.10%, 03/01/09
                  Insured: MBIA..........................            15,317
    1,210,000     Monroe County, Public Improvement, GO
                  Un-refunded
                  6.00%, 03/01/16
                  Insured: MBIA-IBC......................         1,432,024
    1,000,000     Monroe Woodbury
                  Central School District, GO
                  5.63%, 05/15/18
                  Insured: MBIA..........................         1,097,530
    2,000,000     Municipal Assistance Corp.
                  for New York City, Series I
                  6.25%, 07/01/06........................         2,243,460

  PAR VALUE                                                       VALUE
-------------                                                 -------------
$   1,500,000     Municipal Assistance Corp.
                  for New York City, Series L
                  6.00%, 07/01/08........................     $   1,742,760
    2,060,000     New York City, Capital Appreciation
                  Series F, GO
                  4.59%, 08/01/08 (A)
                  Insured: MBIA..........................         1,820,669
    2,500,000     New York City, Capital Appreciation
                  Series G, GO
                  4.65%, 08/01/08 (A)
                  Insured: MBIA..........................         2,209,550
      200,000     New York City, Series A-7, GO
                  1.10%, 08/01/20 (B)
                  Insured: Morgan Guaranty Trust.........           200,000
    1,500,000     New York City, Series A-7, GO
                  1.10%, 08/01/21 (B)
                  Insured: Morgan Guaranty Trust.........         1,500,000
    2,000,000     New York City, Series C, GO
                  5.00%, 08/01/08
                  Insured: FSA...........................         2,228,540
    1,000,000     New York City, Series F, GO
                  5.00%, 08/01/09........................         1,089,470
    1,000,000     New York City, Series I, GO
                  6.00%, 04/15/09........................         1,119,110
    1,250,000     New York City, Series J, GO
                  5.50%, 06/01/16........................         1,344,375
    2,000,000     New York City, Health & Hospital Corp.
                  Series A,
                  5.00%, 02/15/11
                  Insured: AMBAC.........................         2,198,720
    1,000,000     New York City IDA
                  Civic Facility Trinity Episcopal
                  School Corp. Project
                  5.25%, 06/15/17
                  Insured: MBIA..........................         1,088,490
    3,000,000     New York City MWFA
                  Water & Sewer System, Series B
                  5.00%, 06/15/05........................         3,176,910
    1,000,000     New York City MWFA
                  Water & Sewer System, Series B
                  5.75%, 06/15/26
                  Insured: MBIA..........................         1,098,550
    1,725,000     New York City MWFA
                  Water & Sewer System, Series C
                  5.00%, 06/15/21
                  Insured: FGIC..........................         1,775,991
    3,000,000     New York City Transitional
                  Finance Authority, Series C
                  Pre-refunded 05/01/10
                  5.50%, 11/01/29........................         3,476,970
    2,000,000     New York City Trust For Cultural
                  Resources, American Museum
                  of Natural History, Class A
                  5.60%, 04/01/18
                  Insured: MBIA..........................         2,206,280
    2,000,000     New York State, Series A, GO
                  6.50%, 07/15/06........................         2,250,020

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

  PAR VALUE                                                        VALUE
-------------                                                  -------------
                  NEW YORK (CONTINUED)
$   1,685,000     New York State Dormitory Authority
                  4201 Schools Program
                  6.25%, 07/01/20.........................     $   1,922,181
      500,000     New York State Dormitory Authority
                  Brooklyn Law School, Series A
                  5.25%, 07/01/10.........................           552,700
    2,000,000     New York State Dormitory Authority
                  City University System, Consolidated
                  2nd Generation, Series A
                  6.13%, 07/01/13
                  Insured: AMBAC..........................         2,326,860
    1,000,000     New York State Dormitory Authority
                  City University System, Consolidated
                  3rd Generation, Series 1
                  5.25%, 07/01/11.........................         1,106,460
    2,280,000     New York State Dormitory Authority
                  City University System, Consolidated
                  4th Generation, Series A
                  5.50%, 07/01/16.........................         2,492,747
    1,000,000     New York State Dormitory Authority
                  Columbia University, Series B
                  5.38%, 07/01/15.........................         1,113,760
    1,500,000     New York State Dormitory Authority
                  Court Facilities, Series A
                  5.25%, 05/15/11.........................         1,643,655
      890,000     New York State Dormitory Authority
                  Fordham University
                  5.00%, 07/01/07
                  Insured: FGIC...........................           981,928
      820,000     New York State Dormitory Authority
                  Long Island Jewish Medical Center
                  5.00%, 05/01/11.........................           868,323
    1,175,000     New York State Dormitory Authority
                  Mount Sinai School of Medicine, Series B
                  5.70%, 07/01/11
                  Insured: MBIA...........................         1,342,790
    1,205,000     New York State Dormitory Authority
                  New York University, Series 1
                  5.50%, 07/01/15
                  Insured: AMBAC..........................         1,372,133
      900,000     New York State Dormitory Authority
                  New York University, Series 2
                  5.50%, 07/01/21
                  Insured: AMBAC..........................           974,412
    2,475,000     New York State Dormitory Authority
                  New York University, Series A
                  6.00%, 07/01/17
                  Insured: MBIA...........................         2,945,918
    2,000,000     New York State Dormitory Authority
                  New York University, Series A
                  5.75%, 07/01/20
                  Insured: MBIA...........................         2,311,260
    1,500,000     New York State Dormitory Authority
                  Series B
                  5.25%, 11/15/26 (B).....................         1,652,595

  PAR VALUE                                                            VALUE
-------------                                                      -------------
$   4,000,000     New York State Dormitory Authority
                  Sloan Center, Capital Appreciation, Series 1
                  5.00%, 07/01/25 (A)
                  Insured: MBIA...............................     $   1,340,480
    1,130,000     New York State Dormitory Authority
                  State University Dormitory Facilities
                  5.38%, 07/01/19.............................         1,208,603
    1,000,000     New York State Dormitory Authority
                  State University Dormitory Facilities
                  Series A
                  6.00%, 07/01/30.............................         1,093,190
    2,000,000     New York State Dormitory Authority
                     State University Educational Facilities
                  Series A
                  5.25%, 05/15/15.............................         2,192,360
       30,000     New York State EFC, PCR State Water
                  Series A
                  6.40%, 09/15/06
                  Insured: POL CTL-SRF........................            30,427
      250,000     New York State EFC, PCR State Water
                  Series B
                  6.50%, 09/15/08
                  Insured: POL CTL-SRF........................           253,587
      600,000     New York State EFC, PCR State Water
                  New York City Municipal Water
                  Pre-refunded Escrowed to Maturity
                  5.75%, 06/15/12
                  Insured: POL CTL-SRF........................           700,434
    1,215,000     New York State EFC, PCR State Water
                  New York City Municipal Water
                  Pre-refunded 06/15/02
                  5.75%, 06/15/12
                  Insured: POL CTL-SRF........................         1,418,379
      185,000     New York State EFC, PCR State Water
                  New York City Municipal Water
                  Un-refunded
                  5.75%, 06/15/12
                  Insured: POL CTL-SRF........................           214,041
      395,000     New York State HFA
                     Multi-Family Mortgage Housing, Series A
                  6.95%, 08/15/12.............................           399,610
    3,540,000     New York State Local Government
                  Assistance Corp., Series E
                  6.00%, 04/01/14
                  Insured: GO of Corp. .......................         4,148,066
    1,485,000     New York State HFA Service Contract
                  Revenue, Series K
                  5.00%, 03/15/10.............................         1,633,975
    1,000,000     New York State Local Government
                  Assistance Corp., Subordinated Lien
                  Series A-2
                  5.00%, 04/01/09.............................         1,109,840
      700,000     New York State Mortgage Agency
                  Homeowner Mortgage, Series 96
                  5.20%, 10/01/14.............................           743,274
    2,000,000     New York State Power Authority
                  Series A
                  5.00%, 11/15/07.............................         2,222,480

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                         VALUE
---------                                                         -----
                  NEW YORK (CONTINUED)

$   1,535,000     New York State Thruway Authority
                  Highway & Bridge Trust Fund, Series B-1
                  5.50%, 04/01/10
                  Insured: FGIC...........................    $   1,745,249
    2,000,000     New York State Thruway Authority
                  Highway & Bridge Trust Fund, Series B-1
                  5.75%, 04/01/16
                  Insured: FGIC...........................        2,260,260
    1,500,000     New York State Thruway Authority
                  Service Contract, Local Highway & Bridge
                  5.25%, 04/01/09.........................        1,679,475
    2,000,000     New York State Thruway Authority
                  Service Contract, Local Highway & Bridge
                  5.25%, 04/01/11.........................        2,227,940
    1,750,000     New York State Thruway Authority
                  Second, General Highway & Bridge
                  Series A
                  5.25%, 04/01/17.........................        1,905,837
    2,000,000     New York State Urban Development
                  Correctional & Youth Facilities Service,
                  Series A
                  5.00%, 01/01/17........................         2,164,880
    2,000,000     New York State Urban Development
                  Correctional & Youth Facilities Service,
                  Series A
                  4.00%, 01/01/28.........................        2,080,400
      285,000     Onondaga County, GO
                  Economically Defeased
                  5.88%, 02/15/10.........................          332,946
      215,000     Onondaga County, GO
                  Un-refunded
                  5.88%, 02/15/10.........................          248,787
      100,000     Orleans County, GO
                  6.50%, 09/15/08.........................          118,203
      890,000     Red Hook Central School District, GO
                  5.13%, 06/15/17
                  Insured: FSA............................          952,985
      545,000     Rensselaer County, Series A, GO
                  5.25%, 06/01/11
                  Insured: AMBAC..........................          612,231
    2,000,000     Triborough Bridge & Tunnel Authority
                  General Purpose, Series B
                  5.00%, 11/15/09.........................        2,238,160
    2,000,000     Triborough Bridge & Tunnel Authority
                  General Purpose, Series B
                  5.50%, 01/01/30.........................        2,249,820
      300,000     Triborough Bridge & Tunnel Authority
                  General Purpose, Series X
                  6.63%, 01/01/12.........................          366,849
      750,000     Triborough Bridge & Tunnel Authority
                  General Purpose, Series Y
                  6.00%, 01/01/12.........................          878,677
    2,000,000     Triborough Bridge & Tunnel Authority
                  General Purpose, Series Y
                  5.50%, 01/01/17.........................        2,283,020
                                                              -------------
                                                                118,675,010
                                                              -------------

PAR VALUE                                                         VALUE
---------                                                         -----
                  PENNSYLVANIA - 0.78%

$   2,210,000     Elizabeth Forward School District
                  Capital Appreciation, Series B, GO
                  5.68%, 09/01/20 (A)....................     $     965,571
                                                              -------------

                  PUERTO RICO - 1.77%

    1,000,000     Childrens Trust Fund
                  Tobacco Settlement
                  5.00%, 05/15/08........................         1,022,440
    1,000,000     Puerto Rico Electric Power Authority
                  Series BB
                  6.00%, 07/01/12
                  Insured: MBIA..........................         1,182,170
                                                              -------------
                                                                  2,204,610
                                                              -------------
                  TOTAL MUNICIPAL SECURITIES.............       121,845,191
                                                              -------------

                  (Cost $114,230,462)

  SHARES
  ------

INVESTMENT COMPANIES - 0.65%

      770,308     Dreyfus Tax-Exempt Cash
                  Management Fund........................           770,308
       32,396     Federated New York
                  Municipal Cash Trust...................            32,396
                                                              -------------
                  TOTAL INVESTMENT COMPANIES.............           802,704
                                                              -------------
                  (Cost $802,704)

TOTAL INVESTMENTS - 98.78%...............................       122,647,895
                                                              -------------

(Cost $115,033,166) (C)

NET OTHER ASSETS AND LIABILITIES - 1.22%.................         1,520,567
                                                              -------------
NET ASSETS - 100.00%.....................................     $ 124,168,462
                                                              =============

---------------------------

(A) Zero Coupon Bond. Interest rate shown reflects the effective yield to maturity at time of purchase.

(B) Variable Rate Bond. Interest rate shown reflects the rate in effect on October 31, 2003.

(C)      Cost for federal income tax purposes is $115,010,208.

ACRONYM                    NAME
-------                    ----
AMBAC        American Municipal Bond Assurance Corp.
EFC          Environmental Facilities Corp.
FGIC         Federal Guaranty Insurance Corp.
FSA          Financial Security Assurance Co.
GO           General Obligation
HFA          Housing Finance Authority
IDA          Industrial Development Authority
MBIA         Municipal Bond Insurance Association
MBIA-IBC     MBIA Insured Bond Certificate
MWFA         Municipal Water Finance Authority
PCR          Pollution Control Revenue
POL CTL-SRF  State Water Pollution Control Revolving Fund

                       See Notes to Financial Statements.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
MUNICIPAL SECURITIES - 96.84%

                  PENNSYLVANIA - 92.98%

 $    500,000     Allegheny County, Series C-49, GO
                  5.00%, 04/01/08
                  Insured: MBIA.............................  $     554,160
      500,000     Bethlehem Area School District, GO
                  5.00%, 09/01/11
                  Insured: FGIC State Aid Withholding.......        545,250
      500,000     Brandywine PA Heights Area School District
                  5.00%, 02/15/11...........................        551,950
      500,000     Central York School District, GO
                  5.00%, 06/01/10
                  Insured: FGIC State Aid Withholding.......        556,200
      300,000     Chambersburg Area School District, GO
                  5.00%, 06/15/12
                  Insured: FSA..............................        326,766
      500,000     Chester County, GO
                  5.00%, 06/15/15...........................        531,730
      500,000     Delaware County Authority Revenue
                  Dunwoody Village, Inc., Series A
                  5.00%, 04/01/09...........................        535,555
      500,000     Delaware County, GO
                  5.13%, 10/01/16...........................        533,880
      500,000     Delaware River Joint Toll Bridge
                  Common PA Bridge Revenue
                  5.25%, 07/01/11...........................        552,700
      750,000     Ephrata Area School District, Series A, GO
                  5.00%, 04/15/14
                  Insured: FGIC State Aid Withholding.......        806,918
      500,000     Harrisburg Authority Revenue
                  Pooled Building Program, Series II
                  Pre-refunded 09/15/07
                  5.60%, 09/15/11
                  Insured: MBIA.............................        566,855
      500,000     Lancaster County, Higher Education
                  Authority Franklin & Marshall College,
                  Series A
                  5.00%, 04/15/10...........................        547,530
      415,000     Lancaster County, Series A, GO
                  Un-refunded
                  5.10%, 05/01/04
                  Insured: FGIC.............................        423,308
      500,000     Lehigh County PA, IDA
                  3.13%, 11/01/08...........................        508,705
    1,000,000     North Allegheny PA School District
                  5.50%, 11/01/08...........................      1,140,990
    1,000,000     Northampton County, GO
                  5.00%, 08/15/16...........................      1,058,140
      575,000     Norwin School District, Series B, GO
                  5.00%, 04/01/13
                  Insured: MBIA State Aid Withholding.......        618,234
      500,000     Oxford Area School District, Series A, GO
                  5.25%, 02/15/11
                  Insured: FGIC State Aid Withholding.......        560,310
      500,000     Pennsylvania State, GO
                  5.13%, 09/15/07
                  Insured: AMBAC............................        554,480
      500,000     Pennsylvania State, GO
                  5.50%, 02/01/05...........................        568,840

PAR VALUE                                                        VALUE
---------                                                        -----
 $    500,000     Pennsylvania State HEFA
                  College and University Revenue
                  College of Pharmacy & Science
                  5.00%, 11/01/07
                  Insured: MBIA.............................  $     534,795
      750,000     Pennsylvania State HEFA
                  Series T
                  5.00%, 06/15/12
                  Insured: AMBAC............................        816,915
      500,000     Pennsylvania State HEFA
                  Widener University
                  5.00%, 07/15/10...........................        534,400
    1,000,000     Pennsylvania State Finance Authority
                  Revenue, Penn Hills Project, Series A
                  5.50%, 12/01/22
                  Insured: FGIC.............................      1,075,080
    1,500,000     Pennsylvania State IDA
                  Economic Development
                  5.25%, 07/01/11
                  Insured: AMBAC............................      1,685,295
    1,000,000     Pennsylvania State, Second Series, GO
                  5.00%, 10/15/15...........................      1,064,880
    1,000,000     Pennsylvania State Turnpike Commission
                  Turnpike Revenue, Series S
                  5.00%, 06/01/11
                  Insured: FGIC.............................      1,106,910
    1,500,000     Pennsylvania State University
                  5.25%, 08/15/11...........................      1,686,990
      700,000     Philadelphia Authority IDR, Educational
                  Commission Foreign Medical Graduates
                  Project
                  4.90%, 06/01/12
                  Insured: MBIA.............................        735,784
    1,000,000     Philadelphia School District, Series A, GO
                  5.50%, 02/01/15
                  Insured: FSA State Aid Withholding........      1,104,460
    1,000,000     Philadelphia Water & Waste
                  Water Revenue
                  5.63%, 06/15/09
                  Insured MBIA-IBC..........................      1,144,190
      500,000     Pittsburgh & Allegheny County Public
                  Auditorium Hotel Room
                  5.25%, 02/01/12
                  Insured: AMBAC............................        550,830
      500,000     Pittsburgh School District, GO
                  5.50%, 09/01/12
                  Insured: FSA..............................        569,405
    1,000,000     Upper Saint Clair Township
                  School District, GO
                  5.38%, 07/15/13
                  Insured: FSA..............................      1,118,820
      750,000     Warwick School District
                  Lancaster County, GO
                  5.25%, 02/15/12
                  Insured: FGIC State Aid Withholding.......        831,480
                                                              -------------
                                                                 26,602,735
                                                              -------------

                       See Notes to Financial Statements.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
                  PUERTO RICO - 3.86%

 $  1,000,000     Puerto Rico Commonwealth, GO
                  Series C
                  5.00%, 07/01/28
                  Insured: MBIA..........................     $   1,104,100
                                                              -------------
                  TOTAL MUNICIPAL SECURITIES.............        27,706,835
                                                              -------------

                  (Cost $26,133,232)

  SHARES
  ------

INVESTMENT COMPANIES - 2.23%

      519,146     Dreyfus Tax-Exempt Cash
                  Management Fund........................           519,146
      118,770     Federated Pennsylvania
                  Municipal Cash Trust...................           118,770
                                                              -------------
                  TOTAL INVESTMENT COMPANIES.............           637,916
                                                              -------------

                  (Cost $637,916)
TOTAL INVESTMENTS - 99.07%...............................        28,344,751
                                                              -------------

(Cost $26,771,148) (A)

NET OTHER ASSETS AND LIABILITIES - 0.93%.................           267,229
                                                              -------------
NET ASSETS - 100.00%.....................................     $  28,611,980
                                                              =============

------------------------------

(A)      Cost for federal income tax purposes is $26,758,832.

ACRONYM                       NAME
-------                        ----
AMBAC        American Municipal Bond Assurance Corp.
FGIC         Federal Guaranty Insurance Corp.
FSA          Federal Security Assurance Co.
GO           General Obligation
HEFA         Health and Educational Facilities Authority
IDA          Industrial Development Authority
IDR          Industrial Development Revenue
MBIA         Municipal Bond Insurance Association
MBIA-IBC     MBIA Insured Bond Certificate

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
MUNICIPAL SECURITIES - 98.21%

                  ALASKA - 1.15%

 $  2,000,000     North Slope Boro Capital
                  Appreciation, Series B, GO
                  5.11%, 06/30/09 (A)
                  Insured: MBIA..........................     $   1,664,200
                                                              -------------

                  ILLINOIS - 1.08%

    2,000,000     Will County, Community Unit
                  School District, Series B
                  4.62%, 11/01/10 (A)
                  Insured: FSA...........................         1,555,520
                                                              -------------

                  NEW YORK - 1.55%

    2,000,000     New York State Power Authority
                  Series A
                  5.00%, 11/15/08........................         2,237,840
                                                              -------------

                  OHIO - 1.05%

    1,400,000     Ohio State Revitalization Project
                  Series A
                  4.50%, 10/01/07
                  Insured: AMBAC.........................         1,525,678
                                                              -------------

                  PENNSYLVANIA - 1.48%

    2,000,000     Pennsylvania State, Second Series, GO
                  5.00%, 10/01/05........................         2,138,820
                                                              -------------

                  PUERTO RICO - 4.50%

    3,500,000     Puerto Rico Commonwealth
                  Capital Appreciation, GO
                  4.85%, 07/01/14 (A)
                  Insured: MBIA..........................         2,274,930
      250,000     Puerto Rico Commonwealth, GO
                  6.00%, 07/01/16
                  Insured: MBIA..........................           298,742
      500,000     Puerto Rico Commonwealth
                  Special Tax Revenue, Infrastructure
                  Finance Authority, Series A
                  5.00%, 07/01/16
                  Insured: AMBAC.........................           534,385
      500,000     Puerto Rico Electric Power Authority
                  Revenue, Series EE
                  5.25%, 07/01/15
                  Insured: MBIA..........................           548,970

PAR VALUE                                                        VALUE
---------                                                        -----
 $    360,000     Puerto Rico Industrial Tourist Educational
                  Medical & Environmental Control Facilities,
                  Inter-American University, Series A
                  5.25%, 10/01/12
                  Insured: MBIA.............................  $     397,008
    1,550,000     Puerto Rico Industrial Tourist Educational
                  Medical & Environmental Control Facilities
                  Inter-American University, Series A
                  5.38%, 10/01/13
                  Insured: MBIA.............................      1,709,603
      350,000     Puerto Rico Industrial Tourist Educational
                  Medical & Environmental Control Facilities
                  Inter-American University, Series A
                   5.50%, 10/01/14
                  Insured: MBIA.............................        385,882
      315,000     Puerto Rico Municipal Finance Agency
                  Series A, GO
                  5.50%, 07/01/17
                  Insured: FSA..............................        349,278
                                                              -------------
                                                                  6,498,798
                                                              -------------

                  RHODE ISLAND - 86.52%

      820,000     Barrington, GO
                  3.00%, 04/15/07...........................        851,201
    1,080,000     Bristol County Water Authority Revenue
                  Series A, GO
                  5.20%, 12/01/13
                  Insured: MBIA.............................      1,179,835
    1,000,000     Bristol County Water Authority Revenue
                  Series A, GO
                  5.20%, 12/01/14
                  Insured: MBIA.............................      1,085,010
      500,000     Bristol County Water Authority Revenue
                  Series A, GO
                  5.00%, 07/01/16
                  Insured: MBIA.............................        528,865
      200,000     Burrillville, GO
                  5.85%, 05/01/14
                  Insured: FGIC.............................        216,004
    1,505,000     Central Falls Detention Facility Corp.
                  Donald Wyatt Detention Facility, Series A
                  5.25%, 01/15/13...........................      1,587,083
    1,000,000     Central Falls Detention Facility Corp.
                  Donald Wyatt Detention Facility, Series A
                  5.38%, 01/15/18...........................      1,038,620
    1,000,000     Convention Center Authority, Series A
                  5.00%, 05/15/17
                  Insured: FSA..............................      1,057,490
      750,000     Coventry, GO
                  5.00%, 06/15/21
                  Insured: AMBAC............................        786,562
      750,000     Coventry, GO
                  5.00%, 06/15/22
                  Insured: AMBAC............................        781,995

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
                  RHODE ISLAND (CONTINUED)

 $  1,000,000     Cranston, GO
                  Pre-refunded 06/15/05
                  6.10%, 06/15/10
                  Insured: MBIA..........................     $   1,098,170
    1,500,000     Cranston, GO
                  Pre-refunded 06/15/05
                  6.10%, 06/15/15
                  Insured: MBIA..........................         1,647,255
    1,000,000     Exeter West Greenwich Regional
                  School District, GO
                  5.40%, 11/15/10
                  Insured: MBIA..........................         1,124,450
      500,000     Kent County Water Authority, Series A
                  6.00%, 07/15/08
                  Insured: MBIA..........................           526,600
      750,000     Kent County Water Authority, Series A
                  5.00%, 07/15/15
                  Insured: MBIA..........................           802,927
    1,265,000     Kent County Water Authority, Series A
                  5.00%, 07/15/16
                  Insured: MBIA..........................         1,346,618
      995,000     North Kingstown, GO
                  5.60%, 10/01/16
                  Insured: FGIC..........................         1,117,086
      500,000     North Kingstown, GO
                  5.75%, 10/01/19
                  Insured: FGIC..........................           560,750
    1,100,000     North Providence School Improvement
                  Bonds, Series A
                  Pre-refunded 07/01/07
                  6.00%, 07/01/12
                  Insured: MBIA..........................         1,279,498
      500,000     North Providence School Improvement
                  Bonds, Series A
                  Pre-refunded 07/01/07
                  6.05%, 07/01/13
                  Insured: MBIA..........................           582,475
    2,535,000     Pawtucket, GO
                  5.00%, 04/15/06
                  Insured: AMBAC.........................         2,741,197
      500,000     Pawtucket, GO
                  5.00%, 04/15/09
                  Insured: AMBAC.........................           556,360
    1,085,000     Providence, GO
                  5.10%, 01/15/06
                  Insured: FSA...........................         1,166,993
      500,000     Providence, GO
                  5.45%, 01/15/10
                  Insured: FSA...........................           555,845
    1,000,000     Providence, Series A, GO
                  6.00%, 07/15/09
                  Insured: FSA...........................         1,144,660
    1,825,000     Providence, Series A, GO
                  5.70%, 07/15/12
                  Insured: FSA...........................         2,061,940

PAR VALUE                                                        VALUE
---------                                                        -----
 $  1,890,000     Providence, Series C, GO
                  5.50%, 01/15/13
                  Insured: FGIC..........................     $   2,132,657
      245,000     Providence Housing Development Corp.
                  Mortgage Revenue, Section 8
                  Barbara Jordan Apartments, Series A
                  6.50%, 07/01/09
                  Insured: MBIA/FHA......................           253,399
    1,000,000     Providence Public Building Authority
                  School & Public Facilities Project
                  Series A
                  5.00%, 12/15/07........................         1,109,910
    2,035,000     Providence Public Building Authority
                  School & Public Facilities Project
                  Series A
                  5.38%, 12/15/11
                  Insured: FSA...........................         2,276,575
      500,000     Providence Public Building Authority
                  School & Public Facilities Project
                  Series A
                  5.13%, 12/15/14
                  Insured: FSA...........................           542,125
    1,500,000     Providence Public Building Authority
                  School & Public Facilities Project
                  Series A
                  5.25%, 12/15/14
                  Insured: FSA...........................         1,647,135
    1,695,000     Providence Public Building Authority
                  School & Public Facilities Project
                  Series A
                  5.00%, 12/15/17
                  Insured: MBIA..........................         1,798,124
    1,000,000     Providence Public Building Authority
                  Series A
                  5.25%, 02/01/10
                  Insured: AMBAC.........................         1,105,520
      500,000     Providence Public Building Authority
                  Series A
                  5.40%, 12/15/11
                  Insured: FSA...........................           559,475
    1,495,000     Rhode Island Clean Water Protection
                  Finance Agency, PCR, Pooled Loan,
                  Issue B
                  4.00%, 10/01/09........................         1,592,758
      500,000     Rhode Island Clean Water Protection
                  Finance Agency PCR, Series A
                  5.25%, 10/01/16
                  Insured: AMBAC.........................           543,575
      435,000     Rhode Island Clean Water Protection
                  Finance Agency PCR, Series A
                  Un-refunded
                  5.88%, 10/01/15
                  Insured: MBIA..........................           460,752
      150,000     Rhode Island Clean Water Protection
                  Finance Agency, Safe Drinking Water
                  Providence, Series A
                  6.20%, 01/01/06
                  Insured: AMBAC.........................           160,830

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
                  RHODE ISLAND (CONTINUED)

 $    500,000     Rhode Island Clean Water Protection
                  Finance Agency, Safe Drinking Water
                  Providence, Series A
                  6.50%, 01/01/09
                  Insured: AMBAC.........................     $     539,295
      100,000     Rhode Island Clean Water Protection
                  Finance Agency, Safe Drinking Water
                  Providence, Series A
                  6.70%, 01/01/15
                  Insured: AMBAC.........................           107,844
    4,600,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series A
                  6.40%, 08/01/06........................         5,190,226
      500,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series A
                  6.50%, 08/01/07
                  Insured: FSA...........................           581,865
    2,500,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series A
                  5.88%, 08/01/11........................         2,937,475
    1,000,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series A
                  5.75%, 08/01/14
                  Insured: FSA...........................         1,170,710
    2,105,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series A
                  Un-refunded
                  5.75%, 08/01/14
                  Insured: FSA...........................         2,464,345
    2,165,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series A
                  5.75%, 08/01/21........................         2,490,378
    1,000,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series B
                  5.80%, 08/01/12
                  Insured: MBIA..........................         1,168,230
                  See Notes to Financial Statements.
      250,000     Rhode Island Depositors Economic
                  Protection Corp., SP OB, Series B
                  Pre-refunded 02/01/11
                  5.25%, 08/01/21
                  Insured: MBIA..........................           281,485
    1,500,000     Rhode Island Port Authority EDC
                  Shepard Building Project, Series B
                  Pre-refunded 06/01/04
                  6.75%, 06/01/15
                  Insured: AMBAC.........................         1,579,920
    2,900,000     Rhode Island State and Providence
                  Plantations Consolidated Capital
                  Development Loan, Series B, GO
                  4.00%, 11/01/03
                  Insured: FGIC..........................         2,900,000
    2,000,000     Rhode Island State and Providence
                  Plantations Consolidated Capital
                  Development Loan, Series C, GO
                  5.25%, 11/01/08
                  Insured: MBIA..........................         2,258,600

PAR VALUE                                                         VALUE
---------                                                         -----
 $  3,000,000     Rhode Island State and Providence
                  Plantations Consolidated Capital
                  Development Loan, Series C, GO
                  5.00%, 09/01/11........................     $   3,353,790
    1,000,000     Rhode Island State and Providence
                  Plantations, COP, Central Power Plants
                  Project C
                  5.38%, 10/01/20
                  Insured: MBIA..........................         1,072,070
    2,580,000     Rhode Island State Consolidated Capital
                  Development Loan Series A, GO
                  5.25%, 09/01/08........................         2,916,845
    1,000,000     Rhode Island State Consolidated Capital
                  Development Loan, Series A, GO
                  5.25%, 07/15/10
                  Insured: FGIC..........................         1,111,250
    1,250,000     Rhode Island State Consolidated Capital
                  Development Loan, Series A, GO
                  5.20%, 09/01/11
                  Insured: FGIC..........................         1,378,938
    3,240,000     Rhode Island State Consolidated Capital
                  Development Loan, Series A, GO
                  5.50%, 09/01/15
                  Insured: FGIC..........................         3,616,585
    2,425,000     Rhode Island State Consolidated Capital
                  Development Loan, Series A, GO
                  5.00%, 09/01/16
                  Insured: FGIC..........................         2,566,377
    1,620,000     Rhode Island State EDC Airport
                  Series B
                  5.00%, 07/01/15
                  Insured: FSA...........................         1,723,081
      500,000     Rhode Island State EDC Airport
                  Series B
                  5.00%, 07/01/18
                  Insured: FSA...........................           521,675
      685,000     Rhode Island State EDC Airport
                  Series B
                  5.00%, 07/01/23
                  Insured: FSA...........................           694,645
      225,000     Rhode Island State EDC Airport
                  Series B
                  5.00%, 07/01/28
                  Insured: FSA...........................           225,554
      750,000     Rhode Island State EDC
                  University of Rhode Island, Steam
                  Generation Facility Project
                  5.00%, 11/01/19
                  Insured: FSA...........................           779,393
    1,040,000     Rhode Island State HEBC
                  Higher Education Facility
                  5.00%, 09/15/13........................         1,131,707
    1,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  Brown University
                  5.00%, 09/01/15........................         1,064,330

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
                  RHODE ISLAND (CONTINUED)

 $  1,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  Brown University
                  5.00%, 09/01/17........................     $   1,051,010
    1,485,000     Rhode Island State HEBC
                  Higher Education Facility
                  Johnson & Wales
                  5.25%, 04/01/16
                  Insured: XLCA..........................         1,614,819
    1,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  Johnson & Wales
                  5.50%, 04/01/17
                  Insured: MBIA..........................         1,128,970
    1,420,000     Rhode Island State HEBC
                  Higher Education Facility
                  Johnson & Wales
                  5.50%, 04/01/18........................         1,598,352
      400,000     Rhode Island State HEBC
                  Higher Education Facility
                  New England Institute
                  5.90%, 03/01/10
                  Insured: Connie Lee....................           416,384
      475,000     Rhode Island State HEBC
                  Higher Education Facility
                  New England Institute
                  6.00%, 03/01/15
                  Insured: Connie Lee....................           506,578
    2,500,000     Rhode Island State HEBC
                  Higher Education Facility
                  Providence College, Series A
                  5.00%, 11/01/24........................         2,513,675
      500,000     Rhode Island State HEBC
                  Higher Education Facility
                  Rhode Island School of Design
                  5.63%, 06/01/16
                  Insured: MBIA..........................           549,680
    1,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  Roger Williams
                  5.13%, 11/15/14
                  Insured: AMBAC.........................         1,083,780
    1,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  Roger Williams
                  5.25%, 11/15/16
                  Insured: Connie Lee....................         1,087,790
    1,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  Roger Williams
                  5.00%, 11/15/18
                  Insured: AMBAC.........................         1,044,160
    2,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  University of Rhode Island, Series B
                  5.50%, 09/15/20
                  Insured: AMBAC.........................         2,182,400

PAR VALUE                                                        VALUE
---------                                                        -----
 $  3,000,000     Rhode Island State HEBC
                  Higher Education Facility
                  University of Rhode Island, Series B
                  5.70%, 09/15/30
                  Insured: AMBAC.........................     $   3,263,400
    2,000,000     Rhode Island State HMFC
                  Homeownership Opportunity, Series 19-A
                  5.70%, 04/01/15........................         2,093,980
    1,000,000     Rhode Island State HMFC
                  Homeownership Opportunity, Series 22-A
                  5.55%, 04/01/17........................         1,053,480
    2,000,000     Rhode Island State HMFC
                  Homeownership Opportunity, Series 40-B
                  3.25%, 08/11/05........................         2,059,000
    2,000,000     Rhode Island State HMFC
                  Homeownership Opportunity, Series 42-A
                  3.50%, 10/01/23........................         2,020,560
      820,000     Rhode Island State HMFC
                  Multi-Family Housing, Series A
                  5.55%, 07/01/05
                  Insured: AMBAC/FHA.....................           860,000
      500,000     Rhode Island State HMFC
                  Multi-Family Housing, Series A
                  5.60%, 07/01/10
                  Insured: AMBAC.........................           534,855
      380,000     Rhode Island State HMFC
                  Multi-Family Housing, Series A
                  6.15%, 07/01/17
                  Insured: AMBAC.........................           394,368
    1,250,000     Rhode Island State HMFC
                  Rental Housing Program, Series A
                  5.65%, 10/01/07........................         1,277,075
      770,000     Smithfield, Lease Partner Certificates
                  Wastewater Treatment Facility Lien
                  5.00%, 11/15/10
                  Insured: MBIA..........................           860,791
      810,000     Smithfield, Lease Partner Certificates
                  Wastewater Treatment Facility Lien
                  5.00%, 11/15/11
                  Insured: MBIA..........................           899,821
      855,000     Smithfield, Lease Partner Certificates
                  Wastewater Treatment Facility Lien
                  5.00%, 11/15/12
                  Insured: MBIA..........................           943,518
      570,000     South Kingstown, GO
                  4.00%, 06/01/09........................           607,272
      500,000     South Kingstown, GO
                  6.25%, 06/15/19
                  Insured: FGIC..........................           584,450
      100,000     South Kingstown, Series B, GO
                  5.50%, 06/15/10
                  Insured: FSA...........................           111,201
    1,500,000     Tobacco Settlement Financing Corp.
                  Rhode Island Revenue, Asset-Backed
                  Series A
                  6.00%, 06/01/23........................         1,348,650
      625,000     Warwick, GO
                  4.00%, 06/15/10........................           681,979

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2003

PAR VALUE                                                        VALUE
---------                                                        -----
                  RHODE ISLAND (CONTINUED)

 $    655,000     Warwick, GO
                  4.00%, 06/15/11........................     $     658,731
    1,180,000     Warwick, Series A, GO
                  5.00%, 03/01/15
                  Insured: FGIC..........................         1,253,420
    1,205,000     Warwick, Series A, GO
                  5.00%, 03/01/16
                  Insured: FGIC..........................         1,283,831
                                                              -------------
                                                                125,002,917
                                                              -------------

                  WASHINGTON - 0.47%

    1,000,000     Seattle, Series E, GO
                  4.85%, 12/15/12 (A)....................           685,720
                                                              -------------

                  WISCONSIN - 0.41%

      500,000     Milwaukee County, Series A, GO
                  5.70%, 09/01/15........................           596,067
                                                              -------------
                  TOTAL MUNICIPAL SECURITIES.............       141,905,560
                                                              -------------

                  (Cost $133,791,562)

  SHARES
-----------

INVESTMENT COMPANIES - 0.86%

      793,707     Dreyfus Tax-Exempt Cash
                  Management Fund........................           793,707
      448,358     Federated Tax Free Obligations Fund....           448,358
                                                              -------------
                  TOTAL INVESTMENT COMPANIES.............         1,242,065
                                                              -------------

                  (Cost $1,242,065)

TOTAL INVESTMENTS - 99.07%...............................       143,147,625
                                                              -------------

(Cost $135,033,627) (B)

NET OTHER ASSETS AND LIABILITIES - 0.93%.................         1,336,699
                                                              -------------
NET ASSETS - 100.00%.....................................     $ 144,484,324
                                                              =============

------------------------

(A) Zero Coupon Bond. Interest rate shown reflects the effective yield to maturity at time of purchase.

(B)      Cost for federal income tax purposes is $134,991,682.

ACRONYM                        NAME
-------                        ----
AMBAC        American Municipal Bond Assurance Corp.
Connie Lee   College Construction Loan Association
COP          Certificate of Participation
EDC          Economic Development Corp.
FGIC         Federal Guaranty Insurance Corp.
FHA          Federal Housing Authority
FSA          Financial Security Assurance Co.
GO           General Obligation
HEBC         Health & Education Building Corp.
HMFC         Housing & Mortgage Finance Corp.
MBIA         Municipal Bond Insurance Association
PCR          Pollution Control Revenue
SP OB        Special Obligation
XLCA         XL Capital Assurance

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

                                                              COLUMBIA         COLUMBIA                       COLUMBIA
                                                             CONNECTICUT        FLORIDA        COLUMBIA     MASSACHUSETTS
                                                            INTERMEDIATE     INTERMEDIATE    INTERMEDIATE   INTERMEDIATE
                                                              MUNICIPAL        MUNICIPAL      TAX-EXEMPT      MUNICIPAL
                                                                BOND             BOND            BOND           BOND
                                                            FUND (a)(b)       FUND (a)(b)     FUND (a)(c)    FUND (a)(d)
                                                            -------------    ------------    ------------   -------------
ASSETS:
   Investments (Note 2):
      Investments at cost ...............................   $ 201,213,324    $ 69,802,698    $518,828,810   $ 367,477,839
      Net unrealized appreciation .......................      11,117,848       3,323,191      43,114,648      23,373,977
                                                            -------------    ------------    ------------   -------------
      Total investments at value ........................     212,331,172      73,125,889     561,943,458     390,851,816
   Cash .................................................              --              --              --              --
   Receivable for:
      Fund shares sold ..................................          97,402           1,052         522,164         696,995
      Interest and dividend receivables .................       2,750,642         960,655       8,597,200       5,495,239
   Deferred Trustees' compensation plan (Note 4) ........           4,133           1,334          17,944           6,535
   Receivable due from custodian bank ...................              --              --         335,231              --
   Other assets .........................................          31,760          22,722          11,207           9,848
                                                            -------------    ------------    ------------   -------------
        Total Assets ....................................     215,215,109      74,111,652     571,427,204     397,060,433
                                                            -------------    ------------    ------------   -------------
LIABILITIES:
   Payable for:
      Investments purchased on a delayed delivery basis .       1,072,432              --       1,038,650       1,076,018
      Fund shares repurchased ...........................          42,624         275,000         830,781       1,450,965
      Distributions .....................................         456,536         179,974       1,327,072         923,032
      Investment advisory fee (Note 4) ..................          99,394          34,990         261,608         184,992
      Administration fee (Note 4) .......................          12,108           4,261          32,148          21,594
      Transfer agent fee  (Note 4) ......................          14,363           4,406          41,014          26,334
      Pricing and bookkeeping fees (Note 4) .............          15,226           6,463          31,595          22,241
      Trustees' fees (Note 4) ...........................             139             164             114             231
      Custody fee .......................................           4,029           2,339           7,206           5,661
      Distribution and service fees (Note 4) ............          22,753           1,962          11,096          29,080
      Deferred Trustees' fees (Note 4) ..................           4,133           1,334          17,944           6,535
      Audit fee .........................................          21,751          21,679          21,751          21,751
                                                            -------------    ------------    ------------   -------------
        Total Liabilities ...............................       1,765,488         532,572       3,620,979       3,768,434
                                                            -------------    ------------    ------------   -------------
NET ASSETS ..............................................   $ 213,449,621    $ 73,579,080    $567,806,225   $ 393,291,999
                                                            =============    ============    ============   =============
NET ASSETS CONSIST OF:
   Paid-in capital ......................................   $ 203,477,450    $ 70,879,397    $523,694,579   $ 372,501,616
   Undistributed net investment income ..................         341,833             397         928,779          80,050
   Accumulated net realized gain (loss) on investments ..      (1,487,510)       (623,905)         68,219      (2,663,644)
   Net unrealized appreciation of investments ...........      11,117,848       3,323,191      43,114,648      23,373,977
                                                            -------------    ------------    ------------   -------------
NET ASSETS ..............................................   $ 213,449,621    $ 73,579,080    $567,806,225   $ 393,291,999
                                                            =============    ============    ============   =============
NET ASSETS:
   Class A ..............................................   $  11,185,955    $    518,613    $ 21,483,645   $   6,722,748
                                                            =============    ============    ============   =============
   Class B ..............................................   $   5,368,082    $    403,020    $  3,024,386   $   3,819,772
                                                            =============    ============    ============   =============
   Class C ..............................................   $  13,638,350    $  2,019,327    $  1,520,423   $   7,621,223
                                                            =============    ============    ============   =============
   Class G ..............................................   $     345,467    $         --    $  1,991,722   $   1,610,413
                                                            =============    ============    ============   =============
   Class T ..............................................   $  37,766,437    $         --    $ 24,306,695   $  76,839,215
                                                            =============    ============    ============   =============
   Class Z ..............................................   $ 145,145,330    $ 70,638,120    $515,479,354   $ 296,678,628
                                                            =============    ============    ============   =============

                                                              COLUMBIA         COLUMBIA        COLUMBIA       COLUMBIA
                                                             NEW JERSEY        NEW YORK      PENNSYLVANIA   RHODE ISLAND
                                                            INTERMEDIATE     INTERMEDIATE    INTERMEDIATE   INTERMEDIATE
                                                              MUNICIPAL        MUNICIPAL       MUNICIPAL      MUNICIPAL
                                                                BOND             BOND            BOND           BOND
                                                             FUND (a)(b)     FUND (a)(c)      FUND (a)(c)    FUND (a)(b)
                                                            -------------    ------------    ------------   -------------
ASSETS:
   Investments (Note 2):
      Investments at cost ...............................   $  85,268,143    $115,033,166    $ 26,771,148   $ 135,033,627
      Net unrealized appreciation .......................       4,694,710       7,614,729       1,573,603       8,113,998
                                                            -------------    ------------    ------------   -------------
      Total investments at value ........................      89,962,853     122,647,895      28,344,751     143,147,625
   Cash .................................................          44,048              --          43,352              --
   Receivable for:
      Fund shares sold ..................................             636         214,519             264          63,906
      Interest and dividend receivables .................       1,165,430       1,645,093         358,165       1,709,902
   Deferred Trustees' compensation plan (Note 4) ........           1,650           3,207             680           2,297
   Receivable due from custodian bank ...................              --              --              --              --
   Other assets .........................................             805          27,456           7,749          23,163
                                                            -------------    ------------    ------------   -------------
        Total Assets ....................................      91,175,422     124,538,170      28,754,961     144,946,893
                                                            -------------    ------------    ------------   -------------
LIABILITIES:
   Payable for:
      Investments purchased on a delayed delivery basis .              --              --              --              --
      Fund shares repurchased ...........................         392,642          22,000          30,254           1,451
      Distributions .....................................         195,360         225,691          65,514         335,512
      Investment advisory fee  (Note 4) .................          42,643          57,492          13,399          67,403
      Administration fee (Note 4) .......................           5,147           7,011           1,632           8,211
      Transfer agent fee (Note 4)........................           5,754           9,513           1,966           8,288
      Pricing and bookkeeping fees (Note 4) .............          12,942           9,184           4,164          11,883
      Trustees' fees (Note 4) ...........................             162             156             173             151
      Custody fee .......................................           2,794           2,964           1,728           3,073
      Distribution and service fees (Note 4) ............           6,138          10,739           1,720           2,549
      Deferred Trustees' fees (Note 4) ..................           1,650           3,207             680           2,297
      Audit fee .........................................          21,751          21,751          21,751          21,751
                                                            -------------    ------------    ------------   -------------
        Total Liabilities ...............................         686,983         369,708         142,981         462,569
                                                            -------------    ------------    ------------   -------------
NET ASSETS ..............................................   $  90,488,439    $124,168,462    $ 28,611,980   $ 144,484,324
                                                            =============    ============    ============   =============
NET ASSETS CONSIST OF:
   Paid-in capital ......................................   $  85,480,056    $116,277,431    $ 28,470,382   $ 136,650,042
   Undistributed net investment income ..................          46,246          37,864           6,511          39,579
   Accumulated net realized gain (loss) on investments ..         267,427         238,438      (1,438,516)       (319,295)
   Net unrealized appreciation of investments ...........       4,694,710       7,614,729       1,573,603       8,113,998
                                                            -------------    ------------    ------------   -------------
NET ASSETS ..............................................   $  90,488,439    $124,168,462    $ 28,611,980   $ 144,484,324
                                                            =============    ============    ============   =============
NET ASSETS:
   Class A ..............................................   $   2,568,257    $  8,927,585    $  2,143,161   $     478,540
                                                            =============    ============    ============   =============
   Class B ..............................................   $   1,680,138    $  2,867,607    $    813,448   $     779,613
                                                            =============    ============    ============   =============
   Class C ..............................................   $   4,049,825    $  2,741,108    $    506,368   $   2,031,360
                                                            =============    ============    ============   =============
   Class G ..............................................   $     200,477    $    354,485    $         --   $     454,852
                                                            =============    ============    ============   =============
   Class T ..............................................   $   7,748,726    $ 24,383,969    $         --   $  41,112,734
                                                            =============    ============    ============   =============
   Class Z ..............................................   $  74,241,016    $ 84,893,708    $ 25,149,003   $  99,627,225
                                                            =============    ============    ============   =============

                       See Notes to Financial Statements.

                                  76-77 Spread

OCTOBER 31, 2003

                                                                    COLUMBIA          COLUMBIA                           COLUMBIA
                                                                   CONNECTICUT         FLORIDA          COLUMBIA       MASSACHUSETTS
                                                                  INTERMEDIATE      INTERMEDIATE      INTERMEDIATE     INTERMEDIATE
                                                                    MUNICIPAL         MUNICIPAL        TAX-EXEMPT        MUNICIPAL
                                                                       BOND             BOND              BOND              BOND
                                                                   FUND (a)(b)       FUND (a)(b)       FUND (a)(c)      FUND (a)(d)
                                                                ---------------    --------------    --------------    -------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   Class A ..................................................          1,018,196           49,781         2,016,734         621,541
                                                                ================   ==============    ==============    ============
   Class B ..................................................            488,624           38,686           283,927         353,134
                                                                ================   ==============    ==============    ============
   Class C ..................................................          1,241,424          193,838           142,720         704,498
                                                                ================   ==============    ==============    ============
   Class G ..................................................             31,447               --           186,987         148,854
                                                                ================   ==============    ==============    ============
   Class T ..................................................          3,437,614               --         2,281,848       7,102,290
                                                                ================   ==============    ==============    ============
   Class Z ..................................................         13,211,664        6,780,347        48,360,488      27,422,791
                                                                ================   ==============    ==============    ============
CLASS A:
   Net asset value per share (e) ............................   $          10.99   $        10.42    $        10.65    $      10.82
                                                                ================   ==============    ==============    ============
   Maximum sales charge .....................................               4.75%            4.75%             4.75%           4.75%
                                                                ================   ==============    ==============    ============
   Maximum offering price per share (f) .....................   $          11.54   $        10.94    $        11.18    $      11.36
                                                                ================   ==============    ==============    ============
CLASS B:
   Net asset value and offering price per share (e) .........   $          10.99   $        10.42    $        10.65    $      10.82
                                                                ================   ==============    ==============    ============
CLASS C:
   Net asset value and offering price per share (e) .........   $          10.99   $        10.42    $        10.65    $      10.82
                                                                ================   ==============    ==============    ============
CLASS G:
   Net asset value and offering price per share (e) .........   $          10.99   $           --    $        10.65    $      10.82
                                                                ================   ==============    ==============    ============
CLASS T:
   Net asset value per share (e) ............................   $          10.99   $           --    $        10.65    $      10.82
                                                                ================   ==============    ==============    ============
   Maximum sales charge .....................................               4.75%              --              4.75%           4.75%
                                                                ================   ==============    ==============    ============
   Maximum offering price per share (f) .....................   $          11.54   $           --    $        11.18    $      11.36
                                                                ================   ==============    ==============    ============
CLASS Z:
   Net asset value, offering and redemption price per share .   $          10.99   $        10.42    $        10.66    $      10.82
                                                                ================   ==============    ==============    ============

                                                                     COLUMBIA          COLUMBIA         COLUMBIA         COLUMBIA
                                                                    NEW JERSEY         NEW YORK       PENNSYLVANIA     RHODE ISLAND
                                                                   INTERMEDIATE      INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
                                                                     MUNICIPAL         MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                       BOND              BOND             BOND             BOND
                                                                   FUND (a)(b)        FUND (a)(c)     FUND (a)(c)       FUND (a)(b)
                                                                ----------------   --------------    --------------    -------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   Class A ..................................................            244,482          751,909           207,187          41,684
                                                                ================   ==============    ==============    ============
   Class B ..................................................            159,947          241,519            78,639          67,909
                                                                ================   ==============    ==============    ============
   Class C ..................................................            385,551          230,865            48,953         176,942
                                                                ================   ==============    ==============    ============
   Class G ..................................................             19,092           29,856                --          39,621
                                                                ================   ==============    ==============    ============
   Class T ..................................................            737,985        2,053,621                --       3,581,195
                                                                ================   ==============    ==============    ============
   Class Z ..................................................          7,070,003        7,150,116         2,431,240       8,678,291
                                                                ================   ==============    ==============    ============
CLASS A:
   Net asset value per share (e) ............................   $          10.50   $        11.87    $        10.34    $      11.48
                                                                ================   ==============    ==============    ============
   Maximum sales charge .....................................               4.75%            4.75%             4.75%           4.75%
                                                                ================   ==============    ==============    ============
   Maximum offering price per share (f) .....................   $          11.02   $        12.46    $        10.86    $      12.05
                                                                ================   ==============    ==============    ============
CLASS B:
   Net asset value and offering price per share (e) .........   $          10.50   $        11.87    $        10.34    $      11.48
                                                                ================   ==============    ==============    ============
CLASS C:
   Net asset value and offering price per share (e) .........   $          10.50   $        11.87    $        10.34    $      11.48
                                                                ================   ==============    ==============    ============
CLASS G:
   Net asset value and offering price per share (e) .........   $          10.50   $        11.87    $           --    $      11.48
                                                                ================   ==============    ==============    ============
CLASS T:
   Net asset value per share (e) ............................   $          10.50   $        11.87    $           --    $      11.48
                                                                ================   ==============    ==============    ============
   Maximum sales charge .....................................               4.75%            4.75%               --            4.75%
                                                                ================   ==============    ==============    ============
   Maximum offering price per share (f) .....................   $          11.02   $        12.46    $           --    $      12.05
                                                                ================   ==============    ==============    ============
CLASS Z:
   Net asset value, offering and redemption price per share .   $          10.50   $        11.87    $        10.34    $      11.48
                                                                ================   ==============    ==============    ============

------------------------------

(a) Effective October 13, 2003, Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Intermediate Tax-Exempt Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Pennsylvania Intermediate Municipal Bond Fund and Liberty Rhode Island Intermediate Municipal Bond Fund changed their names to Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Intermediate Tax-Exempt Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond, respectively.

(b) Effective November 18, 2002, the Galaxy Connecticut Municipal Bond Fund Retail A, Retail B and Trust shares, Galaxy Florida Municipal Bond Fund Trust shares, Galaxy New Jersey Municipal Bond Fund Retail A, Retail B and Trust shares and Galaxy Rhode Island Municipal Bond Fund Retail A, Retail B and Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund Class T, Class G and Class Z shares, Liberty Florida Intermediate Municipal Bond Fund Class Z shares, Liberty New Jersey Intermediate Municipal Bond Fund Class T, Class G and Class Z shares and Liberty Rhode Island Intermediate Municipal Bond Fund Class T, Class G and Class Z shares, respectively. Subsequently, each Fund began offering Class A, Class B and Class C shares.

(c) Effective November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund Retail A, Retail B and Trust shares, Galaxy New York Municipal Bond Fund Retail A, Retail B and Trust shares and Galaxy Pennsylvania Municipal Bond Fund Trust shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund Class T, Class G and Class Z shares, Liberty New York Intermediate Municipal Bond Fund Class T, Class G and Class Z shares and Liberty Pennsylvania Intermediate Municipal Bond Fund Class Z shares. Subsequently, each Fund began offering Class A, Class B and Class C shares.

(d) Effective December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund Retail A, Retail B and Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund Class T, Class G and Class Z shares. Subsequently, the Fund began offering Class A, Class B and Class C shares.

(e) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(f)      On sales of $50,000 or more the offering price is reduced.

                       See Notes to Financial Statements.

                                  78-79 Spread

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

                                                            COLUMBIA        COLUMBIA                        COLUMBIA
                                                           CONNECTICUT       FLORIDA        COLUMBIA      MASSACHUSETTS
                                                          INTERMEDIATE    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE
                                                            MUNICIPAL       MUNICIPAL      TAX-EXEMPT       MUNICIPAL
                                                            BOND FUND       BOND FUND      BOND FUND        BOND FUND
                                                          ------------    ------------    ------------    -------------
INVESTMENT INCOME:
   Interest (Note 2) ..................................   $  8,948,699    $  3,353,630    $ 26,182,751    $  17,232,948
   Dividends (Note 2) .................................         47,452          23,223          85,783           76,772
                                                          ------------    ------------    ------------    -------------
      Total investment income .........................      8,996,151       3,376,853      26,268,534       17,309,720
                                                          ------------    ------------    ------------    -------------
EXPENSES:
   Investment advisory fee (Note 4) ...................      1,487,334         589,504       4,326,111        2,955,813
   Administration fee (Note 4) ........................        133,269          52,814         386,964          264,053
   Service fee (Note 4):
      Class A .........................................         13,809             861          42,792            7,876
      Class B .........................................          6,709             444           7,663            4,748
      Class C .........................................         19,085           2,074           2,537           10,449
      Class G .........................................            560              --           3,480            2,352
      Class T .........................................         56,227              --          36,455          123,686
   Distribution fee (Note 4):
      Class B .........................................         20,197           1,336          22,988           14,283
      Class C .........................................         57,719           6,267           7,609           31,353
      Class G .........................................          2,396              --          15,078           10,191
   Pricing and bookkeeping fees (Note 4) ..............         66,550          37,188         128,407           86,047
   Transfer agent fee (Note 4):
      Class A .........................................          3,193             275          11,375            2,332
      Class B .........................................          2,008             153           2,309            1,617
      Class C .........................................          4,789             595             730            3,040
      Class G .........................................            388              --           1,814            1,040
      Class T .........................................         24,361              --          21,201           48,762
      Class Z .........................................         41,771          26,805         213,630           92,597
   Trustees' fees (Note 4) ............................         11,974           7,347          12,123           14,993
   Custody fee ........................................         14,832           8,572          27,567           22,853
   Audit fee ..........................................         31,550          25,978          36,979           31,550
   Registration fee ...................................         61,994          80,657          45,517           84,870
   Amortization of organization expenses (Note 2) .....             --              --              --               --
   Other expenses .....................................         22,916          14,938          64,122           47,834
                                                          ------------    ------------    ------------    -------------
      Total expenses before waivers ...................      2,083,631         855,808       5,417,451        3,862,339
                                                          ------------    ------------    ------------    -------------
      Less: Fees waived by Investment Advisor (Note 4)        (393,332)       (155,945)     (1,194,121)        (788,217)
      Less: Fees waived by Distributor (Note 4):
        Class A .......................................             --              --          (8,568)              --
        Class B .......................................             --              --          (4,598)              --
        Class C .......................................        (27,133)         (2,912)         (6,089)         (14,625)
      Less: Fees waived by Transfer Agent (Note 4):
        Class B .......................................             --              --            (920)              --
        Class C .......................................             --              --            (102)              --
        Class G .......................................             --              --              --               --
      Less: Custody earnings credit (Note 4) ..........           (125)           (190)           (305)            (233)
                                                          ------------    ------------    ------------    -------------
      Total expenses net of waivers ...................      1,663,041         696,761       4,202,748        3,059,264
                                                          ------------    ------------    ------------    -------------
NET INVESTMENT INCOME .................................      7,333,110       2,680,092      22,065,786       14,250,456
                                                          ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Notes 2 & 5):
   Net realized gain on investments sold ..............        530,579         664,835       1,413,643          854,530
   Net change in unrealized appreciation (depreciation)
      on investments ..................................    ((1,116,296)       (888,683)      4,003,495        1,520,299
                                                          ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ...........................................       (585,717)       (223,848)      5,417,138        2,374,829
                                                          ------------    ------------    ------------    -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .............................   $  6,747,393    $  2,456,244    $ 27,482,924    $  16,625,285
                                                          ============    ============    ============    =============

                                                            COLUMBIA        COLUMBIA        COLUMBIA        COLUMBIA
                                                           NEW JERSEY       NEW YORK      PENNSYLVANIA    RHODE ISLAND
                                                          INTERMEDIATE    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE
                                                            MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                            BOND FUND       BOND FUND       BOND FUND       BOND FUND
                                                          ------------    ------------    ------------    -------------
INVESTMENT INCOME:
   Interest (Note 2) ..................................   $  3,769,818    $  4,732,199    $  1,165,897    $   6,046,222
   Dividends (Note 2) .................................         24,941          29,981          10,043           24,266
                                                          ------------    ------------    ------------    -------------
      Total investment income .........................      3,794,759       4,762,180       1,175,940        6,070,488
                                                          ------------    ------------    ------------    -------------
EXPENSES:
   Investment advisory fee (Note 4) ...................        669,167         874,882         213,177        1,081,869
   Administration fee (Note 4) ........................         59,960          78,149          19,044           96,642
   Service fee (Note 4):
      Class A .........................................          2,511          12,432           3,123              513
      Class B .........................................          2,380           3,658           1,306              752
      Class C .........................................          5,387           2,835             566            2,554
      Class G .........................................            306             544              --              700
      Class T .........................................         11,264          39,780              --               --
   Distribution fee (Note 4):
      Class B .........................................          7,140          10,974           3,922            2,256
      Class C .........................................         16,135           8,515           1,707            7,638
      Class G .........................................          1,328           2,357              --            3,034
   Pricing and bookkeeping fees (Note 4) ..............         54,896          50,645          25,988           55,198
   Transfer agent fee (Note 4):
      Class A .........................................            892           3,453             870              216
      Class B .........................................            923           1,671             421              207
      Class C .........................................          1,659           1,214             210              698
      Class G .........................................            253             609              --              306
      Class T .........................................          6,928          20,635              --           18,904
      Class Z .........................................         26,711          31,113          12,467           30,954
   Trustees' fees (Note 4) ............................          9,392           6,516           6,754            7,054
   Custody fee ........................................         10,058          10,711           6,305           12,015
   Audit fee ..........................................         27,886          25,978          26,650           26,651
   Registration fee ...................................         82,695          91,879          91,825           94,171
   Amortization of organization expenses (Note 2) .....          1,424              --              --               --
   Other expenses .....................................          3,431          23,659           3,076           12,497
                                                          ------------    ------------    ------------    -------------
      Total expenses before waivers ...................      1,002,726       1,302,209         417,411        1,454,829
                                                          ------------    ------------    ------------    -------------
      Less: Fees waived by Investment Advisor (Note 4)        (176,571)       (233,351)        (56,847)        (288,535)
      Less: Fees waived by Distributor (Note 4):
        Class A .......................................             --              --              --               --
        Class B .......................................             --              --              --               --
        Class C .......................................         (7,516)         (3,961)           (802)          (3,551)
      Less: Fees waived by Transfer Agent (Note 4):
        Class B .......................................             --              --              --               --
        Class C .......................................             --              --              --               --
        Class G .......................................           (115)           (272)             --               --
      Less: Custody earnings credit (Note 4) ..........           (110)            (32)            (75)            (109)
                                                          ------------    ------------    ------------    -------------
      Total expenses net of waivers ...................        818,414       1,064,593         359,687        1,162,634
                                                          ------------    ------------    ------------    -------------
NET INVESTMENT INCOME .................................      2,976,345       3,697,587         816,253        4,907,854
                                                          ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Notes 2 & 5):
   Net realized gain on investments sold ..............        264,808         241,013          69,787          454,261
   Net change in unrealized appreciation (depreciation)
      on investments ..................................        519,431         872,172         127,381          325,834
                                                          ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ...........................................        784,239       1,113,185         197,168          780,095
                                                          ------------    ------------    ------------    -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .............................   $  3,760,584    $  4,810,772    $  1,013,421    $   5,687,949
                                                          ============    ============    ============    =============

                       See Notes to Financial Statements.

                                  80-81 Spread

STATEMENTS OF CHANGES IN NET ASSETS

                                                               COLUMBIA CONNECTICUT INTERMEDIATE    COLUMBIA FLORIDA INTERMEDIATE
                                                                      MUNICIPAL BOND FUND                MUNICIPAL BOND FUND
                                                               ---------------------------------    ------------------------------
                                                                YEAR ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                OCTOBER 31,         OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                                   2003                2002             2003             2002
                                                               -------------       -------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 126,891,706       $ 141,689,386    $  77,914,430    $  71,354,831
                                                               -------------       -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

   Net investment income ...................................       7,333,110           5,372,133        2,680,092        2,819,313
   Net realized gain on investments sold ...................         530,579             439,316          664,835           63,800
   Net change in unrealized appreciation (depreciation)
        on investments .....................................      (1,116,296)            114,652         (888,683)         767,489
                                                               -------------       -------------    -------------    -------------
      Net increase in net assets resulting from operations..       6,747,393           5,926,101        2,456,244        3,650,602
                                                               -------------       -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income:
      Class A ..............................................        (175,448)                 --          (10,552)              --
      Class B ..............................................         (64,809)                 --           (3,905)              --
      Class C ..............................................        (213,179)                 --          (21,088)              --
      Class G ..............................................         (10,287)             (2,694)              --               --
      Class T ..............................................      (1,377,216)           (971,797)              --               --
      Class Z ..............................................      (5,235,050)         (4,365,965)      (2,644,573)      (2,819,117)
                                                               -------------       -------------    -------------    -------------
        Total distributions to shareholders ................      (7,075,989)         (5,340,456)      (2,680,118)      (2,819,117)
                                                               -------------       -------------    -------------    -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(a) .........      86,886,511         (15,383,325)      (4,111,476)       5,728,114
                                                               -------------       -------------    -------------    -------------
   Net increase (decrease) in net assets ...................      86,557,915         (14,797,680)      (4,335,350)       6,559,599
                                                               -------------       -------------    -------------    -------------

NET ASSETS AT END OF PERIOD ................................   $ 213,449,621       $ 126,891,706    $  73,579,080    $  77,914,430
                                                               =============       =============    =============    =============
   Undistributed (overdistributed) net investment income ...   $     341,833       $      (1,048)   $         397    $         223
                                                               =============       =============    =============    =============

                                                                      COLUMBIA INTERMEDIATE               COLUMBIA MASSACHUSETTS
                                                                           TAX-EXEMPT                          INTERMEDIATE
                                                                            BOND FUND                       MUNICIPAL BOND FUND
                                                               ---------------------------------    ------------------------------
                                                                YEAR ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                OCTOBER 31,         OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                                  2003                 2002             2003             2002
                                                               -------------       -------------    ------------     -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 271,155,291       $ 265,827,570    $ 293,671,430    $ 248,852,263
                                                               -------------       -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

   Net investment income ...................................      22,065,786           9,626,655       14,250,456       10,273,376
   Net realized gain on investments sold ...................       1,413,643           1,362,305          854,530           61,277
   Net change in unrealized appreciation (depreciation)
        on investments .....................................       4,003,495           1,133,628        1,520,299        2,592,873
                                                               -------------       -------------    -------------    -------------
      Net increase in net assets resulting from operations..      27,482,924          12,122,588       16,625,285       12,927,526
                                                               -------------       -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income:
      Class A ..............................................        (610,299)                 --         (102,198)              --
      Class B ..............................................         (89,903)                 --          (47,140)              --
      Class C ..............................................         (34,102)                 --         (118,233)              --
      Class G ..............................................         (68,994)             (1,521)         (44,456)         (33,158)
      Class T ..............................................        (918,078)           (429,716)      (2,992,396)      (2,223,832)
      Class Z ..............................................     (19,768,924)         (9,150,486)     (10,936,983)      (8,006,667)
                                                               -------------       -------------    -------------    -------------
        Total distributions to shareholders ................     (21,490,300)         (9,581,723)     (14,241,406)     (10,263,657)
                                                               -------------       -------------    -------------    -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(a) .........     290,658,310           2,786,856       97,236,690       42,155,298
                                                               -------------       -------------    -------------    -------------
   Net increase (decrease) in net assets ...................     296,650,934           5,327,721       99,620,569       44,819,167
                                                               -------------       -------------    -------------    -------------

NET ASSETS AT END OF PERIOD ................................   $ 567,806,225       $ 271,155,291    $ 393,291,999    $ 293,671,430
                                                               =============       =============    =============    =============
   Undistributed (overdistributed) net investment income ...   $     928,779       $        (302)   $      80,050    $          (1)
                                                               =============       =============    =============    =============

--------------------------------

(a) For detail on share transactions by series, see Statements of Changes in Net Assets -- Capital Stock Activity on pages 86-89

                       See Notes to Financial Statements.

                                  82-83 Spread

                                                               COLUMBIA NEW JERSEY INTERMEDIATE    COLUMBIA NEW YORK INTERMEDIATE
                                                                      MUNICIPAL BOND FUND                 MUNICIPAL BOND FUND
                                                               --------------------------------    ------------------------------
                                                                YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                OCTOBER 31,        OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                                   2003               2002             2003             2002
                                                               ------------       -------------    -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 87,991,003       $ 104,826,874    $ 105,809,112    $ 101,310,395
                                                               ------------       -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

   Net investment income ...................................      2,976,345           3,690,727        3,697,587        3,895,151
   Net realized gain on investments sold ...................        264,808             698,961          241,013          786,978
   Net change in unrealized appreciation (depreciation)
      on investments .......................................        519,431             (41,410)         872,172        1,044,228
                                                               ------------       -------------    -------------    -------------

      Net increase in net assets resulting from operations..      3,760,584           4,348,278        4,810,772        5,726,357
                                                               ------------       -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income:
      Class A ..............................................        (29,233)                 --         (141,736)              --
      Class B ..............................................        (20,686)                 --          (30,691)              --
      Class C ..............................................        (54,722)                 --          (27,440)              --
      Class G ..............................................         (5,113)             (2,174)          (8,655)          (8,210)
      Class T ..............................................       (281,249)           (391,156)        (822,201)      (1,246,360)
      Class Z ..............................................     (2,559,107)         (3,289,853)      (2,651,135)      (2,620,649)

   Net realized gain on investments:
      Class A ..............................................             (7)                 --           (5,263)              --
      Class B ..............................................           (783)                 --           (2,082)              --
      Class C ..............................................           (130)                 --           (1,256)              --
      Class G ..............................................         (1,403)                (99)          (1,550)              --
      Class T ..............................................        (72,571)            (62,938)        (129,345)              --
      Class Z ..............................................       (554,382)           (518,139)        (348,379)              --
                                                               ------------       -------------    -------------    -------------
        Total distributions to shareholders ................     (3,579,386)         (4,264,359)      (4,169,733)      (3,875,219)
                                                               ------------       -------------    -------------    -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(a) .........      2,316,238         (16,919,790)      17,718,311        2,647,579
                                                               ------------       -------------    -------------    -------------
   Net increase (decrease) in net assets ...................      2,497,436         (16,835,871)      18,359,350        4,498,717
                                                               ------------       -------------    -------------    -------------

NET ASSETS AT END OF PERIOD ................................   $ 90,488,439       $  87,991,003    $ 124,168,462    $ 105,809,112
                                                               ============       =============    =============    =============
   Undistributed (overdistributed) net investment income ...   $     46,246       $      28,045    $      37,864    $          --
                                                               ============       =============    =============    =============

                                                                    COLUMBIA PENNSYLVANIA              COLUMBIA RHODE ISLAND
                                                                        INTERMEDIATE                       INTERMEDIATE
                                                                     MUNICIPAL BOND FUND                MUNICIPAL BOND FUND
                                                               -------------------------------     ------------------------------
                                                               YEAR ENDED          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                               OCTOBER 31,         OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                                   2003               2002              2003            2002
                                                               ------------       ------------     -------------    -------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $ 25,835,589       $ 24,050,971     $ 139,265,083    $ 128,732,228
                                                               ------------       ------------     -------------    -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

   Net investment income ...................................        816,253            963,128         4,907,854        5,471,835
   Net realized gain on investments sold ...................         69,787            211,583           454,261          645,722
   Net change in unrealized appreciation (depreciation)
      on investments .......................................        127,381            329,901           325,834          613,941
                                                               ------------       ------------     -------------    -------------
      Net increase in net assets resulting from operations..      1,013,421          1,504,612         5,687,949        6,731,498
                                                               ------------       ------------     -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income:
      Class A ..............................................        (30,476)                --            (5,904)              --
      Class B ..............................................         (9,065)                --            (6,420)              --
      Class C ..............................................         (4,497)                --           (25,917)              --
      Class G ..............................................             --                 --           (12,031)          (8,217)
      Class T ..............................................             --                 --        (1,531,626)      (1,762,642)
      Class Z ..............................................       (772,413)          (960,363)       (3,305,726)      (3,680,683)

   Net realized gain on investments:
      Class A ..............................................             --                 --                --               --
      Class B ..............................................             --                 --                --               --
      Class C ..............................................             --                 --                --               --
      Class G ..............................................             --                 --                --               --
      Class T ..............................................             --                 --                --               --
      Class Z ..............................................             --                 --                --               --
                                                               ------------       ------------     -------------    -------------
        Total distributions to shareholders ................       (816,451)          (960,363)       (4,887,624)      (5,451,542)
                                                               ------------       ------------     -------------    -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(a) .........      2,579,421          1,240,369         4,418,916        9,252,899
                                                               ------------       ------------     -------------    -------------
   Net increase (decrease) in net assets ...................      2,776,391          1,784,618         5,219,241       10,532,855
                                                               ------------       ------------     -------------    -------------

NET ASSETS AT END OF PERIOD ................................   $ 28,611,980       $ 25,835,589     $ 144,484,324    $ 139,265,083
                                                               ============       ============     =============    =============
   Undistributed (overdistributed) net investment income ...   $      6,511       $     (5,954)    $      39,579    $     (10,905)
                                                               ============       ============     =============    =============


----------------------------

(a) For detail on share transactions by series, see Statements of Changes in Net Assets -- Capital Stock Activity on pages 90-93.

                       See Notes to Financial Statements.

                                  84-85 Spread

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

                                                            COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                                                           -------------------------------------------------------
                                                                   YEAR ENDED                  YEAR ENDED
                                                                OCTOBER 31, 2003            OCTOBER 31, 2002
                                                           -------------------------    --------------------------
                                                             SHARES       DOLLARS         SHARES        DOLLARS
                                                           ----------   ------------    ----------    ------------
CLASS A:
   Sold ................................................    1,137,835   $ 12,614,407            --              --
   Issued to shareholders in reinvestment of dividends..        5,925         65,460            --              --
   Repurchased .........................................     (125,564)    (1,383,417)           --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................    1,018,196   $ 11,296,450            --              --
                                                           ----------   ------------    ----------    ------------

CLASS B:
   Sold ................................................      542,054   $  6,006,930            --              --
   Issued to shareholders in reinvestment of dividends..        2,989         32,999            --              --
   Repurchased .........................................      (56,419)      (620,609)           --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................      488,624   $  5,419,320            --              --
                                                           ----------   ------------    ----------    ------------
CLASS C:
   Sold ................................................    1,358,080   $ 15,077,325            --              --
   Issued to shareholders in reinvestment of dividends..       11,482        126,789            --              --
   Repurchased .........................................     (128,138)    (1,410,932)           --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................    1,241,424   $ 13,793,182            --              --
                                                           ----------   ------------    ----------    ------------
CLASS G:
   Sold ................................................           27   $        300        10,378    $    113,113
   Issued in connection with acquisition (Note 8) ......       23,984        263,389            --              --
   Issued to shareholders in reinvestment of dividends..          756          8,358           193           2,091
   Repurchased .........................................       (5,868)       (64,580)       (2,220)        (24,600)
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................       18,899   $    207,467         8,351    $     90,604
                                                           ----------   ------------    ----------    ------------

CLASS T:
   Sold ................................................       44,495   $    492,745       118,729    $  1,292,019
   Issued in connection with acquisition (Note 8) ......    1,759,647     19,323,434            --              --
   Issued to shareholders in reinvestment of dividends..       89,795        991,781        71,439         773,744
   Repurchased .........................................     (462,618)    (5,098,529)     (720,041)     (7,826,028)
                                                           ----------   ------------    ----------    ------------
      Net increase (decrease) ..........................    1,431,319   $ 15,709,431      (529,873)   $ (5,760,265)
                                                           ----------   ------------    ----------    ------------

CLASS Z:
   Sold ................................................    2,589,890   $ 28,631,404     1,648,259    $ 17,830,033
   Issued in connection with acquisition (Note 8) ......    3,268,446     35,893,404            --              --
   Issued to shareholders in reinvestment of dividends..        7,515         82,236         8,785          94,845
   Repurchased .........................................   (2,193,373)   (24,146,383)   (2,554,410)    (27,638,542)
                                                           ----------   ------------    ----------    ------------
      Net increase (decrease) ..........................    3,672,478   $ 40,460,661      (897,366)   $ (9,713,664)
                                                           ----------   ------------    ----------    ------------

                                                              COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                                           -------------------------------------------------------
                                                                  YEAR ENDED                    YEAR ENDED
                                                               OCTOBER 31, 2003              OCTOBER 31, 2002
                                                           -------------------------    --------------------------
                                                             SHARES       DOLLARS         SHARES        DOLLARS
                                                           ----------   ------------    ----------    ------------
CLASS A:
   Sold ................................................       67,701   $    712,253            --              --
   Issued to shareholders in reinvestment of dividends..          906          9,511            --              --
   Repurchased .........................................      (18,826)      (200,047)           --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................       49,781   $    521,717            --              --
                                                           ----------   ------------    ----------    ------------

CLASS B:
   Sold ................................................       40,870   $    431,972            --              --
   Issued to shareholders in reinvestment of dividends..          127          1,325            --              --
   Repurchased .........................................       (2,311)       (24,703)           --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................       38,686   $    408,594            --              --
                                                           ----------   ------------    ----------    ------------

CLASS C:
   Sold ................................................      203,221   $  2,167,312            --              --
   Issued to shareholders in reinvestment of dividends..          129          1,350            --              --
   Repurchased .........................................       (9,512)      (100,445)           --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................      193,838   $  2,068,217            --              --
                                                           ----------   ------------    ----------    ------------

CLASS G:
   Sold ................................................           --   $         --            --              --
   Issued in connection with acquisition (Note 8) ......           --             --            --              --
   Issued to shareholders in reinvestment of dividends..           --             --            --              --
   Repurchased .........................................           --             --            --              --
                                                           ----------   ------------    ----------    ------------
      Net increase .....................................           --   $         --            --              --
                                                           ----------   ------------    ----------    ------------

CLASS T:
   Sold ................................................           --   $         --            --              --
   Issued in connection with acquisition (Note 8) ......           --             --            --              --
   Issued to shareholders in reinvestment of dividends..           --             --            --              --
   Repurchased .........................................           --             --            --              --
                                                           ----------   ------------    ----------    ------------
      Net increase (decrease) ..........................           --   $         --            --              --
                                                           ----------   ------------    ----------    ------------
CLASS Z:
   Sold ................................................    1,817,040   $ 19,056,416     1,873,103    $ 19,239,943
   Issued in connection with acquisition (Note 8) ......           --             --            --              --
   Issued to shareholders in reinvestment of dividends .        4,028         42,521         1,082          11,087
   Repurchased .........................................   (2,507,678)   (26,208,941)   (1,312,250)    (13,522,916)
                                                           ----------   ------------    ----------    ------------
      Net increase (decrease) ..........................     (686,610)  $ (7,110,004)      561,935    $  5,728,114
                                                           ----------   ------------    ----------    ------------

                       See Notes to Financial Statements.

                                  86-87 Spread

                                                                  COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                                           ----------------------------------------------------------
                                                                     YEAR ENDED                   YEAR ENDED
                                                                  OCTOBER 31, 2003             OCTOBER 31, 2002
                                                           ----------------------------    --------------------------
                                                             SHARES          DOLLARS         SHARES        DOLLARS
                                                           -----------    -------------    ----------    ------------
CLASS A:
   Sold ................................................     1,019,079    $  10,913,390            --              --
   Issued in connection with acquisition (Note 8) ......     1,373,858       14,482,811            --              --
   Issued to shareholders in reinvestment of dividends..        32,484          347,911            --              --
   Repurchased .........................................      (408,687)      (4,356,076)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................     2,016,734    $  21,388,036            --              --
                                                           -----------    -------------    ----------    ------------

CLASS B:
   Sold ................................................       142,513    $   1,524,104            --              --
   Issued in connection with acquisition (Note 8) ......       317,969        3,351,771            --              --
   Issued to shareholders in reinvestment of dividends..         3,498           37,458            --              --
   Repurchased .........................................      (180,053)      (1,934,370)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................       283,927    $   2,978,963            --              --
                                                           -----------    -------------    ----------    ------------

CLASS C:
   Sold ................................................        85,970    $     931,329            --              --
   Issued in connection with acquisition (Note 8) ......        59,477          626,964            --              --
   Issued to shareholders in reinvestment of dividends..         2,014           21,569            --              --
   Repurchased .........................................        (4,741)         (50,489)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................       142,720    $   1,529,373            --              --
                                                           -----------    -------------    ----------    ------------

CLASS G:
   Sold ................................................         4,122    $      55,583        20,682    $    218,708
   Issued in connection with acquisition (Note 8) ......       241,881        2,549,106            --              --
   Issued to shareholders in reinvestment of dividends..         5,479           58,691           143           1,521
   Repurchased .........................................       (85,863)        (975,767)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................       165,619    $   1,687,613        20,825    $    220,229
                                                           -----------    -------------    ----------    ------------

CLASS T:
   Sold ................................................        61,579    $     646,157       106,344    $  1,112,547
   Issued in connection with acquisition (Note 8) ......     1,572,471       16,573,017            --              --
   Issued to shareholders in reinvestment of dividends..        70,512          755,041        33,931         355,285
   Repurchased .........................................      (549,195)      (5,772,185)     (322,729)     (3,367,361)
                                                           -----------    -------------    ----------    ------------
      Net increase (decrease) ..........................     1,155,367    $  12,202,030      (182,454)   $ (1,899,529)
                                                           -----------    -------------    ----------    ------------

CLASS Z:
   Sold ................................................     7,843,465    $  83,938,376     4,709,770    $ 49,204,507
   Issued in connection with acquisition (Note 8) ......    32,947,616      347,239,609            --              --
   Issued to shareholders in reinvestment of dividends..       372,369        3,989,414        32,180         337,444
   Repurchased .........................................   (17,222,261)    (184,295,104)   (4,326,774)    (45,075,795)
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................    23,941,189    $ 250,872,295       415,176    $  4,466,156
                                                           -----------    -------------    ----------    ------------

                                                            COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                                           ----------------------------------------------------------
                                                                    YEAR ENDED                     YEAR ENDED
                                                                 OCTOBER 31, 2003               OCTOBER 31, 2002
                                                           ----------------------------    --------------------------
                                                             SHARES          DOLLARS          SHARES       DOLLARS
                                                           -----------    -------------    ----------    ------------
CLASS A:
   Sold ................................................       725,512    $   7,914,660            --              --
   Issued in connection with acquisition (Note 8) ......            --               --            --              --
   Issued to shareholders in reinvestment of dividends..         5,608           60,832            --              --
   Repurchased .........................................      (109,579)      (1,195,669)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................       621,541    $   6,779,823            --              --
                                                           -----------    -------------    ----------    ------------

CLASS B:
   Sold ................................................       372,997    $   4,062,414            --              --
   Issued in connection with acquisition (Note 8) ......            --               --            --              --
   Issued to shareholders in reinvestment of dividends..         2,504           27,186            --              --
   Repurchased .........................................       (22,367)        (240,610)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................       353,134    $   3,848,990            --              --
                                                           -----------    -------------    ----------    ------------

CLASS C:
   Sold ................................................     1,007,644    $  10,990,411            --              --
   Issued in connection with acquisition (Note 8) ......            --               --            --              --
   Issued to shareholders in reinvestment of dividends..         6,373           69,144            --              --
   Repurchased .........................................      (309,519)      (3,370,934)           --              --
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................       704,498    $   7,688,621            --              --
                                                           -----------    -------------    ----------    ------------

CLASS G:
   Sold ................................................         2,772    $      30,000        49,608    $    523,786
   Issued in connection with acquisition (Note 8) ......        36,194          388,140            --              --
   Issued to shareholders in reinvestment of dividends..         3,970           43,125         3,006          31,924
   Repurchased .........................................        (3,350)         (36,341)       (4,545)        (48,357)
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................        39,586    $     424,924        48,069    $    507,353
                                                           -----------    -------------    ----------    ------------

CLASS T:
   Sold ................................................       461,105    $   5,021,523     2,331,830    $ 24,790,513
   Issued in connection with acquisition (Note 8) ......     2,832,794       30,378,658            --              --
   Issued to shareholders in reinvestment of dividends..       214,273        2,327,001       166,537       1,769,638
   Repurchased .........................................    (3,137,260)     (33,966,554)   (1,117,587)    (11,835,886)
                                                           -----------    -------------    ----------    ------------
      Net increase (decrease) ..........................       370,912    $   3,760,628     1,380,780    $ 14,724,265
                                                           -----------    -------------    ----------    ------------

CLASS Z:
   Sold ................................................     5,930,961    $  64,389,358     8,152,438    $ 86,464,257
   Issued in connection with acquisition (Note 8) ......     8,147,074       87,369,350            --              --
   Issued to shareholders in reinvestment of dividends..         9,746          105,924         2,073          22,010
   Repurchased .........................................    (7,109,765)     (77,130,928)   (5,628,831)    (59,562,587)
                                                           -----------    -------------    ----------    ------------
      Net increase .....................................     6,978,016    $  74,733,704     2,525,680    $ 26,923,680
                                                           -----------    -------------    ----------    ------------

                       See Notes to Financial Statements.

                                  88-89 Spread

                                                              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
                                                           ----------------------------------------------------------
                                                                   YEAR ENDED                     YEAR ENDED
                                                                OCTOBER 31, 2003               OCTOBER 31, 2002
                                                           --------------------------      --------------------------
                                                             SHARES         DOLLARS          SHARES        DOLLARS
                                                           ----------    ------------      ----------    ------------
CLASS A:
   Sold ................................................      325,883    $  3,416,936              --              --
   Issued to shareholders in reinvestment of dividends..        1,753          18,409              --              --
   Repurchased .........................................      (83,154)       (875,433)             --              --
                                                           ----------    ------------      ----------    ------------
      Net increase .....................................      244,482    $  2,559,912              --              --
                                                           ----------    ------------      ----------    ------------

CLASS B:
   Sold ................................................      220,242    $  2,325,410              --              --
   Issued to shareholders in reinvestment of dividends..        1,651          17,367              --              --
   Repurchased .........................................      (61,946)       (646,506)             --              --
                                                           ----------    ------------      ----------    ------------
      Net increase .....................................      159,947    $  1,696,271              --              --
                                                           ----------    ------------      ----------    ------------

CLASS C:
   Sold ................................................      408,932    $  4,318,990              --              --
   Issued to shareholders in reinvestment of dividends..        4,515          47,541              --              --
   Repurchased .........................................      (27,896)       (291,111)             --              --
                                                           ----------    ------------      ----------    ------------
      Net increase .....................................      385,551    $  4,075,420              --              --
                                                           ----------    ------------      ----------    ------------

CLASS G:
   Sold ................................................        1,467    $     17,703          28,538    $    295,786
   Issued to shareholders in reinvestment of dividends..          329           3,438             176           1,838
   Repurchased .........................................      (12,207)       (127,696)           (595)         (6,190)
                                                           ----------    ------------      ----------    ------------
      Net increase (decrease) ..........................      (10,411)   $   (106,555)         28,119    $    291,434
                                                           ----------    ------------      ----------    ------------

CLASS T:
   Sold ................................................        5,499    $     57,811          34,741    $    361,102
   Issued to shareholders in reinvestment of dividends..       29,382         308,202          38,696         396,919
   Repurchased .........................................     (264,355)     (2,756,948)       (186,594)     (1,914,787)
                                                           ----------    ------------      ----------    ------------
      Net decrease .....................................     (229,474)   $ (2,390,935)       (113,157)   $ (1,156,766)
                                                           ----------    ------------      ----------    ------------

CLASS Z:
   Sold ................................................    1,331,498    $ 14,056,172       1,503,156    $ 15,543,320
   Issued to shareholders in reinvestment of dividends..       59,672         622,573          72,062         734,521
   Repurchased .........................................   (1,728,677)    (18,196,620)     (3,155,808)    (32,332,299)
                                                           ----------    ------------      ----------    ------------
      Net increase (decrease) ..........................     (337,507)   $ (3,517,875)     (1,580,590)   $(16,054,458)
                                                           ----------    ------------      ----------    ------------

                                                               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
                                                           ----------------------------------------------------------
                                                                    YEAR ENDED                     YEAR ENDED
                                                                 OCTOBER 31, 2003               OCTOBER 31, 2002
                                                           --------------------------      --------------------------
                                                             SHARES        DOLLARS           SHARES        DOLLARS
                                                           ----------    ------------      ----------    ------------
CLASS A:
   Sold ................................................      887,949    $ 10,626,154              --              --
   Issued to shareholders in reinvestment of dividends..        7,135          84,781              --              --
   Repurchased .........................................     (143,175)     (1,730,949)             --              --
                                                           ----------    ------------      ----------    ------------
      Net increase .....................................      751,909    $  8,979,986              --              --
                                                           ----------    ------------      ----------    ------------

CLASS B:
   Sold ................................................      275,009    $  3,298,790              --              --
   Issued to shareholders in reinvestment of dividends..        1,798          21,351              --              --
   Repurchased .........................................      (35,288)       (413,858)             --              --
                                                           ----------    ------------      ----------    ------------
      Net increase .....................................      241,519    $  2,906,283              --              --
                                                           ----------    ------------      ----------    ------------

CLASS C:
   Sold ................................................      243,456    $  2,912,118              --              --
   Issued to shareholders in reinvestment of dividends..        1,319          15,676              --              --
   Repurchased .........................................      (13,910)       (165,151)             --              --
                                                           ----------    ------------      ----------    ------------
      Net increase .....................................      230,865    $  2,762,643              --              --
                                                           ----------    ------------      ----------    ------------

CLASS G:
   Sold ................................................        4,078    $     48,070          17,980    $    209,303
   Issued to shareholders in reinvestment of dividends..          834           9,887             709           8,176
   Repurchased .........................................       (4,047)        (48,970)         (7,575)        (89,475)
                                                           ----------    ------------      ----------    ------------
      Net increase (decrease) ..........................          865    $      8,987          11,114    $    128,004
                                                           ----------    ------------      ----------    ------------

CLASS T:
   Sold ................................................       65,345    $    774,314         188,697    $  2,173,395
   Issued to shareholders in reinvestment of dividends..       62,681         742,990          82,584         949,431
   Repurchased .........................................     (605,803)     (7,185,310)     (1,234,588)    (14,185,977)
                                                           ----------    ------------      ----------    ------------
      Net decrease .....................................     (477,777)   $ (5,668,006)       (963,307)   $(11,063,151)
                                                           ----------    ------------      ----------    ------------

CLASS Z:
   Sold ................................................    2,137,856    $ 25,396,326       2,794,524    $ 32,226,765
   Issued to shareholders in reinvestment of dividends..       18,955         223,934          11,450         132,016
   Repurchased .........................................   (1,423,991)    (16,891,842)     (1,637,624)    (18,776,055)
                                                           ----------    ------------      ----------    ------------
      Net increase (decrease) ..........................      732,820    $  8,728,418       1,168,350    $ 13,582,726
                                                           ----------    ------------      ----------    ------------

                       See Notes to Financial Statements.

                                  90-91 Spread

                                                            COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
                                                           --------------------------------------------------------
                                                                   YEAR ENDED                    YEAR ENDED
                                                                OCTOBER 31, 2003              OCTOBER 31, 2002
                                                           --------------------------    --------------------------
                                                             SHARES        DOLLARS         SHARES         DOLLARS
                                                           ----------    ------------    ----------    ------------
CLASS A:
   Sold ................................................      225,990    $  2,352,117            --              --
   Issued to shareholders in reinvestment of dividends .        2,684          27,875            --              --
   Repurchased .........................................      (21,487)       (225,297)           --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................      207,187    $  2,154,695            --              --
                                                           ----------    ------------    ----------    ------------

CLASS B:
   Sold ................................................       85,158    $    883,645            --              --
   Issued to shareholders in reinvestment of dividends .          804           8,356            --              --
   Repurchased .........................................       (7,323)        (75,553)           --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................       78,639    $    816,448            --              --
                                                           ----------    ------------    ----------    ------------

CLASS C:
   Sold ................................................       55,378    $    578,004            --              --
   Issued to shareholders in reinvestment of dividends .          331           3,434            --              --
   Repurchased .........................................       (6,756)        (72,086)           --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................       48,953    $    509,352            --              --
                                                           ----------    ------------    ----------    ------------

CLASS G:
   Sold ................................................           --    $         --            --              --
   Issued to shareholders in reinvestment of dividends .           --              --            --              --
   Repurchased .........................................           --              --            --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................           --    $         --            --              --
                                                           ----------    ------------    ----------    ------------

CLASS T:
   Sold ................................................           --    $         --            --              --
   Issued to shareholders in reinvestment of dividends .           --              --            --              --
   Repurchased .........................................           --              --            --              --
                                                           ----------    ------------    ----------    ------------
      Net increase (decrease) ..........................           --    $         --            --              --
                                                           ----------    ------------    ----------    ------------

CLASS Z:
   Sold ................................................      628,893    $  6,503,075     1,226,742    $ 12,280,389
   Issued to shareholders in reinvestment of dividends .        1,195          12,361         2,622          26,407
   Repurchased .........................................     (710,546)     (7,416,510)   (1,096,043)    (11,066,427)
                                                           ----------    ------------    ----------    ------------
      Net increase (decrease) ..........................      (80,458)   $  (901,074)       133,321    $  1,240,369
                                                           ----------    ------------    ----------    ------------

                                                            COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                                           --------------------------------------------------------
                                                                  YEAR ENDED                    YEAR ENDED
                                                               OCTOBER 31, 2003              OCTOBER 31, 2002
                                                           --------------------------    --------------------------
                                                             SHARES        DOLLARS         SHARES        DOLLARS
                                                           ----------    ------------    ----------    ------------
CLASS A:
   Sold ................................................       41,900    $    487,438            --              --
   Issued to shareholders in reinvestment of dividends .          400           4,587            --              --
   Repurchased .........................................         (616)         (7,085)           --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................       41,684    $    484,940            --              --
                                                           ----------    ------------    ----------    ------------

CLASS B:
   Sold ................................................       70,636    $    818,764            --              --
   Issued to shareholders in reinvestment of dividends .          502           5,757            --              --
   Repurchased .........................................       (3,229)        (37,447)           --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................       67,909    $    787,074            --              --
                                                           ----------    ------------    ----------    ------------

CLASS C:
   Sold ................................................      213,667    $  2,459,767            --              --
   Issued to shareholders in reinvestment of dividends .        1,251          14,400            --              --
   Repurchased .........................................      (37,976)       (434,930)           --              --
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................      176,942    $  2,039,237            --              --
                                                           ----------    ------------    ----------    ------------

CLASS G:
   Sold ................................................        3,415    $     39,146        36,468    $    414,761
   Issued to shareholders in reinvestment of dividends .          879          10,105           510           5,721
   Repurchased .........................................       (3,206)        (37,245)      (13,396)       (148,158)
                                                           ----------    ------------    ----------    ------------
      Net increase .....................................        1,088    $     12,006        23,582    $    272,324
                                                           ----------    ------------    ----------    ------------

CLASS T:
   Sold ................................................      284,969    $  3,269,510       945,601    $ 10,590,639
   Issued to shareholders in reinvestment of dividends .       46,880         538,911        59,415         666,951
   Repurchased .........................................     (755,398)     (8,631,449)     (562,026)     (6,308,837)
                                                           ----------    ------------    ----------    ------------
      Net increase (decrease) ..........................     (423,549)   $ (4,823,028)      442,990    $  4,948,753
                                                           ----------    ------------    ----------    ------------

CLASS Z:
   Sold ................................................    1,359,595    $ 15,645,875     1,415,962    $ 15,966,643
   Issued to shareholders in reinvestment of dividends .        2,991          34,413         1,831          20,632
   Repurchased .........................................     (849,786)     (9,761,601)   (1,065,366)    (11,955,453)
                                                           ----------    ------------    ----------    ------------
      Net increase (decrease) ..........................      512,800    $  5,918,687       352,427    $  4,031,822
                                                           ----------    ------------    ----------    ------------

                       See Notes to Financial Statements.

                                  92-93 Spread

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                          PERIOD ENDED
                                                           OCTOBER 31,
CLASS A SHARES                                             2003 (a)(b)
                                                          ------------
Net Asset Value, Beginning of Period................      $      10.98
                                                          ------------
Income from Investment Operations:
Net investment income(c)(d).........................              0.36
Net realized and unrealized gain on investments.....                --(e)
                                                          ------------
   Total from Investment Operations.................              0.36
                                                          ------------
Less Distributions Declared to Shareholders:
From net investment income..........................             (0.35)
                                                          ------------
Net Asset Value, End of Period......................      $      10.99
                                                          ============
Total return(f)(g)(h)...............................              3.32%
                                                          ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j)......................................              1.01%
Net investment income(i)(j).........................              3.29%
Waiver/reimbursement(j).............................              0.20%
Portfolio turnover rate.............................                15%
Net assets, end of period (000's)...................      $     11,186

--------------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                          PERIOD ENDED
                                                           OCTOBER 31,
CLASS B SHARES                                             2003 (a)(b)
                                                          ------------
Net Asset Value, Beginning of Period................      $      10.98
                                                          ------------

Income from Investment Operations:
Net investment income (c)(d)........................              0.28
Net realized and unrealized gain on investments.....                --(e)
                                                          ------------
   Total from Investment Operations.................              0.28
                                                          ------------
Less Distributions Declared to Shareholders:
From net investment income..........................             (0.27)
                                                          ------------
Net Asset Value, End of Period......................      $      10.99
                                                          ============
Total return(f)(g)(h)...............................              2.57%
                                                          ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j)......................................              1.77%
Net investment income(i)(j).........................              2.54%
Waiver/reimbursement(j).............................              0.20%
Portfolio turnover rate.............................                15%
Net assets, end of period (000's)...................      $      5,368

-----------------------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                          PERIOD ENDED
                                                           OCTOBER 31,
CLASS C SHARES                                             2003 (a)(b)
                                                          ------------
Net Asset Value, Beginning of Period................      $      10.98
                                                          ------------

Income from Investment Operations:
Net investment income(c)(d).........................              0.32
Net realized and unrealized gain on investments.....                --(e)
                                                          ------------
   Total from Investment Operations.................              0.32
                                                          ------------

Less Distributions Declared to Shareholders:
From net investment income..........................             (0.31)
                                                          ------------
Net Asset Value, End of Period......................      $      10.99
                                                          ============
Total return(f)(g)(h)...............................              2.93%
                                                          ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(i)(j)......................................              1.41%
Net investment income(i)(j).........................              2.91%
Waiver/reimbursement(j).............................              0.55%
Portfolio turnover rate.............................                15%
Net assets, end of period (000's)...................      $     13,638

---------------------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.26.

(d) Per share data was calculated using average shares outstanding during the period.

(e)  Rounds to less than $0.01 per share.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                    YEAR ENDED OCTOBER 31,       PERIOD ENDED
                                                   ------------------------       OCTOBER 31,
CLASS G SHARES                                     2003 (a)(b)       2002          2001 (c)
                                                   ----------      --------       ----------
Net Asset Value, Beginning of Period ..........    $    10.98      $  10.92       $    10.69
                                                   ----------      --------       ----------

Income from Investment Operations:
Net investment income(d) ......................          0.32(e)       0.34(g)          0.23
Net realized and unrealized gain on investments            --(f)       0.06(g)          0.23
                                                   ----------      --------       ----------
   Total from Investment Operations ...........          0.32          0.40             0.46
                                                   ----------      --------       ----------

Less Distributions Declared to Shareholders:
From net investment income ....................         (0.31)        (0.34)           (0.23)
                                                   ----------      --------       ----------
Net Asset Value, End of Period ................    $    10.99      $  10.98       $    10.92
                                                   ==========      ========       ==========
Total return(h)(i) ............................          2.92%         3.79%            4.33%(j)
                                                   ==========      ========       ==========

Ratios to Average Net Assets/Supplemental Data:
Expenses(k) ...................................          1.63%         1.56%            1.69%(l)
Net investment income(k) ......................          2.90%         3.21%(g)         3.21%(l)
Waiver/reimbursement ..........................          0.20%         0.21%            0.19%(l)
Portfolio turnover rate .......................            15%            3%              36%
Net assets, end of period (000's) .............    $      345      $    138       $       46

--------------------------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for Class G shares for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30(e), $0.32 and $0.22, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                  YEAR ENDED OCTOBER 31,                PERIOD ENDED
                                                   -------------------------------------------------     OCTOBER 31,
CLASS T SHARES                                      2003 (a)(b)          2002               2001          2000 (c)
                                                   ------------      ------------       ------------    -----------
Net Asset Value, Beginning of Period ..........    $      10.98      $      10.92       $      10.41    $     10.22
                                                   ------------      ------------       ------------    -----------

Income from Investment Operations:
Net investment income(d) ......................            0.40(e)           0.42(g)            0.43           0.15(e)
Net realized and unrealized gain on investments              --(f)           0.06(g)            0.50           0.19
                                                   ------------      ------------       ------------    -----------
   Total from Investment Operations ...........            0.40              0.48               0.93           0.34
                                                   ------------      ------------       ------------    -----------

Less Distributions Declared to Shareholders:
From net investment income ....................           (0.39)            (0.42)             (0.42)         (0.15)
                                                   ------------      ------------       ------------    -----------
Net Asset Value, End of Period ................    $      10.99      $      10.98       $      10.92    $     10.41
                                                   ============      ============       ============    ===========
Total return(h)(i) ............................            3.64%             4.51%              9.10%          3.23%(j)
                                                   ============      ============       ============    ===========

Ratios to Average Net Assets/Supplemental Data:
Expenses(k) ...................................            0.92%             0.87%              0.93%          0.95%(l)
Net investment income(k) ......................            3.61%             3.90%(g)           3.97%          4.20%(l)
Waiver/reimbursement ..........................            0.20%             0.21%              0.19%          0.42%(l)
Portfolio turnover rate .......................              15%                3%                36%            30%(j)
Net assets, end of period (000's) .............    $     37,766      $     22,027       $     27,691    $        66

------------------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Connecticut Intermediate Bond Fund, Class T shares.

(c) The Galaxy Connecticut Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for Class T shares for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38(e), $0.39, $0.41 and $0.14(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             YEAR ENDED OCTOBER 31,          PERIOD ENDED      YEAR ENDED MAY 31,
                                                    ---------------------------------------   OCTOBER 31,     --------------------
CLASS Z SHARES                                      2003(a)(b)        2002           2001       2000(c)         2000        1999
                                                    ---------       --------       --------    --------       --------   ---------
Net Asset Value, Beginning of Period .............  $   10.98       $  10.92       $  10.41    $  10.00       $  10.67   $   10.81
                                                    ---------       --------       --------    --------       --------   ---------

Income from Investment Operations:
Net investment income ............................       0.41(d)(e)     0.44(d)(f)     0.44(d)     0.19(d)(e)     0.46        0.48
Net realized and unrealized gain
 (loss) on investments ...........................         --(g)        0.06(f)        0.51        0.41          (0.62)      (0.08)
                                                    ---------       --------       --------    --------       --------   ---------
   Total from Investment Operations ..............       0.41           0.50           0.95        0.60          (0.16)       0.40
                                                    ---------       --------       --------    --------       --------   ---------

Less Distributions Declared to Shareholders:
From net investment income .......................      (0.40)         (0.44)         (0.44)      (0.19)         (0.46)      (0.48)
From net realized gains ..........................         --             --             --          --          (0.05)      (0.06)
                                                    ---------       --------       --------    --------       --------   ---------
   Total Distributions Declared to Shareholders ..      (0.40)         (0.44)         (0.44)      (0.19)         (0.51)      (0.54)
                                                    ---------       --------       --------    --------       --------   ---------
Net Asset Value, End of Period ...................  $   10.99       $  10.98       $  10.92    $  10.41       $  10.00   $   10.67
                                                    =========       ========       ========    ========       ========   =========
Total return(h)(i) ...............................       3.82%          4.67%          9.32%       6.01%(j)      (1.45)%      3.72%
                                                    =========       ========       ========    ========       ========   =========

Ratios to Average Net Assets/Supplemental Data:
Expenses(k) ......................................       0.75%          0.72%          0.76%       0.78%(l)       0.80%       0.80%
Net investment income(k) .........................       3.78%          4.05%(f)       4.14%       4.37%(l)       4.52%       4.37%
Waiver/reimbursement .............................       0.20%          0.20%          0.17%       0.16%(l)       0.32%       0.32%
Portfolio turnover rate ..........................         15%             3%            36%         30%(j)         30%         19%
Net assets, end of period (000's) ................  $ 145,145       $104,727       $113,952    $121,974       $148,902   $ 187,725

------------------------------

(a) On October 13, 2003, the Liberty Connecticut Intermediate Municipal Bond Fund was renamed Columbia Connecticut Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Connecticut Municipal Bond Fund, Trust shares were redesignated Liberty Connecticut Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Fund. Shareholders of the Predecessor Boston 1784 who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston N.A. received BKB shares of the Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, and the period ended October 31, 2000, was $0.39(e),
     $0.42, $0.42 and $0.18(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g)  Rounds to less than $0.01 per share.

(h)  Total return at net asset value assuming all distributions reinvested.

(i) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(l)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
CLASS A SHARES                                                2003 (a)(b)
                                                             ------------
Net Asset Value, Beginning of Period...................      $      10.43
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.32
Net realized and unrealized loss on investments........             (0.01)
                                                             ------------
   Total from Investment Operations....................              0.31
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.32)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.42
                                                             ============
Total return(e)(f)(g)..................................              2.95%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.16%
Net investment income(h)(i)............................              3.06%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                34%
Net assets, end of period (000's)......................      $        519

-------------------------

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
CLASS B SHARES                                                2003 (a)(b)
                                                             ------------
Net Asset Value, Beginning of Period...................      $      10.43
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.24
Net realized and unrealized loss on investments........             (0.01)
                                                             ------------
   Total from Investment Operations....................              0.23
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.24)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.42
                                                             ============
Total return(e)(f)(g)..................................              2.23%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.90%
Net investment income(h)(i)............................              2.24%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                34%
Net assets, end of period (000's)......................      $        403

------------------------------

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS C SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.43
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.28
Net realized and unrealized loss on investments........             (0.01)
                                                             ------------
   Total from Investment Operations....................              0.27
                                                             ------------
Less Distributions Declared to Shareholders:
From net investment income.............................             (0.28)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.42
                                                             ============
Total return(e)(f)(g)..................................              2.59%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.53%
Net investment income(h)(i)............................              2.59%
Waiver/reimbursement(i)................................              0.55%
Portfolio turnover rate................................                34%
Net assets, end of period (000's)......................      $      2,019

-------------------------

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                            YEAR ENDED OCTOBER 31,           PERIOD ENDED      YEAR ENDED MAY 31,
                                                   ----------------------------------------   OCTOBER 31,     --------------------
                                                   2003(a)(b)         2002           2001       2000(c)         2000       1999
CLASS Z SHARES                                     ----------       --------       --------    --------       --------   ---------
Net Asset Value, Beginning of Period .............  $   10.43       $  10.33       $   9.87    $   9.51       $  10.12   $   10.30
                                                    ---------       --------       --------    --------       --------   ---------
Income from Investment Operations:
Net investment income ............................       0.36(d)(e)     0.39(d)(f)     0.41(d)     0.17(d)        0.43        0.44
Net realized and unrealized gain
 (loss) on investments ...........................      (0.01)          0.10(f)        0.46        0.36          (0.61)      (0.04)
                                                    ---------       --------       --------    --------       --------   ---------
   Total from Investment Operations ..............       0.35           0.49           0.87        0.53          (0.18)       0.40
                                                    ---------       --------       --------    --------       --------   ---------

Less Distributions Declared to Shareholders:
From net investment income .......................      (0.36)         (0.39)         (0.41)      (0.17)         (0.43)      (0.44)
From net realized gains ..........................         --             --             --          --             --       (0.14)
                                                    ---------       --------       --------    --------       --------   ---------
   Total Distributions Declared to Shareholders ..      (0.36)         (0.39)         (0.41)      (0.17)         (0.43)      (0.58)
                                                    ---------       --------       --------    --------       --------   ---------
Net Asset Value, End of Period ...................  $   10.42       $  10.43       $  10.33    $   9.87       $   9.51   $   10.12
                                                    =========       ========       ========    ========       ========   =========
Total return(g)(h) ...............................       3.37%          4.84%          8.92%       5.62%(i)      (1.76)%      3.88%
                                                    =========       ========       ========    ========       ========   =========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ......................................       0.88%          0.72%          0.78%       0.79%(k)       0.80%       0.80%
Net investment income(j) .........................       3.41%          3.77%(f)       4.00%       4.22%(k)       4.44%       4.25%
Waiver/reimbursement .............................       0.20%          0.21%          0.19%       0.22%(k)       0.35%       0.34%
Portfolio turnover rate ..........................         34%            17%            48%         23%(i)         28%         11%
Net assets, end of period (000's) ................  $  70,638       $ 77,914       $ 71,355    $ 61,773       $ 61,154   $  68,796

---------------------

(a) On October 13, 2003, the Liberty Florida Intermediate Municipal Bond Fund was renamed Columbia Florida Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Florida Municipal Bond Fund, Trust shares were redesignated Liberty Florida Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares of the Galaxy Florida Municipal Bond Fund.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.34(e),
     $0.36, $0.39 and $0.16, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS A SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.54
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.36
Net realized and unrealized gain on investments........              0.11
                                                             ------------
   Total from Investment Operations....................              0.47
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.36)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.65
                                                             ============
Total return(e)(f)(g)..................................              4.46%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              0.93%
Net investment income(h)(i)............................              3.61%
Waiver/reimbursement(i)................................              0.26%
Portfolio turnover rate................................                 9%
Net assets, end of period (000's)......................      $     21,484

-------------------------

(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.34.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS B SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.54
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.29
Net realized and unrealized gain on investments........              0.11
                                                             ------------
   Total from Investment Operations....................              0.40
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.29)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.65
                                                             ============
Total return(e)(f)(g)..................................              3.85%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.56%
Net investment income(h)(i)............................              2.99%
Waiver/reimbursement(i)................................              0.39%
Portfolio turnover rate................................                 9%
Net assets, end of period (000's)......................      $      3,024

------------------------

(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS C SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.54
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.34
Net realized and unrealized gain on investments........              0.11
                                                             ------------
   Total from Investment Operations....................              0.45
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.34)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.65
                                                             ============
Total return(e)(f)(g)..................................              4.27%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.12%
Net investment income(h)(i)............................              3.41%
Waiver/reimbursement(i)................................              0.82%
Portfolio turnover rate................................                 9%
Net assets, end of period (000's)......................      $      1,520

------------------------

(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.27.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                               YEAR ENDED OCTOBER 31,         PERIOD ENDED
                                                             -------------------------          OCTOBER 31,
                                                              2003 (a)(b)      2002              2001 (c)
CLASS G SHARES                                               ------------    ---------        -----------
Net Asset Value, Beginning of Period...................      $      10.61    $   10.50         $   10.26
                                                             ------------    ---------         ---------
Income from Investment Operations:
Net investment income(d)...............................              0.32(e)      0.30(e)(f)        0.22
Net realized and unrealized gain on investments........              0.04         0.09(f)           0.23
                                                             ------------    ---------         ---------
   Total from Investment Operations....................              0.36         0.39              0.45
                                                             ------------    ---------         ---------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.32)       (0.28)            (0.21)
                                                             ------------    ---------         ---------
Net Asset Value, End of Period.........................      $      10.65    $   10.61         $   10.50
                                                             ============    =========         =========
Total return(g)(h).....................................              3.37%        3.77%             4.41%(i)
                                                             ============    =========         =========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)............................................              1.55%        1.53%             1.66%(k)
Net investment income(j)...............................              3.02%        2.80%(f)          3.12%(k)
Waiver/reimbursement...................................              0.21%        0.29%             1.27%(k)
Portfolio turnover rate................................                 9%          60%               88%
Net assets, end of period (000's)......................      $      1,992    $     227         $       6

------------------------

(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(b) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail B shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class G shares.

(c) The Galaxy Intermediate Tax-Exempt Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.30(e), $0.27(e)
     and $0.13, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                            YEAR ENDED OCTOBER 31,             PERIOD ENDED
                                                  -------------------------------------------   OCTOBER 31,
                                                  2003 (a)(b)       2002              2001        2000(c)
CLASS T SHARES                                    -----------     ---------        ----------   ----------
Net Asset Value, Beginning of Period ..........   $     10.61     $   10.50        $    10.01   $     9.82
                                                  -----------     ---------        ----------   ----------
Income from Investment Operations:
Net investment income(d) ......................          0.38(e)       0.36(e)(f)        0.40         0.15(e)
Net realized and unrealized gain on investments          0.04          0.11(f)           0.49         0.19
                                                  -----------     ---------        ----------   ----------
   Total from Investment Operations ...........          0.42          0.47              0.89         0.34
                                                  -----------     ---------        ----------   ----------

Less Distributions Declared to Shareholders:
From net investment income ....................         (0.38)        (0.36)            (0.40)       (0.15)
                                                  -----------     ---------        ----------   ----------
Net Asset Value, End of Period ................   $     10.65     $   10.61        $    10.50   $    10.01
                                                  ===========     =========        ==========   ==========
Total return(g)(h) ............................          4.05%         4.59%             9.02%        3.24%(i)
                                                  ===========     =========        ==========   ==========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ...................................          0.89%         0.86%             0.91%        0.94%(k)
Net investment income(j) ......................          3.66%         3.47%(f)          3.89%        4.21%(k)
Waiver/reimbursement ..........................          0.21%         0.20%             0.18%        0.75%(k)
Portfolio turnover rate .......................             9%           60%               88%          38%(i)
Net assets, end of period (000's) .............   $    24,307     $  11,947        $   13,746   $        1

------------------------

(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(b) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Retail A shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class T shares.

(c) The Galaxy Intermediate Tax-Exempt Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.36(e),
     $0.34(e), $0.38 and $0.13(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                            YEAR ENDED OCTOBER 31,           PERIOD ENDED      YEAR ENDED MAY 31,
                                                  -----------------------------------------   OCTOBER 31,    ---------------------
                                                  2003 (a)(b)       2002             2001      2000 (c)        2000        1999
CLASS Z SHARES                                    ---------      --------         ---------   ---------      --------    ---------
Net Asset Value, Beginning of Period ...........  $   10.61      $  10.50         $   10.01   $    9.60      $  10.33    $   10.52
                                                  ---------      --------         ---------   ---------      --------    ---------
Income from Investment Operations:
Net investment income ..........................       0.40(d)(e)    0.38(d)(e)(f)     0.42(d)     0.18(d)(e)    0.44         0.45
Net realized and unrealized gain
 (loss) on investments         .                       0.05          0.11(f)           0.49        0.41         (0.62)       (0.01)
                                                  ---------      --------         ---------   ---------      --------    ---------
   Total from Investment Operations ............       0.45          0.49              0.91        0.59         (0.18)        0.44
                                                  ---------      --------         ---------   ---------      --------    ---------

Less Distributions Declared to Shareholders:
From net investment income .....................      (0.40)        (0.38)            (0.42)      (0.18)        (0.44)       (0.45)
From net realized gains ........................         --            --                --          --         (0.11)       (0.18)
                                                  ---------      --------         ---------   ---------      --------    ---------
   Total Distributions Declared to Shareholders       (0.40)        (0.38)            (0.42)      (0.18)        (0.55)       (0.63)
                                                  ---------      --------         ---------   ---------      --------    ---------
Net Asset Value, End of Period .................  $   10.66      $  10.61         $   10.50   $   10.01      $   9.60    $   10.33
                                                  =========      ========         =========   =========      ========    =========
Total return(g)(h) .............................       4.28%         4.77%             9.23%       6.18%(i)     (1.70)%       4.24%
                                                  =========      ========         =========   =========      ========    =========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ....................................       0.71%         0.69%             0.74%       0.77%(k)      0.80%        0.80%
Net investment income(j) .......................       3.84%         3.64%(f)          4.06%       4.38%(k)      4.50%        4.31%
Waiver/reimbursement ...........................       0.21%         0.20%             0.15%       0.14%(k)      0.31%        0.31%
Portfolio turnover rate ........................          9%           60%               88%         38%(i)        48%          69%
Net assets, end of period (000's) ..............  $ 515,479      $258,982         $ 252,076   $ 261,938      $296,711    $ 356,995

------------------------

(a) On October 13, 2003, the Liberty Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Tax-Exempt Bond Fund.

(b) On November 25, 2002, the Galaxy Intermediate Tax-Exempt Bond Fund, Trust shares were redesignated Liberty Intermediate Tax-Exempt Bond Fund, Class Z shares.

(c) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Intermediate Tax-Exempt Bond Fund (the "Galaxy Fund"). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38(e),
     $0.36(e), $0.41 and $0.18(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00, and 0.02%, respectively.

(g)  Total return at net asset value assuming all distributions reinvested.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS A SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.72
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.33
Net realized and unrealized gain on investments........              0.10
                                                             ------------
   Total from investment operations....................              0.43
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.33)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.82
                                                             ============
Total return(e)(f)(g)..................................              4.02%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              0.99%
Net investment income(h)(i)............................              3.24%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                11%
Net assets, end of period (000's)......................      $      6,723

------------------------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waivers of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS B SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.72
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.25
Net realized and unrealized gain on investments........              0.10
                                                             ------------
  Total from investment operations.....................              0.35
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.25)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.82
                                                             ============
Total return(e)(f)(g)..................................              3.32%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.75%
Net investment income(h)(i)............................              2.48%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                11%
Net assets, end of period (000's)......................      $      3,820

------------------------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS C SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.72
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.29
Net realized and unrealized gain on investments........              0.10
                                                             ------------
   Total from investment operations....................              0.39
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.29)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.82
                                                             ============
Total return(e)(f)(g)..................................              3.65%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.39%
Net investment income(h)(i)............................              2.82%
Waiver/reimbursement(i)................................              0.55%
Portfolio turnover rate................................                11%
Net assets, end of period (000's)......................      $      7,621

------------------------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on December 9, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                               YEAR ENDED OCTOBER 31,         PERIOD ENDED
                                                             --------------------------        OCTOBER 31,
                                                              2003 (a)(b)       2002             2001(c)
CLASS G SHARES                                               ------------    ----------        ----------
Net Asset Value, Beginning of Period...................      $      10.76    $    10.67        $    10.44
                                                             ------------    ----------        ----------
Income from Investment Operations:
Net investment income(d)...............................              0.31(e)       0.33(e)(f)        0.22
Net realized and unrealized gain on investments........              0.06          0.09(f)           0.23
                                                             ------------    ----------        ----------
   Total from Investment Operations....................              0.37          0.42              0.45
                                                             ------------    ----------        ----------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.31)        (0.33)            (0.22)
                                                             ------------    ----------        ----------
Net Asset Value, End of Period.........................      $      10.82    $    10.76        $    10.67
                                                             ============    ==========        ==========
Total return(g)(h).....................................              3.45%         3.97%             4.41%(i)
                                                             ============    ==========        ==========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)............................................              1.56%         1.52%             1.56%(k)
Net investment income(j)...............................              2.84%         3.06%(f)          3.33%(k)
Waiver/reimbursement...................................              0.20%         0.20%             0.18%(k)
Portfolio turnover rate................................                11%            6%               54%
Net assets, end of period (000's)......................      $      1,610    $    1,176        $      653

------------------------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail B shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.29(e), $0.30(e)
     and $0.21, respectively.

(e) Per share data was calculated using average shares outstanding during the period.


(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                YEAR ENDED OCTOBER 31,                  PERIOD ENDED
                                                  --------------------------------------------------      OCTOBER 31,
                                                  2003 (a)(b)          2002                 2001           2000 (c)
CLASS T SHARES                                    -----------       -----------          -----------     -----------
Net Asset Value, Beginning of Period ..........   $     10.76       $     10.67          $     10.18     $     10.00
                                                  -----------       -----------          -----------     -----------

Income from Investment Operations:
Net investment income(d) ......................          0.38(e)           0.40(e)(f)           0.42            0.15(e)
Net realized and unrealized gain on investment           0.06              0.09(f)              0.49            0.18
                                                  -----------       -----------          -----------     -----------
   Total from Investment Operations ...........          0.44              0.49                 0.91            0.33
                                                  -----------       -----------          -----------     -----------

Less Distributions Declared to Shareholders:
From net investment income ....................         (0.38)            (0.40)               (0.42)          (0.15)
                                                  -----------       -----------          -----------     -----------
Net Asset Value, End of Period ................   $     10.82       $     10.76          $     10.67     $     10.18
                                                  ===========       ===========          ===========     ===========
Total return(g)(h) ............................          4.13%             4.67%                9.05%           3.36%(i)
                                                  ===========       ===========          ===========     ===========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ...................................          0.90%             0.85%                0.91%           0.93%(k)
Net investment income(j) ......................          3.51%             3.73%(f)             3.98%           4.20%(k)
Waiver/reimbursement ..........................          0.20%             0.20%                0.18%           0.16%(k)
Portfolio turnover rate .......................            11%                6%                  54%             20%(i)
Net assets, end of period (000's) .............   $    76,839       $    72,454          $    57,071     $     1,345

------------------------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Retail A shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class T shares.

(c) The Galaxy Massachusetts Intermediate Municipal Bond Fund began issuing Retail A shares on June 26, 2000.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.36(e),
     $0.37(e), $0.40 and $0.15(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                            YEAR ENDED OCTOBER 31,            PERIOD ENDED     YEAR ENDED MAY 31,
                                                  ------------------------------------------   OCTOBER 31,    --------------------
                                                  2003 (a)(b)        2002             2001      2000 (c)         2000       1999
CLASS Z SHARES                                    -----------      --------         --------   ---------      ---------  ---------
Net Asset Value, Beginning of Period ..........   $    10.76       $  10.67         $  10.18   $    9.78      $   10.39  $   10.42
                                                  ----------       --------         --------   ---------      ---------  ---------

Income from Investment Operations:
Net investment income .........................         0.40(d)(e)     0.41(d)(e)(f)    0.43(d)     0.18(d)(e)     0.45       0.45
Net realized and unrealized
 gain (loss) on investments ...................         0.06           0.09(f)          0.49        0.40          (0.61)     (0.03)
                                                  ----------       --------         --------   ---------      ---------  ---------
   Total from Investment Operations ...........         0.46           0.50             0.92        0.58          (0.16)      0.42
                                                  ----------       --------         --------   ---------      ---------  ---------

Less Distributions Declared to Shareholders:
From net investment income ....................        (0.40)         (0.41)           (0.43)      (0.18)         (0.45)     (0.45)
                                                  ----------       --------         --------   ---------      ---------  ---------
Net Asset Value, End of Period ................   $    10.82       $  10.76         $  10.67   $   10.18      $    9.78  $   10.39
                                                  ==========       ========         ========   =========      =========  =========
Total return(g)(h) ............................         4.31%          4.84%            9.24%       5.99%(i)      (1.51)%     4.10%
                                                  ==========       ========         ========   =========      =========  =========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ...................................         0.72%          0.68%            0.74%       0.77%(k)       0.80%      0.80%
Net investment income(j) ......................         3.67%          3.90%(f)         4.15%       4.36%(k)       4.52%      4.32%
Waiver/reimbursement ..........................         0.20%          0.21%            0.16%       0.15%(k)       0.32%      0.32%
Portfolio turnover rate .......................           11%             6%              54%         20%(i)         11%         9%
Net assets, end of period (000's) .............   $  296,679       $220,042         $191,129   $ 176,306      $ 231,140  $ 267,871

------------------------

(a) On October 13, 2003, the Liberty Massachusetts Intermediate Municipal Bond Fund was renamed Columbia Massachusetts Intermediate Municipal Bond Fund.

(b) On December 9, 2002, the Galaxy Massachusetts Intermediate Municipal Bond Fund, Trust shares were redesignated Liberty Massachusetts Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust shares and BKB shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (the "Galaxy Fund"). Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust shares of the Galaxy Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB shares of the Galaxy Fund. On June 26, 2001, BKB shares converted into Retail A shares.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.38(e),
     $0.39(e), $0.42 and $0.18(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.00%, respectively.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS A SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.46
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.31
Net realized and unrealized gain on investments........              0.12
                                                             ------------
   Total from Investment Operations....................              0.43
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.31)
From net realized gains................................             (0.08)
                                                             ------------
   Total Distributions Declared to Shareholders........             (0.39)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.50
                                                             ============
Total return(e)(f)(g)..................................              4.12%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.14%
Net investment income(h)(i)............................              2.90%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                 8%
Net assets, end of period (000's)......................      $      2,568

------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.29.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS B SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.46
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.23
Net realized and unrealized gain on investments........              0.12
                                                             ------------
   Total from Investment Operations....................              0.35
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.23)
From net realized gains................................             (0.08)
                                                             ------------
   Total Distributions Declared to Shareholders........             (0.31)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.50
                                                             ============
Total return(e)(f)(g)..................................              3.35%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.91%
Net investment income(h)(i)............................              2.18%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                 8%
Net assets, end of period (000's)......................      $      1,680

------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.21.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
                                                              2003 (a)(b)
CLASS C SHARES                                               ------------
Net Asset Value, Beginning of Period...................      $      10.46
                                                             ------------

Income from Investment Operations:
Net investment income(c)(d)............................              0.26
Net realized and unrealized gain on investments........              0.12
                                                             ------------
   Total from Investment Operations....................              0.38
                                                             ------------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.26)
From net realized gains................................             (0.08)
                                                             ------------
   Total Distributions Declared to Shareholders........             (0.34)
                                                             ------------
Net Asset Value, End of Period.........................      $      10.50
                                                             ============
Total return(e)(f)(g)..................................              3.70%
                                                             ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.54%
Net investment income(h)(i)............................              2.54%
Waiver/reimbursement(i)................................              0.55%
Portfolio turnover rate................................                 8%
Net assets, end of period (000's)......................      $      4,050

------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.20.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                               YEAR ENDED OCTOBER 31,      PERIOD ENDED
                                                             -------------------------      OCTOBER 31,
                                                              2003 (a)(b)      2002          2001 (c)
CLASS G SHARES                                               ------------    ---------      ----------
Net Asset Value, Beginning of Period...................      $      10.47    $   10.41      $    10.16
                                                             ------------    ---------      ----------
Income from Investment Operations:
Net investment income(d)...............................              0.26(e)      0.31(f)         0.22
Net realized and unrealized gain on investments........              0.11         0.12(f)         0.24
                                                             ------------    ---------      ----------
   Total from Investment Operations....................              0.37         0.43            0.46
                                                             ------------    ---------      ----------

Less Distributions Declared to Shareholders:
From net investment income.............................             (0.26)       (0.31)          (0.21)
From net realized gains................................             (0.08)       (0.06)             --
                                                             ------------    ---------      ----------
   Total Distributions Declared to Shareholders........             (0.34)       (0.37)          (0.21)
                                                             ------------    ---------      ----------
Net Asset Value, End of Period.........................      $      10.50    $   10.47      $    10.41
                                                             ============    =========      ==========
Total return(g)(h).....................................              3.57%        4.22%           4.61%(i)
                                                             ============    =========      ==========

Ratios to Average Net Assets/Supplemental Data:
Expenses(j)............................................              1.69%        1.62%           1.73%(k)
Net investment income(j)...............................              2.51%        3.06%(f)        3.03%(k)
Waiver/reimbursement...................................              0.26%        0.21%           0.33%(k)
Portfolio turnover rate................................                 8%          23%             61%
Net assets, end of period (000's)......................      $        200    $     309      $       14

------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail B shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New Jersey Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.23(e), $0.28 and $0.20, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or by any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k)  Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                                 YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------------------------
                                                        2003 (a)(b)       2002           2001           2000          1999
CLASS T SHARES                                          ----------    ------------    -----------    ----------    ----------
Net Asset Value, Beginning of Period .................  $    10.47    $      10.41    $      9.88    $     9.56    $    10.24
                                                        ----------    ------------    -----------    ----------    ----------

Income from Investment Operations:
Net investment income(c) .............................        0.33(d)         0.39(e)        0.39          0.40          0.36
Net realized and unrealized gain (loss) on investments        0.11            0.12(e)        0.53          0.31         (0.68)
                                                        ----------    ------------    -----------    ----------    ----------
   Total from Investment Operations ..................        0.44            0.51           0.92          0.71         (0.32)
                                                        ----------    ------------    -----------    ----------    ----------

Less Distributions Declared to Shareholders:
From net investment income ...........................       (0.33)          (0.39)         (0.39)        (0.39)        (0.36)
From net realized gains ..............................       (0.08)          (0.06)            --            --            --
                                                        ----------    ------------    -----------    ----------    ----------
   Total Distributions Declared to Shareholders ......       (0.41)          (0.45)         (0.39)        (0.39)        (0.36)
                                                        ----------    ------------    -----------    ----------    ----------
Net Asset Value, End of Period .......................  $    10.50    $      10.47    $     10.41    $     9.88    $     9.56
                                                        ==========    ============    ===========    ==========    ==========
Total return(f)(g) ...................................        4.25%           5.06%          9.52%         7.61%        (3.24)%
                                                        ==========    ============    ===========    ==========    ==========

Ratios to Average Net Assets/Supplemental Data:
Expenses(h) ..........................................        1.04%           0.89%          0.90%         0.99%         1.11%
Net investment income(h) .............................        3.20%           3.79%(e)       3.86%         4.03%         3.56%
Waiver/reimbursement .................................        0.20%           0.21%          0.41%         1.03%         1.00%
Portfolio turnover rate ..............................           8%             23%            61%           77%           41%
Net assets, end of period (000's) ....................  $    7,749    $     10,128    $    11,248    $    1,198    $    1,302

------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Retail A shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund,Class T shares.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.31(d), $0.37, $0.35, $0.30 and
     $0.26, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                                 YEAR ENDED OCTOBER 31,
                                                        ---------------------------------------------------------------------
                                                        2003 (a)(b)       2002            2001          2000          1999
CLASS Z SHARES                                          ----------    ------------    -----------    ----------    ----------
Net Asset Value, Beginning of Period .................  $    10.47    $      10.41    $      9.88    $     9.56    $    10.24
                                                        ----------    ------------    -----------    ----------    ----------

Income from Investment Operations:
Net investment income(c) .............................        0.35(d)         0.40(e)        0.41          0.40          0.38
Net realized and unrealized gain (loss) on investments        0.11            0.12(e)        0.53          0.32         (0.68)
                                                        ----------    ------------    -----------    ----------    ----------
   Total from Investment Operations ..................        0.46            0.52           0.94          0.72         (0.30)
                                                        ----------    ------------    -----------    ----------    ----------

Less Distributions Declared to Shareholders:
From net investment income ...........................       (0.35)          (0.40)         (0.41)        (0.40)        (0.38)
From net realized gains ..............................       (0.08)          (0.06)            --            --            --
                                                        ----------    ------------    -----------    ----------    ----------
   Total Distributions Declared to Shareholders ......       (0.43)          (0.46)         (0.41)        (0.40)        (0.38)
                                                        ----------    ------------    -----------    ----------    ----------
Net Asset Value, End of Period .......................  $    10.50    $      10.47    $     10.41    $     9.88    $     9.56
                                                        ==========    ============    ===========    ==========    ==========
Total return(f)(g) ...................................        4.44%           5.20%          9.73%         7.74%        (3.06)%
                                                        ==========    ============    ===========    ==========    ==========

Ratios to Average Net Assets/Supplemental Data:
Expenses(h) ..........................................        0.86%           0.76%          0.70%         0.86%         0.92%
Net investment income(h) .............................        3.38%           3.92%(e)       4.06%         4.16%         3.76%
Waiver/reimbursement .................................        0.20%           0.21%          0.38%         0.78%         0.71%
Portfolio turnover rate ..............................           8%             23%            61%           77%           41%
Net assets, end of period (000's) ....................  $   74,241    $     77,554    $    93,564    $   10,174    $    7,422

------------------------

(a) On October 13, 2003, the Liberty New Jersey Intermediate Municipal Bond Fund was renamed Columbia New Jersey Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy New Jersey Municipal Bond Fund, Trust shares were redesignated Liberty New Jersey Intermediate Municipal Bond Fund, Class Z shares.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.33(d), $0.38, $0.37, $0.32 and
     $0.30, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(f)  Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
CLASS A SHARES                                                2003 (a)(b)
                                                             ------------
Net Asset Value, Beginning of Period...................      $      11.70
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.33
Net realized and unrealized gain on investments........              0.22
                                                             ------------
   Total from Investment Operations....................              0.55
                                                             ------------
Less Distributions Declared to Shareholders:
From net investment income.............................             (0.33)
From net realized gains................................             (0.05)
                                                             ------------
   Total Distributions Declared to Shareholders........             (0.38)
                                                             ------------
Net Asset Value, End of Period.........................      $      11.87
                                                             ============
Total return(e)(f)(g)..................................              4.79%
                                                             ============
Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.10%
Net investment income(h)(i)............................              2.89%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                 9%
Net assets, end of period (000's)......................      $      8,928

-------------------------------
(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.31.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
Class B Shares                                                2003 (a)(b)
                                                             ------------
Net Asset Value, Beginning of Period...................      $      11.70
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.24
Net realized and unrealized gain on investments........              0.22
                                                             ------------
   Total from Investment Operations....................              0.46
                                                             ------------
Less Distributions Declared to Shareholders:
From net investment income.............................             (0.24)
From net realized gains................................             (0.05)
                                                             ------------
   Total Distributions Declared to Shareholders........             (0.29)
                                                             ------------
Net Asset Value, End of Period.........................      $      11.87
                                                             ============
Total return(e)(f)(g)..................................              3.98%
                                                             ============
Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.89%
Net investment income(h)(i)............................              2.12%
Waiver/reimbursement(i)................................              0.20%
Portfolio turnover rate................................                 9%
Net assets, end of period (000's)......................      $      2,868

-------------------------------
(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.22.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                             PERIOD ENDED
                                                              OCTOBER 31,
CLASS C SHARES                                                2003 (a)(b)
                                                             ------------
Net Asset Value, Beginning of Period...................      $      11.70
                                                             ------------
Income from Investment Operations:
Net investment income(c)(d)............................              0.29
Net realized and unrealized gain on investments........              0.22
                                                             ------------
   Total from Investment Operations....................              0.51
                                                             ------------
Less Distributions Declared to Shareholders:
From net investment income.............................             (0.29)
From net realized gains................................             (0.05)
                                                             ------------
   Total Distributions Declared to Shareholders........             (0.34)
                                                             ------------
Net Asset Value, End of Period.........................      $      11.87
                                                             ============
Total return(e)(f)(g)..................................              4.36%
                                                             ============
Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i).........................................              1.52%
Net investment income(h)(i)............................              2.45%
Waiver/reimbursement(i)................................              0.55%
Portfolio turnover rate................................                 9%
Net assets, end of period (000's)......................      $      2,741

-------------------------------
(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.23.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                   YEAR ENDED OCTOBER 31,         PERIOD ENDED
                                                 --------------------------        OCTOBER 31,
CLASS G SHARES                                   2003 (a)(b)        2002            2001 (c)
                                                 -----------      ---------       -----------
Net Asset Value, Beginning of Period ..........  $     11.79      $   11.56       $     11.32
                                                 -----------      ---------       -----------
Income from Investment Operations:
Net investment income(d) ......................         0.29(e)        0.35(f)           0.26
Net realized and unrealized gain on investments         0.13           0.23(f)           0.24
                                                 -----------      ---------       -----------
   Total from Investment Operations ...........         0.42           0.58              0.50
                                                 -----------      ---------       -----------
Less Distributions Declared to Shareholders:
From net investment income ....................        (0.29)         (0.35)            (0.26)
From net realized gains .......................        (0.05)            --                --
                                                 -----------      ---------       -----------
   Total Distributions Declared to Shareholders        (0.34)         (0.35)            (0.26)
                                                 -----------      ---------       -----------
Net Asset Value, End of Period ................  $     11.87      $   11.79       $     11.56
                                                 ===========      =========       ===========
Total return(g)(h) ............................         3.56%          5.15%             4.46%(i)
                                                 ===========      =========       ===========
Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ...................................         1.68%          1.63%             1.62%(k)
Net investment income(j) ......................         2.39%          3.08%(f)          3.46%(k)
Waiver/reimbursement ..........................         0.28%          0.24%             0.26%(k)
Portfolio turnover rate .......................            9%            41%               48%
Net assets, end of period (000's) .............  $       354      $     342       $       207

-------------------------------
(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail B shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class G shares.

(c) The Galaxy New York Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26(e), $0.33 and $0.24, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                 YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------
CLASS T SHARES                                            2003 (a)(b)        2002          2001         2000        1999
                                                          -----------      --------      ---------    --------    --------
Net Asset Value, Beginning of Period ..................   $     11.79      $  11.56      $   10.99    $  10.57    $  11.44
                                                          -----------      --------      ---------    --------    --------
Income from Investment Operations:
Net investment income(c) ..............................          0.36(d)       0.43(e)        0.47        0.48        0.48
Net realized and unrealized gain (loss) on investments,          0.13          0.23(e)        0.57        0.44       (0.89)
                                                          -----------      --------      ---------    --------    --------
   Total from Investment Operations ...................          0.49          0.66           1.04        0.92       (0.41)
                                                          -----------      --------      ---------    --------    --------
Less Distributions Declared to Shareholders:
From net investment income ............................         (0.36)        (0.43)         (0.47)      (0.50)      (0.46)
From net realized gains ...............................         (0.05)           --             --          --          --
                                                          -----------      --------      ---------    --------    --------
   Total Distributions Declared to Shareholders .......         (0.41)        (0.43)         (0.47)      (0.50)      (0.46)
                                                          -----------      --------      ---------    --------    --------
Net Asset Value, End of Period ........................   $     11.87      $  11.79      $   11.56    $  10.99    $  10.57
                                                          ===========      ========      =========    ========    ========
Total return(f)(g) ....................................          4.26%         5.86%          9.59%       8.93%      (3.72)%
                                                          ===========      ========      =========    ========    ========
Ratios to Average Net Assets/Supplemental Data:
Expenses(h) ...........................................          1.02%         0.96%          0.97%       0.95%       0.96%
Net investment income(h) ..............................          3.07%         3.75%(e)       4.11%       4.47%       4.31%
Waiver/reimbursement ..................................          0.20%         0.21%          0.21%       0.22%       0.20%
Portfolio turnover rate ...............................             9%           41%            48%         37%         24%
Net assets, end of period (000's) .....................   $    24,384      $ 29,835      $  40,410    $ 38,700    $ 41,343

 ---------------------------------
(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Retail A shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class T shares.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.34(d), $0.41, $0.44, $0.45 and
    $0.46, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                YEAR ENDED OCTOBER 31,
                                                          ----------------------------------------------------------------
CLASS Z SHARES                                            2003 (a)(b)        2002           2001        2000        1999
                                                          -----------      --------      ---------    --------    --------
Net Asset Value, Beginning of Period .................    $     11.79      $  11.56      $   10.99    $  10.57    $  11.44
                                                          -----------      --------      ---------    --------    --------
Income from Investment Operations:
Net investment income(c) .............................           0.39(d)       0.45(e)        0.49        0.50        0.50
Net realized and unrealized gain (loss) on investments           0.13          0.23(e)        0.57        0.44       (0.89)
                                                          -----------      --------      ---------    --------    --------
   Total from Investment Operations ..................           0.52          0.68           1.06        0.94       (0.39)
                                                          -----------      --------      ---------    --------    --------
Less Distributions Declared to Shareholders:
From net investment income ...........................          (0.39)        (0.45)         (0.49)      (0.52)      (0.48)
From net realized gains ..............................          (0.05)           --             --          --          --
                                                          -----------      --------      ---------    --------    --------
   Total Distributions Declared to Shareholders ......          (0.44)        (0.45)         (0.49)      (0.52)      (0.48)
                                                          -----------      --------      ---------    --------    --------
Net Asset Value, End of Period .......................    $     11.87      $  11.79      $   11.56    $  10.99    $  10.57
                                                          ===========      ========      =========    ========    ========
Total return(f)(g) ...................................           4.45%         6.06%          9.80%       9.12%      (3.54)%
                                                          ===========      ========      =========    ========    ========
Ratios to Average Net Assets/Supplemental Data:
Expenses(h) ..........................................           0.83%         0.77%          0.78%       0.78%       0.77%
Net investment income(h) .............................           3.25%         3.94%(e)       4.30%       4.65%       4.50%
Waiver/reimbursement .................................           0.20%         0.21%          0.21%       0.20%       0.20%
Portfolio turnover rate ..............................              9%           41%            48%         37%         24%
Net assets, end of period (000's) ....................    $    84,894      $ 75,632      $  60,694    $ 50,511    $ 36,696

---------------------------------
(a) On October 13, 2003, the Liberty New York Intermediate Municipal Bond Fund was renamed Columbia New York Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy New York Municipal Bond Fund, Trust shares were redesignated Liberty New York Intermediate Municipal Bond Fund, Class Z shares.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.37(d), $0.43, $0.47,
    $0.47 and $0.48, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                     PERIOD ENDED
                                                      OCTOBER 31,
CLASS A SHARES                                        2003 (a)(b)
                                                     ------------
Net Asset Value, Beginning of Period ............    $      10.19
                                                     ------------
Income from Investment Operations:
Net investment income(c)(d) .....................            0.26
Net realized and unrealized gain on investments..            0.15
                                                     ------------
   Total from Investment Operations .............            0.41
                                                     ------------
Less Distributions Declared to Shareholders:
From net investment income ......................           (0.26)
                                                     ------------
Net Asset Value, End of Period ..................    $      10.34
                                                     ============

Total return(e)(f)(g) ...........................            4.04%
                                                     ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i) ..................................            1.50%
Net investment income(h)(i) .....................            2.50%
Waiver/reimbursement (i) ........................            0.20%
Portfolio turnover rate .........................              12%
Net assets, end of period (000's) ...............    $      2,143

---------------------------------
(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                     PERIOD ENDED
                                                      OCTOBER 31,
CLASS B SHARES                                        2003 (a)(b)
                                                     ------------
Net Asset Value, Beginning of Period ............    $      10.19
                                                     ------------
Income from Investment Operations:
Net investment income(c)(d) .....................            0.18
Net realized and unrealized gain on investments..            0.15
                                                     ------------
   Total from Investment Operations .............            0.33
                                                     ------------
Less Distributions Declared to Shareholders:
From net investment income ......................           (0.18)
                                                     ------------
Net Asset Value, End of Period ..................    $      10.34
                                                     ============
Total return(e)(f)(g) ...........................            3.27%
                                                     ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i) ..................................            2.26%
Net investment income(h)(i) .....................            1.79%
Waiver/reimbursement (i) ........................            0.20%
Portfolio turnover rate .........................              12%
Net assets, end of period (000's) ...............    $        813

--------------------------------
(a) On October 13, 2003, the Liberty Pennsylvania    Intermediate Municipal Bond
    Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.16.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                     PERIOD ENDED
                                                      OCTOBER 31,
CLASS C SHARES                                        2003 (a)(b)
                                                     ------------
Net Asset Value, Beginning of Period.............    $      10.19
                                                     ------------
Income from Investment Operations:
Net investment income(c)(d)......................            0.22
Net realized and unrealized gain on investments..            0.15
                                                     ------------
   Total from Investment Operations..............            0.37
                                                     ------------

Less Distributions Declared to Shareholders:
From net investment income.......................           (0.22)
                                                     ------------
Net Asset Value, End of Period...................    $      10.34
                                                     ============

Total return(e)(f)(g)............................            3.66%
                                                     ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i)...................................            1.91%
Net investment income(h)(i)......................            2.07%
Waiver/reimbursement(i)..........................            0.55%
Portfolio turnover rate..........................              12%
Net assets, end of period (000's)................    $        506

-------------------------------
(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended
      October 31, 2003 was $0.17.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                                          PERIOD
                                                         YEAR ENDED OCTOBER 31,            ENDED
                                                       --------------------------       OCTOBER  31,
CLASS Z SHARES                                         2003 (a)(b)         2002           2001 (c)
                                                       -----------       --------       -----------
Net Asset Value, Beginning of Period ................. $     10.29       $  10.11         $   9.78
                                                       -----------       --------         --------
Income from Investment Operations:
Net investment income ................................        0.30(d)(e)     0.36(d)(f)       0.34(d)
Net realized and unrealized gain (loss) on investments        0.05           0.18(f)          0.33
                                                       -----------       --------         --------
   Total from Investment Operations ..................        0.35           0.54             0.67
                                                       -----------       --------         --------
Less Distributions Declared to Shareholders:
From net investment income ...........................       (0.30)         (0.36)           (0.34)
From net realized gains ..............................          --             --               --
                                                       -----------       --------         --------
   Total Distributions Declared to Shareholders ......       (0.30)         (0.36)           (0.34)
                                                       -----------       --------         --------
Net Asset Value, End of Period ....................... $     10.34       $  10.29         $  10.11
                                                       ===========       ========         ========
Total return(g)(h) ...................................        3.46%          5.52%            7.00%(i)
                                                       ===========       ========         ========
Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ..........................................        1.23%          0.84%            0.79%(k)
Net investment income(j) .............................        2.92%          3.62%(f)         4.10%(k)
Waiver/reimbursement .................................        0.20%          0.26%            0.35%(k)
Portfolio turnover rate ..............................          12%            57%              46%(i)
Net assets, end of period (000's) .................... $    25,149       $ 25,836         $ 24,051

                                                          YEAR ENDED DECEMBER 31,
                                                       -----------------------------
CLASS Z SHARES                                           2000      1999        1998
                                                       --------  --------   --------
Net Asset Value, Beginning of Period ................. $   9.03  $  10.26   $  10.41
                                                       --------  --------   --------
Income from Investment Operations:
Net investment income ................................     0.42      0.43       0.44
Net realized and unrealized gain (loss) on investments     0.75     (1.13)      0.05
                                                       --------  --------   --------
   Total from Investment Operations ..................     1.17     (0.70)      0.49
                                                       --------  --------   --------
Less Distributions Declared to Shareholders:
From net investment income ...........................    (0.42)    (0.43)     (0.44)
From net realized gains ..............................       --     (0.10)     (0.20)
                                                       --------  --------   --------
   Total Distributions Declared to Shareholders ......    (0.42)    (0.53)     (0.64)
                                                       --------  --------   --------
Net Asset Value, End of Period ....................... $   9.78  $   9.03   $  10.26
                                                       ========  ========   ========
Total return(g)(h) ...................................    13.31%    (7.05)%     4.84%
                                                       ========  ========   ========
Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ..........................................     0.80%     0.80%      0.80%
Net investment income(j) .............................     4.54%     4.35%      4.28%
Waiver/reimbursement .................................     0.21%     0.14%      0.16%
Portfolio turnover rate ..............................       23%       43%        56%
Net assets, end of period (000's) .................... $ 24,503  $ 31,999   $ 37,658

-------------------------------
(a) On October 13, 2003, the Liberty Pennsylvania Intermediate Municipal Bond Fund was renamed Columbia Pennsylvania Intermediate Municipal Bond Fund.

(b) On November 25, 2002, the Galaxy Pennsylvania Municipal Bond Fund, Trust shares were redesignated Liberty Pennsylvania Intermediate Municipal Bond Fund, Class Z shares.

(c) The Fund commenced operations on May 3, 1993 as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Pillar Fund offered and sold two series of shares, Class I shares and Class A shares. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class I shares and Class A shares for Trust shares of the Galaxy Pennsylvania Municipal Bond Fund. The financial highlights for periods prior to August 27, 2001 are those of Class I shares of the Predecessor Pillar Fund.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the year ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.28(e), $0.35 and $0.34, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.01%, respectively.

(g) Total return at net asset value assuming all distributions reinvested.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                         PERIOD ENDED
                                                          OCTOBER 31,
CLASS A SHARES                                            2003 (a)(b)
                                                         ------------
Net Asset Value, Beginning of Period..............       $      11.40
                                                         ------------
Income from Investment Operations:
Net investment income(c)(d).......................               0.35
Net realized and unrealized gain on investments...               0.08
                                                         ------------
   Total from Investment Operations...............               0.43
                                                         ------------
Less Distributions Declared to Shareholders:
From net investment income........................              (0.35)
                                                         ------------
Net Asset Value, End of Period....................       $      11.48
                                                         ============
Total return(e)(f)(g).............................               3.79%
                                                         ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i)....................................               1.09%
Net investment income(h)(i).......................               2.95%
Waiver/reimbursement(i)...........................               0.20%
Portfolio turnover rate...........................                 15%
Net assets, end of period (000's).................       $        479

--------------------------------
(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class A shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.33.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                         PERIOD ENDED
                                                          OCTOBER 31,
CLASS B SHARES                                            2003 (a)(b)
                                                         ------------
Net Asset Value, Beginning of Period..............       $      11.40
                                                         ------------
Income from Investment Operations:
Net investment income(c)(d).......................               0.26
Net realized and unrealized gain on investments...               0.08
                                                         ------------
   Total from Investment Operations...............               0.34
                                                         ------------
Less Distributions Declared to Shareholders:
From net investment income........................              (0.26)
                                                         ------------
Net Asset Value, End of Period....................       $      11.48
                                                         ============
Total return(e)(f)(g).............................               3.02%
                                                         ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i)....................................               1.80%
Net investment income(h)(i).......................               2.24%
Waiver/reimbursement(i)...........................               0.20%
Portfolio turnover rate...........................                 15%
Net assets, end of period (000's).................       $        780

--------------------------------
(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class B shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                         PERIOD ENDED
                                                          OCTOBER 31,
CLASS C SHARES                                            2003 (a)(b)
                                                         ------------
Net Asset Value, Beginning of Period..............       $      11.40
                                                         ------------
Income from Investment Operations:
Net investment income(c)(d).......................               0.30
Net realized and unrealized gain on investments...               0.08
                                                         ------------
   Total from Investment Operations...............               0.38
                                                         ------------
Less Distributions Declared to Shareholders:
From net investment income........................              (0.30)
                                                         ------------
Net Asset Value, End of Period....................       $      11.48
                                                         ============

Total return(e)(f)(g).............................               3.37%
                                                         ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(h)(i)....................................               1.47%
Net investment income(h)(i).......................               2.58%
Waiver/reimbursement(i)...........................               0.55%
Portfolio turnover rate...........................                 15%
Net assets, end of period (000's).................       $      2,031

-------------------------------
(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) Class C shares were initially offered on November 18, 2002. Per share data and total return reflect activity from that date.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the period ended October 31, 2003 was $0.24.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                     YEAR ENDED OCTOBER 31,        PERIOD ENDED
                                                   -------------------------       OCTOBER 31,
CLASS G SHARES                                     2003 (a)(b)       2002            2001 (c)
                                                   -----------     ---------       ------------
Net Asset Value, Beginning of Period.............. $     11.41     $   11.30          $   11.06
                                                   -----------     ---------       ------------
Income from Investment Operations:
Net investment income(d)..........................        0.29(e)       0.37(f)            0.27
Net realized and unrealized gain on investments...        0.07          0.11(f)            0.23
                                                   -----------     ---------       ------------
   Total from Investment Operations...............        0.36          0.48               0.50
                                                   -----------     ---------       ------------
Less Distributions Declared to Shareholders:
From net investment income........................       (0.29)        (0.37)             (0.26)
                                                   -----------     ---------       ------------
Net Asset Value, End of Period.................... $     11.48     $   11.41          $   11.30
                                                   ===========     =========       ============
Total return(g)(h)................................        3.22%         4.36%              4.60%(i)
                                                   ===========     =========       ============

Ratios to Average Net Assets/Supplemental Data:
Expenses(j).......................................        1.62%         1.55%              1.53%(k)
Net investment income(j)..........................        2.60%         3.34%(f)           3.60%(k)
Waiver/reimbursement..............................        0.20%         0.21%              0.23%(k)
Portfolio turnover rate...........................          15%           19%                19%
Net assets, end of period (000's)................. $       455     $     440          $     169

--------------------------------
(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail B shares were redesignated Liberty Rhode Island Intermediate Municipal Bond, Class G shares.

(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Retail B shares on March 1, 2001.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the year ended October 31, 2003, 2002 and the period ended October 31, 2001 was $0.26(e), $0.35 and $0.25, respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                               YEAR ENDED OCTOBER 31,
                                                        ----------------------------------------------------------------------
CLASS T SHARES                                          2003 (a)(b)       2002            2001           2000          1999
                                                        -----------     ----------     ----------    ----------     ----------
Net Asset Value, Beginning of Period .................  $     11.41     $    11.30     $    10.75    $    10.36     $    11.18
                                                        -----------     ----------     ----------    ----------     ----------
Income from Investment Operations:
Net investment income(c) .............................         0.39(d)        0.47(e)        0.49          0.48(d)        0.48
Net realized and unrealized gain (loss) on investments         0.07           0.11(e)        0.55          0.39          (0.77)
                                                        -----------     ----------     ----------    ----------     ----------
   Total from Investment Operations ..................         0.46           0.58           1.04          0.87          (0.29)
                                                        -----------     ----------     ----------    ----------     ----------
Less Distributions Declared to Shareholders:
From net investment income ...........................        (0.39)         (0.47)         (0.49)        (0.48)         (0.48)
From net realized gains ..............................           --             --             --            --          (0.05)
                                                        -----------     ----------     ----------    ----------     ----------
   Total Distributions Declared to Shareholders ......        (0.39)         (0.47)         (0.49)        (0.48)         (0.53)
                                                        -----------     ----------     ----------    ----------     ----------
Net Asset Value, End of Period .......................  $     11.48     $    11.41     $    11.30    $    10.75     $    10.36
                                                        ===========     ==========     ==========    ==========     ==========
Total return(f)(g) ...................................         4.07%          5.23%          9.88%         8.65%         (2.73)%
                                                        ===========     ==========     ==========    ==========     ==========
Ratios to Average Net Assets/Supplemental Data:
Expenses(h) ..........................................         0.80%          0.73%          0.69%         0.73%          0.80%
Net investment income(h) .............................         3.41%          4.16%(e)       4.44%         4.58%          4.41%
Waiver/reimbursement .................................         0.20%          0.21%          0.25%         0.33%          0.40%
Portfolio turnover rate ..............................           15%            19%            19%           43%            34%
Net assets, end of period (000's) ....................  $    41,113     $   45,683     $   40,257    $   26,023     $   19,833

--------------------------------
(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Retail
    A shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class T shares.

(c) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or any of its affiliates for the years ended October 31, 2003, 2002, 2001, 2000 and 1999 was $0.37(d), $0.45, $0.47, $0.45(d) and
    $0.44, respectively.

(d) Per share data was calculated using average shares outstanding during the period.

(e) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                       See Notes to Financial Statements.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

                                                                                               PERIOD
                                                          YEAR ENDED OCTOBER 31,               ENDED
                                                  ---------------------------------------    OCTOBER 31,
CLASS Z SHARES                                    2003 (a)(b)       2002           2001        2000 (c)
                                                  -----------     ---------     ---------    -----------
Net Asset Value, Beginning of Period ..........   $     11.41     $   11.30     $   10.75    $     10.53
                                                  -----------     ---------     ---------    -----------
Income from Investment Operations:
Net investment income(d) ......................          0.39(e)       0.47(f)       0.49           0.18(e)
Net realized and unrealized gain on investments          0.07          0.11(f)       0.55           0.22
                                                  -----------     ---------     ---------    -----------
   Total from Investment Operations ...........          0.46          0.58          1.04           0.40
                                                  -----------     ---------     ---------    -----------
Less Distributions Declared to Shareholders:
From net investment income ....................         (0.39)        (0.47)        (0.49)         (0.18)
                                                  -----------     ---------     ---------    -----------
Net Asset Value, End of Period ................   $     11.48     $   11.41     $   11.30    $     10.75
                                                  ===========     =========     =========    ===========
Total return(g)(h) ............................          4.08%         5.26%         9.90%          3.82%(i)
                                                  ===========     =========     =========    ===========
Ratios to Average Net Assets/Supplemental Data:
Expenses(j) ...................................          0.79%         0.72%         0.67%          0.71%(k)
Net investment income(j) ......................          3.41%         4.17%(f)      4.46%          4.60%(k)
Waiver/reimbursement ..........................          0.20%         0.20%         0.26%          0.33%(k)
Portfolio turnover rate .......................            15%           19%           19%            43%
Net assets, end of period (000's) .............   $    99,627     $  93,143     $  88,307    $    82,617

---------------------------------
(a) On October 13, 2003, the Liberty Rhode Island Intermediate Municipal Bond Fund was renamed Columbia Rhode Island Intermediate Municipal Bond Fund.

(b) On November 18, 2002, the Galaxy Rhode Island Municipal Bond Fund, Trust shares were redesignated Liberty Rhode Island Intermediate Municipal Bond Fund, Class Z shares.

(c) The Galaxy Rhode Island Municipal Bond Fund began issuing Trust shares on June 19, 2000.

(d) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates for the years ended October 31, 2003, 2002, 2001 and the period ended October 31, 2000 was $0.37(e), $0.45,
    $0.46 and $0.17(e), respectively.

(e) Per share data was calculated using average shares outstanding during the period.

(f) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets is $0.00, $0.00 and 0.02%, respectively.

(g) Total return at net asset value assuming all distributions reinvested.

(h) Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) Not annualized.

(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(k) Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

    Columbia Funds Trust V (the "Trust"), formerly Liberty Funds Trust V, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

              Columbia Connecticut Intermediate Municipal Bond Fund
                                ("Connecticut"),
               Formerly Liberty Connecticut Intermediate Municipal
                                    Bond Fund

                Columbia Florida Intermediate Municipal Bond Fund
                                  ("Florida"),
            Formerly Liberty Florida Intermediate Municipal Bond Fund

                   Columbia Intermediate Tax-Exempt Bond Fund
                          ("Intermediate Tax-Exempt"),
               Formerly Liberty Intermediate Tax-Exempt Bond Fund

             Columbia Massachusetts Intermediate Municipal Bond Fund
                               ("Massachusetts"),
              Formerly Liberty Massachusetts Intermediate Municipal
                                    Bond Fund

              Columbia New Jersey Intermediate Municipal Bond Fund
                                 ("New Jersey"),
               Formerly Liberty New Jersey Intermediate Municipal
                                    Bond Fund

               Columbia New York Intermediate Municipal Bond Fund
                                  ("New York"),
                Formerly Liberty New York Intermediate Municipal
                                    Bond Fund

                Columbia Pennsylvania Intermediate Municipal Bond
                             Fund ("Pennsylvania"),
              Formerly Liberty Pennsylvania Intermediate Municipal
                                    Bond Fund

             Columbia Rhode Island Intermediate Municipal Bond Fund
                                ("Rhode Island")
              Formerly Liberty Rhode Island Intermediate Municipal
                                    Bond Fund

    Intermediate Tax-Exempt is a diversified portfolio, while each of the other Funds are non-diversified portfolios. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

    Each Fund seeks to provide current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, consistent with relative stability of principal.

FUND SHARES

    The Funds may issue an unlimited number of shares. Connecticut, Intermediate Tax-Exempt, Massachusetts, New Jersey, New York and Rhode Island each offer six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Florida and Pennsylvania each offer four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

    Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating
$1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class G shares will convert to Class T shares in eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

    Effective October 13, 2003, Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Intermediate Tax-Exempt Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Pennsylvania Intermediate Municipal
 Bond Fund, and Liberty Rhode Island Intermediate Municipal Bond Fund changed their names to Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Intermediate Tax-Exempt Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, and Columbia Rhode Island Intermediate Municipal Bond, respectively. Also on that date, the Trust changed its name from Liberty Funds Trust V to Columbia Funds Trust V.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

    Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

    Investments in other investment companies are valued at net asset value.

    Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

    Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

WHEN-ISSUED SECURITIES

    The Funds may purchase and sell securities, such as municipal obligations, on a "when-issued" basis. Delivery of the securities and payment take place after the date of the commitment to purchase and such securities are subject to market fluctuations during this period. The fair value of these securities is determined in the same manner as other municipal obligations. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the when-issued commitment in a separate account.

INCOME RECOGNITION

    Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

DETERMINATION OF CLASS NET ASSET VALUES

    All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

    Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

ORGANIZATION COSTS

    New Jersey has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years, beginning with the commencement of the Fund's operation. As of October 31, 2003, all organization costs have been fully amortized.

3. FEDERAL TAX INFORMATION

    The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    For the year ended October 31, 2003 permanent differences resulting primarily from differing treatments for market discount reclassifications and discount accretion/premium amortization on debt securities were identified and reclassified among the components of net assets as follows:

                     UNDISTRIBUTED      ACCUMULATED
                    NET INVESTMENT     NET REALIZED       PAID-IN
                        INCOME          GAIN (LOSS)       CAPITAL
                    --------------     ------------     ----------
Connecticut*        $       85,760     $   (476,790)    $  391,030
Florida                        200             (200)            --
Intermediate
  Tax-Exempt*              353,595         (489,816)       136,221
Massachusetts*              71,001       (1,166,671)     1,095,670
New Jersey                  (8,034)          59,800        (51,766)
New York                    22,135          (19,136)        (2,999)
Pennsylvania                12,663           (4,775)        (7,888)
Rhode Island                30,254          (30,254)            --

* Also included in these reclassifications are book-to-tax timing differences of $397,950, $82,106 and $1,159,762 which were acquired as part of the mergers (See Note 8).

    Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

    The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                           YEAR ENDED OCTOBER 31, 2003
                      ----------------------------------------
                                                    LONG-TERM
                        TAX-EXEMPT     ORDINARY       CAPITAL
                          INCOME        INCOME*        GAINS
                      ------------     --------     ----------
Connecticut           $  7,017,937     $ 58,052     $       --
Florida                  2,680,118           --             --
Intermediate
  Tax-Exempt            21,255,449      234,851             --
Massachusetts           14,241,406           --             --
New Jersey               2,975,324        6,668        597,394
New York                 3,681,858           --        487,875
Pennsylvania               816,451           --             --
Rhode Island             4,887,142          482             --

                           YEAR ENDED OCTOBER 31, 2002
                      ----------------------------------------
                                                    LONG-TERM
                        TAX-EXEMPT     ORDINARY      CAPITAL
                          INCOME        INCOME*       GAINS
                      ------------     --------     ----------
Connecticut           $  5,340,456     $     --     $       --
Florida                  2,819,117           --             --
Intermediate
  Tax-Exempt             9,581,723           --             --
Massachusetts           10,263,657           --             --
New Jersey               3,683,183           --        581,176
New York                 3,875,219           --             --
Pennsylvania               960,363           --             --
Rhode Island             5,451,542           --             --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

    As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                 UNDISTRIBUTED UNDISTRIBUTED   UNDISTRIBUTED      NET
                   TAX-EXEMPT     ORDINARY       LONG-TERM     UNREALIZED
                     INCOME        INCOME      CAPITAL GAINS  APPRECIATION*
                 ------------- -------------   -------------  -------------
Connecticut      $     529,656 $          --   $          --  $  11,311,624
Florida                181,291            --              --      3,323,391
Intermediate
  Tax-Exempt         2,088,247            --         442,442     43,291,495
Massachusetts          926,844            --              --     23,370,026
New Jersey             204,020            --         267,427      4,733,451
New York               242,624            --         238,438      7,637,687
Pennsylvania            60,364            --              --      1,585,919
Rhode Island           334,777            --              --      8,155,943

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

    Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes, was:

                                                      NET
                  UNREALIZED      UNREALIZED       UNREALIZED
                 APPRECIATION    DEPRECIATION     APPRECIATION
                 ------------    ------------     ------------
Connecticut      $ 11,976,833    $   (665,209)    $ 11,311,624
Florida             3,437,084        (113,693)       3,323,391
Intermediate
  Tax-Exempt       43,498,042        (206,547)      43,291,495
Massachusetts      23,947,456        (577,430)      23,370,026
New Jersey          4,920,820        (187,369)       4,733,451
New York            7,795,875        (158,188)       7,637,687
Pennsylvania        1,590,422          (4,503)       1,585,919
Rhode Island        8,432,183        (276,240)       8,155,943

    The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION    CONNECTICUT*        FLORIDA
------------------    ------------      -----------
2008                  $  1,416,353      $   561,408
2009                            --           62,497
                      ------------      -----------
   Total              $  1,416,353      $   623,905
                      ------------      -----------

YEAR OF EXPIRATION     MASSACHUSETTS*     PENNSYLVANIA      RHODE ISLAND
------------------     --------------     ------------      ------------
2007                   $      280,904     $         --      $     110,423
2008                        2,278,516        1,252,369            208,872
2009                           16,299          186,147                 --
2010                            3,059               --                 --
                      ---------------     ------------      -------------
   Total              $     2,578,778     $  1,438,516      $     319,295
                      ---------------     ------------      -------------

* The availability of a portion of these capital loss carryforwards ($397,070 with respect to Connecticut and $283,963 with respect to Massachusetts), which were acquired on November 15, 2002 and December 6, 2002, respectively, in connection with the Galaxy Funds reorganization, may be limited in a given year.

    The following capital loss carryforwards were utilized and/or expired during the year ended October 31, 2003. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as reduction of paid-in capital.

Connecticut            $   539,939
Florida                    664,835
Intermediate
  Tax-Exempt             1,051,797
Massachusetts              875,860
Pennsylvania                69,787
Rhode Island               476,535

4.  FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISOR/ADMINISTRATOR MERGER

    On April 1, 2003, Fleet Investment Advisors Inc. ("FIA"), the previous investment advisor to the Funds, and Colonial Management Associates, Inc., the previous administrator to the Funds, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor and administrator. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

INVESTMENT ADVISORY FEE

    Columbia is the investment advisor of each Fund and receives a monthly fee equal to 0.75% annually of each Fund's average daily net assets.

    Columbia has voluntarily waived investment advisory fees payable to it by each Fund so that the investment advisory fees payable were as follows:

AVERAGE DAILY NET ASSETS                                FEE RATE
------------------------                                --------
First $500 million                                        0.55%
Next $500 million                                         0.50%
Next $500 million                                         0.45%
Next $500 million                                         0.40%
Over $2 billion                                           0.35%

     For the year ended October 31, 2003, the effective investment advisory fee rates for the Funds were as follows:

                                                        FEE RATE
                                                        --------
Connecticut                                               0.55%
Florida                                                   0.55%
Intermediate Tax-Exempt                                   0.54%
Massachusetts                                             0.55%
New Jersey                                                0.55%
New York                                                  0.55%
Pennsylvania                                              0.55%
Rhode Island                                              0.55%

    At a meeting held on October 8, 2003, the Board of Trustees approved a change of the investment advisory fee structure. Effective November 1, 2003, Columbia will receive annual fees, based on each Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS                                FEE RATE
------------------------                                --------
First $500 million                                        0.55%
Next $500 million                                         0.50%
Next $500 million                                         0.45%
Next $500 million                                         0.40%
Over $2 billion                                           0.35%

ADMINISTRATION FEE

    Columbia provides administrative and other services for a monthly fee equal to 0.067% annually of each Fund's average daily net assets.

    Prior to November 15, 2002, Columbia was entitled to receive fees, computed daily and payable monthly, based on the combined average daily net assets of the Funds and the other funds offered by The Galaxy Fund at the following annual rates:

AVERAGE DAILY NET ASSETS                                FEE RATE
------------------------                                --------
First $2.5 billion                                      0.0900%
Next $2.5 billion                                       0.0850%
Next $7 billion                                         0.0750%
Next $3 billion                                         0.0650%
Next $3 billion                                         0.0600%
Next $3 billion                                         0.0575%
Next $9 billion                                         0.0525%
Over $30 billion                                        0.0500%

    Effective July 22, 2002 through December 8, 2002, PFPC Inc. ("PFPC"), a member of PNC Financial Services Group, served as sub-administrator and prior to July 22, 2002, PFPC served as the administrator to the Funds pursuant to an agreement with FIA, and subject to the same fee arrangements described above.

PRICING & BOOKKEEPING FEES

    Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

    Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee, in addition to fees for pricing services, based on the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                              FEE RATE
------------------------                              --------
Under $50 million                                     $ 25,000
Of $50 million but less than $200 million             $ 35,000
Of $200 million but less than $500 million            $ 50,000
Of $500 million but less than $1 billion              $ 85,000
Over $1 billion                                       $125,000

    The annual fees for a Fund with more than 25% in non-domestic assets, as measured on a monthly basis, will be 150% of the fees disclosed above. Columbia pays the total fees collected to State Street under the Outsourcing Agreement. For the year ended October 31, 2003, the effective pricing and bookkeeping fees for the Funds were as follows:

                                                         FEE RATE
                                                         ---------
Connecticut                                                0.033%
Florida                                                    0.047%
Intermediate Tax-Exempt                                    0.022%
Massachusetts                                              0.022%
New Jersey                                                 0.061%
New York                                                   0.043%
Pennsylvania                                               0.091%
Rhode Island                                               0.038%

    Effective July 22, 2002 through December 8, 2002, PFPC, served as sub-pricing and bookkeeping agent to the Funds and prior to July 22, 2002, PFPC served as the pricing and bookkeeping agent pursuant to an agreement with FIA and subject to the same fee arrangements.

TRANSFER AGENT FEE

    Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee based on the number of shareholder accounts or a minimum of $5,000 annually per Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

    Prior to July 22, 2002, PFPC was the transfer agent to each Fund pursuant to an agreement with FIA and subject to the same fee arrangements.

    Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Funds. Effective November 1, 2003, the Funds will be charged an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

    Effective October 13, 2003, Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia and the Funds' principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the year ended October 31, 2003, the Distributor has retained net underwriting discounts as follows:

                               FRONT-END
                              SALES CHARGE                             CDSC
                          --------------------    ------------------------------------------------------
                           CLASS A     CLASS T    CLASS A     CLASS B      CLASS C    CLASS G    CLASS T
                          --------     -------    -------     -------      -------    -------    -------
Connecticut                $14,949     $    94     $   --     $ 9,921      $ 7,189     $  243     $   --
Florida                        971          --         --       1,235           --         --         --
Intermediate Tax-Exempt     10,197          97      7,456         966          471      7,746         --
Massachusetts               17,140         617      4,983       1,876        1,276        874      9,980
New Jersey                   6,322         194         --       5,424        1,558        312         --
New York                     6,143         836      4,489          97          229        226         --
Pennsylvania                 4,794          --         --         214           --         --         --
Rhode Island                 1,185          32         --       1,693        4,275      1,554         --

    The Funds have adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly distribution and service fee to the Distributor. The fee rates for each Fund, as a percentage of average daily net assets for each share class, are as follows:

                                  DISTRIBUTION FEE                                   SERVICE FEE
                          -----------------------------------      ------------------------------------------------
                          CLASS B    CLASS C 1      CLASS G 2        CLASS A      CLASS B     CLASS C     CLASS G 2
                          -------    ---------      ---------      ---------      -------     -------     ---------
Connecticut                0.75%       0.75%           0.65%         0.25%         0.25%       0.25%         0.50%
Florida                    0.75%       0.75%            N/A          0.25%         0.25%       0.25%          N/A
Intermediate
   Tax-Exempt              0.75% 4     0.75% 5         0.65%         0.25% 3       0.25% 4     0.25% 5       0.50%
Massachusetts              0.75%       0.75%           0.65%         0.25%         0.25%       0.25%         0.50%
New Jersey                 0.75%       0.75%           0.65%         0.25%         0.25%       0.25%         0.50%
New York                   0.75%       0.75%           0.65%         0.25%         0.25%       0.25%         0.50%
Pennsylvania               0.75%       0.75%            N/A          0.25%         0.25%       0.25%          N/A
Rhode Island               0.75%       0.75%           0.65%         0.25%         0.25%       0.25%         0.50%

1 With the exception of Intermediate Tax-Exempt, the Distributor has voluntarily limited a portion of Class C shares distribution fee so that the combined distribution and service fees will not exceed 0.65% annually of average net assets.

2 Under the Plan, the Funds do not intend to pay more than a total of 0.80% annually for Class G shares.

3 The Distributor has contractually limited a portion of Intermediate Tax-Exempt's Class A shares service fee so that it will not exceed 0.20% annually of average net assets.

4 The Distributor has contractually limited a portion of Intermediate Tax-Exempt's Class B shares distribution and service fees so that combined they will not exceed 0.85% annually of average net assets.

5 The Distributor has contractually limited a portion of Intermediate Tax-Exempt's Class C shares distribution and service fees so that combined they will not exceed 0.85% annually of average net assets. In addition, the Distributor has voluntarily limited a portion of Intermediate Tax-Exempt's Class C shares distribution fee so that the combined distribution and service fees will not exceed 0.40% annually of average net assets.

    The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

    Connecticut, Intermediate Tax-Exempt, Massachusetts, New Jersey, New York and Rhode Island have adopted plans that permit them to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed each Fund's net investment income attributable to Class T shares. The Distributor has voluntarily limited the Class T shareholder service fees paid by the each Fund (except Rhode Island) to an amount not to exceed 0.15% annually. No fees were charged under the Class T service plan, with respect to Rhode Island for the year ended October 31, 2003.

    Prior to July 22, 2002, PFPC Distributors, Inc. a wholly owned subsidiary of PFPC and an indirect, wholly owned subsidiary of PNC Financial Services Group, acted as the exclusive distributor to the Fund.

FEE WAIVERS

    Columbia has agreed to waive certain fees for Class B and Class C shares of the Intermediate Tax-Exempt Fund and Class G shares of New Jersey and New York. Columbia has contractually agreed to maintain this waiver for a one-year period from the date of the reorganization, November 25, 2002, November 18, 2002 and November 25, 2002, respectively, of the respective predecessor Galaxy Fund into each Fund. After that time, the waiver may be revised or discontinued at any time. For the year ended October 31, 2003, Columbia waived fees of the Funds, based on each class' average net assets, as follows:

                            CLASS B      CLASS C      CLASS G
                            -------      -------      -------
Intermediate Tax-Exempt       0.03%        0.01%         N/A
New Jersey                     N/A          N/A         0.06%
New York                       N/A          N/A         0.08%

CUSTODY CREDITS

    Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Funds could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

    The Funds pay no compensation to its officers, all of whom are employees of Columbia or its affiliates.

    The Funds' Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

5.  PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

    For the year ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

                                PURCHASES           SALES
                              ------------      ------------
Connecticut                   $ 54,573,931      $ 26,960,208
Florida                         25,703,140        28,241,114
Intermediate Tax-Exempt         49,462,269       142,360,195
Massachusetts                   43,038,700        54,930,020
New Jersey                      12,079,870         6,610,025
New York                        33,852,506        10,335,102
Pennsylvania                     7,113,005         3,302,738
Rhode Island                    27,006,839        20,976,918

6.  LINE OF CREDIT

    The Funds and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Funds based on their borrowings. In addition, the Funds have agreed to pay commitment fees on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Funds participated in a separate credit agreement with terms similar to their existing agreement. For the year ended October 31, 2003, the Funds did not borrow under these arrangements.

7.  CONCENTRATION OF CREDIT RISK

    Connecticut, Florida, Massachusetts, New Jersey, New York, Pennsylvania and Rhode Island invest primarily in debt obligations issued by the respective states and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Funds, as non-diversified investment portfolios, are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

8.  BUSINESS COMBINATIONS AND MERGERS

    Each Fund is the successor to a separate series of The Galaxy Fund ("Galaxy"), a Massachusetts business trust organized on March 31, 1986. The series of Galaxy, to which the Funds succeeded, were reorganized as a separate series of the Trust.

    As of the end of business on November 15, 2002, the Galaxy Connecticut Municipal Bond Fund ("CTMBF"), previously a series fund of Galaxy, merged into Galaxy Connecticut Intermediate Municipal Bond Fund. The combined Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, previously a series fund of Galaxy, was reorganized as Liberty Connecticut Intermediate Municipal Bond Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Liberty Connecticut Intermediate Municipal Fund received a tax-free transfer of assets from Galaxy Connecticut Intermediate Municipal Bond Fund and CTMBF as follows:

                 SHARES         NET ASSETS OF      UNREALIZED
                 ISSUED        CTMBF RECEIVED     APPRECIATION 1
               ---------       --------------    ---------------
CTMBF          5,052,077         $ 55,480,227       $ 3,695,139

NET ASSETS OF                       NET ASSETS OF
   GALAXY                             LIBERTY
CONNECTICUT                          CONNECTICUT
INTERMEDIATE      NET ASSETS OF     INTERMEDIATE
  MUNICIPAL           CTMBF           MUNICIPAL
  BOND FUND        IMMEDIATELY        BOND FUND
  PRIOR TO          PRIOR TO            AFTER
 COMBINATION       COMBINATION       COMBINATION
--------------    --------------    -------------
$  126,839,980      $ 55,480,227    $ 182,320,207

1 Unrealized appreciation is included in the respective Net Assets Received amount shown above.

    As of the end of business on November 22, 2002, the Galaxy Tax-Exempt Bond Fund ("GTEBF"), previously a series fund of Galaxy, Galaxy II Municipal Bond Fund ("GMBF"), previously a series fund of Galaxy II, and Stein Roe Intermediate Municipals Fund ("SRIMF"), previously a series fund of Stein Roe Funds Municipal Trust, merged into Galaxy Intermediate Tax-Exempt Bond Fund. The combined Fund, Galaxy Intermediate Tax-Exempt Bond Fund, previously a series fund of Galaxy, was reorganized as Liberty Intermediate Tax-Exempt Bond Fund. Class A, Class B, Class C and Class Z shares were issued in exchange for Class A, Class B Class C and Class S shares of SRIMF, respectively. Class Z shares were issued in exchange for Trust shares of GMBF. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Liberty Intermediate Tax-Exempt Bond Fund received a tax-free transfer of assets from Galaxy Intermediate Tax-Exempt Bond Fund, GTEBF, GMBF and SRIMF as follows:

                                NET ASSETS OF
                SHARES         GTEBF, GMBF AND     UNREALIZED
                ISSUED         SRIMF RECEIVED     APPRECIATION 1
              ----------       ---------------    --------------
GTEBF         19,562,763         $ 206,150,025      $ 12,412,779
GMBF           3,778,536            39,825,556         1,442,581
SRIMF         13,171,973           138,847,697        11,142,808

NET ASSETS OF     NET ASSETS OF     NET ASSETS OF
   GALAXY         GTEBF, GMBF          LIBERTY
INTERMEDIATE          AND           INTERMEDIATE
 TAX-EXEMPT           SRIMF          TAX-EXEMPT
  BOND FUND        IMMEDIATELY        BOND FUND
  PRIOR TO          PRIOR TO            AFTER
 COMBINATION       COMBINATION       COMBINATION
-------------    --------------     -------------
$ 268,826,917     $ 384,823,278     $ 653,650,195

1 Unrealized appreciation is included in the respective Net Assets Received amount shown above.

                       See Notes to Financial Statements.

    As of the end of business on December 6, 2002, the Galaxy Massachusetts Municipal Bond Fund ("GMAMBF"), previously a series fund of Galaxy, merged into Galaxy Massachusetts Intermediate Municipal Bond Fund. The combined Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, previously a series fund of Galaxy, was reorganized as Liberty Massachusetts Intermediate Municipal Bond Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Liberty Massachusetts Intermediate Municipal Fund received a tax-free transfer of assets from Galaxy Massachusetts Intermediate Municipal Bond Fund and GMAMBF as follows:

                SHARES        NET ASSETS OF       UNREALIZED
                ISSUED       GMAMBF RECEIVED     APPRECIATION 1
              ----------     ---------------     --------------
GMAMBF        11,016,062      $  118,136,148        $ 6,020,630

 NET ASSETS OF                       NET ASSETS OF
    GALAXY                              LIBERTY
 MASSACHUSETTS                       MASSACHUSETTS
 INTERMEDIATE     NET ASSETS OF      INTERMEDIATE
MUNICIPAL BOND       GMAMBF         MUNICIPAL BOND
     FUND          IMMEDIATELY           FUND
   PRIOR TO         PRIOR TO             AFTER
  COMBINATION      COMBINATION        COMBINATION
--------------   --------------     --------------
 $ 290,707,153    $ 118,136,148      $ 408,843,301

1 Unrealized appreciation is included in the respective Net Assets Received amount shown above.

    As of the end of business on November 15, 2002, the Galaxy Florida Municipal Bond Fund, previously a series fund of Galaxy, was reorganized as the Liberty Florida Intermediate Municipal Bond Fund. Class Z shares were issued in exchange for Trust shares. Class A, Class B and Class C shares commenced operations on November 18, 2002.

    As of the end of business on November 15, 2002, the Galaxy New Jersey Municipal Bond Fund, previously a series fund of Galaxy, was reorganized as the Liberty New Jersey Intermediate Municipal Bond Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Class A, Class B and Class C shares commenced operations on November 18, 2002.

    As of the end of business on November 15, 2002, the Galaxy Rhode Island Municipal Bond Fund, previously a series fund of Galaxy, was reorganized as the Liberty Rhode Island Intermediate Municipal Bond Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Class A, Class B and Class C shares commenced operations on November 18, 2002.

    As of the end of business on November 22, 2002, the Galaxy New York Municipal Bond Fund, previously a series fund of Galaxy, was reorganized as the Liberty New York Intermediate Municipal Bond Fund. Class G, Class T and Class Z shares were issued in exchange for Retail B, Retail A and Trust shares, respectively. Class A, Class B and Class C shares commenced operations on November 25, 2002.

    As of the end of business on November 22, 2002, the Galaxy Pennsylvania Municipal Bond Fund, previously a fund of Galaxy, was reorganized as the Liberty Pennsylvania Intermediate Municipal Bond Fund. Class Z shares were issued in exchange for Trust shares. Class A, Class B and Class C shares commenced operations on November 25, 2002.

                       See Notes to Financial Statements.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Columbia Funds Trust V:

Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund

We have audited the accompanying statements of assets and liabilities, including the Portfolios of Investments, of the Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Intermediate Tax-Exempt Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, and Columbia Rhode Island Intermediate Municipal Bond Fund (formerly, Liberty Connecticut Intermediate Municipal Bond Fund, Liberty Florida Intermediate Municipal Bond Fund, Liberty Intermediate Municipal Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund, Liberty New Jersey Intermediate Municipal Bond Fund, Liberty New York Intermediate Municipal Bond Fund, Liberty Pennsylvania Intermediate Municipal Bond Fund, and Liberty Rhode Island Intermediate Municipal Bond Fund, respectively, and prior to that, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Intermediate Municipal Bond Fund, Galaxy Intermediate Municipal Bond Fund, Galaxy Massachusetts Intermediate Municipal Bond Fund, Galaxy New Jersey Intermediate Municipal Bond Fund, Galaxy New York Intermediate Municipal Bond Fund, Galaxy Pennsylvania Intermediate Municipal Bond Fund, and Galaxy Rhode Island Intermediate Municipal Bond Fund, respectively) (collectively, the "Funds") (eight of the series constituting Columbia Funds Trust V (formerly, Liberty Funds Trust V), as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Intermediate Tax-Exempt Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Pennsylvania Intermediate Municipal Bond Fund, and Columbia Rhode Island Intermediate Municipal Bond Fund of the Columbia Funds Trust V at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 9, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

99.18% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $442,442.

98.91% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $270,240.

99.78% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $241,013.

100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

99.99% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Funds. Messrs. Simpson and Woolworth had been directors/trustees of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Funds were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Funds now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the Fund's distributor at 800-345-6611.

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                    YEAR FIRST                                                     COLUMBIA FUNDS
                                    ELECTED OR                                                         COMPLEX          OTHER
                         POSITION   APPOINTED         PRINCIPAL OCCUPATION(s)                        OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS  TO OFFICE 1       DURING PAST FIVE YEARS                       TRUSTEE/DIRECTOR      HELD
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker       Trustee         1996      Executive Vice President-Strategy of                  124          Orbitz
(age 48)                                          United Airlines (airline) since December,                          (an online
P.O. Box 66100                                    2002 (formerly President of UAL Loyalty                            ticket broker)
Chicago, IL 60666                                 Services (airline) from September, 2001 to
                                                  December, 2002; Executive Vice President
                                                  and Chief Financial Officer of United
                                                  Airlines from March, 1993 to September,
                                                  2001; Senior Vice President and Chief
                                                  Financial Officer of UAL, Inc. prior thereto).

Janet Langford Kelly    Trustee         1996      Chief Administrative Officer and Senior               124          None
(age 45)                                          Vice President, Kmart Holding
3100 West Beaver Road                             Corporation since September, 2003
Troy, MI 48084-3163                               (formerly Executive Vice President-Corporate
                                                  Development and Administration, General
                                                  Counsel and Secretary, Kellogg Company
                                                  (food manufacturer), from September,
                                                  1999 to  August, 2003; Senior Vice
                                                  President, Secretary and General Counsel,
                                                  Sara Lee Corporation (branded,
                                                  packaged, consumer-products
                                                  manufacturer) from January,
                                                  1995 to September, 1999).

Richard W. Lowry        Trustee         1995      Private Investor since August, 1987                   126 3        None
(age 67)                                          (formerly Chairman and Chief Executive
10701 Charleston Drive                            Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                              (building products manufacturer)).

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS IN
                                            YEAR FIRST                                              COLUMBIA FUNDS
                                            ELECTED OR                                                  COMPLEX          OTHER
                               POSITION      APPOINTED          PRINCIPAL OCCUPATION(s)               OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE          WITH FUNDS   TO OFFICE 1         DURING PAST FIVE YEARS              TRUSTEE/DIRECTOR      HELD
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(CONTINUED)

Charles R. Nelson              Trustee         1981      Professor of Economics, University of           124          None
(age 61)                                                 Washington, since January, 1976; Ford and
Department of Economics                                  Louisa Van Voorhis Professor of Political
University of Washington                                 Economy, University of Washington, since
Seattle, WA 98195                                        September, 1993; Director, Institute for
                                                         Economic Research, University of
                                                         Washington, since September, 2001;
                                                         Adjunct Professor of Statistics,
                                                         University of Washington, since
                                                         September, 1980;  Associate Editor,
                                                         Journal of Money Credit and Banking,
                                                         since September, 1993; consultant on
                                                         econometric and statistical matters.

John J. Neuhauser              Trustee         1985      Academic Vice President and Dean of             127 3,4      Saucony, Inc.
(age 60)                                                 Faculties since August, 1999, Boston                         (athletic
84 College Road                                          College (formerly Dean, Boston                               footwear);
Chestnut Hill, MA 02467-3838                             College School of Management from                            SkillSoft Corp
                                                         September, 1977 to September, 1999).                         (e-learning)

Patrick J. Simpson             Trustee         2000      Partner, Perkins Coie L.L.P. (formerly          124          None
(age 58)                                                 Partner, Stoel Rives Boley Jones & Grey).
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel              Trustee         1998      Business Consultant since 1999                  124          None
(age 67)                                                 (formerly Professor of Finance from
2208 Tawny Woods Place                                   1975 to 1999 and Dean from 1977 to
Boise, ID 83706                                          1991, College of Business, Boise State
                                                         University); Chartered Financial Analyst.

Thomas C. Theobald             Trustee         1996      Managing Director, William Blair Capital        124          Anixter
(age 66)                                                 Partners (private equity investing) since                    International
27 West Monroe Street,                                   September, 1994 (formerly Chief Executive                    (network
Suite 3500                                               Officer and Chairman of the Board                            support
Chicago, IL 60606                                        of Directors, Continental Bank                               equipment
                                                         Corporation prior thereto).                                  distributor),
                                                                                                                      Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                      estate
                                                                                                                      management
                                                                                                                      services) and
                                                                                                                      MONY Group
                                                                                                                      (life
                                                                                                                      insurance)

Anne-Lee Verville              Trustee         1998      Author and speaker on educational               125 4        Chairman of
(age 58)                                                 systems needs (formerly General                              the Board of
359 Stickney Hill Road                                   Manager, Global Education Industry                           Directors,
Hopkinton, NH 03229                                      from 1994 to 1997, and President,                            Enesco Group,
                                                         Applications Solutions Division from                         Inc.
                                                         1991 to 1994, IBM Corporation                                (designer,
                                                         (global education and global                                 importer and
                                                         applications)).                                              distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles)

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS IN
                                     YEAR FIRST                                                 COLUMBIA FUNDS
                                     ELECTED OR                                                    COMPLEX            OTHER
                         POSITION     APPOINTED             PRINCIPAL OCCUPATION(s)               OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE   WITH FUNDS   TO OFFICE 1            DURING PAST FIVE YEARS              TRUSTEE/DIRECTOR       HELD
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(CONTINUED)

Richard L. Woolworth    Trustee          1991       Chairman and Chief Executive Officer,            124           NW Natural
(age 62)                                            The Regence Group (healthcare                                  (natural gas
100 S.W. Market Street                              maintenance organization) (formerly                            service provider)
#1500                                               Chairman and Chief Executive Officer,
Portland, OR 97207                                  BlueCross BlueShield of Oregon;
                                                    Certified Public Accountant, Arthur
                                                    Young & Company).

INTERESTED TRUSTEES

William E. Mayer2       Trustee          1994       Managing Partner, Park Avenue Equity             126 3         Lee Enterprises
(age 63)                                            Partners (private equity) since February,                      (print media),
399 Park Avenue                                     1999 (formerly Founding Partner,                               WR Hambrecht
Suite 3204                                          Development Capital LLC from November                          + Co. (financial
New York, NY 10022                                  1996 to February, 1999; Dean and                               service provider)
                                                    Professor, College of Business and                             and First Health
                                                    Management, University of Maryland                             (healthcare)
                                                    from October, 1992 to November, 1996).

Joseph R. Palombo2      Trustee,         2000       Executive Vice President and Chief               125 5         None
(age 50)                Chairman                    Operating Officer of Columbia Management
One Financial Center    of the                      Group, Inc. since December, 2001 and
Boston, MA 02111        Board and                   Director, Executive Vice President and
                        President                   Chief Operating Officer of Columbia
                                                    Management Advisors, Inc. (Advisor)
                                                    since April, 2003 (formerly Chief
                                                    Operations Officer of Mutual Funds,
                                                    Liberty Financial Companies, Inc. from
                                                    August, 2000 to November, 2001;
                                                    Executive Vice President of Stein Roe &
                                                    Farnham Incorporated (Stein Roe) from
                                                    April, 1999 to April, 2003; Director of
                                                    Colonial Management Associates, Inc.
                                                    (Colonial) from April, 1999 to April,
                                                    2003; Director of Stein Roe from
                                                    September, 2000 to April, 2003)
                                                    President of Columbia Funds and Galaxy
                                                    Funds since February, 2003 (formerly
                                                    Vice President from September 2002 to
                                                    February 2003); Manager of Stein Roe
                                                    Floating Rate Limited Liability Company
                                                    since October, 2000; (formerly Vice
                                                    President of the Columbia Funds from
                                                    April, 1999 to August, 2000; Chief
                                                    Operating Officer and Chief Compliance
                                                    Officer, Putnam Mutual Funds from
                                                    December, 1993 to March, 1999).

1 In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

3 Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

5 Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                          This page left blank intentionally.

OFFICERS AND TRANSFER AGENT

                          POSITION       YEAR FIRST
                            WITH         ELECTED OR
                          COLUMBIA       APPOINTED
NAME, ADDRESS AND AGE      FUNDS         TO OFFICE                PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Vicki L. Benjamin         Chief             2001           Controller of the Columbia Funds and of the Liberty All-Star Funds since
(Age 42)                  Accounting                       May, 2002; Chief Accounting Officer of the Columbia Funds and Liberty
One Financial Center      Officer and                      All-Star Funds since June, 2001; Controller and Chief Accounting Officer
Boston, MA 02111          Controller                       of Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                           Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                           Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from
                                                           July, 1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton      Treasurer         2000           Treasurer of the Columbia Funds and of the Liberty All-Star Funds since
(Age 39)                                                   December, 2000; Vice President of the Advisor since April, 2003 (formerly
One Financial Center                                       Controller of the Liberty Funds and of the Liberty All-Star Funds from
Boston, MA 02111                                           February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                           September 2002; Treasurer, Columbia Management Multi-Strategy Hedge
                                                           Fund, LLC since December, 2002 (formerly Vice President of Colonial from
                                                           February, 1998 to October, 2000 and Senior Tax Manager, Coopers &
                                                           Lybrand, LLP from April, 1996 to January, 1998).

David A. Rozenson         Secretary         2003           Secretary of the Columbia Funds and of the Liberty All-Star Funds since
(Age 49)                                                   December, 2003; Senior Counsel, Fleet Boston Financial Corporation since
One Financial Center                                       January, 1996. Associate General Counsel, Columbia Management Group
Boston, MA 02111                                           since November, 2002.

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Columbia Tax Exempt Bond Funds is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

PLEASE NOTE OUR NEW NAME AS OF OCTOBER 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Exempt Bond Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

ANNUAL REPORT:

Columbia Tax Exempt Bond Funds

COLUMBIA TAX EXEMPT BOND FUNDS ANNUAL REPORT OCTOBER 31, 2003

                                                        PRSRT STD
                                                       U.S. Postage
                                                          PAID
                                                      Holliston, MA
                                                      Permit NO. 20

[Eagle head LOGO] Columbia Funds

                  A Member of Columbia Management Group

                  (c)2003 Columbia Funds Distributor, Inc.
                  One Financial Center, Boston, MA 02111-2621
                  800.426.3750 www.columbiafunds.com

                                                CSI-02/240Q-1003 (12/03) 03/3746

                                                          Columbia Massachusetts
                                                             Tax Exempt Fund

                                                              Annual Report
                                                            October 31, 2003




                            [PHOTO OF SMILING WOMAN]



                             We are Columbia Funds!



   INSIDE  Management's discussion of the changes effective October 13, 2003.

PRESIDENT'S MESSAGE

[Joseph R. Palombo Photo]

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Massachusetts Tax-Exempt Fund was changed to Columbia Massachusetts Tax-Exempt Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Gary Swayze discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

NET ASSET VALUE PER SHARE as of 10/31/03 ($)
         Class A                                8.16
         Class B                                8.16
         Class C                                8.16

DISTRIBUTIONS DECLARED PER SHARE 2/1/03-10/31/03 ($)
         Class A                                0.25
         Class B                                0.21
         Class C                                0.22

   A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION
Value of a $10,000 investment
11/1/93 - 10/31/03

PERFORMANCE OF A $10,000 INVESTMENT
11/1/93 - 10/31/03 ($)
                  without    with
                   sales     sales
                  charge    charge
-----------------------------------
Class A           17,430    16,602
-----------------------------------
Class B           16,180    16,180
-----------------------------------
Class C           16,949    16,949

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/03 (%)

Share class                                   A                          B                          C
Inception                                  4/10/87                     6/8/92                     8/1/97
---------------------------------------------------------------------------------------------------------------
                                     without        with        without        with        without        with
                                      sales        sales         sales        sales         sales        sales
                                     charge        charge       charge        charge       charge        charge
---------------------------------------------------------------------------------------------------------------
9-month (cumulative)                  4.40         -0.56         3.82         -1.18         4.05          3.05
---------------------------------------------------------------------------------------------------------------
1-year                                5.72          0.70         4.94         -0.06         5.25          4.25
---------------------------------------------------------------------------------------------------------------
5-year                                5.52          4.49         4.74          4.40         5.05          5.05
---------------------------------------------------------------------------------------------------------------
10-year                               5.71          5.20         4.93          4.93         5.42          5.42
---------------------------------------------------------------------------------------------------------------

Average annual total return as of 9/30/03 (%)

Share class                                   A                          B                          C
---------------------------------------------------------------------------------------------------------------
                                     without        with        without        with        without        with
                                      sales        sales         sales        sales         sales        sales
                                     charge        charge       charge        charge       charge        charge
---------------------------------------------------------------------------------------------------------------
9-month (cumulative)                  4.52         -0.45         3.93         -1.07         4.17          3.17
---------------------------------------------------------------------------------------------------------------
1-year                                4.31         -0.65         3.53         -1.46         3.84          2.84
---------------------------------------------------------------------------------------------------------------
5-year                                5.63          4.61         4.85          4.52         5.16          5.16
---------------------------------------------------------------------------------------------------------------
10-year                               5.83          5.32         5.05          5.05         5.54          5.54
---------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

[Performance Graph]

                                             CLASS A SHARES WITHOUT SALES   CLASS A SHARES WITH SALES   LEHMAN BROTHERS MUNICIPAL
                                                        CHARGE                       CHARGE                    BOND INDEX
                                             ----------------------------   -------------------------   -------------------------

11/1993                                                10000.00                      9525.00                    10000.00

                                                        9911.00                      9440.00                     9912.00

                                                       10094.00                      9615.00                    10121.00

                                                       10216.00                      9731.00                    10237.00

                                                        9987.00                      9512.00                     9971.00

                                                        9592.00                      9137.00                     9566.00

                                                        9653.00                      9194.00                     9647.00

                                                        9738.00                      9276.00                     9731.00

                                                        9684.00                      9224.00                     9671.00

                                                        9861.00                      9393.00                     9848.00

                                                        9883.00                      9413.00                     9883.00

                                                        9723.00                      9261.00                     9738.00

                                                        9496.00                      9045.00                     9564.00

                                                        9256.00                      8816.00                     9391.00

                                                        9516.00                      9064.00                     9598.00

                                                        9857.00                      9389.00                     9872.00

                                                       10133.00                      9651.00                    10160.00

                                                       10222.00                      9736.00                    10276.00

                                                       10243.00                      9757.00                    10289.00

                                                       10535.00                     10035.00                    10617.00

                                                       10367.00                      9874.00                    10525.00

                                                       10428.00                      9933.00                    10625.00

                                                       10572.00                     10070.00                    10759.00

                                                       10662.00                     10155.00                    10827.00

                                                       10876.00                     10359.00                    10984.00

                                                       11105.00                     10578.00                    11167.00

                                                       11264.00                     10729.00                    11274.00

                                                       11326.00                     10788.00                    11359.00

                                                       11190.00                     10659.00                    11282.00

                                                       10983.00                     10462.00                    11138.00

                                                       10932.00                     10412.00                    11107.00

                                                       10937.00                     10418.00                    11102.00

                                                       11057.00                     10532.00                    11223.00

                                                       11149.00                     10620.00                    11324.00

                                                       11140.00                     10611.00                    11322.00

                                                       11306.00                     10769.00                    11480.00

                                                       11444.00                     10901.00                    11610.00

                                                       11657.00                     11103.00                    11823.00

                                                       11591.00                     11040.00                    11773.00

                                                       11598.00                     11047.00                    11795.00

                                                       11709.00                     11153.00                    11904.00

                                                       11552.00                     11003.00                    11746.00

                                                       11663.00                     11109.00                    11844.00

                                                       11819.00                     11258.00                    12023.00

                                                       11961.00                     11393.00                    12152.00

                                                       12304.00                     11720.00                    12488.00

                                                       12173.00                     11594.00                    12371.00

                                                       12316.00                     11731.00                    12518.00

                                                       12399.00                     11810.00                    12598.00

                                                       12435.00                     11844.00                    12673.00

                                                       12637.00                     12037.00                    12858.00

                                                       12752.00                     12147.00                    12990.00

                                                       12741.00                     12136.00                    12994.00

                                                       12744.00                     12138.00                    13006.00

                                                       12682.00                     12080.00                    12947.00

                                                       12892.00                     12279.00                    13152.00

                                                       12959.00                     12343.00                    13203.00

                                                       12975.00                     12359.00                    13236.00

                                                       13190.00                     12563.00                    13441.00

                                                       13370.00                     12735.00                    13609.00

                                                       13323.00                     12691.00                    13609.00

                                                       13357.00                     12722.00                    13657.00

                                                       13394.00                     12758.00                    13691.00

                                                       13547.00                     12903.00                    13854.00

                                                       13426.00                     12789.00                    13793.00

                                                       13413.00                     12776.00                    13812.00

                                                       13445.00                     12806.00                    13847.00

                                                       13327.00                     12694.00                    13766.00

                                                       13122.00                     12498.00                    13568.00

                                                       13165.00                     12540.00                    13617.00

                                                       13011.00                     12393.00                    13508.00

                                                       12994.00                     12377.00                    13513.00

                                                       12822.00                     12213.00                    13368.00

                                                       12928.00                     12313.00                    13509.00

                                                       12841.00                     12231.00                    13408.00

                                                       12738.00                     12133.00                    13349.00

                                                       12933.00                     12319.00                    13504.00

                                                       13258.00                     12628.00                    13798.00

                                                       13170.00                     12545.00                    13717.00

                                                       13012.00                     12394.00                    13645.00

                                                       13393.00                     12757.00                    14007.00

                                                       13597.00                     12951.00                    14202.00

                                                       13836.00                     13179.00                    14420.00

                                                       13746.00                     13093.00                    14345.00

                                                       13933.00                     13271.00                    14502.00

                                                       14082.00                     13413.00                    14612.00

                                                       14608.00                     13914.00                    14973.00

                                                       14687.00                     13989.00                    15121.00

                                                       14760.00                     14059.00                    15170.00

                                                       14880.00                     14173.00                    15306.00

                                                       14554.00                     13862.00                    15141.00

                                                       14769.00                     14068.00                    15304.00

                                                       14905.00                     14197.00                    15407.00

                                                       15251.00                     14526.00                    15635.00

                                                       15559.00                     14820.00                    15893.00

                                                       15427.00                     14694.00                    15839.00

                                                       15663.00                     14919.00                    16027.00

                                                       15453.00                     14719.00                    15893.00

                                                       15287.00                     14561.00                    15742.00

                                                       15509.00                     14772.00                    16014.00

                                                       15753.00                     15004.00                    16206.00

                                                       15322.00                     14595.00                    15889.00

                                                       15701.00                     14955.00                    16198.00

                                                       15801.00                     15051.00                    16297.00

                                                       15982.00                     15222.00                    16470.00

                                                       16204.00                     15434.00                    16682.00

                                                       16424.00                     15644.00                    16883.00

                                                       16848.00                     16048.00                    17252.00

                                                       16477.00                     15695.00                    16966.00

                                                       16331.00                     15555.00                    16895.00

                                                       16814.00                     16015.00                    17251.00

                                                       16686.00                     15894.00                    17208.00

                                                       17055.00                     16245.00                    17449.00

                                                       17051.00                     16242.00                    17459.00

                                                       17213.00                     16396.00                    17575.00

                                                       17732.00                     16889.00                    17986.00

                                                       17581.00                     16746.00                    17910.00

                                                       16693.00                     15900.00                    17283.00

                                                       16900.00                     16097.00                    17413.00

                                                       17574.00                     16740.00                    17925.00

10/31/03                                               17430.00                     16602.00                    17833.00


PORTFOLIO MANAGER'S REPORT

   SEC YIELDS as of 10/31/03 (%)

    Class A                                        3.37
    Class B                                        2.78
    Class C                                        3.07

   The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 2.68% for class C shares.

   TAXABLE-EQUIVALENT SEC YIELDS
   as of 10/31/03 (%)

    Class A                                        5.49
    Class B                                        4.53
    Class C                                        5.00

   Taxable-equivalent SEC yields are based on the maximum effective 38.64% federal and state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

   TOP 5 SECTORS as of 10/31/03 (%)

    Education                                      20.0
    Water & sewer                                  19.4
    Hospital                                       11.8
    State general obligations                      10.2
    Refunded/escrowed                               6.3

   Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these sector breakdowns in the future.

The Board of Trustees for Columbia Massachusetts Tax-Exempt Fund has approved the change of the fund's fiscal year end from January 31 to October 31. As a result, this report covers the nine-month period since the last annual report. The next report you receive will be for the six-month period from November 1, 2003, through April 30, 2004.

For the nine-month period ended October 31, 2003, class A shares of Columbia Massachusetts Tax-Exempt Fund returned 4.40% without sales charge. This exceeded the Lehman Brothers Municipal Bond Index, which returned 3.63%, and the Lipper Massachusetts Municipal Debt Funds Category, which returned an average of 3.25% for the same period.(1) The fund benefited from timely hedging -- a strategy that offset some of the investment risks associated with interest rate changes.

A volatile period for municipal bonds

Municipal bond yields started and ended the period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a policy shift from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. The Fed began to view a further substantial fall in inflation as "unwelcome." Treasuries were boosted by speculative buying and by institutional investors, who used them to restore the volatility of mortgage portfolios. During this time, intermediate and long maturity municipals outperformed shorter issues.

The environment for bonds changed markedly during July, when stronger economic growth was paced by consumer spending, capital spending and housing sales. In the face of this good news, bond prices declined and yields rose on concerns of rising inflation, but the market later recouped some of its losses to end the period close to where it started. In a rising interest rate environment, the fund's longer duration -- a measure of its interest rate


-----------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

sensitivity -- did not help performance, nor did its position in non-callable bonds, which offer slightly lower yields than bonds that can be redeemed before their due dates.

Massachusetts budget outlook stabilizes

The Massachusetts budget for 2003-04 made significant strides in remedying the nearly $2.5 billion of structural imbalance in the Commonwealth's operating budget. While the budget still contains roughly $400 million - 1.8% of the budget -- in non-recurring funding, this is much less than other similarly-rated states. Additionally, the Commonwealth has maintained a reserve fund in excess of $750 million. While Massachusetts credit position has generally stabilized, the Commonwealth still faces the prospect of budget imbalances in coming years. Ultimately, we believe a return to modest economic growth will be key to structural budgetary balance.


/s/ GARY SWAYZE

Gary Swayze has managed Columbia Massachusetts Tax-Exempt Fund since July 1998.

 Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

MATURITY BREAKDOWN (%)
[BAR CHART]

                                                                       AS OF 10/31/01                     AS OF 1/31/03
                                                                       --------------                     -------------
0-5 years                                                                   2.20                               4.80
5-7 years                                                                   9.30                               5.30
7-10 years                                                                  6.70                              11.00
10-15 years                                                                32.90                              23.40
15-20 years                                                                27.40                              29.70
20-25 years                                                                 7.80                               8.20
25 years and over                                                          12.80                              16.30
Net cash equivalent                                                         0.90                               1.30


Maturity breakdown is calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this maturity breakdown in the future.


QUALITY BREAKDOWN  AS OF 10/31/03 (%)
[PERFORMANCE PIE CHART]

AAA                                  AA                 A                BBB               BB             NON-RATED
---                                  --                 -                ---               --             ---------
60.6                                19.70             6.40              8.60              1.30              2.50

AAA                            CASH EQUIVALENT
---                            ---------------
60.6                                0.90


Quality breakdown is calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this quality breakdown in the future.

INVESTMENT PORTFOLIO

October 31, 2003

MUNICIPAL BONDS - 98.4%                               PAR          VALUE
------------------------------------------------------------------------
EDUCATION - 20.7%
EDUCATION - 20.0%
State College Building Authority:
  Series 1999 A:
    (a) 05/01/18                               $7,760,000   $  3,917,481
    (a) 05/01/23                                6,000,000      2,217,600
    7.500% 05/01/14                             1,825,000      2,377,792
State Development Finance Agency:
  Boston University,
  Series 1999 P,
    6.000% 05/15/59                             1,000,000      1,085,770
  College of Pharmacy & Allied Health
    Services:
  Series 1999 B,
    6.625% 07/01/20                               765,000        825,496
  Series 2003,
    5.750% 07/01/33                             1,000,000        980,390
  Deerfield Academy,
  Series 2003 A,
    5.000% 10/01/15                               805,000        874,866
  Western New England College,
  Series 2002,
    5.875% 12/01/22                               905,000        906,991
State Health & Educational Facilities
  Authority:
  Brandeis University,
  Series 1998 I,
    4.750% 10/01/28                             6,500,000      6,381,440
  Harvard University,
  Series 1991 N,
    6.250% 04/01/20                             2,450,000      2,969,376
  Learning Center for Deaf Children,
  Series 1999 C,
    6.100% 07/01/19                             1,000,000        991,430
  Massachusetts Institute of Technology:
  Series 2002 K:
    5.375% 07/01/17                             4,250,000      4,807,642
    5.500% 07/01/32                             1,500,000      1,680,915
  Series 2003 L,
    5.000% 07/01/18                             2,500,000      2,714,350
  Tufts University, Series 2002 J:
    5.500% 08/15/16                             1,250,000      1,426,762
    5.500% 08/15/18                             1,000,000      1,137,320
  University of Massachusetts:
  Series 2000 A,
    5.850% 10/01/20                             2,000,000      2,257,220
  Series 2002 C,
    5.500% 10/01/16                               500,000        554,580
  Wellesley College,
  Series 2003,
    5.000% 07/01/21                             1,000,000      1,037,190

                                                      PAR          VALUE
------------------------------------------------------------------------
State Industrial Finance Agency:
  Cambridge Friends School,
  Series 1998,
    5.750% 09/01/18                            $1,000,000   $  1,020,270
  Concord Academy,
  Series 1997,
    5.500% 09/01/27                             1,250,000      1,254,837
  St. John's High School,
  Series 1998,
    5.700% 06/01/18                             1,000,000      1,030,900
  Tabor Academy,
  Series 1998,
    5.400% 12/01/18                             1,000,000      1,018,790
University of Massachusetts Building
  Authority,
  Series 2003 1,
    5.250% 11/01/14                             1,155,000      1,281,080
                                                            ------------
                                                              44,750,488
                                                            ------------
STUDENT LOAN - 0.7%
State Educational Financing Authority,
  Series 2002 E,
    5.000% 01/01/13                             1,500,000      1,584,270
                                                            ------------
------------------------------------------------------------------------
HEALTH CARE - 16.6%
CONGREGATE CARE RETIREMENT - 1.7%
Boston Industrial Development Financing
  Authority:
  Crosstown Center Hotel LLC,
  Series 2002,
    6.500% 09/01/35                             2,000,000      1,958,980
  Springhouse, Inc.,
  Series 1988,
    5.875% 07/01/18                               950,000        931,532
State Development Finance Agency,
  Loomis Communities Project,
  Series 2002 A,
    6.900% 03/01/32                             1,000,000      1,023,340
                                                            ------------
                                                               3,913,852
                                                            ------------
HEALTH SERVICES - 0.6%
State Development Finance Agency,
  Boston Biomedical Research Institute,
  Series 1999,
    5.750% 02/01/29                             1,450,000      1,397,539
                                                            ------------

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS - 11.8%
State Development Finance Agency,
  Massachusetts Biomedical Research Corp.,
  Series 2000 C,
    6.250% 08/01/20                            $1,000,000   $  1,064,930
State Health & Educational Facilities
  Authority:
  Berkshire Health System,
  Series 1994 C,
    6.000% 10/01/20                             1,000,000      1,006,400
  Cape Cod Health Care,
  Series 2001 C,
    5.250% 11/15/17                             2,000,000      2,100,380
  Covenant Health System,
  Series 2002,
    6.000% 07/01/31                             1,000,000      1,039,240
  Dana-Farber Cancer Institute,
  Series 1995 G1,
    5.500% 12/01/27                             5,000,000      5,052,450
  Jordan Hospital,
  Series 2003 E,
    6.750% 10/01/33                             1,500,000      1,471,935
  Milford-Whitinsville Regional Hospital:
  Series 1998 C,
    5.375% 07/15/28                               500,000        437,320
  Series 2002 D,
    6.350% 07/15/32                             1,000,000        990,490
  Partners Healthcare System,
  Series 2001 C,
    5.750% 07/01/32                             1,000,000      1,040,020
  South Shore Hospital,
  Series 1999 F:
    5.625% 07/01/19                             2,015,000      2,073,556
    5.750% 07/01/29                             1,000,000      1,012,260
  Winchester Hospital,
  Series 2000 E,
    6.750% 07/01/30                             1,000,000      1,067,770
State Industrial Finance Agency,
  Massachusetts Biomedical Research Corp.,
  Series 1989 A2:
    (a) 08/01/08                                2,000,000      1,734,580
    (a) 08/01/10                                8,000,000      6,228,400
                                                            ------------
                                                              26,319,731
                                                            ------------

                                                      PAR          VALUE
------------------------------------------------------------------------
INTERMEDIATE CARE FACILITY - 0.4%
State Development Finance Agency,
  New England Center for Children,
  Series 1998,
    5.875% 11/01/18                            $  950,000   $    860,016
                                                            ------------
NURSING HOMES - 2.1%
State Industrial Finance Agency:
  Chelsea Jewish Nursing Home,
  Series 1997 A,
    6.500% 08/01/37                               940,000      1,018,264
  GF/Massachusetts, Inc.,
  Series 1994,
    8.300% 07/01/23                             2,230,000      2,267,642
  Woodlawn Manor, Inc.:
  Series 2000 A,
    7.750% 12/01/27                             1,370,000      1,157,212
  Series 2000 B,
    10.250% 06/01/27                              295,000        266,996
                                                            ------------
                                                               4,710,114
                                                            ------------
------------------------------------------------------------------------
HOUSING - 0.6%
SINGLE FAMILY - 0.6%
  State Housing Finance Agency,
  Series 1997 57,
    5.600% 06/01/30                             1,325,000      1,344,689
                                                            ------------
------------------------------------------------------------------------
OTHER - 8.0%
OTHER - 1.7%
State Development Finance Agency:
  WGBH Educational Foundation,
  Series 2002 A,
    5.750% 01/01/42                             2,000,000      2,261,120
  Worcester Redevelopment Authority,
  Series 1999,
    6.000% 06/01/24                             1,300,000      1,406,301
                                                            ------------
                                                               3,667,421
                                                            ------------
REFUNDED/ESCROWED (B) - 6.3%
State,
  Series 1990 B,
    7.000% 07/01/09                             4,385,000      5,244,855
State Turnpike Authority:
  Series 1993 A,
    5.000% 01/01/20                             7,000,000      7,530,670
  Series 1997 C,
    (a) 01/01/20                                3,000,000      1,354,410
                                                            ------------
                                                              14,129,935
                                                            ------------
------------------------------------------------------------------------

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
OTHER REVENUE - 0.5%
RECREATION - 0.5%
State Development Finance Agency,
  YMCA of Greater Boston,
  Series 1998,
    5.450% 11/01/28                            $1,000,000   $    984,180
                                                            ------------
------------------------------------------------------------------------
RESOURCE RECOVERY - 1.1%
DISPOSAL - 0.4%
State Industrial Finance Agency,
  Peabody Monofill Associates, Inc.,
  Series 1995,
    9.000% 09/01/05                               920,000        954,638
                                                            ------------
RESOURCE RECOVERY - 0.7%
State Development Finance Agency,
  Ogden Haverhill Project,
  Series 1998 B,
    5.500% 12/01/19                             1,000,000        953,280
State Industrial Finance Agency,
  Ogden Haverhill Project,
  Series 1998 A,
    5.600% 12/01/19                               500,000        481,780
                                                            ------------
                                                               1,435,060
                                                            ------------
------------------------------------------------------------------------
TAX-BACKED - 19.4%
LOCAL GENERAL OBLIGATIONS - 2.8%
Belchertown,
  Series 2002,
    5.000% 01/15/14                             1,665,000      1,814,384
New Bedford,
  Series 2001,
    5.500% 05/01/16                             2,955,000      3,275,913
Springfield,
  Series 2001,
    5.500% 08/01/15                             1,000,000      1,117,030
                                                            ------------
                                                               6,207,327
                                                            ------------
SPECIAL NON-PROPERTY TAX - 3.0%
PR Commonwealth of Puerto Rico
  Highway & Transportation Authority Revenue:
  Series 1993 W,
    5.500% 07/01/09                               660,000        754,426
  Series 2002 E:
    5.500% 07/01/14                             2,000,000      2,295,780
    5.500% 07/01/18                             1,000,000      1,142,400
    5.500% 07/01/21                             1,670,000      1,887,250

                                                      PAR          VALUE
------------------------------------------------------------------------
PR Commonwealth of Puerto Rico Public
  Buildings Authority,
  Government Facilities,
  Series 2002 C,
    5.500% 07/01/14                            $  500,000   $    554,485
                                                            ------------
                                                               6,634,341
                                                            ------------
STATE APPROPRIATED - 3.4%
Massachusetts Bay Transportation Authority:
  Series 1988,
    7.750% 01/15/06                               150,000        160,580
  Series 2002 A,
    5.250% 07/01/21                             1,000,000      1,054,740
  Series 2003 A,
    5.250% 07/01/12                             2,000,000      2,227,960
PR Commonwealth of Puerto Rico Public Finance
  Corp.:
  Series 1998 A:
    5.375% 06/01/15                             1,000,000      1,137,390
    5.375% 06/01/19                             2,190,000      2,460,596
  Series 2002 E,
    6.000% 08/01/26                               600,000        676,524
                                                            ------------
                                                               7,717,790
                                                            ------------
STATE GENERAL OBLIGATIONS - 10.2%
Massachusetts Bay Transportation Authority:
  Series 1991 A,
    7.000% 03/01/21                             1,500,000      1,932,015
  Series 1992 B,
    6.200% 03/01/16                             3,725,000      4,464,860
  Series 1994 A:
    7.000% 03/01/10                             5,000,000      6,087,200
    7.000% 03/01/11                             2,000,000      2,459,200
    7.000% 03/01/14                             1,250,000      1,575,675
State General Obligation, Consolidated Loan:
  Series 2001 D,
    5.500% 11/01/15                             1,000,000      1,129,620
  Series 2002 E,
    5.250% 01/01/20                             2,000,000      2,217,700
PR Commonwealth of Puerto Rico:
  Series 1998,
    5.250% 07/01/18                             1,000,000      1,073,140
  Series 2001,
    5.500% 07/01/16                             1,750,000      2,008,773
                                                            ------------
                                                              22,948,183
                                                            ------------
------------------------------------------------------------------------

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
TRANSPORTATION - 8.3%
AIR TRANSPORTATION - 2.1%
State Port Authority:
  Delta Airlines, Inc.,
  Series 2001 A:
    5.500% 01/01/15                            $1,985,000   $  2,101,202
    5.500% 01/01/16                             1,000,000      1,051,590
  US Airways, Inc.,
  Series 1999,
    6.000% 09/01/21                             1,500,000      1,555,935
                                                            ------------
                                                               4,708,727
                                                            ------------
AIRPORTS - 2.1%
State Port Authority,
  Series 1999:
    10.000% 07/01/29 (c)                        1,500,000      1,705,065
    10.500% 07/01/29 (c)                        2,500,000      2,908,975
                                                            ------------
                                                               4,614,040
                                                            ------------
TOLL FACILITIES - 3.1%
State Federal Highway,
  Grant Anticipation Notes,
  Series 1998 A,
    5.250% 12/15/12                             1,500,000      1,683,735
State Turnpike Authority,
  Series 1999 A,
    4.750% 01/01/34                             5,500,000      5,353,480
                                                            ------------
                                                               7,037,215
                                                            ------------
TRANSPORTATION - 1.0%
State,
  Series 1998 B,
    (a) 06/15/12                                3,145,000      2,224,081
                                                            ------------
------------------------------------------------------------------------
UTILITY - 23.2%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico Industrial,
  Educational, Medical & Environmental
  Cogeneration Facilities, AES Project,
  Series 2000,
    6.625% 06/01/26                               650,000        671,944
                                                            ------------
JOINT POWER AUTHORITY - 1.6%
State Municipal Wholesale Electric Co.:
  Nuclear Project 3-A,
  Series 2001,
    5.250% 07/01/13                             1,180,000      1,297,304
  Nuclear Project 6-A,
  Series 2001,
    5.250% 07/01/14                             2,000,000      2,179,780
                                                            ------------
                                                               3,477,084
                                                            ------------

                                                      PAR          VALUE
------------------------------------------------------------------------
MUNICIPAL ELECTRIC - 1.9%
State Development Finance Agency,
  Devens Electric System,
  Series 2001,
    6.000% 12/01/30                            $1,000,000   $  1,032,000
PR Commonwealth of Puerto Rico,
  Electric Power Authority:
  Series 1995 Y,
    7.000% 07/01/07                             1,500,000      1,760,340
  Series 2003 NN,
    5.250% 07/01/21                             1,360,000      1,495,565
                                                            ------------
                                                               4,287,905
                                                            ------------
WATER & SEWER - 19.4%
Boston Water & Sewer Commission:
  Series 1992 A,
    5.750% 11/01/13                             1,000,000      1,150,100
  Series 1993 A,
    5.250% 11/01/19                             4,750,000      5,210,275
State Water Pollution Abatement Trust:
  MWRA Program:
  Series 1999 A,
    6.000% 08/01/17                             2,445,000      2,909,452
  Series 2002 A,
    5.250% 08/01/18                             2,000,000      2,152,320
  Series 2003 9,
    5.500% 08/01/15 (d)                         1,000,000      1,140,470
  New Bedford Project,
  Series 1996 A,
    6.000% 02/01/06                               220,000        241,164
  Pool Project:
  Series 1999 5,
    5.500% 08/01/14                             1,085,000      1,212,911
  Series 2001 7:
    5.250% 08/01/12                             1,000,000      1,109,020
    5.250% 02/01/14                             2,000,000      2,188,760
  Series 2002 8,
    5.000% 08/01/17                             1,000,000      1,061,020
State Water Resources Authority:
  Series 1992 A:
    6.500% 07/15/09                             2,000,000      2,382,720
    6.500% 07/15/19                             5,100,000      6,227,865
  Series 1993 C,
    5.250% 12/01/15                             3,750,000      4,180,585
  Series 1995 B,
    6.250% 12/01/13                             5,000,000      6,009,600
  Series 1998 B,
    4.500% 08/01/22                             2,500,000      2,422,825

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
  Series 2002 J:
    5.250% 08/01/19                            $1,000,000   $  1,101,780
    5.500% 08/01/21                             2,500,000      2,796,675
                                                            ------------
                                                              43,497,542
                                                            ------------
TOTAL MUNICIPAL BONDS
  (cost of $203,502,835)                                     220,078,112
                                                            ------------
SHORT-TERM OBLIGATIONS - 0.9%
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (E) - 0.9%
IA State Financial Authority:
  Drake University,
  Series 2001,
    1.150% 07/01/31                               100,000        100,000
  Small Business Development,
  Series 1985,
    1.000% 11/01/15                               300,000        300,000
IA State Higher Education Loan Authority,
  American Institute of Business,
  Series 1998,
    1.200% 11/01/13                               330,000        330,000
IN State Health Facility Financing Authority:
  Fayette Memorial Hospital,
  Series 2002 A,
    1.200% 10/01/32                               200,000        200,000
  Golden Years Homestead,
  Series 2002 A,
    1.100% 06/01/25                               400,000        400,000
MO State Health & Educational Facilities,
  Rockhurst University,
  Series 2002,
    1.150% 11/01/32                                 5,000          5,000
NY New York,
  Series 2003 A-4,
    1.170% 08/01/22                               500,000        500,000
SD Lower Brule Sioux Tribe, Tribal Purpose,
  Series 1999,
    1.100% 11/01/11                               200,000        200,000
                                                            ------------
TOTAL SHORT-TERM OBLIGATIONS (cost of
  $2,035,000)                                                  2,035,000
                                                            ------------

                                                                   VALUE
------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3% (cost of
  $205,537,835)(f)                                          $222,113,112
                                                            ------------
OTHER ASSETS & LIABILITIES, NET - 0.7%                         1,652,887
------------------------------------------------------------------------
NET ASSETS - 100.0%                                         $223,765,999
                                                            ------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------
(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevokable trust, solely for the payment of principal and interest.
(c) Interest rates on variable rate securities change periodically. The rate listed is as of October 31, 2003.
(d) Security purchased on a delayed delivery basis.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of October 31, 2003.
(f) Cost for federal income tax purposes is $205,233,765.

See notes to investment portfolio.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003


-----------------------------------------------------------
ASSETS:
Investments, at cost                           $205,537,835
                                               ------------
Investments, at value                          $222,113,112
Cash                                                 20,263
Receivable for:
  Fund shares sold                                  104,115
  Interest                                        3,422,535
Deferred Trustees' compensation plan                  7,551
                                               ------------
    Total Assets                                225,667,576
                                               ------------
LIABILITIES:
Payable for:
  Investments purchased on a delayed delivery
    basis                                         1,140,470
  Fund shares repurchased                           138,557
  Distributions                                     335,329
  Investment advisory fee                            94,736
  Transfer agent fee                                 55,987
  Pricing and bookkeeping fees                        8,904
  Distribution and service fees                      72,724
Deferred Trustees' fees                               7,551
Other liabilities                                    47,319
                                               ------------
    Total Liabilities                             1,901,577
                                               ------------
NET ASSETS                                     $223,765,999
                                               ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                $203,154,996
Undistributed net investment income                 436,489
Accumulated net realized gain                     3,599,237
Net unrealized appreciation on investments       16,575,277
                                               ------------
NET ASSETS                                     $223,765,999
                                               ============
CLASS A:
Net assets                                     $167,691,807
Shares outstanding                               20,559,371
                                               ------------
Net asset value per share                      $       8.16(a)
                                               ============
Maximum offering price per share
  ($8.16/0.9525)                               $       8.57(b)
                                               ============
CLASS B:
Net assets                                     $ 40,738,970
Shares outstanding                                4,994,954
                                               ------------
Net asset value and offering price per share   $       8.16(a)
                                               ============
CLASS C:
Net assets                                     $ 15,335,222
Shares outstanding                                1,879,820
                                               ------------
Net asset value and offering price per share   $       8.16(a)
                                               ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

STATEMENTS OF OPERATIONS

                                               PERIOD ENDED   YEAR ENDED
                                               OCTOBER 31,    JANUARY 31,
                                                 2003 (A)        2003
-------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                        $8,884,082    $11,779,450
                                                ----------    -----------

EXPENSES:
Investment advisory fee                            860,262      1,106,021
Distribution fee:
  Class B                                          241,743        307,682
  Class C                                           79,674         65,240
Service fee:
  Class A                                          269,849        337,271
  Class B                                           67,279         80,731
  Class C                                           22,175         17,142
Transfer agent fee                                 323,772        317,283
Pricing and bookkeeping fees                        63,960        109,161
Trustees' fees                                       8,971         14,511
Custody fee                                          7,741          9,041
Audit fee                                           30,619         21,035
Other expenses                                      66,251         63,520
                                                ----------    -----------
  Total Expenses                                 2,042,296      2,448,638
Fees waived by Distributor - Class C               (31,901)       (26,148)
Custody earnings credit                               (409)           (66)
                                                ----------    -----------
  Net Expenses                                   2,009,986      2,422,424
                                                ----------    -----------
Net Investment Income                            6,874,096      9,357,026
                                                ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain (loss) on:
  Investments                                    2,300,273      1,896,427
  Futures contracts                                985,635       (772,171)
                                                ----------    -----------
    Net realized gain                            3,285,908      1,124,256
                                                ----------    -----------
Net change in unrealized
  appreciation/depreciation on:
  Investments                                     (967,590)     5,357,063
  Futures contracts                                     --         12,827
                                                ----------    -----------
Net change in unrealized
  appreciation/depreciation                       (967,590)     5,369,890
                                                ----------    -----------
Net Gain                                         2,318,318      6,494,146
                                                ----------    -----------

Net Increase in Net Assets from Operations      $9,192,414    $15,851,172
                                                ==========    ===========

(a) The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                               PERIOD ENDED              Year Ended January 31,
                                               OCTOBER 31,          ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:               2003 (A)               2003                 2002
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $ 6,874,096          $  9,357,026         $ 10,067,959
Net realized gain on investments                 3,285,908             1,124,256              270,081
Net change in unrealized
  appreciation/depreciation on investments
  and futures contracts                           (967,590)            5,369,890              546,184
                                               ------------         ------------         ------------
Net Increase from Operations                     9,192,414            15,851,172           10,884,224
                                               ------------         ------------         ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                       (5,318,064)           (7,661,298)          (7,529,720)
  Class B                                       (1,083,888)           (1,517,168)          (1,673,467)
  Class C                                         (387,479)             (342,675)            (159,512)
From net realized gains:
  Class A                                               --              (375,665)            (863,317)
  Class B                                               --               (93,823)            (191,871)
  Class C                                               --               (23,300)             (18,289)
                                               ------------         ------------         ------------
Total Distributions Declared to Shareholders    (6,789,431)          (10,013,929)         (10,436,176)
                                               ------------         ------------         ------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                 12,951,421            21,509,939           37,339,989
  Distributions reinvested                       2,897,346             4,481,971            4,731,031
  Redemptions                                  (20,538,760)          (29,313,434)         (25,144,007)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                     (4,689,993)           (3,321,524)          16,927,013
                                               ------------         ------------         ------------
Class B:
  Subscriptions                                  4,804,390            11,218,183           10,707,612
  Distributions reinvested                         686,180             1,024,007            1,223,203
  Redemptions                                   (8,227,927)           (9,294,616)         (17,117,918)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                     (2,737,357)            2,947,574           (5,187,103)
                                               ------------         ------------         ------------
Class C:
  Subscriptions                                  6,168,804            11,503,348            2,608,730
  Distributions reinvested                         149,257               130,850               76,057
  Redemptions                                   (2,490,831)           (5,229,475)            (459,044)
                                               ------------         ------------         ------------
    Net Increase                                 3,827,230             6,404,723            2,225,743
                                               ------------         ------------         ------------
Net Increase (Decrease) from Share
  Transactions                                  (3,600,120)            6,030,773           13,965,653
                                               ------------         ------------         ------------
Total Increase (Decrease) in Net Assets         (1,197,137)           11,868,016           14,413,701
NET ASSETS:
Beginning of period                            224,963,136           213,095,120          198,681,419
                                               ------------         ------------         ------------
End of period                                  $223,765,999         $224,963,136         $213,095,120
                                               ------------         ------------         ------------
Undistributed net investment income            $   436,489          $    437,800         $    581,112
                                               ============         ============         ============
CHANGES IN SHARES:
Class A:
  Subscriptions                                  1,582,074             2,693,808            4,738,642
  Issued for distributions reinvested              353,832               561,135              602,980
  Redemptions                                   (2,520,568)           (3,684,826)          (3,196,530)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                       (584,662)             (429,883)           2,145,092
                                               ------------         ------------         ------------
Class B:
  Subscriptions                                    582,980             1,405,242            1,359,234
  Issued for distributions reinvested               83,815               128,155              155,606
  Redemptions                                   (1,010,795)           (1,165,559)          (2,170,296)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                       (344,000)              367,838             (655,456)
                                               ------------         ------------         ------------
Class C:
  Subscriptions                                    751,974             1,436,135              330,561
  Issued for distributions reinvested               18,247                16,344                9,668
  Redemptions                                     (304,599)             (650,030)             (58,912)
                                               ------------         ------------         ------------
    Net Increase                                   465,622               802,449              281,317
                                               ------------         ------------         ------------

(a)  The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1. ORGANIZATION

Columbia Massachusetts Tax-Exempt Fund (the "Fund"), formerly Liberty Massachusetts Tax-Exempt Fund, a series of Columbia Funds Trust V (the "Trust"), formerly Liberty Funds Trust V, is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax and by pursuing opportunities for long term appreciation.

FUND SHARES

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Effective October 13, 2003, the Fund changed its name from Liberty Massachusetts Tax-Exempt Fund to Columbia Massachusetts Tax-Exempt Fund and the Trust changed its name from Liberty Funds Trust V to Columbia Funds Trust V.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in

October 31, 2003

interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of October 31, 2003, the Fund had no open futures contracts.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2003 permanent differences resulting primarily from differing treatments for market discount reclass adjustments and discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

      UNDISTRIBUTED                ACCUMULATED
     NET INVESTMENT               NET REALIZED                   PAID-IN
         INCOME                       GAIN                       CAPITAL
         ------                       ----                       -------
        $(85,976)                    $85,976                      $ --

Net investment income and net realized gains, as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

October 31, 2003

The tax character of distributions paid during the period ended October 31, 2003 and the years ended January 31, 2003 and 2002 were as follows:

        OCTOBER 31, 2003
---------------------------------
   TAX-                 LONG-TERM
  EXEMPT     ORDINARY    CAPITAL
  INCOME     INCOME*      GAINS
  ------     -------      -----
$6,760,973   $28,458      $ --

        JANUARY 31, 2003
---------------------------------
   TAX-                 LONG-TERM
  EXEMPT     ORDINARY    CAPITAL
  INCOME     INCOME*      GAINS
  ------     -------      -----
$9,427,876   $93,265    $492,788

        JANUARY 31, 2002
---------------------------------
   TAX-                 LONG-TERM
  EXEMPT     ORDINARY    CAPITAL
  INCOME     INCOME*      GAINS
  ------     -------      -----
$9,362,699   $488,150   $585,327

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED        NET
 TAX-EXEMPT       ORDINARY        LONG-TERM      UNREALIZED
   INCOME          INCOME       CAPITAL GAINS   APPRECIATION*
   ------          ------       -------------   -------------
  $480,640        $278,966       $4,039,865      $16,879,347

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation              $17,507,855
    Unrealized depreciation                 (628,508)
                                         -----------
    Net unrealized appreciation          $16,879,347
                                         -----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISOR/ADMINISTRATOR MERGER

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor and pricing and bookkeeping agent. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia is the investment advisor of the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
------------------------             ---------------
First $2 billion                          0.50%
Over $2 billion                           0.45%

For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized investment advisory fee rates were 0.50% and 0.50%, respectively.

Prior to November 4, 2002, the monthly investment advisory fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia New York Tax-Exempt Fund and Columbia Ohio Tax-Exempt Fund. The annual fee rate was the same as described above.

At a meeting held on October 8, 2003, the Board of Trustees approved a change of the investment advisory fee structure for the Fund. Effective November 1, 2003, Columbia will receive a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
------------------------             ---------------
First $1 billion                          0.50%
Next $2 billion                           0.45%
Over $3 billion                           0.40%

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the

October 31, 2003

"Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays out-of-pocket costs for pricing services. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized pricing and bookkeeping fee rates were 0.037% and 0.049%, respectively. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Columbia Funds Services, Inc., (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized transfer agent fee rates were 0.12% and 0.11%, respectively. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Effective October 13, 2003, Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the period ended October 31, 2003, the Distributor has retained net underwriting discounts of $29,675 on sales of the Fund's Class A shares and received CDSCs of $5,376, $75,679 and $3,083 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized service fee rates were 0.21% and 0.20%, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $19,780,791 and $22,482,330, respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity.

October 31, 2003

Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with terms similar to its existing agreement. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund had no borrowings under these agreements.

NOTE 7. CONCENTRATION OF CREDIT RISK

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

NOTE 8. COMPARABILITY OF FINANCIAL STATEMENTS

The Fund has changed its fiscal year end from January 31 to October 31.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                           YEAR ENDED JANUARY 31,
                                       OCTOBER 31,       ----------------------------------------------------------------
CLASS A SHARES                           2003 (A)          2003          2002          2001          2000        1999 (B)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   8.06        $   7.85      $   7.83      $   7.18      $   8.06      $   8.10
                                         --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.25(c)         0.35(c)       0.40(c)(d)     0.37(e)      0.37(e)       0.38
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.10            0.23          0.03(d)       0.70         (0.84)         0.10
                                         --------        --------      --------      --------      --------      --------
  Total from Investment Operations           0.35            0.58          0.43          1.07         (0.47)         0.48
                                         --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.25)          (0.35)        (0.37)        (0.38)        (0.37)        (0.38)
In excess of net investment income             --              --            --            --            --         (0.01)
From net realized gains                        --           (0.02)        (0.04)        (0.04)           --(f)      (0.13)
In excess of net realized gains                --              --            --            --         (0.04)           --(f)
                                         --------        --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.25)          (0.37)        (0.41)        (0.42)        (0.41)        (0.52)
                                         --------        --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   8.16        $   8.06      $   7.85      $   7.83      $   7.18      $   8.06
                                         ========        ========      ========      ========      ========      ========
Total return (g)                            4.40%(h)        7.59%         5.62%(i)     15.30%(i)    (5.96)%(i)      6.25%
                                         ========        ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (j)                                1.00%(k)        0.94%         0.92%         0.93%         0.93%         0.91%
Net investment income (j)                   4.16%(k)        4.39%         5.05%(d)      4.94%         4.81%         4.69%
Waiver/reimbursement                          --%             --%         0.05%         0.03%         0.02%           --%
Portfolio turnover rate                        9%(h)          13%            8%           18%           16%           21%
Net assets, end of period (000's)        $167,692        $170,512      $169,284      $152,057      $142,790      $180,628

(a)  The Fund has changed its fiscal year end from January 31 to October 31.
(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(f)  Rounds to less than $0.01 per share.
(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(h)  Not annualized.
(i) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                           YEAR ENDED JANUARY 31,
                                       OCTOBER 31,       ----------------------------------------------------------------
CLASS B SHARES                           2003 (A)          2003          2002          2001          2000        1999 (B)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   8.06        $   7.85      $   7.83      $   7.18      $   8.06      $   8.10
                                         --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.21(c)         0.29(c)       0.34(c)(d)     0.31(e)      0.31(e)       0.32
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.10            0.23          0.03(d)       0.70         (0.84)         0.10
                                         --------        --------      --------      --------      --------      --------
  Total from Investment Operations           0.31            0.52          0.37          1.01         (0.53)         0.42
                                         --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.21)          (0.29)        (0.31)        (0.32)        (0.31)        (0.32)
In excess of net investment income             --              --            --            --            --         (0.01)
From net realized gains                        --           (0.02)        (0.04)        (0.04)           --(f)      (0.10)
In excess of net realized gains                --              --            --            --         (0.04)        (0.03)
                                         --------        --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.21)          (0.31)        (0.35)        (0.36)        (0.35)        (0.46)
                                         --------        --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   8.16        $   8.06      $   7.85      $   7.83      $   7.18      $   8.06
                                         ========        ========      ========      ========      ========      ========
Total return (g)                            3.82%(h)        6.79%         4.86%(i)     14.45%(i)    (6.67)%(i)      5.44%
                                         ========        ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (j)                                1.75%(k)        1.69%         1.67%         1.68%         1.68%         1.66%
Net investment income (j)                   3.41%(k)        3.64%         4.30%(d)      4.19%         4.06%         3.94%
Waiver/reimbursement                          --%             --%         0.05%         0.03%         0.02%           --%
Portfolio turnover rate                        9%(h)          13%            8%           18%           16%           21%
Net assets, end of period (000's)        $ 40,739        $ 43,052      $ 39,009      $ 44,038      $ 50,110      $ 59,789

(a)  The Fund has changed its fiscal year end from January 31 to October 31.
(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(f)  Rounds to less than $0.01 per share.
(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)  Not annualized.
(i) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                       PERIOD ENDED                           YEAR ENDED JANUARY 31,
                                       OCTOBER 31,       ----------------------------------------------------------------
CLASS C SHARES                           2003 (A)          2003          2002          2001          2000        1999 (B)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $   8.06        $   7.85      $   7.83      $   7.18      $   8.06      $   8.10
                                         --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.23(c)         0.31(c)       0.36(c)(d)     0.34(e)      0.33(e)       0.35
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                  0.09            0.24          0.04(d)       0.70         (0.84)         0.10
                                         --------        --------      --------      --------      --------      --------
  Total from Investment Operations           0.32            0.55          0.40          1.04         (0.51)         0.45
                                         --------        --------      --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.22)          (0.32)        (0.34)        (0.35)        (0.33)        (0.35)
In excess of net investment income             --              --            --            --            --         (0.01)
From net realized gains                        --           (0.02)        (0.04)        (0.04)           --(f)      (0.13)
In excess of net realized gains                --              --            --            --         (0.04)           --(f)
                                         --------        --------      --------      --------      --------      --------
  Total Distributions Declared to
    Shareholders                            (0.22)          (0.34)        (0.38)        (0.39)        (0.37)        (0.49)
                                         --------        --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD           $   8.16        $   8.06      $   7.85      $   7.83      $   7.18      $   8.06
                                         ========        ========      ========      ========      ========      ========
Total return (g)(h)                         4.05%(i)        7.11%         5.17%        14.79%         (6.38)%       5.76%
                                         ========        ========      ========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (j)                                1.45%(k)        1.39%         1.37%         1.38%         1.38%         1.36%
Net investment income (j)                   3.71%(k)        3.94%         4.60%(d)      4.49%         4.36%         4.24%
Waiver/reimbursement                        0.30%(k)        0.30%         0.35%         0.33%         0.32%         0.30%
Portfolio turnover rate                        9%(i)          13%            8%           18%           16%           21%
Net assets, end of period (000's)        $ 15,335        $ 11,399      $  4,802      $  2,586      $  1,189      $    698

(a)  The Fund has changed its fiscal year end from January 31 to October 31.
(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(f)  Rounds to less than $0.01 per share.
(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)  Not annualized.
(j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(k)  Annualized.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST V
AND THE SHAREHOLDERS OF COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND:

We have audited the accompanying statement of assets and liabilities, including the Investment Portfolio, of Columbia Massachusetts Tax-Exempt Fund (formerly Liberty Massachusetts Tax-Exempt Fund) (the "Fund") (one of the series constituting Columbia Funds Trust V (formerly Liberty Funds Trust V)), as of October 31, 2003, and the related statements of operations for the period ended October 31, 2003 and for the year ended January 31, 2003, the statements of changes in net assets for the period ended October 31, 2003 and for the two years in the period ended January 31, 2003 and the financial highlights for the period ended October 31, 2003 and the four years in the period ended January 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Massachusetts Tax-Exempt Fund (one of the series of Columbia Funds Trust V) at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 9, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $2,980,670.

99.58% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                    Year first
                                       Position     elected or
                                         with       appointed                 Principal occupation(s)
       Name, address and age            Funds      to office(1)               during past five years
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)             Trustee         1996       Executive Vice President-Strategy of United
P.O. Box 66100                                                    Airlines (airline) since December, 2002
Chicago, IL 60666                                                 (formerly President of UAL Loyalty Services
                                                                  (airline) from September, 2001 to December,
                                                                  2002; Executive Vice President and Chief
                                                                  Financial Officer of United Airlines from
                                                                  March, 1993 to September, 2001; Senior Vice
                                                                  President and Chief Financial Officer of UAL,
                                                                  Inc. prior thereto).


Janet Langford Kelly (age 46)          Trustee         1996       Chief Administrative Officer and Senior Vice
3100 West Beaver Road                                             President, Kmart Holding Corporation since
Troy, MI 48084-3163                                               September, 2003 (formerly Executive Vice
                                                                  President-Corporate Development and
                                                                  Administration, General Counsel and Secretary,
                                                                  Kellogg Company (food manufacturer), from
                                                                  September, 1999 to August, 2003; Senior Vice
                                                                  President, Secretary and General Counsel, Sara
                                                                  Lee Corporation (branded, packaged,
                                                                  consumer-products manufacturer) from January,
                                                                  1995 to September, 1999).


Richard W. Lowry (age 67)              Trustee         1995       Private Investor since August, 1987 (formerly
10701 Charleston Drive                                            Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                              Plywood Corporation (building products
                                                                  manufacturer)).


Charles R. Nelson (age 61)             Trustee         1981       Professor of Economics, University of
Department of Economics                                           Washington, since January, 1976; Ford and
University of Washington                                          Louisa Van Voorhis Professor of Political
Seattle, WA 98195                                                 Economy, University of Washington, since
                                                                  September, 1993; Director, Institute for
                                                                  Economic Research, University of Washington,
                                                                  since September, 2001; Adjunct Professor of
                                                                  Statistics, University of Washington, since
                                                                  September, 1980; Associate Editor, Journal of
                                                                  Money Credit and Banking, since September,
                                                                  1993; consultant on econometric and statistical
                                                                  matters.


John J. Neuhauser (age 60)             Trustee         1985       Academic Vice President and Dean of Faculties
84 College Road                                                   since August, 1999, Boston College (formerly
Chestnut Hill, MA 02467-3838                                      Dean, Boston College School of Management from
                                                                  September, 1977 to September, 1999).


Patrick J. Simpson (age 58)            Trustee         2000       Partner, Perkins Coie L.L.P. (formerly Partner,
1211 S.W. 5th Avenue                                              Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204


Thomas E. Stitzel (age 67)             Trustee         1998       Business Consultant since 1999 (formerly
2208 Tawny Woods Place                                            Professor of Finance from 1975 to 1999 and Dean
Boise, ID 83706                                                   from 1977 to 1991, College of Business, Boise
                                                                  State University); Chartered Financial Analyst.

                                     Number of portfolios
                                      in Columbia Funds               Other
                                     complex overseen by          directorships
       Name, address and age           Trustee/Director                held
-----------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)                   124             Orbitz (an online ticket
P.O. Box 66100                                                       broker)
Chicago, IL 60666

Janet Langford Kelly (age 46)                124                       None
3100 West Beaver Road
Troy, MI 48084-3163

Richard W. Lowry (age 67)                    126(3)                    None
10701 Charleston Drive
Vero Beach, FL 32963

Charles R. Nelson (age 61)                   124                       None
Department of Economics
University of Washington
Seattle, WA 98195

John J. Neuhauser (age 60)                   127(3,4)        Saucony, Inc. (athletic
84 College Road                                             footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                                       (e-learning)

Patrick J. Simpson (age 58)                  124                       None
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)                   124                       None
2208 Tawny Woods Place
Boise, ID 83706

                                                    Year first
                                       Position     elected or
                                         with       appointed                 Principal occupation(s)
       Name, address and age            Funds      to office(1)               during past five years
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)            Trustee         1996       Managing Director, William Blair Capital
27 West Monroe Street,                                            Partners (private equity investing) since
Suite 3500                                                        September, 1994 (formerly Chief Executive
Chicago, IL 60606                                                 Officer and Chairman of the Board of Directors,
                                                                  Continental Bank Corporation prior thereto).

Anne-Lee Verville (age 58)             Trustee         1998       Author and speaker on educational systems needs
359 Stickney Hill Road                                            (formerly General Manager, Global Education
Hopkinton, NH 03229                                               Industry from 1994 to 1997, and President,
                                                                  Applications Solutions Division from 1991 to
                                                                  1994, IBM Corporation (global education and
                                                                  global applications)).

Richard L. Woolworth (age 62)          Trustee         1991       Chairman and Chief Executive Officer, The
100 S.W. Market Street                                            Regence Group (healthcare maintenance
#1500                                                             organization) (formerly Chairman and Chief
Portland, OR 97207                                                Executive Officer, BlueCross BlueShield of
                                                                  Oregon; Certified Public Accountant, Arthur
                                                                  Young & Company).

INTERESTED TRUSTEES
William E. Mayer(2) (age 63)           Trustee         1994       Managing Partner, Park Avenue Equity Partners
399 Park Avenue                                                   (private equity) since February, 1999 (formerly
Suite 3204                                                        Founding Partner, Development Capital LLC from
New York, NY 10022                                                November 1996 to February, 1999; Dean and
                                                                  Professor, College of Business and Management,
                                                                  University of Maryland from October, 1992 to
                                                                  November, 1996).

Joseph R. Palombo(2) (age 50)          Trustee,        2000       Executive Vice President and Chief Operating
One Financial Center                 Chairman of                  Officer of Columbia Management Group, Inc.
Boston, MA 02111                      the Board                   since December, 2001 and Director, Executive
                                         and                      Vice President and Chief Operating Officer of
                                      President                   Columbia Management Advisors, Inc. (Advisor)
                                                                  since April, 2003 (formerly Chief Operations
                                                                  Officer of Mutual Funds, Liberty Financial
                                                                  Companies, Inc. from August, 2000 to November,
                                                                  2001; Executive Vice President of Stein Roe &
                                                                  Farnham Incorporated (Stein Roe) from April,
                                                                  1999 to April, 2003; Director of Colonial
                                                                  Management Associates, Inc. (Colonial) from
                                                                  April, 1999 to April, 2003; Director of Stein
                                                                  Roe from September, 2000 to April, 2003)
                                                                  President of Columbia Funds and Galaxy Funds
                                                                  since February, 2003 (formerly Vice President
                                                                  from September 2002 to February 2003); Manager
                                                                  of Stein Roe Floating Rate Limited Liability
                                                                  Company since October, 2000; (formerly Vice
                                                                  President of the Columbia Funds from April,
                                                                  1999 to August, 2000; Chief Operating Officer
                                                                  and Chief Compliance Officer, Putnam Mutual
                                                                  Funds from December, 1993 to March, 1999).

                                     Number of portfolios
                                      in Columbia Funds               Other
                                     complex overseen by          directorships
       Name, address and age           Trustee/Director                held
-----------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)                  124              Anixter International
27 West Monroe Street,                                      (network support equipment
Suite 3500                                                   distributor), Jones Lang
Chicago, IL 60606                                              LaSalle (real estate
                                                             management services) and
                                                                 MONY Group (life
                                                                    insurance)

Anne-Lee Verville (age 58)                125(4)             Chairman of the Board of
359 Stickney Hill Road                                       Directors, Enesco Group,
Hopkinton, NH 03229                                          Inc. (designer, importer
                                                                and distributor of
                                                            giftware and collectibles)

Richard L. Woolworth (age 62)                124            NW Natural (a natural gas
100 S.W. Market Street                                          service provider)
#1500
Portland, OR 97207

INTERESTED TRUSTEES
William E. Mayer(2) (age 63)              126(3)              Lee Enterprises (print
399 Park Avenue                                             media), WR Hambrecht + Co.
Suite 3204                                                      (financial service
New York, NY 10022                                          provider) and First Health
                                                                   (healthcare)

Joseph R. Palombo(2) (age 50)             125(5)                       None
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                      This page intentionally left blank.

                      This page intentionally left blank.

OFFICERS AND TRANSFER AGENT

                                                Year first
                                                elected or
                                Position with   appointed
Name, address and age           Columbia funds  to office           Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)          Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center              Accounting                 Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                 Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
                                  Controller                 Controller and Chief Accounting Officer of Galaxy Funds
                                                             since September, 2002 (formerly Vice President, Corporate
                                                             Audit, State Street Bank and Trust Company from May, 1998 to
                                                             April, 2001; Audit Manager from July, 1994 to June, 1997;
                                                             Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                             Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer        2000      Treasurer of the Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                             since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                             October, 2000); Treasurer of the Galaxy Funds since
                                                             September 2002; Treasurer, Columbia Management
                                                             Multi-Strategy Hedge Fund, LLC since December, 2002
                                                             (formerly Vice President of Colonial from February, 1998 to
                                                             October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP
                                                             from April, 1996 to January, 1998).

David A. Rozenson (Age 49)        Secretary        2003      Secretary of the Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                             Financial Corporation since January, 1996. Associate General
                                                             Counsel, Columbia Management Group since November, 2002.

Important Information About This Report
The Transfer Agent for Columbia Massachusetts Tax-Exempt Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Massachusetts Tax-Exempt Fund

Columbia Massachusetts Tax-Exempt   ANNUAL REPORT, OCTOBER 31, 2003

                                                                   PRSRT STD
                                                                  U.S. Postage
                                                                      PAID
                                                                 Holliston, MA
                                                                 Permit NO. 20


[COLUMBIA FUNDS LOGO]  COLUMBIAFUNDS

                       A Member of Columbia Management Group

                       (c) 2003 COLUMBIA FUNDS DISTRIBUTOR, INC.
                       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
                       800.345.6611 www.columbiafunds.com




                                                775-02/235Q-1003 (12/03) 03/3700

--------------------------------------------------------------------------------

                                                               Columbia New York
                                                                Tax Exempt Fund

                                                                  Annual Report
                                                                October 31, 2003




                             [PHOTO OF SMILING MAN]



                             We are Columbia Funds!



  INSIDE -- Management's discussion of the changes effective October 13, 2003.

PRESIDENT'S MESSAGE

[Joseph R. Palombo Photo]

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty New York Tax-Exempt Fund was changed to Columbia New York Tax-Exempt Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are a part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Gary Swayze discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ JOSEPH R. PALOMBO

Joseph R. Palombo
President

    NET ASSET VALUE PER SHARE as of 10/31/03 ($)
             Class A                               7.72
             Class B                               7.72
             Class C                               7.72

    DISTRIBUTIONS DECLARED PER SHARE 2/1/03-10/31/03
    ($)
             Class A                               0.23
             Class B                               0.19
             Class C                               0.21

   A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PERFORMANCE INFORMATION
Value of a $10,000 investment
11/01/93 - 10/31/03 ($)

PERFORMANCE OF A $10,000 INVESTMENT
11/01/93 - 10/31/03 ($)
                  without    with
                   sales     sales
                  charge    charge
-----------------------------------
Class A           17,272    16,451
-----------------------------------
Class B           16,023    16,023
-----------------------------------
Class C           16,795    16,795

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/03 (%)

Share class                                 A                          B                          C
Inception                                9/26/86                     8/4/92                     8/1/97
-------------------------------------------------------------------------------------------------------------
                                   without        with        without        with        without        with
                                    sales        sales         sales        sales         sales        sales
                                   charge        charge       charge        charge       charge        charge
-------------------------------------------------------------------------------------------------------------
9-month (cumulative)                 4.70         -0.27         4.12         -0.88         4.35          3.35
-------------------------------------------------------------------------------------------------------------
1-year                               5.80          0.78         5.02          0.02         5.33          4.33
-------------------------------------------------------------------------------------------------------------
5-year                               5.50          4.48         4.72          4.39         5.03          5.03
-------------------------------------------------------------------------------------------------------------
10-year                              5.62          5.10         4.83          4.83         5.32          5.32
-------------------------------------------------------------------------------------------------------------

Average annual total return as of 9/30/03 (%)

Share class                                 A                          B                          C
-------------------------------------------------------------------------------------------------------------
                                   without        with        without        with        without        with
                                    sales        sales         sales        sales         sales        sales
                                   charge        charge       charge        charge       charge        charge
-------------------------------------------------------------------------------------------------------------
9-month (cumulative)                 4.57         -0.40         3.99         -1.01         4.22          3.22
-------------------------------------------------------------------------------------------------------------
1-year                               3.91         -1.02         3.14         -1.85         3.45          2.45
-------------------------------------------------------------------------------------------------------------
5-year                               5.56          4.54         4.78          4.45         5.09          5.09
-------------------------------------------------------------------------------------------------------------
10-year                              5.71          5.20         4.92          4.92         5.42          5.42
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

[Performance Graph]

                                             CLASS A SHARES WITHOUT SALES   CLASS A SHARES WITH SALES   LEHMAN BROTHERS MUNICIPAL
                                                        CHARGE                       CHARGE                    BOND INDEX
                                             ----------------------------   -------------------------   -------------------------

11/1993                                                10000.00                      9525.00                    10000.00

                                                        9911.00                      9440.23                     9912.00

                                                       10119.10                      9638.47                    10121.10

                                                       10219.30                      9733.89                    10236.50

                                                        9952.59                      9479.84                     9971.40

                                                        9478.84                      9028.60                     9565.56

                                                        9512.02                      9060.20                     9646.87

                                                        9600.48                      9144.46                     9730.80

                                                        9522.72                      9070.39                     9671.44

                                                        9723.65                      9261.77                     9848.43

                                                        9799.49                      9334.02                     9882.90

                                                        9579.98                      9124.93                     9737.62

                                                        9345.27                      8901.37                     9564.29

                                                        9024.73                      8596.06                     9391.17

                                                        9318.03                      8875.43                     9597.78

                                                        9671.19                      9211.81                     9872.28

                                                        9982.60                      9508.43                    10159.60

                                                       10091.40                      9612.07                    10276.40

                                                       10098.50                      9618.80                    10288.70

                                                       10413.50                      9918.90                    10616.90

                                                       10183.40                      9699.69                    10524.60

                                                       10263.90                      9776.32                    10624.50

                                                       10402.40                      9908.30                    10759.50

                                                       10452.30                      9955.86                    10827.30

                                                       10667.70                     10161.00                    10984.30

                                                       10929.00                     10409.90                    11166.60

                                                       11055.80                     10530.70                    11273.80

                                                       11121.00                     10592.80                    11359.50

                                                       10972.00                     10450.80                    11282.20

                                                       10822.80                     10308.70                    11137.80

                                                       10812.00                     10298.40                    11106.60

                                                       10786.00                     10273.70                    11102.20

                                                       10915.50                     10397.00                    11223.20

                                                       10998.40                     10476.00                    11324.20

                                                       10972.00                     10450.80                    11322.00

                                                       11167.30                     10636.90                    11480.50

                                                       11267.80                     10732.60                    11610.20

                                                       11496.60                     10950.50                    11822.70

                                                       11436.80                     10893.50                    11773.00

                                                       11425.30                     10882.60                    11795.40

                                                       11527.00                     10979.50                    11903.90

                                                       11385.20                     10844.40                    11745.60

                                                       11470.60                     10925.80                    11844.20

                                                       11622.00                     11070.00                    12023.10

                                                       11774.30                     11215.00                    12151.70

                                                       12126.30                     11550.30                    12488.30

                                                       11962.60                     11394.40                    12370.90

                                                       12117.00                     11541.40                    12518.20

                                                       12204.20                     11624.50                    12598.30

                                                       12275.00                     11691.90                    12672.60

                                                       12527.80                     11932.80                    12857.60

                                                       12650.60                     12049.70                    12990.00

                                                       12650.60                     12049.70                    12994.00

                                                       12650.60                     12049.70                    13005.60

                                                       12530.40                     11935.20                    12947.10

                                                       12791.10                     12183.50                    13151.70

                                                       12826.90                     12217.60                    13203.00

                                                       12844.80                     12234.70                    13236.00

                                                       13090.20                     12468.40                    13441.10

                                                       13281.30                     12650.40                    13609.20

                                                       13209.60                     12582.10                    13609.20

                                                       13277.00                     12646.30                    13656.80

                                                       13328.70                     12695.60                    13690.90

                                                       13486.00                     12845.40                    13853.80

                                                       13388.90                     12752.90                    13792.90

                                                       13370.20                     12735.10                    13812.20

                                                       13419.60                     12782.20                    13846.70

                                                       13290.80                     12659.50                    13766.40

                                                       13068.80                     12448.10                    13568.20

                                                       13104.10                     12481.70                    13617.00

                                                       12936.40                     12321.90                    13508.10

                                                       12896.30                     12283.70                    13513.50

                                                       12691.30                     12088.40                    13367.50

                                                       12837.20                     12227.40                    13509.30

                                                       12722.90                     12118.60                    13407.90

                                                       12627.50                     12027.70                    13348.90

                                                       12832.10                     12222.60                    13503.80

                                                       13194.00                     12567.20                    13798.20

                                                       13077.80                     12456.70                    13716.80

                                                       12983.70                     12367.00                    13645.40

                                                       13407.00                     12770.10                    14007.00

                                                       13602.70                     12956.60                    14201.70

                                                       13836.70                     13179.40                    14420.40

                                                       13719.00                     13067.40                    14345.50

                                                       13916.60                     13255.60                    14501.80

                                                       14072.50                     13404.00                    14612.00

                                                       14545.30                     13854.40                    14973.00

                                                       14600.60                     13907.00                    15121.20

                                                       14651.70                     13955.70                    15169.60

                                                       14809.90                     14106.50                    15306.10

                                                       14498.90                     13810.20                    15140.80

                                                       14703.30                     14004.90                    15304.30

                                                       14862.10                     14156.20                    15406.80

                                                       15183.20                     14462.00                    15634.90

                                                       15526.30                     14788.80                    15892.80

                                                       15319.80                     14592.10                    15838.80

                                                       15540.40                     14802.20                    16027.30

                                                       15310.40                     14583.20                    15892.70

                                                       15138.90                     14419.80                    15741.70

                                                       15441.70                     14708.20                    16014.00

                                                       15725.80                     14978.90                    16206.20

                                                       15324.80                     14596.90                    15888.50

                                                       15677.30                     14932.60                    16198.40

                                                       15777.60                     15028.20                    16297.20

                                                       15941.70                     15184.50                    16469.90

                                                       16149.00                     15381.90                    16682.40

                                                       16376.70                     15598.80                    16882.60

                                                       16755.00                     15959.10                    17252.30

                                                       16319.30                     15544.20                    16965.90

                                                       16182.30                     15413.60                    16894.70

                                                       16648.30                     15857.50                    17251.10

                                                       16490.20                     15706.90                    17208.00

                                                       16851.30                     16050.80                    17448.90

                                                       16822.60                     16023.60                    17459.40

                                                       16989.20                     16182.20                    17574.60

                                                       17529.40                     16696.80                    17985.90

                                                       17368.20                     16543.20                    17910.30

                                                       16518.90                     15734.20                    17283.50

                                                       16730.30                     15935.60                    17413.10

                                                       17409.60                     16582.60                    17925.00

10/2003                                                17271.80                     16451.40                    17833.10


PORTFOLIO MANAGER'S REPORT

   SEC YIELDS as of 10/31/03 (%)

    Class A                                        3.08
    Class B                                        2.46
    Class C                                        2.74

   The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yields would have been 2.76%, 2.10% AND 2.09% for class A, B and C shares, respectively.

   TAXABLE-EQUIVALENT SEC YIELDS as of 10/31/03 (%)

    Class A                                        5.09
    Class B                                        4.06
    Class C                                        4.53

   Taxable-equivalent SEC yields are based on the combined maximum effective 39.45% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

   TOP 5 SECTORS as of 10/31/03 (%)

    Special non-property tax                           15.2
    State appropriated                                 14.1
    Education                                           9.9
    Transportation                                      7.3
    Municipal electric                                  7.0

   Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.


The Board of Trustees for Columbia New York Tax-Exempt Fund has approved the change of the fund's fiscal year end from January 31 to October 31. As a result, this report covers the nine-month period since the last annual report. The next report you receive will be for the six-month period from November 1, 2003, through April 30, 2004.

For the nine-month period ended October 31, 2003, class A shares of Columbia New York Tax-Exempt Fund returned 4.70% without sales charge. This exceeded both the Lehman Brothers Municipal Bond Index, which returned 3.63%, and the Lipper New York Municipal Debt Funds Category, which returned an average of 3.55% for the same period.(1) The fund benefited from timely hedging -- a strategy that offset some of the investment risks associated with interest rate changes during the period.

A volatile period for municipal bonds

Municipal bond yields started and ended the period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a policy shift from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. The Fed began to view a further substantial fall in inflation as "unwelcome." Treasuries were boosted by speculative buying and by institutional investors, who used them to restore the volatility of mortgage portfolios. During this time, intermediate and long maturity municipals outperformed shorter issues.

The environment for bonds changed markedly during July, when stronger economic growth was paced by consumer spending, capital spending and housing sales. In the face of this good news, bond prices declined and yields rose on concerns of rising inflation, but the market later recouped some of its losses to end the period close to where it started. In a rising interest rate environment, the fund's longer duration -- a measure of its interest rate sensitivity -- did not help performance, nor did its position in non-callable bonds, which offer slightly lower yields than bonds that can be redeemed before their due dates.


-----------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

New York remains fiscally stressed

In the throes of a fiscal crisis brought on by diminished revenues, the New York legislature passed a budget that included large tax increases, and then overrode the governor's vetoes to enact the larger budget. A rating downgrade of New York's municipal bonds is likely, given the budget's large percentage of non-recurring revenue sources. While unanticipated federal aid may allow the state to balance its operations for the 2003-04 fiscal year, the gap for the next fiscal year is now estimated at between $6.0 and $8.0 billion. Deterioration of the state's liquidity position may require it to re-enter the short-term note market to finance operations. Notwithstanding the fiscal outlook, the dominant securities industry has been showing signs of recovery and increased profitability. This should improve New York's revenue outlook, although probably not in time to offset the projected deficit for the next fiscal year.
Outlook improving, but slowly

We plan to retain both the fund's moderately long relative duration and its greater level of call protection. The outlook for the municipal bond market is highly dependent on whether inflation rises or falls and the resulting influence on municipal bond yields. Although core consumer prices have risen at a slower rate over the past 12 months, third quarter gross domestic product and job-growth data were surprisingly strong. Nevertheless, we expect high productivity growth and slower growth in consumer spending to keep core inflation in check. We expect intermediate-term interest rates could stabilize or decline, and that economic growth -- and therefore, municipal finances -- will be under less stress.

/s/ GARY SWAYZE

Gary Swayze has managed Columbia New York Tax-Exempt Fund since September 1997.

 Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

   MATURITY BREAKDOWN (%)
[BAR CHART]

                                                                       AS OF 10/31/03                     AS OF 1/31/03
                                                                       --------------                     -------------
0-7 years                                                                   6.10                               2.00
7-10 years                                                                 12.90                              13.70
10-15 years                                                                38.10                              36.60
15-20 years                                                                27.00                              26.50
20-25 years                                                                10.80                              10.80
25 years and over                                                           4.80                               8.10
Cash equivalent                                                             0.30                               2.30


Maturity breakdown is calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this maturity breakdown in the future.

  QUALITY BREAKDOWN as of 10/31/03 (%)
   [PERFORMANCE PIE CHART]

AAA                             AA               A              BBB             BB              CCC          NON-RATED
---                             --               -              ---             --              ---          ---------
47.2                           29.40           9.10            5.30            0.40            0.30            8.00

                               CASH
AAA                         EQUIVALENT
---                         ----------
47.2                           0.30


Quality breakdown is calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain this quality breakdown in the future.

INVESTMENT PORTFOLIO

October 31, 2003

MUNICIPAL BONDS - 97.3%                               PAR          VALUE
------------------------------------------------------------------------
EDUCATION - 9.9%
New York City Industrial Development Agency:
  Marymount School Academy,
  Series 2001,
    5.125% 09/01/21                            $  625,000   $    633,394
  New York University,
  Series 2001,
    5.375% 07/01/16                               500,000        551,530
State Dormitory Authority:
  New York University:
  Series 1998 A,
    5.750% 07/01/27                             2,000,000      2,290,040
  Series 2001,
    5.500% 07/01/15                               425,000        473,238
  Series 2001 I,
    5.500% 07/01/14                               945,000      1,075,854
  Series 2002 B,
    5.250% 11/15/26 (a)                         1,500,000      1,652,595
  North Shore Jewish Group,
  Series 2003,
    5.000% 05/01/18                             2,000,000      2,048,640
  Pace University,
  Series 1997,
    6.500% 07/01/11                             1,000,000      1,203,500
  Pratt Institute,
  Series 1999,
    6.000% 07/01/24                             1,000,000      1,093,820
  University of Rochester,
  Series 2000,
    (b) 07/01/14
    (5.700% 07/01/10)                           1,000,000        760,080
  Yeshiva University,
  Series 2001,
    5.375% 07/01/15                               400,000        440,700
                                                            ------------
                                                              12,223,391
                                                            ------------
------------------------------------------------------------------------
HEALTH CARE - 5.7%
CONGREGATE CARE RETIREMENT - 1.4%
State Dormitory Authority,
  Miriam Osborn Memorial Home,
  Series 2000 B,
    6.875% 07/01/19                             1,000,000      1,129,840

------------------------------------------------------------------------
                                                      PAR          VALUE
Suffolk County Industrial Development Agency,
  Jefferson Ferry,
  Series 1999 A,
    7.200% 11/01/19                            $  600,000   $    629,298
                                                            ------------
                                                               1,759,138
                                                            ------------
HOSPITALS - 3.2%
State Dormitory Authority:
  New Island Hospital,
  Series 1999 A,
    5.750% 07/01/19                             1,215,000      1,319,259
  Sloan Center,
  Series 2003 1,
    (c) 07/01/25                                3,000,000      1,005,360
State Industrial Development Agency
  Parking Facility Revenue,
  Royal Charter, Presbyterian,
  Series 2001,
    5.375% 12/15/16                             1,000,000      1,107,530
Yonkers Industrial Development Agency,
  St. John's Riverside Hospital,
  Series 2001 A,
    6.800% 07/01/16                               460,000        479,578
                                                            ------------
                                                               3,911,727
                                                            ------------
NURSING HOMES - 1.1%
Essex County Industrial Development Agency,
  Moses Ludington Nursing Home,
  Series 2000 A,
    6.200% 02/01/30                             1,250,000      1,375,012
                                                            ------------
------------------------------------------------------------------------
HOUSING - 4.6%
ASSISTED LIVING/SENIOR - 3.2%
Glen Cove Housing Authority,
  Series 1996,
    8.250% 10/01/26                               970,000        983,696
Huntington Housing Authority,
  Gurwin Jewish Senior Center,
  Series 1999,
    5.875% 05/01/19                             1,500,000      1,374,030
Mount Vernon Industrial Development Agency,
  Series 1999:
    6.150% 06/01/19                             1,000,000        956,870
    6.200% 06/01/29                               615,000        571,077
                                                            ------------
                                                               3,885,673
                                                            ------------

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY - 1.4%
Hudson Housing Development Corp.,
  Providence Hall-Schuyler Court Project,
  Series 1992 A,
    6.500% 01/01/25                            $  750,000   $    774,750
Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
  Series 1979,
    7.375% 06/01/21                               880,393        860,118
State Housing Finance Agency,
  Series 1989 B,
    7.550% 11/01/29                                85,000         86,204
                                                            ------------
                                                               1,721,072
                                                            ------------
------------------------------------------------------------------------
INDUSTRIAL - 1.3%
FOREST PRODUCTS - 0.4%
Essex County Industrial Development Agency,
  International Paper Corp.,
  Series 1999 A,
    6.450% 11/15/23                               500,000        519,885
                                                            ------------
OIL & GAS - 0.9%
State Energy Research & Development Authority,
  Central Hudson Gas & Electric Corp.,
  Series 1999,
    5.450% 08/01/27                             1,000,000      1,060,620
                                                            ------------
------------------------------------------------------------------------
OTHER - 4.2%
OTHER - 0.4%
Counties Tobacco Trust II,
  Tobacco Settlement Pass-Through Bonds,
  Series 2001,
    5.750% 06/01/43                               500,000        446,860
                                                            ------------
POOL/BOND BANK - 3.8%
State Environmental Facilities Corp.:
  Series 2001,
    5.250% 11/15/15                             2,000,000      2,184,420
  Series 2002 D,
    5.375% 06/15/16                             1,000,000      1,102,460
  Series 2002 K,
    5.500% 06/15/17                             1,250,000      1,429,800
                                                            ------------
                                                               4,716,680
                                                            ------------
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                      PAR          VALUE
OTHER REVENUE - 2.2%
RECREATION - 2.2%
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998 A,
    5.250% 11/01/18                            $  500,000   $    512,350
New York City Cultural Trust,
  American Museum of Natural History,
  Series 1999 A,
    5.750% 07/01/29                             2,000,000      2,196,940
                                                            ------------
                                                               2,709,290
                                                            ------------
------------------------------------------------------------------------
RESOURCE RECOVERY - 0.9%
Niagara County Industrial Development Agency,
  American Refining Fuel Co.,
  Series 2001 C,
    5.625% 11/15/24                             1,000,000      1,041,290
                                                            ------------
------------------------------------------------------------------------
TAX-BACKED - 38.6%
LOCAL APPROPRIATED - 1.0%
State Dormitory Authority:
  Judicial Facilities,
  Series 1991 A,
    9.500% 04/15/14                               100,000        124,965
  Municipal Health Facilities,
  Series 2001 1,
    5.500% 01/15/13                               500,000        555,230
  Westchester County,
  Series 1998,
    (c) 08/01/19                                1,200,000        579,096
                                                            ------------
                                                               1,259,291
                                                            ------------
LOCAL GENERAL OBLIGATIONS - 6.4%
Brockport Central School District,
  Series 2001,
    5.500% 06/15/14                               560,000        637,291
Buffalo School,
  Series 2001 D,
    5.500% 12/15/13                               620,000        695,336
Children's Trust Fund,
  Series 2002,
    5.625% 05/15/43                             1,250,000      1,099,875

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Greece Central School District,
  Series 1992,
    6.000% 06/15/16                            $  950,000   $  1,136,817
Mount Sinai School District,
  Series 1992,
    6.200% 02/15/19                             1,005,000      1,211,216
New York City:
  Series 2001 A,
    5.250% 11/01/11                             1,000,000      1,126,240
  Series 2001 H,
    5.250% 03/15/15                             1,750,000      1,907,307
                                                            ------------
                                                               7,814,082
                                                            ------------
SPECIAL NON-PROPERTY TAX - 15.2%
Metropolitan Transportation Authority,
  Series 1998 A,
    4.500% 04/01/18                             2,000,000      2,115,400
New York City Transitional Finance Authority:
  Series 1998 C,
    4.750% 05/01/23                             1,500,000      1,488,690
  Series 2001 B,
    5.250% 05/01/15                             1,000,000      1,097,190
State Local Government Assistance Corp.:
  Series 1993 C,
    5.500% 04/01/17                             2,100,000      2,359,371
  Series 1993 E:
    5.000% 04/01/21                             6,650,000      6,933,623
    6.000% 04/01/14                             3,945,000      4,622,633
                                                            ------------
                                                              18,616,907
                                                            ------------
STATE APPROPRIATED - 14.1%
State Convention Center,
  Yale Building Project,
    (c) 06/01/08                                2,000,000      1,558,100
State Dormitory Authority:
  City University:
  Series 1990 C,
    7.500% 07/01/10                             1,500,000      1,805,520
  Series 1993 A:
    5.500% 05/15/13                             3,500,000      3,933,545
    6.000% 07/01/20                             2,000,000      2,320,760
  State University,
  Series 2000 C,
    5.750% 05/15/17                             1,000,000      1,161,050

------------------------------------------------------------------------
                                                      PAR          VALUE
  University of New York,
  Series 1990 B,
    7.500% 05/15/11                            $1,250,000   $  1,541,986
State Urban Development Corp.:
  Series 1993 A,
    5.500% 01/01/14                             1,000,000      1,133,170
  Series 2000 D,
    5.000% 01/01/12                             1,000,000      1,085,720
  Series 2002 A,
    5.500% 01/01/17                             1,500,000      1,670,520
Triborough Bridge & Tunnel Authority,
  Javits Convention Center Project,
  Series 1990 E,
    7.250% 01/01/10                             1,000,000      1,163,290
                                                            ------------
                                                              17,373,661
                                                            ------------
STATE GENERAL OBLIGATIONS - 1.9%
PR Commonwealth of Puerto Rico Aqueduct &
  Sewer Authority,
  Series 1995,
    6.250% 07/01/12                             2,000,000      2,326,720
                                                            ------------
------------------------------------------------------------------------
TRANSPORTATION - 15.4%
AIRPORTS - 1.9%
JFK International Airport Project,
  American Airlines,
  Series 2002 A,
    8.000% 08/01/12                               500,000        378,720
New York City Industrial Development Agency,
  Series 2001 A:
    5.500% 07/01/28                             1,000,000        956,270
    6.000% 07/01/27                             1,000,000        973,070
                                                            ------------
                                                               2,308,060
                                                            ------------
TOLL FACILITIES - 6.2%
State Thruway Authority,
  Highway & Bridging Trust Fund:
  Series 2000 A,
    5.750% 04/01/17                             1,000,000      1,130,130
  Series 2000 B,
    5.500% 04/01/10                             1,000,000      1,136,970
  Series 2001 B,
    5.250% 04/01/15                               500,000        547,210

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
TOLL FACILITIES (CONTINUED)
Triborough Bridge & Tunnel Authority:
  Series 1992 Y,
    5.500% 01/01/17                            $1,300,000   $  1,483,963
  Series 1993 B,
    5.000% 01/01/20                               500,000        536,990
  Series 2002,
    5.500% 11/15/20                             1,000,000      1,130,890
  Series 2002 B,
    5.250% 11/15/15                             1,500,000      1,670,145
                                                            ------------
                                                               7,636,298
                                                            ------------
TRANSPORTATION - 7.3%
Metropolitan Transportation Authority:
  Series 1993 O,
    5.500% 07/01/17                             1,000,000      1,147,580
  Series 2002 E,
    5.500% 11/15/14                             1,500,000      1,710,690
Port Authority of New York & New Jersey,
  Series 1993,
    5.375% 03/01/28                             2,000,000      2,136,400
PR Commonwealth of Puerto Rico Highway &
  Transportation Authority:
  Series 2002 E,
    5.500% 07/01/21                             1,000,000      1,130,090
  Series 2003 AA:
    5.500% 07/01/16                             1,500,000      1,721,805
    5.500% 07/01/20                             1,000,000      1,133,990
                                                            ------------
                                                               8,980,555
                                                            ------------
------------------------------------------------------------------------
UTILITY - 14.5%
INDEPENDENT POWER PRODUCER - 2.7%
New York City Industrial Development Agency,
  Brooklyn Navy Yard Partners,
  Series 1997,
    6.200% 10/01/22                               750,000        720,143

------------------------------------------------------------------------
                                                      PAR          VALUE
Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996 IV,
    6.750% 10/01/19                            $2,000,000   $  2,050,900
Suffolk County Industrial Development Agency,
  Nissequogue Cogen Partners,
  Series 1998,
    5.500% 01/01/23                               650,000        598,397
                                                            ------------
                                                               3,369,440
                                                            ------------
INVESTOR OWNED - 1.6%
State Energy Research & Development
  Authority,
  Brooklyn Union Gas Co.,
  Series 1993, IFRN,
    11.448% 04/01/20 (a)                        1,500,000      1,926,660
                                                            ------------
MUNICIPAL ELECTRIC - 7.0%
Long Island Power Authority, Series 2000 A:
    (c) 06/01/15                                1,500,000        922,620
    (c) 06/01/18                                1,000,000        518,130
    5.000% 06/01/09                             1,000,000      1,088,090
    5.000% 04/01/10                               500,000        552,525
State Power Authority,
  Series 2002 A,
    4.750% 11/15/22                             1,000,000      1,005,820
PR Commonwealth of Puerto Rico
  Electric Power Authority:
  Series 2002,
    5.000% 07/01/19                             1,000,000      1,081,520
  Series 2002 KK,
    5.500% 07/01/15                             2,000,000      2,299,560
  Series 2003 NN,
    5.250% 07/01/21                             1,000,000      1,099,680
                                                            ------------
                                                               8,567,945
                                                            ------------

See notes to investment portfolio.

October 31, 2003

MUNICIPAL BONDS (CONTINUED)                           PAR          VALUE
------------------------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER - 3.2%
New York City Municipal Water
  Finance Authority:
  Series 1998 D,
    4.750% 06/15/25                            $1,200,000   $  1,185,552
  Series 2001 D,
    (c) 06/15/17                                3,000,000      1,647,180
  Series 2002 A,
    5.375% 06/15/15                             1,000,000      1,100,920
                                                            ------------
                                                               3,933,652
                                                            ------------
TOTAL MUNICIPAL BONDS
  (cost of $110,565,271)                                     119,483,909
                                                            ------------
SHORT-TERM OBLIGATION - 0.2%
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTE (D) - 0.2%
MO State Health & Educational Facilities,
  Washington University,
  Series 1996 C,
    1.150% 09/01/30
    (cost of $300,000)                            300,000        300,000
                                                            ------------
TOTAL INVESTMENTS -- 97.5% (cost of
  $110,865,271)(e)                                           119,783,909
                                                            ------------
OTHER ASSETS & LIABILITIES, NET -- 2.5%                        3,011,443
------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $122,795,352
                                                            ------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------
(a) Interest rates on variable rate securities change periodically. The rate listed is as of October 31, 2003.
(b) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will be accruing this rate.
(c) Zero coupon bond.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. This security is payable on demand and is secured by either letters of credit or other credit support agreements from banks. The rate listed is as of October 31, 2003.
(e) Cost for federal income tax purposes is $110,494,572.

          ACRONYM               NAME
          -------    --------------------------
           IFRN      Inverse Floating Rate Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:
Investments, at cost                           $110,865,271
                                               ------------
Investments, at value                          $119,783,909
Cash                                                 56,874
Receivable for:
  Investments sold                                1,479,939
  Fund shares sold                                   85,375
  Interest                                        1,781,473
Expense reimbursement due from Investment
  Advisor                                            26,492
Deferred Trustees' compensation plan                  5,116
                                               ------------
    Total Assets                                123,219,178
                                               ------------
LIABILITIES:
Payable for:
  Fund shares repurchased                            62,742
  Distributions                                     165,504
  Investment advisory fee                            51,783
  Transfer agent fee                                 34,687
  Pricing and bookkeeping fees                        5,644
  Audit fee                                          24,030
  Distribution and service fees                      58,069
Deferred Trustees' fees                               5,116
Other liabilities                                    16,251
                                               ------------
    Total Liabilities                               423,826
                                               ------------
NET ASSETS                                     $122,795,352
                                               ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                $113,520,279
Undistributed net investment income                 394,254
Accumulated net realized loss                       (37,819)
Net unrealized appreciation on investments        8,918,638
                                               ------------
NET ASSETS                                     $122,795,352
                                               ============
CLASS A:
Net assets                                     $ 68,270,866
Shares outstanding                                8,843,117
                                               ------------
Net asset value per share                      $       7.72(a)
                                               ------------
Maximum offering price per share
  ($7.72/0.9525)                               $       8.10(b)
                                               ============
CLASS B:
Net assets                                     $ 44,293,297
Shares outstanding                                5,737,486
                                               ------------
Net asset value and offering price per share   $       7.72(a)
                                               ============
CLASS C:
Net assets                                     $ 10,231,189
Shares outstanding                                1,325,308
                                               ------------
Net asset value and offering price per share   $       7.72(a)
                                               ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
STATEMENTS OF OPERATIONS

                                               PERIOD ENDED   YEAR ENDED
                                               OCTOBER 31,    JANUARY 31,
                                                 2003 (A)        2003
-------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                        $4,638,727    $5,648,637
                                                ----------    ----------
EXPENSES:
Investment advisory fee                            466,115       549,206
Distribution fee:
  Class B                                          253,383       293,080
  Class C                                           58,568        43,028
Service fee:
  Class A                                          117,643       140,213
  Class B                                           77,147        84,273
  Class C                                           17,754        12,393
Transfer agent fee                                 184,108       176,348
Pricing and bookkeeping fees                        40,171        60,772
Trustees' fees                                       5,797        10,716
Custody fee                                          5,970         4,944
Other expenses                                      79,604        59,199
                                                ----------    ----------
    Total Expenses                               1,306,260     1,434,172
Fees and expenses waived or reimbursed by
  Investment Advisor                              (220,176)     (201,316)
Fees waived by Distributor -- Class C              (23,448)      (17,254)
Custody earnings credit                               (217)          (44)
                                                ----------    ----------
    Net Expenses                                 1,062,419     1,215,558
                                                ----------    ----------
Net Investment Income                            3,576,308     4,433,079
                                                ----------    ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FUTURES CONTRACTS:
Net realized gain (loss) on:
  Investments                                      294,233       423,652
  Futures contracts                                684,681      (466,079)
                                                ----------    ----------
    Net realized gain (loss)                       978,914       (42,427)
                                                ----------    ----------
Net change in unrealized
  appreciation/depreciation on:
  Investments                                      694,100     2,411,217
  Futures contracts                                     --         2,089
                                                ----------    ----------
    Net change in unrealized appreciation/
      depreciation                                 694,100     2,413,306
                                                ----------    ----------
Net Gain                                         1,673,014     2,370,879
                                                ----------    ----------
Net Increase in Net Assets from Operations      $5,249,322    $6,803,958
                                                ==========    ==========

(a) The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                               PERIOD ENDED              YEAR ENDED JANUARY 31,
                                               OCTOBER 31,          ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:               2003 (A)               2003                 2002
-----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $ 3,576,308          $  4,433,079         $  4,114,195
Net realized gain (loss) on investments and
  futures contracts                                978,914               (42,427)             706,849
Net change in unrealized
  appreciation/depreciation on investments
  and futures contracts                            694,100             2,413,306               90,041
                                               ------------         ------------         ------------
Net Increase from Operations                     5,249,322             6,803,958            4,911,085
                                               ------------         ------------         ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
      Class A                                   (2,096,963)           (2,820,862)          (2,450,247)
      Class B                                   (1,117,073)           (1,399,201)          (1,360,282)
      Class C                                     (281,339)             (219,557)             (93,515)
                                               ------------         ------------         ------------
Total Distributions Declared to Shareholders    (3,495,375)           (4,439,620)          (3,904,044)
                                               ------------         ------------         ------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                  9,072,519            19,722,065           22,883,526
  Distributions reinvested                       1,146,685             1,490,440            1,184,436
  Redemptions                                  (10,725,971)          (15,079,397)         (12,242,320)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                       (506,767)            6,133,108           11,825,642
                                               ------------         ------------         ------------
Class B:
  Subscriptions                                  8,668,011            15,130,982           11,283,669
  Distributions reinvested                         614,699               720,180              644,453
  Redemptions                                   (8,624,522)          (10,078,215)         (16,932,705)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                        658,188             5,772,947           (5,004,583)
                                               ------------         ------------         ------------
Class C:
  Subscriptions                                  4,160,678             7,168,183            4,155,488
  Distributions reinvested                         168,057               137,314               72,672
  Redemptions                                   (3,579,793)           (2,117,231)          (1,040,937)
                                               ------------         ------------         ------------
    Net Increase                                   748,942             5,188,266            3,187,223
                                               ------------         ------------         ------------
Net Increase from Share Transactions               900,363            17,094,321           10,008,282
                                               ------------         ------------         ------------
Total Increase in Net Assets                     2,654,310            19,458,659           11,015,323
NET ASSETS:
Beginning of period                            120,141,042           100,682,383           89,667,060
                                               ------------         ------------         ------------
End of period                                  $122,795,352         $120,141,042         $100,682,383
                                               ------------         ------------         ------------
Undistributed net investment income            $   394,254          $    318,925         $    325,453
                                               ------------         ------------         ------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                  1,174,899             2,586,775            3,097,140
  Issued for distributions reinvested              148,408               196,822              160,612
  Redemptions                                   (1,393,280)           (1,971,698)          (1,659,421)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                        (69,973)              811,899            1,598,331
                                               ------------         ------------         ------------
Class B:
  Subscriptions                                  1,118,674             1,995,518            1,518,833
  Issued for distributions reinvested               79,570                95,075               87,070
  Redemptions                                   (1,117,729)           (1,335,151)          (2,294,085)
                                               ------------         ------------         ------------
    Net Increase (Decrease)                         80,515               755,442             (688,182)
                                               ------------         ------------         ------------
Class C:
  Subscriptions                                    538,610               940,537              560,801
  Issued for distributions reinvested               21,748                18,112                9,774
  Redemptions                                     (463,863)             (282,911)            (140,061)
                                               ------------         ------------         ------------
    Net Increase                                    96,495               675,738              430,514
                                               ------------         ------------         ------------

(a)  The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1. ORGANIZATION

Columbia New York Tax-Exempt Fund (the "Fund"), formerly Liberty New York Tax-Exempt Fund, a series of Columbia Funds Trust V (the "Trust"), formerly Liberty Funds Trust V, is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and New York state personal income tax and by pursuing opportunities for long term appreciation.

FUND SHARES

The Fund may issue an unlimited number of shares, and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Effective October 13, 2003, the Fund changed its name from Liberty New York Tax-Exempt Fund to Columbia New York Tax-Exempt Fund and the Trust changed its name from Liberty Funds Trust V to Columbia Funds Trust V.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in

October 31, 2003

interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of October 31, 2003, the Fund had no open futures contracts.

DELAYED DELIVERY SECURITIES

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.
DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2003 permanent differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

      UNDISTRIBUTED                ACCUMULATED
     NET INVESTMENT               NET REALIZED                   PAID-IN
         INCOME                       LOSS                       CAPITAL
         ------                       ----                       -------
         $(5,604)                    $5,604                       $ --

Net investment income and net realized gains, as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended October 31, 2003 and the years ended January 31, 2003 and 2002, were as follows:

October 31, 2003

                  OCTOBER 31, 2003
-----------------------------------------------------
          TAX-
         EXEMPT                     ORDINARY
         INCOME                      INCOME*
         ------                      -------
       $3,495,375                     $ --

                  JANUARY 31, 2003
-----------------------------------------------------
          TAX-
         EXEMPT                     ORDINARY
         INCOME                      INCOME*
         ------                      -------
       $4,436,726                    $2,894

                  JANUARY 31, 2002
-----------------------------------------------------
          TAX-
         EXEMPT                     ORDINARY
         INCOME                      INCOME*
         ------                      -------
       $3,904,044                     $ --

*For tax purposes short-term capital gains distributions are considered ordinary income distributions.
As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED               UNDISTRIBUTED                    NET
       TAX-EXEMPT                   LONG-TERM                  UNREALIZED
         INCOME                   CAPITAL GAINS               APPRECIATION*
         ------                   -------------               -------------
        $196,795                    $679,042                   $9,289,337

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes, was:

    Unrealized appreciation              $  10,016,404
    Unrealized depreciation                   (727,067)
                                         -------------
    Net unrealized appreciation          $   9,289,337
                                         =============

Capital loss carryforwards of $305,285 were utilized and/or expired during the period ended October 31, 2003. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISOR/ADMINISTRATOR MERGER

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor and pricing and bookkeeping agent. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE

Columbia is the investment advisor of the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
------------------------             ---------------
First $2 billion                         0.50%
Over $2 billion                          0.45%

For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized investment advisory fee rates were 0.50% and 0.50%, respectively.

Prior to November 4, 2002, the monthly investment advisory fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia Ohio Tax-Exempt Fund. The annual fee rate was the same as described above.

At a meeting held on October 8, 2003, the Board of Trustees approved a change of the investment advisory fee structure for the Fund. Effective November 1, 2003, Columbia will receive a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund,

October 31, 2003

Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
------------------------             ---------------
First $1 billion                          0.50%
Next $2 billion                           0.45%
Over $3 billion                           0.40%

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays out-of-pocket costs for pricing services. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized pricing and bookkeeping fee rates were 0.043% and 0.055%, respectively. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Columbia Funds Services, Inc., (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized transfer agent fee rates were 0.13% and 0.12%, respectively. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual fee of $34.00 per open account for transfer agent fees. The transfer agent will continue to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Effective October 13, 2003, Liberty Funds Distributor Inc. (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the period ended October 31, 2003, the Distributor has retained net underwriting discounts of $14,025 on sales of the Fund's Class A shares and received CDSCs of $75,270 and $9,021 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized service fee rates were 0.23% and 0.22%, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE WAIVERS

Columbia has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could invest a portion of the assets utilized in connection with the expense offset

October 31, 2003

arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $11,701,545 and $9,167,658 respectively.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with terms similar to its existing agreement. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund did not borrow under these agreements.

NOTE 7. CONCENTRATION OF CREDIT RISK

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

NOTE 8. COMPARABILITY OF FINANCIAL STATEMENTS

The Fund has changed its fiscal year end from January 31 to October 31.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                            PERIOD ENDED                        YEAR ENDED JANUARY 31,
                                            OCTOBER 31,       -----------------------------------------------------------
CLASS A SHARES                                2003 (A)         2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  7.60         $  7.43      $  7.34      $  6.68      $  7.49      $  7.38
                                              -------         -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.24(b)         0.33(b)      0.34(b)(c)    0.35(d)     0.35(d)      0.36
Net realized and unrealized gain (loss) on
  investments and futures contracts              0.11            0.17         0.07(c)      0.67        (0.81)        0.11
                                              -------         -------      -------      -------      -------      -------
  Total from Investment Operations               0.35            0.50         0.41         1.02        (0.46)        0.47
                                              -------         -------      -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                      (0.23)          (0.33)       (0.32)       (0.36)       (0.35)       (0.35)
In excess of net investment income                 --              --           --           --           --        (0.01)
                                              -------         -------      -------      -------      -------      -------
  Total Distributions Declared to
    Shareholders                                (0.23)          (0.33)       (0.32)       (0.36)       (0.35)       (0.36)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  7.72         $  7.60      $  7.43      $  7.34      $  6.68      $  7.49
                                              -------         -------      -------      -------      -------      -------
Total return(e)(f)                              4.70%(g)        6.81%        5.75%       15.58%        (6.34)%      6.61%
                                              -------         -------      -------      -------      -------      -------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
  DATA:
Expenses(h)                                     0.83%(i)        0.82%        0.79%        0.79%        0.79%        0.77%
Net investment income(h)                        4.15%(i)        4.32%        4.61%(c)     5.02%        4.90%        4.78%
Waiver/reimbursement                            0.24%(i)        0.18%        0.21%        0.22%        0.18%        0.16%
Portfolio turnover rate                            8%(g)          11%           9%          18%          17%          28%
Net assets, end of period (000's)             $68,271         $67,779      $60,165      $47,733      $43,471      $55,348

(a)  The Fund has changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.55% to 4.61%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not Annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than $0.01%.
(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                            PERIOD ENDED                        YEAR ENDED JANUARY 31,
                                            OCTOBER 31,       -----------------------------------------------------------
CLASS B SHARES                                2003 (A)         2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  7.60         $  7.43      $  7.34      $  6.68      $  7.49      $  7.38
                                              -------         -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.20(b)         0.27(b)      0.29(b)(c)    0.30(d)     0.29(d)      0.30
Net realized and unrealized gain (loss) on
  investments and futures contracts              0.11            0.17         0.07(c)      0.67        (0.81)        0.12
                                              -------         -------      -------      -------      -------      -------
  Total from Investment Operations               0.31            0.44         0.36         0.97        (0.52)        0.42
                                              -------         -------      -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                      (0.19)          (0.27)       (0.27)       (0.31)       (0.29)       (0.30)
In excess of net investment income                 --              --           --           --           --        (0.01)
                                              -------         -------      -------      -------      -------      -------
  Total Distributions Declared to
    Shareholders                                (0.19)          (0.27)       (0.27)       (0.31)       (0.29)       (0.31)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                $  7.72         $  7.60      $  7.43      $  7.34      $  6.68      $  7.49
                                              -------         -------      -------      -------      -------      -------
Total return(e)(f)                              4.12%(g)        6.02%        4.99%       14.74%        (7.04)%      5.80%
                                              -------         -------      -------      -------      -------      -------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
  DATA:
Expenses(h)                                     1.58%(i)        1.57%        1.54%        1.54%        1.54%        1.52%
Net investment income(h)                        3.40%(i)        3.57%        3.86%(c)     4.27%        4.15%        4.03%
Waiver/reimbursement                            0.24%(i)        0.18%        0.21%        0.22%        0.18%        0.16%
Portfolio turnover rate                            8%(g)          11%           9%          18%          17%          28%
Net assets, end of period (000's)             $44,293         $43,018      $36,409      $41,034      $44,747      $54,079

(a)  The Fund has changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.80% to 3.86%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than $0.01%.
(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                PERIOD ENDED                     YEAR ENDED JANUARY 31,
                                                OCTOBER 31,       -----------------------------------------------------
CLASS C SHARES                                    2003 (A)         2003         2002        2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  7.60         $  7.43      $ 7.34       $6.68      $7.49      $7.38
                                                  -------         -------      ------       -----      -----      -----
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.21(b)         0.29(b)     0.31(b)(c)  0.32(d)    0.31(d)    0.32
Net realized and unrealized gain (loss) on
  investments and futures contracts                  0.12            0.17        0.07(c)     0.67      (0.81)      0.12
                                                  -------         -------      ------       -----      -----      -----
  Total from Investment Operations                   0.33            0.46        0.38        0.99      (0.50)      0.44
                                                  -------         -------      ------       -----      -----      -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.21)          (0.29)      (0.29)      (0.33)     (0.31)     (0.32)
In excess of net investment income                     --              --          --          --         --      (0.01)
                                                  -------         -------      ------       -----      -----      -----
  Total Distributions Declared to Shareholders      (0.21)          (0.29)      (0.29)      (0.33)     (0.31)     (0.33)
                                                  -------         -------      ------       -----      -----      -----
NET ASSET VALUE, END OF PERIOD                    $  7.72         $  7.60      $ 7.43       $7.34      $6.68      $7.49
                                                  -------         -------      ------       -----      -----      -----
Total return(e)(f)                                   4.35%(g)       6.34%       5.29%       15.07%     (6.76)%    6.13%
                                                  -------         -------      ------       -----      -----      -----
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
  DATA:
Expenses(h)                                         1.28%(i)        1.27%       1.24%       1.24%      1.24%      1.22%
Net investment income(h)                            3.70%(i)        3.87%       4.16%(c)    4.57%      4.45%      4.33%
Waiver/reimbursement                                0.54%(i)        0.48%       0.51%       0.52%      0.48%      0.46%
Portfolio turnover rate                                8%(g)          11%          9%         18%        17%        28%
Net assets, end of period (000's)                 $10,231         $ 9,344      $4,108       $ 900      $ 654      $ 720

(a)  The Fund has changed its fiscal year end from January 31 to October 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.10% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than $0.01%.
(i)  Annualized.

 REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST V
AND THE SHAREHOLDERS OF COLUMBIA NEW YORK TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia New York Tax-Exempt Fund (the "Fund") (formerly Liberty New York Tax-Exempt Fund) (a series of Columbia Funds Trust V, formerly Liberty Funds Trust V) at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $679,042.

100.00% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                    Year first
                                       Position     elected or
                                         with       appointed                 Principal occupation(s)
       Name, address and age            Funds      to office(1)               during past five years
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)             Trustee         1996       Executive Vice President-Strategy of United
P.O. Box 66100                                                    Airlines (airline) since December, 2002
Chicago, IL 60666                                                 (formerly President of UAL Loyalty Services
                                                                  (airline) from September, 2001 to December,
                                                                  2002; Executive Vice President and Chief
                                                                  Financial Officer of United Airlines from
                                                                  March, 1993 to September, 2001; Senior Vice
                                                                  President and Chief Financial Officer of UAL,
                                                                  Inc. prior thereto).

Janet Langford Kelly (age 46)          Trustee         1996       Chief Administrative Officer and Senior Vice
3100 West Beaver Road                                             President, Kmart Holding Corporation since
Troy, MI 48084-3163                                               September, 2003 (formerly Executive Vice
                                                                  President-Corporate Development and
                                                                  Administration, General Counsel and Secretary,
                                                                  Kellogg Company (food manufacturer), from
                                                                  September, 1999 to August, 2003; Senior Vice
                                                                  President, Secretary and General Counsel, Sara
                                                                  Lee Corporation (branded, packaged,
                                                                  consumer-products manufacturer) from January,
                                                                  1995 to September, 1999).

Richard W. Lowry (age 67)              Trustee         1995       Private Investor since August, 1987 (formerly
10701 Charleston Drive                                            Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                              Plywood Corporation (building products
                                                                  manufacturer)).

Charles R. Nelson (age 61)             Trustee         1981       Professor of Economics, University of
Department of Economics                                           Washington, since January, 1976; Ford and
University of Washington                                          Louisa Van Voorhis Professor of Political
Seattle, WA 98195                                                 Economy, University of Washington, since
                                                                  September, 1993; Director, Institute for
                                                                  Economic Research, University of Washington,
                                                                  since September, 2001; Adjunct Professor of
                                                                  Statistics, University of Washington, since
                                                                  September, 1980; Associate Editor, Journal of
                                                                  Money Credit and Banking, since September,
                                                                  1993; consultant on econometric and statistical
                                                                  matters.

John J. Neuhauser (age 60)             Trustee         1985       Academic Vice President and Dean of Faculties
84 College Road                                                   since August, 1999, Boston College (formerly
Chestnut Hill, MA 02467-3838                                      Dean, Boston College School of Management from
                                                                  September, 1977 to September, 1999).

Patrick J. Simpson (age 58)            Trustee         2000       Partner, Perkins Coie L.L.P. (formerly Partner,
1211 S.W. 5th Avenue                                              Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)             Trustee         1998       Business Consultant since 1999 (formerly
2208 Tawny Woods Place                                            Professor of Finance from 1975 to 1999 and Dean
Boise, ID 83706                                                   from 1977 to 1991, College of Business, Boise
                                                                  State University); Chartered Financial Analyst.

                                     Number of portfolios
                                      in Columbia Funds               Other
                                     complex overseen by          directorships
       Name, address and age           Trustee/Director                held
-----------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)                   124             Orbitz (an online ticket
P.O. Box 66100                                                       broker)
Chicago, IL 60666
Janet Langford Kelly (age 46)                124                       None
3100 West Beaver Road
Troy, MI 48084-3163
Richard W. Lowry (age 67)                    126(3)                    None
10701 Charleston Drive
Vero Beach, FL 32963
Charles R. Nelson (age 61)                   124                       None
Department of Economics
University of Washington
Seattle, WA 98195
John J. Neuhauser (age 60)                   127(3,4)        Saucony, Inc. (athletic
84 College Road                                             footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                                       (e-learning)
Patrick J. Simpson (age 58)                  124                       None
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204
Thomas E. Stitzel (age 67)                   124                       None
2208 Tawny Woods Place
Boise, ID 83706

                                                    Year first
                                       Position     elected or
                                         with       appointed                 Principal occupation(s)
       Name, address and age            Funds      to office(1)               during past five years
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)            Trustee         1996       Managing Director, William Blair Capital
27 West Monroe Street,                                            Partners (private equity investing) since
Suite 3500                                                        September, 1994 (formerly Chief Executive
Chicago, IL 60606                                                 Officer and Chairman of the Board of Directors,
                                                                  Continental Bank Corporation prior thereto).

Anne-Lee Verville (age 58)             Trustee         1998       Author and speaker on educational systems needs
359 Stickney Hill Road                                            (formerly General Manager, Global Education
Hopkinton, NH 03229                                               Industry from 1994 to 1997, and President,
                                                                  Applications Solutions Division from 1991 to
                                                                  1994, IBM Corporation (global education and
                                                                  global applications)).

Richard L. Woolworth (age 62)          Trustee         1991       Chairman and Chief Executive Officer, The
100 S.W. Market Street                                            Regence Group (healthcare maintenance
#1500                                                             organization) (formerly Chairman and Chief
Portland, OR 97207                                                Executive Officer, BlueCross BlueShield of
                                                                  Oregon; Certified Public Accountant, Arthur
                                                                  Young & Company).

INTERESTED TRUSTEES
William E. Mayer(2) (age 63)           Trustee         1994       Managing Partner, Park Avenue Equity Partners
399 Park Avenue                                                   (private equity) since February, 1999 (formerly
Suite 3204                                                        Founding Partner, Development Capital LLC from
New York, NY 10022                                                November 1996 to February, 1999; Dean and
                                                                  Professor, College of Business and Management,
                                                                  University of Maryland from October, 1992 to
                                                                  November, 1996).

Joseph R. Palombo(2) (age 50)          Trustee,        2000       Executive Vice President and Chief Operating
One Financial Center                 Chairman of                  Officer of Columbia Management Group, Inc.
Boston, MA 02111                      the Board                   since December, 2001 and Director, Executive
                                         and                      Vice President and Chief Operating Officer of
                                      President                   Columbia Management Advisors, Inc. (Advisor)
                                                                  since April, 2003 (formerly Chief Operations
                                                                  Officer of Mutual Funds, Liberty Financial
                                                                  Companies, Inc. from August, 2000 to November,
                                                                  2001; Executive Vice President of Stein Roe &
                                                                  Farnham Incorporated (Stein Roe) from April,
                                                                  1999 to April, 2003; Director of Colonial
                                                                  Management Associates, Inc. (Colonial) from
                                                                  April, 1999 to April, 2003; Director of Stein
                                                                  Roe from September, 2000 to April, 2003)
                                                                  President of Columbia Funds and Galaxy Funds
                                                                  since February, 2003 (formerly Vice President
                                                                  from September 2002 to February 2003); Manager
                                                                  of Stein Roe Floating Rate Limited Liability
                                                                  Company since October, 2000; (formerly Vice
                                                                  President of the Columbia Funds from April,
                                                                  1999 to August, 2000; Chief Operating Officer
                                                                  and Chief Compliance Officer, Putnam Mutual
                                                                  Funds from December, 1993 to March, 1999).

                                     Number of portfolios
                                      in Columbia Funds               Other
                                     complex overseen by          directorships
       Name, address and age           Trustee/Director                held
-----------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)                  124              Anixter International
27 West Monroe Street,                                      (network support equipment
Suite 3500                                                   distributor), Jones Lang
Chicago, IL 60606                                              LaSalle (real estate
                                                             management services) and
                                                                 MONY Group (life
                                                                    insurance)
Anne-Lee Verville (age 58)                125(4)             Chairman of the Board of
359 Stickney Hill Road                                       Directors, Enesco Group,
Hopkinton, NH 03229                                          Inc. (designer, importer
                                                                and distributor of
                                                            giftware and collectibles)
Richard L. Woolworth (age 62)                124            NW Natural (a natural gas
100 S.W. Market Street                                          service provider)
#1500
Portland, OR 97207
INTERESTED TRUSTEES
William E. Mayer(2) (age 63)              126(3)              Lee Enterprises (print
399 Park Avenue                                             media), WR Hambrecht + Co.
Suite 3204                                                      (financial service
New York, NY 10022                                          provider) and First Health
                                                                   (healthcare)
Joseph R. Palombo(2) (age 50)             125(5)                       None
One Financial Center
Boston, MA 02111

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

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

                      This page intentionally left blank.

OFFICERS AND TRANSFER AGENT

                                                Year first
                                                elected or
                                Position with   appointed
Name, address and age           Columbia funds  to office           Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)          Chief          2001      Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center              Accounting                 Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                 Officer and                 Columbia Funds and Liberty All-Star Funds since June, 2001;
                                  Controller                 Controller and Chief Accounting Officer of Galaxy Funds
                                                             since September, 2002 (formerly Vice President, Corporate
                                                             Audit, State Street Bank and Trust Company from May, 1998 to
                                                             April, 2001; Audit Manager from July, 1994 to June, 1997;
                                                             Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                             Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer        2000      Treasurer of the Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2000; Vice President of the Advisor
Boston, MA 02111                                             since April, 2003 (formerly Controller of the Liberty Funds and of the Liberty All-Star Funds from February, 1998 to
                                                             October, 2000); Treasurer of the Galaxy Funds since
                                                             September 2002; Treasurer, Columbia Management
                                                             Multi-Strategy Hedge Fund, LLC since December, 2002
                                                             (formerly Vice President of Colonial from February, 1998 to
                                                             October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP
                                                             from April, 1996 to January, 1998).

David A. Rozenson (Age 49)        Secretary        2003      Secretary of the Columbia Funds and of the Liberty All-Star
One Financial Center                                         Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                             Financial Corporation since January, 1996. Associate General
                                                             Counsel, Columbia Management Group since November, 2002.

Important Information About This Report
The Transfer Agent for Columbia New York Tax-Exempt Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia New York Tax-Exempt Fund

Columbia New York Tax-Exempt Fund   ANNUAL REPORT, OCTOBER 31, 2003

                                                                   PRSRT STD
                                                                  U.S. Postage
                                                                      PAID
                                                                 Holliston, MA
                                                                 Permit NO. 20


[COLUMBIA FUNDS LOGO]  COLUMBIAFUNDS

                       A Member of Columbia Management Group

                       (c) 2003 COLUMBIA FUNDS DISTRIBUTOR, INC.
                       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
                       800.345.6611 www.columbiafunds.com




                                                774-02/236Q-1003 (12/03) 03/3701

                                    [GRAPHIC]

                              Columbia Connecticut
                                 Tax-Exempt Fund

                                  Annual Report
                                October 31, 2003

                             We are Columbia Funds!

INSIDE -- Management's discussion of the changes effective October 13, 2003.

President's Message

[PHOTO] Joseph R. Palombo

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Connecticut Tax-Exempt Fund was changed to Columbia Connecticut Tax-Exempt Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Gary Swayze discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

Net asset value per share as of 10/31/03 ($)

Class A   8.21
Class B   8.21
Class C   8.21

Distributions declared per share 2/1/03-10/31/03 ($)

Class A     0.24
Class B     0.19
Class C     0.21

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

[LOGO] Not FDIC Insured May Lose Value

No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of a $10,000 investment 11/1/93 - 10/31/03

Performance of a $10,000 investment 11/1/93 -- 10/31/03 ($)

                   without sales      with sales
                      charge            charge
                   -----------------------------

Class A               17,119            16,306
----------------------------------------------
Class B               15,889            15,889
----------------------------------------------
Class C               16,648            16,648

                                     [CHART]

                Class A shares       Class A shares       Lehman Brothers
             without sales charge   with sales charge   Municipal Bond Index
             --------------------   -----------------   --------------------
 11/1/1993         $10,000               $ 9,525              $10,000
11/30/1993           9,891                 9,421                9,912
12/31/1993          10,074                 9,596               10,121
01/31/1994          10,156                 9,674               10,236
02/28/1994           9,891                 9,421                9,971
03/31/1994           9,431                 8,983                9,565
04/30/1994           9,476                 9,026                9,646
05/31/1994           9,574                 9,119                9,730
06/30/1994           9,503                 9,052                9,671
07/31/1994           9,707                 9,246                9,848
08/31/1994           9,727                 9,265                9,882
09/30/1994           9,547                 9,093                9,737
10/31/1994           9,300                 8,858                9,564
11/30/1994           9,037                 8,608                9,391
12/31/1994           9,341                 8,897                9,597
01/31/1995           9,660                 9,202                9,872
02/28/1995           9,941                 9,468               10,159
03/31/1995          10,043                 9,566               10,274
04/30/1995          10,049                 9,572               10,288
05/31/1995          10,290                 9,801               10,616
06/30/1995          10,158                 9,675               10,524
07/31/1995          10,191                 9,707               10,624
08/31/1995          10,349                 9,857               10,759
09/30/1995          10,437                 9,941               10,827
10/31/1995          10,597                10,093               10,984
11/30/1995          10,799                10,286               11,166
12/31/1995          10,932                10,413               11,273
01/31/1996          10,993                10,471               11,359
02/29/1996          10,896                10,379               11,282
03/31/1996          10,741                10,230               11,137
04/30/1996          10,730                10,220               11,106
05/31/1996          10,734                10,224               11,102
06/30/1996          10,840                10,325               11,223
07/31/1996          10,948                10,428               11,324
08/31/1996          10,937                10,417               11,321
09/30/1996          11,075                10,548               11,480
10/31/1996          11,183                10,652               11,610
11/30/1996          11,382                10,841               11,822
12/31/1996          11,341                10,802               11,773
01/31/1997          11,376                10,836               11,795
02/28/1997          11,503                10,956               11,903
03/31/1997          11,370                10,830               11,745
04/30/1997          11,451                10,907               11,844
05/31/1997          11,608                11,057               12,023
06/30/1997          11,736                11,178               12,151
07/31/1997          12,018                11,448               12,488
08/31/1997          11,928                11,362               12,370
09/30/1997          12,073                11,499               12,518
10/31/1997          12,155                11,577               12,598
11/30/1997          12,222                11,641               12,672
12/31/1997          12,385                11,797               12,857
01/31/1998          12,515                11,921               12,990
02/28/1998          12,517                11,922               12,993
03/31/1998          12,518                11,923               13,005
04/30/1998          12,439                11,848               12,947
05/31/1998          12,651                12,050               13,151
06/30/1998          12,700                12,097               13,202
07/31/1998          12,719                12,115               13,235
08/31/1998          12,934                12,320               13,441
09/30/1998          13,115                12,492               13,609
10/31/1998          13,101                12,478               13,609
11/30/1998          13,133                12,509               13,656
12/31/1998          13,183                12,557               13,690
01/31/1999          13,335                12,701               13,853
02/28/1999          13,264                12,634               13,792
03/31/1999          13,234                12,605               13,812
04/30/1999          13,284                12,653               13,846
05/31/1999          13,200                12,573               13,766
06/30/1999          13,030                12,411               13,568
07/31/1999          13,083                12,462               13,617
08/31/1999          12,983                12,366               13,508
09/30/1999          12,966                12,350               13,513
10/31/1999          12,831                12,221               13,367
11/30/1999          12,936                12,322               13,509
12/31/1999          12,869                12,258               13,407
01/31/2000          12,820                12,211               13,348
02/29/2000          12,978                12,361               13,503
03/31/2000          13,229                12,601               13,798
04/30/2000          13,124                12,500               13,716
05/31/2000          13,074                12,453               13,645
06/30/2000          13,415                12,778               14,007
07/31/2000          13,634                12,986               14,201
08/31/2000          13,852                13,194               14,420
09/30/2000          13,780                13,125               14,345
10/31/2000          13,929                13,267               14,501
11/30/2000          14,040                13,373               14,612
12/31/2000          14,408                13,723               14,972
01/31/2001          14,522                13,832               15,121
02/28/2001          14,610                13,916               15,169
03/31/2001          14,707                14,008               15,306
04/30/2001          14,495                13,806               15,140
05/31/2001          14,631                13,936               15,304
06/30/2001          14,763                14,062               15,406
07/31/2001          15,008                14,295               15,634
08/31/2001          15,274                14,548               15,892
09/30/2001          15,255                14,531               15,838
10/31/2001          15,484                14,749               16,027
11/30/2001          15,312                14,585               15,892
12/31/2001          15,194                14,473               15,741
01/31/2002          15,427                14,694               16,014
02/28/2002          15,641                14,898               16,206
03/31/2002          15,291                14,565               15,888
04/30/2002          15,621                14,879               16,198
05/31/2002          15,679                14,934               16,297
06/30/2002          15,836                15,084               16,469
07/31/2002          16,031                15,269               16,682
08/31/2002          16,204                15,434               16,882
09/30/2002          16,537                15,752               17,252
10/31/2002          16,271                15,498               16,965
11/30/2002          16,164                15,396               16,894
12/31/2002          16,563                15,776               17,251
01/31/2003          16,436                15,655               17,208
02/28/2003          16,753                15,957               17,448
03/31/2003          16,766                15,970               17,459
04/30/2003          16,902                16,099               17,574
05/31/2003          17,325                16,502               17,985
06/30/2003          17,234                16,416               17,910
07/31/2003           1,652                15,743               17,283
08/31/2003          16,686                15,894               17,413
09/30/2003          17,239                16,420               17,925
10/31/2003          17,119                16,306               17,833

Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/03 (%)

Share class                 A                   B                     C
Inception date           11/1/91             6/8/92                8/1/97
------------------------------------------------------------------------------
                   without     with     without     with     without     with
                    sales     sales      sales     sales      sales     sales
                   charge     charge    charge     charge    charge     charge
------------------------------------------------------------------------------
9-month
(cumulative)        4.21      -0.74      3.62      -1.38      3.86       2.86
------------------------------------------------------------------------------
1-year              5.26       0.26      4.47      -0.53      4.79       3.79
------------------------------------------------------------------------------
5-year              5.50       4.48      4.72       4.39      5.04       5.04
------------------------------------------------------------------------------
10-year             5.52       5.01      4.74       4.74      5.23       5.23
------------------------------------------------------------------------------

Average annual total return as of 9/30/03 (%)

Share class                 A                   B                     C
------------------------------------------------------------------------------
                   without     with     without     with     without     with
                    sales     sales      sales     sales      sales     sales
                   charge     charge    charge     charge    charge     charge
------------------------------------------------------------------------------
9-month
(cumulative)        4.07      -0.87      3.49      -1.51      3.72       2.72
------------------------------------------------------------------------------
1-year              4.23      -0.72      3.46      -1.54      3.77       2.77
------------------------------------------------------------------------------
5-year              5.62       4.59      4.84       4.50      5.15       5.15
------------------------------------------------------------------------------
10-year             5.58       5.07      4.80       4.80      5.29       5.29
------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes vary based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

Portfolio Manager's Report

SEC yields as of 10/31/03 (%)

Class A                                 3.00
Class B                                 2.40
Class C                                 2.70

The 30-day SEC yields reflect the portfolio's earning power, and net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 3.24%, 2.60% and 2.40% for class A, B and C shares.

Taxable-equivalent SEC yields
as of 10/31/03 (%)
Class A                                                 4.83

Class B                                                 3.87

Class C                                                 4.35

Taxable-equivalent SEC yields are based on the combined maximum effective 37.93% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Top 5 sectors as of 10/31/03 (%)

Local general obligations               30.5
Education                               18.1
State general obligations               15.3
Special non-property tax                 5.9
Water & sewer                            4.6

Sector weightings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector weightings in the future.

The Board of Trustees for Columbia Connecticut Tax-Exempt Fund has approved the change of the fund's fiscal year end from January 31 to October 31. As a result, this report covers the nine-month period since the last annual report. The next report you receive will be for the six-month period from November 1, 2003, through April 30, 2004.

For the nine-month period ended October 31, 2003, class A shares of Columbia Connecticut Tax-Exempt Fund returned 4.21% without sales charge. This exceeded both the Lehman Brothers Municipal Bond Index, which returned 3.63%, and the Lipper Connecticut Municipal Debt Funds Category, which returned an average of 3.10% for the same period./1/ The fund benefited from timely hedging--a strategy that offset some of the investment risks associated with interest rate changes.

A volatile period for municipal bonds

Municipal bond yields started and ended the period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a policy shift from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. The Fed began to view a further substantial fall in inflation as "unwelcome." Treasuries were boosted by speculative buying and by institutional investors, who used them to restore the volatility of mortgage portfolios. During this time, intermediate and long maturity municipals outperformed shorter issues.

The environment for bonds changed markedly during July, when stronger economic growth was paced by consumer spending, capital spending and housing sales. In the face of this good news, bond prices declined and yields rose on concerns of rising inflation, but the market later recouped some of its losses to end the period close to where it started. In a rising interest rate environment, the fund's longer duration--a measure of its interest rate sensitivity--did not help performance, nor did its position in non-callable bonds, which offer slightly lower yields than bonds that can be redeemed before their due dates.

------------
/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Connecticut faces a budget crunch

Connecticut's precipitous drop in capital gains and other stock-related income has led to severe fiscal stress. As anticipated, Moody's rating agency downgraded the state from 'AA2' to 'AA3' on July 2, 2003. Downgrades from the other rating agencies are still possible but are less likely since the state has adopted some structural reforms including tax increases. A budget compromise was finally reached in mid-summer that includes a combination of tax increases, spending reductions and securitized tobacco bond deficit financing. Although the state has attempted to budget conservatively, most income sources are below original expectations. Connecticut, however, remains the wealthiest state in the country by several measures. In addition, an improved outlook for defense manufacturing should help the state's economy. Although overall economic conditions should not materially worsen, Connecticut may lag other states in terms of a meaningful recovery.

Outlook improving, but slowly

We plan to retain or increase the fund's slightly long relative duration and its level of call protection. The outlook for the municipal bond market is highly dependent on whether inflation rises or falls and the resulting influence on municipal bond yields. Although core consumer prices have risen at a slower rate over the past 12 months, third quarter gross domestic product and job-growth data were surprisingly strong. Nevertheless, we expect high productivity growth and slower growth in consumer spending to keep core inflation in check. We expect intermediate-term interest rates could stabilize or decline, and that economic growth--and, therefore, municipal finances--will be under less stress.

/s/ Gary Swayze

Gary Swayze has managed Columbia Connecticut Tax-Exempt Fund since November
1997.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Maturity breakdown (%)

                                     [CHART]

                        10/31/2003    1/31/2003
                        ----------    ---------
0-5 years                  4.3           7.3
5-7 years                  7.7           7.5
7-10 years                27.7          17.9
10-15 years               33.4          35.9
15-20 years               12.0          12.6
20-25 years                8.3           8.6
25 years and over          5.7           6.5
Net cash & equivalent      0.9           3.7

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

Quality breakdown as of 10/31/03 (%)

                                     [CHART]

AAA                    72.9
AA                     17.0
A                       6.1
BBB                     2.3
Non-rated               0.8
Cash equivalents        0.9

Quality breakdown is calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

Investment Portfolio

October 31, 2003

Municipal Bonds - 97.8%          Par        Value
----------------------------------------------------
EDUCATION - 18.1%
State Health & Educational
 Facilities Authority:
 Brunswick School,
 Series 2003 B,
   5.000% 07/01/33           $  670,000  $    680,224
 Connecticut College:
 Series 2000 D1,
   5.750% 07/01/30            2,000,000     2,188,200
  Series 2002 E,
   5.250% 07/01/22              400,000       424,568
 Hopkins School,
 Series 1998 A,
   4.750% 07/01/23            1,385,000     1,393,573
 Loomis Chaffee School,
 Series 2001 E,
   5.250% 07/01/21            1,765,000     1,855,139
 Quinnipiac College,
 Series 1998 E,
    4.700% 07/01/15           1,250,000     1,302,662
 St. Joseph College,
  Series 1999 A:
   5.250% 07/01/13              450,000       476,604
   5.250% 07/01/14              475,000       500,379
 State University:
  Series 1997 B,
   5.250% 11/01/17            2,500,000     2,706,750
  Series 2003 E,
   5.000% 11/01/14            4,060,000     4,431,652
 Trinity College:
  Series 1998 F,
   5.500% 07/01/21            2,000,000     2,252,300
  Series 2001 G,
   5.000% 07/01/21            1,000,000     1,041,810
 University of Connecticut:
  Series 2000 A,
   5.750% 11/15/29            2,000,000     2,363,700
 Series 2002 A:
    5.250% 11/15/14           2,135,000     2,381,635
    5.250% 05/15/15           1,500,000     1,648,125
    5.250% 11/15/18           2,095,000     2,286,609
    5.375% 04/01/16           1,200,000     1,323,204
 University of Hartford,
 Series 2002,
   5.375% 07/01/15            1,875,000     2,035,237
 Yale University:
  Series 2002 W,
   5.125% 07/01/27            2,000,000     2,042,720
  Series 2003 X-1,
   5.000% 07/01/42            2,500,000     2,520,250
                                         ------------
                                           35,855,341
                                         ------------

HEALTH CARE - 4.7%
Hospitals - 2.1%
State Health & Educational Facilities
 Authority:
 Catholic Health East,
 Series 1999 F,
   5.750% 11/15/29          $1,000,000   $  1,070,510
  Danbury Hospital,
  Series 1991 E,
   6.500% 07/01/14             230,000        236,290
  Hospital for Special Care,
  Series 1997 B,
   5.375% 07/01/17             550,000        444,081
 St. Raphael Hospital:
  Series 1992 G,
   6.200% 07/01/14             225,000        228,224
  Series 1993 H,
   5.250% 07/01/09           2,000,000      2,252,240
                                         ------------
                                            4,231,345
                                         ------------

Intermediate Care Facilities - 0.4%
State Health & Educational
 Facilities Authority,
 The Village for Families & Children,
  Series 2002 A,
   5.000% 07/01/23             255,000        259,878
State Housing Finance Authority,
  Series 2000,
   5.850% 06/15/30             500,000        531,310
                                         ------------
                                              791,188
                                         ------------

Nursing Homes - 2.2%
State Development Authority:
  Clintonville Manor Realty, Inc.,
   Series 1992,
   6.750% 06/20/21           1,450,000      1,452,001
  Mary Wade Home,
   Series 1999 A,
   6.375% 12/01/18           1,000,000      1,081,730
State Health & Educational
 Facilities Authority:
  Noble Horizons Project,
   Series 1993 A,
   5.875% 11/01/12             640,000        653,651
  Pope John Paul II Center for
   Health, Series 1994,
   6.250% 11/01/13           1,000,000      1,067,300
                                         ------------
                                            4,254,682
                                         ------------

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)                     Par           Value
-----------------------------------------------------------------------
HOUSING - 1.0%
Multi-Family - 0.7%
Greenwich Housing Authority,
 Greenwich Close Apartments,
 Series 1997 A,
   6.350% 09/01/27                           $  750,000    $    702,503
Waterbury Nonprofit
 Housing Corp.,
 Fairmont Heights,
 Series 1993 A,
   6.500% 01/01/26                              600,000         600,612
                                                           ------------
                                                              1,303,115
                                                           ------------

Single Family - 0.3%
State Housing Finance Authority:
  Series 1990 B4,
   7.300% 11/15/03                                5,000           5,010
  Series 1997 D2,
   5.600% 11/15/21                              655,000         678,632
                                                           ------------
                                                                683,642
                                                           ------------

INDUSTRIAL - 1.6%
Forest Products - 0.5%
Sprague, International Paper Co. Project,
 Series 1997 A,
   5.700% 10/01/21                            1,000,000       1,002,430
                                                           ------------

Manufacturing - 1.1%
State Development Authority, Pfizer,
 Inc. Project, Series 1994,
   7.000% 07/01/25                            2,000,000       2,209,820
                                                           ------------

OTHER - 0.4%
Refunded/Escrowed (a) - 0.4%
State Development Authority, Sewer
 Sludge Disposal Facilities,
 Series 1996,
   8.250% 12/01/06                              785,000         871,601
State Health & Educational Facilities
 Authority,
 Lutheran General Health
 Care System, Series 1989,
   7.250% 07/01/04                               30,000          31,032
                                                           ------------
                                                                902,633
                                                           ------------
RESOURCE RECOVERY - 3.4%
Bristol Resource Recovery Facility
 Operation Committee, Ogden,
 Martin Systems, Inc.,
 Series 1995,
   6.500% 07/01/14                           $1,500,000     $  1,572,690
State Resource Recovery Authority,
 American Re-Fuel Co.:
  Series 1992 A,
   6.450% 11/15/22                            1,425,000        1,438,594
  Series 1998 A,
   5.125% 11/15/14                            2,000,000        2,093,840
  Series 2001 AII,
   5.500% 11/15/15                            1,500,000        1,531,935
                                                            ------------
                                                               6,637,059
                                                            ------------

TAX-BACKED - 55.9%
Local General Obligations - 30.5%
Bethel, Series 1991,
 6.500% 02/15/09                              1,220,000        1,446,408
Branford, Series 2001,
 5.000% 05/15/15                                500,000          544,120
Bridgeport:
  Series 1996 A,
   6.500% 09/01/08                            3,000,000        3,522,090
  Series 1997 A,
   6.250% 03/01/12                            2,465,000        2,945,848
Cheshire,
 Series 2000 B,
   5.000% 08/01/14                            1,720,000        1,881,577
Danbury:
  Series 1992,
   5.625% 08/15/11                              690,000          799,717
 Series 1994:
   4.500% 02/01/12                            1,280,000        1,370,688
   4.500% 02/01/13                            1,280,000        1,364,493
Darien,
 Series 1999,
   4.500% 08/01/18                              500,000          508,710
East Hartford,
 Series 2003,
   5.250% 05/01/15                            1,000,000        1,131,090
East Haven,
 Series 2003,
   5.000% 09/01/15                              640,000          708,109
Farmington,
 Series 1993:
   5.700% 01/15/12                              590,000          681,485
   5.700% 01/15/13                              570,000          660,294
Granby,
 Series 1993:
   6.500% 04/01/09                              200,000          238,110
   6.550% 04/01/10                              175,000          209,926

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)                 Par           Value
-------------------------------------------------------------------
TAX-BACKED (continued)
Local General Obligations (continued)
Hartford,
 Series 2003,
   5.250% 12/01/11                       $1,930,000    $  2,194,468
Hartford County
 Metropolitan District:
   5.625% 02/01/11                          600,000         684,450
   5.625% 02/01/12                          600,000         682,212
   5.625% 02/01/13                          600,000         683,088
 Series 1991,
   6.200% 11/15/10                          220,000         263,844
 Series 1993:
   5.200% 12/01/12                          600,000         676,920
   5.200% 12/01/13                          500,000         564,065
Montville, Series 1993,
   6.300% 03/01/12                          335,000         401,551
Naugatuck,
 Series 2002 A:
   5.000% 06/15/15                        1,405,000       1,461,804
   5.000% 06/15/16                        1,475,000       1,522,893
New Britain:
  Series 1992,
   6.000% 02/01/08                          400,000         459,460
  Series 1993 A,
   6.000% 10/01/12                        2,000,000       2,373,340
  Series 1993 B,
   6.000% 03/01/12                        1,000,000       1,177,950
New Haven:
 Series 2002 A:
   5.250% 11/01/15                        1,885,000       2,155,384
   5.250% 11/01/16                        2,000,000       2,286,880
  Series 2002 B,
   5.000% 11/01/16                        2,240,000       2,421,216
  Series 2002 C,
   5.000% 11/01/20                        1,475,000       1,547,201
New London, Series 2003 C,
   5.000% 02/01/13                        1,645,000       1,817,643
North Branford, Series 2001,
   5.000% 10/01/15                          875,000         942,142
Plainville, Series 2002:
   5.000% 12/01/15                          400,000         434,328
   5.000% 12/01/16                          500,000         539,330
Seymour, Series 2001 B,
   5.250% 08/01/16                          850,000         935,586
Stamford, Series 2003:
   5.000% 07/15/11                        1,560,000       1,745,032
   5.250% 07/15/12                        2,000,000       2,262,040
State Regional School District,
   No. 14, Series 1991,
   6.100% 12/15/06                          285,000         322,697


                                      Par           Value
------------------------------------------------------------
Suffield, Series 2001:
   4.750% 06/15/21                 $1,500,000    $ 1,528,755
   5.125% 06/15/15                  1,000,000      1,087,210
Waterbury, Series 2002 A:
   5.000% 04/01/21                    500,000        514,160
   5.375% 04/01/16                  1,655,000      1,810,024
Westbrook, Series 1992:
   6.300% 03/15/12                    265,000        317,836
   6.400% 03/15/09                    630,000        745,334
West Harford, Series 2003,
   5.000% 07/15/12                  1,285,000      1,429,421
Westport:
  Series 2003,
   5.000% 08/15/15                  1,000,000      1,105,040
  Series 2003 A,
   4.500% 02/01/14                  1,630,000      1,714,793
PR Commonwealth of Puerto Rico
 Municipal Finance Agency:
  Series 1999 A,
   5.500% 08/01/23                    350,000        382,424
  Series 2002 A,
   5.250% 08/01/18                  1,000,000      1,083,010
                                                 -----------
                                                  60,286,196
                                                 -----------

Special Non-Property Tax - 5.9%
State Special Tax Obligation
 Revenue:
  Series 1992,
   6.125% 09/01/12                  2,000,000      2,382,940
  Series 1992 B,
   6.125% 09/01/12                  3,600,000      4,290,156
  Series 2001 A,
   5.375% 10/01/16                  1,000,000      1,143,280
  Series 2002 B,
   5.000% 12/01/21                  1,500,000      1,554,225
PR Commonwealth of Puerto Rico
 Highway & Transportation
 Authority:
  Series 1993,
   5.500% 07/01/09                  1,110,000      1,268,808
  Series 2002 E,
   5.500% 07/01/21                  1,000,000      1,130,090
                                                 -----------
                                                  11,769,499
                                                 -----------

State Appropriated - 4.2%
Juvenile Training School,
 Series 2001,
   4.750% 12/15/25                  4,260,000      4,174,076
New Haven Air Rights
 Parking Facility,
 Series 2002,
   5.375% 12/01/15                    500,000        566,375

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)               Par             Value
-------------------------------------------------------------------
TAX-BACKED (continued)
State Appropriated (continued)
State Development Authority,
 Series 1993 A,
   5.250% 11/15/11                     $  750,000      $    830,955
PR Commonwealth of Puerto Rico
 Public Building Authority,
 Series 1997 B,
   5.000% 07/01/13                      1,000,000         1,078,220
PR Commonwealth of Puerto Rico
 Public Finance,
 Series 2002 E,
   5.500% 08/01/27                      1,500,000         1,671,420
                                                       ------------
                                                          8,321,046
                                                       ------------

State General Obligations - 15.3%
State Government:
  Series 1990 B,
   (b) 11/15/10                         1,450,000         1,144,876
  Series 1993 B,
   5.400% 09/15/09                      3,000,000         3,426,828
  Series 1998 C,
   4.500% 10/15/16                      1,000,000         1,025,800
  Series 1999 B,
   5.875% 11/01/15                      1,250,000         1,479,887
  Series 2000 B,
   5.875% 06/15/17                      1,300,000         1,525,212
  Series 2000 C,
   5.250% 12/15/11                      1,500,000         1,678,485
  Series 2001,
   5.500% 12/15/14                      1,500,000         1,723,605
  Series 2001 C,
   5.500% 12/15/15                      1,500,000         1,720,620
  Series 2001 E,
   5.125% 11/15/15                      1,500,000         1,631,520
  Series 2002 E,
   5.375% 11/15/14                      2,000,000         2,232,560
  Series 2002 F,
   5.000% 10/15/19                      1,730,000         1,815,254
  Series 2003 A,
   5.000% 10/01/12                      2,630,000         2,908,622
PR Commonwealth of Puerto Rico:

  Series 2001,
   5.500% 07/01/16                      1,250,000         1,434,838
  Aqueduct & Sewer Authority,
   Series 1995,
     6.000% 07/01/07                    2,750,000         3,134,863
  Highway & Transportation
   Authority,
   Series 1993 X,
     5.500% 07/01/13                    3,000,000         3,443,220
                                                       ------------
                                                         30,326,190
                                                       ------------

                                          Par            Value
------------------------------------------------------------------

TRANSPORTATION -  3.1%
Airports - 3.1%
Bradley International Airport:
 Series 2000 A:
   6.500% 07/01/18                     $1,000,000     $  1,074,790
   6.600% 07/01/24                      1,000,000        1,065,270
 Series 2001 A:
   5.250% 10/01/14                      2,000,000        2,138,740
   5.250% 10/01/16                      1,795,000        1,893,528
                                                      ------------
                                                         6,172,328
                                                      ------------

UTILITY - 9.6%
Independent Power Producer - 0.3%
PR Commonwealth of Puerto Rico,
 Industrial, Educational Medical &
 Environmental Cogeneration
 Facilities, AES Project,
 Series 2000,
   6.625% 06/01/26                        500,000          516,880
                                                      ------------

Investor Owned - 1.6%
State Development Authority,
 Connecticut Light & Power Co.:
  Series 1993 A,
   5.850% 09/01/28                      2,000,000        2,094,740
  Series 1993 B,
   5.950% 09/01/28                      1,000,000        1,040,480
                                                      ------------
                                                         3,135,220
                                                      ------------

Municipal Electric - 3.1%
PR Commonwealth of Puerto Rico,
 Electric Power Authority:
 Series 1998 EE,
   4.500% 07/01/18                      1,500,000        1,524,975
  Series 2002 JJ,
   5.250% 07/01/15                      2,000,000        2,253,040
  Series 2002 KK,
   5.500% 07/01/15                      2,000,000        2,299,560
                                                      ------------
                                                         6,077,575
                                                      ------------

Water & Sewer - 4.6%
South Central Regional
 Water Authority:
  Series 1999 15A,
   5.125% 08/01/29                      4,000,000        4,091,320
  Series 2003 A,
   5.250% 08/01/11                        715,000          805,405

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)                    Par             Value
------------------------------------------------------------------------
UTILITY (continued)
Water & Sewer (continued)
State Clean Water Fund:
  Series 1993,
   5.875% 04/01/09                          $1,000,000      $  1,159,680
  Series 1999,
   5.125% 09/01/15                           1,000,000         1,139,750
  Series 2001,
   5.500% 10/01/14                           1,740,000         2,006,968
                                                            ------------
                                                               9,203,123
                                                            ------------
Total Municipal Bonds
 (cost of $181,707,996)                                      193,679,312
                                                            ------------

Short-Term Obligations - 0.9%
MONEY MARKET FUND - 0.4%
Dreyfus Connecticut Municipal
 Money Market Fund
 (cost of $799,393)                            799,393           799,393
                                                            ------------

VARIABLE RATE DEMAND NOTES (c) - 0.5%
IA Woodbury County Educational
 Facilities Authority, Siouxland
 Medical Educational Foundation,
 Series 1996,
   1.150% 11/01/16                             100,000           100,000
IN State Educational Facilities
 Authority, DePauw University,
 Series 2002,
   1.150% 07/01/32                             100,000           100,000
NY New York, Series 1993 A-4,
 1.170% 08/01/22                               700,000           700,000
WI State Health & Educational
 Facilities Authority, Prohealth,
 Inc., Series 2001 B,
   1.150% 08/15/30                             100,000           100,000
                                                            ------------
Total Variable Rate Demand
 Notes
 (cost of $1,000,000)                                          1,000,000
                                                            ------------
Total Short-Term Obligations
 (cost of $1,799,393)                                          1,799,393
                                                            ------------
Total Investments - 98.7%
 (cost of $183,507,389)(d)                                   195,478,705
                                                            ------------

Other Assets & Liabilities, Net - 1.3%                         2,475,007
                                                            ------------
Net Assets - 100.0%                                         $197,953,712
                                                            ------------

Notes to Investment Portfolio:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of October 31, 2003.

(d)  Cost for federal income tax purposes is $183,277,748.

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2003

Assets:
Investments, at cost                              $183,507,389
                                                  ------------
Investments, at value                             $195,478,705
Cash                                                    45,414
Receivable for:
   Fund shares sold                                    437,257
   Interest                                          2,953,114
Expense reimbursement due from
  Investment Advisor                                    42,673
Deferred Trustees' compensation plan                     6,017
                                                  ------------
    Total Assets                                   198,963,180
                                                  ------------
Liabilities:
Payable for:
   Fund shares repurchased                             489,583
   Distributions                                       234,780
   Investment advisory fee                              82,227
   Transfer agent fee                                   52,675
   Pricing and bookkeeping fees                          8,052
   Distribution and service fees                        89,072
Deferred Trustees' fees                                  6,017
Other liabilities                                       47,062
                                                  ------------
    Total Liabilities                                1,009,468
                                                  ------------
Net Assets                                        $197,953,712
                                                  ------------
Composition of Net Assets:
Paid-in capital                                   $183,530,508
Undistributed net investment income                    334,224
Accumulated net realized gain                        2,117,664
Net unrealized appreciation on investments          11,971,316
                                                  ------------
Net Assets                                        $197,953,712
                                                  ------------
Class A:
Net assets                                        $111,943,710
Shares outstanding                                  13,636,511
                                                  ------------
Net asset value per share                         $       8.21(a)
                                                  ------------
Maximum offering price per share
  ($8.21/0.9525)                                  $       8.62(b)
                                                  ------------
Class B:
Net assets                                        $ 55,791,673
Shares outstanding                                   6,796,418
                                                  ------------
Net asset value and offering price per share      $       8.21(a)
                                                  ------------
Class C:
Net assets                                        $ 30,218,329
Shares outstanding                                   3,681,223
                                                  ------------
Net asset value and offering price per share      $       8.21(a)
                                                  ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

Statements of Operations

                                    Period
                                    Ended          Year Ended
                                  October 31,      January 31,
                                   2003 (a)           2003
                                  -----------      -----------
Investment Income:
Interest                          $7,468,744       $ 9,593,487
                                  ----------       -----------
Expenses:
Investment advisory fee              777,222           952,631
Distribution fee:
   Class B                           336,241           440,704
   Class C                           176,489           172,313

Service fee:
   Class A                           199,596           234,999
   Class B                           102,705           122,813
   Class C                            53,944            63,703
Transfer agent fee                   291,840           301,220
Pricing and bookkeeping fees          60,541            95,106
Trustees' fees                         8,813            12,932
Custody fee                            8,321             8,492
Other expenses                        92,758            75,024
                                  ----------       -----------
   Total Expenses                  2,108,470         2,479,937
Fees and expenses waived or
  reimbursed by Investment
  Advisor                           (306,451)         (302,132)
Fees waived by Distributor--
  Class C                            (70,602)          (69,057)
Custody earnings credit                 (327)              (45)
                                  ----------       -----------
   Net Expenses                    1,731,090         2,108,703
                                  ----------       -----------
Net Investment Income              5,737,654         7,484,784
                                  ----------       -----------

Net Realized and Unrealized
  Gain (Loss) on Investments
  and Futures Contracts:
Net realized gain (loss) on:
   Investments                     1,585,355           984,810
   Futures contracts               1,475,312          (157,193)
                                  ----------       -----------
    Net realized gain              3,060,667           827,617
                                  ----------       -----------
Net change in unrealized
  appreciation/depreciation on:
   Investments                      (627,204)        2,818,291
   Futures contracts                (282,838)          242,254
                                  ----------       -----------
Net change in unrealized
  appreciation/depreciation         (910,042)        3,060,545
                                  ----------       -----------
Net Gain                           2,150,625         3,888,162
                                  ----------       -----------
Net Increase in Net Assets
  from Operations                 $7,888,279       $11,372,946
                                  ----------       -----------

(a)  The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

Statements of Changes in Net Assets

                                                                               Period Ended    Year Ended January 31,
                                                                                October 31,  --------------------------
               Increase (Decrease) in Net Assets:                                2003 (a)        2003          2002
-----------------------------------------------------------------------------  ------------  --------------------------
Operations:
Net investment income                                                          $  5,737,654  $  7,484,784  $  6,915,464
Net realized gain on investments and futures contracts                            3,060,667       827,617     2,201,038
Net change in unrealized appreciation/depreciation on investments and futures
  contracts                                                                        (910,042)    3,060,545       128,588
                                                                               ------------  ------------  ------------
Net Increase from Operations                                                      7,888,279    11,372,946     9,245,090
                                                                               ------------  ------------  ------------
Distributions Declared to Shareholders:
From net investment income:
   Class A                                                                       (3,376,126)   (4,565,977)   (4,181,932)
   Class B                                                                       (1,400,427)   (2,027,617)   (2,170,647)
   Class C                                                                         (805,882)     (843,030)     (323,859)
From net realized gains:
   Class A                                                                               --      (314,472)     (225,749)
   Class B                                                                               --      (168,046)     (124,444)
   Class C                                                                               --       (82,208)      (25,382)
                                                                               ------------  ------------  ------------
Total Distributions Declared to Shareholders                                     (5,582,435)   (8,001,350)   (7,052,013)
                                                                               ------------  ------------  ------------
Share Transactions:
Class A:
   Subscriptions                                                                 14,253,132    25,021,492    31,450,746
   Distributions reinvested                                                       1,882,072     2,698,446     2,385,499
   Redemptions                                                                  (19,934,428)  (18,934,310)  (12,740,644)
                                                                               ------------  ------------  ------------
    Net Increase (Decrease)                                                      (3,799,224)    8,785,628    21,095,601
                                                                               ------------  ------------  ------------
Class B:
   Subscriptions                                                                  4,077,837    14,744,072    12,933,015
   Distributions reinvested                                                         867,649     1,355,187     1,421,432
   Redemptions                                                                  (11,759,246)  (11,295,097)  (23,253,671)
                                                                               ------------  ------------  ------------
    Net Increase (Decrease)                                                      (6,813,760)    4,804,162    (8,899,224)
                                                                               ------------  ------------  ------------
Class C:
   Subscriptions                                                                  6,520,673    20,281,844     8,651,512
   Distributions reinvested                                                         561,971       642,512       262,036
   Redemptions                                                                   (7,624,825)   (2,948,240)   (1,445,386)
                                                                               ------------  ------------  ------------
    Net Increase (Decrease)                                                        (542,181)   17,976,116     7,468,162
                                                                               ------------  ------------  ------------
Net Increase (Decrease) from Share Transactions                                 (11,155,165)   31,565,906    19,664,539
                                                                               ------------  ------------  ------------
Total Increase (Decrease) in Net Assets                                          (8,849,321)   34,937,502    21,857,616

Net Assets:
Beginning of period                                                             206,803,033   171,865,531   150,007,915
                                                                               ------------  ------------  ------------
End of period                                                                  $197,953,712  $206,803,033  $171,865,531
                                                                               ------------  ------------  ------------
Undistributed net investment income                                            $    334,224  $    213,146  $    182,682
                                                                               ------------  ------------  ------------
Changes in Shares:
Class A:
   Subscriptions                                                                  1,732,329     3,100,251     3,977,248
   Issued for distributions reinvested                                              228,710       336,077       301,217
   Redemptions                                                                   (2,432,352)   (2,355,564)   (1,612,550)
                                                                               ------------  ------------  ------------
    Net Increase (Decrease)                                                        (471,313)    1,080,764     2,665,915
                                                                               ------------  ------------  ------------
Class B:
   Subscriptions                                                                    493,767     1,830,256     1,628,922
   Issued for distributions reinvested                                              105,425       168,607       179,593
   Redemptions                                                                   (1,427,141)   (1,404,899)   (2,939,701)
                                                                               ------------  ------------  ------------
    Net Increase (Decrease)                                                        (827,949)      593,964    (1,131,186)
                                                                               ------------  ------------  ------------
Class C:
   Subscriptions                                                                    792,362     2,519,982     1,089,844
   Issued for distributions reinvested                                               68,287        80,666        33,040
   Redemptions                                                                     (934,407)     (365,824)     (182,356)
                                                                                -----------   -----------   -----------
    Net Increase (Decrease)                                                         (73,758)    2,234,824       940,528
                                                                                -----------   -----------   -----------

(a) The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

 Notes To Financial Statements

October 31, 2003

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the "Fund"), formerly Liberty Connecticut Tax-Exempt Fund, a series of Columbia Funds Trust V (the "Trust"), formerly Liberty Funds Trust V, is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax and by pursuing opportunities for long term appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Effective October 13, 2003, the Fund changed its name from Liberty Connecticut Tax-Exempt Fund to Columbia Connecticut Tax-Exempt Fund and the Trust changed its name from Liberty Funds Trust V to Columbia Funds Trust V.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

October 31, 2003

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of October 31, 2003, the Fund had no open futures contracts.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2003, permanent differences resulting primarily from differing treatments for market discount reclass adjustments and discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

    Undistributed              Accumulated
Net Investment Income       Net Realized Gain          Paid-In Capital
---------------------       -----------------          ---------------

      $(34,141)                  $34,140                      $1

October 31, 2003

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended October 31, 2003 and the years ended January 31, 2003 and 2002 were as follows:

         October 31, 2003                      January 31, 2003
-----------------------------------  --------------------------------------
Tax-Exempt  Ordinary    Long-Term        Tax-       Ordinary    Long-Term
  Income     Income*  Capital Gains  Exempt Income   Income*  Capital Gains
----------  --------  -------------  -------------  --------  -------------
$5,495,924  $ 86,511       $--        $ 7,430,112   $  6,512    $ 564,726

         January 31, 2002
-----------------------------------
Tax-Exempt  Ordinary    Long-Term
  Income     Income*  Capital Gains
----------  --------  -------------
$6,676,438    $--       $375,575

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed  Undistributed  Undistributed       Net
 Tax-Exempt      Ordinary       Long-term     Unrealized
   Income         Income      Capital Gains  Appreciation*
-------------  -------------  -------------  -------------

  $350,151       $400,848      $2,424,161     $12,200,957

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes was:


Unrealized appreciation      $12,546,210
Unrealized depreciation         (345,253)
                             -----------
Net unrealized appreciation  $12,200,957
                             -----------

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisor/Administrator Merger

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Fund's investment advisor and pricing and bookkeeping agent. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia is the investment advisor of the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

 Average Daily       Annual
   Net Assets       Fee Rate
----------------    --------

First $2 billion      0.50%
Over $2 billion       0.45%

For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized investment advisory fee rates were 0.50% and 0.50%, respectively.

Prior to November 4, 2002, the monthly investment advisory fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia Ohio Tax-Exempt Fund. The annual fee rate is the same as described above.

October 31, 2003

At a meeting held on October 8, 2003, the Board of Trustees approved a change of the investment advisory fee structure for the Fund. Effective November 1, 2003, Columbia will receive a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

                              Annual
Average Daily Net Assets     Fee Rate
------------------------     --------

   First $1 billion            0.50%
   Next $2 billion             0.45%
   Over $3 billion             0.40%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays out-of-pocket costs for pricing services. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized pricing and bookkeeping fee rates were 0.039% and 0.050%, respectively. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Transfer Agent Fee

Columbia Funds Services, Inc., (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized transfer agent fee rates were 0.12% and 0.11%, respectively. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees

Effective October 13, 2003, Liberty Funds Distributor Inc. (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the period ended October 31, 2003, the Distributor has retained net underwriting discounts of $26,099 on sales of the Fund's Class A shares and received CDSCs of $609, $128,066 and $9,520 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized service fee rates were 0.23% and 0.22%, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive investment advisory fees and reimburse the Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed

October 31, 2003

0.60% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue these arrangements any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Portfolio Information

Purchases and Sales of Securities

For the period ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $22,474,326 and $28,156,180, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with terms similar to its existing agreement. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund did not borrow under these agreements.

Note 7. Concentration of Credit Risk

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Note 8. Comparability of Financial Statements

The Fund has changed its fiscal year end from January 31 to October 31.

 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                          Period
                                           Ended                           Year Ended January 31,
                                         October 31,   -------------------------------------------------------------
Class A Shares                            2003 (a)       2003         2002           2001        2000       1999 (b)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                     $   8.11     $   7.96     $   7.85        $  7.28    $   7.95     $  7.83
                                          --------     --------     --------        -------    --------     -------
Income from
  Investment Operations:
Net investment income                         0.24(c)      0.34(c)      0.37(c)(d)     0.37(e)     0.37(e)     0.37(e)
Net realized and unrealized gain (loss)
  on investments and futures contracts        0.10         0.17         0.11(d)        0.57       (0.67)       0.13
                                          --------     --------     --------        -------    --------     -------
    Total from Investment Operations          0.34         0.51         0.48           0.94       (0.30)       0.50
                                          --------     --------     --------        -------    --------     -------
Less Distributions Declared
  to Shareholders:
From net investment income                   (0.24)       (0.34)       (0.35)         (0.37)      (0.37)      (0.37)
In excess of net investment income              --           --           --             --          --       (0.01)
From net realized gains                         --        (0.02)       (0.02)            --          --          --
                                          --------     --------     --------        -------    --------     -------
    Total Distributions Declared to
     Shareholders                            (0.24)       (0.36)       (0.37)         (0.37)      (0.37)      (0.38)
                                          --------     --------     --------        -------    --------     -------
Net Asset Value,
  End of Period                           $   8.21     $   8.11     $   7.96        $  7.85    $   7.28     $  7.95
                                          --------     --------     --------        -------    --------     -------
Total return (f)(g)                           4.21%(h)     6.54%        6.25%         13.24%      (3.87)%      6.54%
                                          --------     --------     --------        -------    --------     -------
Ratios to Average Net
  Assets/Supplemental
  Data:
Expenses (i)                                  0.83%(j)     0.82%        0.79%          0.78%       0.78%       0.77%
Net investment income (i)                     3.97%(j)     4.21%        4.61%(d)       4.95%       4.84%       4.69%
Waiver/reimbursement                          0.20%(j)     0.16%        0.18%          0.17%       0.15%       0.14%
Portfolio turnover rate                         11%(h)       16%           3%             8%          9%          6%
Net assets, end of period (000's)         $111,944     $114,482     $103,760        $81,385    $ 66,348     $83,156

(a)  The Fund has changed its fiscal year end from January 31 to October 31.

(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                             Period Ended                    Year Ended January 31,
                                              October 31,   ----------------------------------------------------------
Class B Shares                                 2003 (a)      2003         2002          2001       2000       1999 (b)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                          $  8.11      $  7.96     $  7.85       $  7.28    $  7.95      $  7.83
                                               -------      -------     -------       -------    -------      -------
Income from
  Investment Operations:
Net investment income                             0.20(c)      0.28(c)     0.31(c)(d)    0.32(e)    0.31(e)      0.31(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts               0.09         0.17        0.11(d)       0.57      (0.67)        0.13
                                               -------      -------     -------       -------    -------      -------
    Total from Investment Operations              0.29         0.45        0.42          0.89      (0.36)        0.44
                                               -------      -------     -------       -------    -------      -------
Less Distributions Declared
  to Shareholders:
From net investment income                       (0.19)       (0.28)      (0.29)        (0.32)     (0.31)       (0.31)
In excess of net investment income                  --           --          --            --         --        (0.01)
From net realized gains                             --        (0.02)      (0.02)           --         --           --
                                               -------      -------     -------       -------    -------      -------
    Total Distributions Declared to
     Shareholders                                (0.19)       (0.30)      (0.31)        (0.32)     (0.31)       (0.32)
                                               -------      -------     -------       -------    -------      -------
Net Asset Value,
  End of Period                                $  8.21      $  8.11     $  7.96       $  7.85    $  7.28      $  7.95
                                               -------      -------     -------       -------    -------      -------
Total return (f)(g)                               3.62%(h)     5.74%       5.49%        12.42%     (4.59)%      5.73%
                                               -------      -------     -------       -------    -------      -------
Ratios to Average Net
  Assets/Supplemental Data:
Expenses (i)                                      1.58%(j)     1.57%       1.54%         1.53%      1.53%        1.52%
Net investment income (i)                         3.22%(j)     3.46%       3.86%(d)      4.20%      4.09%        3.94%
Waiver/reimbursement                              0.20%(j)     0.16%       0.18%         0.17%      0.15%        0.14%
Portfolio turnover rate                             11%(h)       16%          3%            8%         9%           6%
Net assets, end of period (000's)              $55,792      $61,865     $55,997       $64,072    $76,246      $87,947

(a)  The Fund has changed its fiscal year end from January 31 to October 31.

(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                      Period
                                                      Ended                           Year Ended January 31,
                                                    October 31,    ---------------------------------------------------------
             Class C Shares                           2003 (a)       2003        2002           2001      2000      1999 (b)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                                 $  8.11         7.96      $  7.85       $  7.28    $ 7.95     $ 7.83
                                                      -------        -----      -------       -------    ------     ------
Income from
  Investment Operations:
Net investment income                                    0.22(c)      0.30(c)      0.33(c)(d)    0.34(e)   0.33(e)    0.33(e)
Net realized and unrealized gain (loss) on
  investments and futures contracts                      0.09         0.17         0.12(d)       0.57     (0.67)      0.13
                                                      -------      -------      -------       -------    ------     ------
    Total from Investment Operations                     0.31         0.47         0.45          0.91     (0.34)      0.46
                                                      -------      -------      -------       -------    ------     ------
Less Distributions Declared
  to Shareholders:
From net investment income                              (0.21)       (0.30)       (0.32)        (0.34)    (0.33)     (0.33)
In excess of net investment income                         --           --           --            --        --      (0.01)
From net realized gains                                    --        (0.02)       (0.02)           --        --         --
                                                      -------      -------      -------       -------    ------     ------
    Total Distributions Declared to Shareholders        (0.21)       (0.32)       (0.34)        (0.34)    (0.33)     (0.34)
                                                      -------      -------      -------       -------    ------     ------
Net Asset Value,
  End of Period                                       $  8.21      $  8.11      $  7.96       $  7.85    $ 7.28     $ 7.95
                                                      -------      -------      -------       -------    ------     ------
Total return (f)(g)                                      3.86%(h)     6.06%        5.79%        12.76%    (4.31)%     6.05%
                                                      -------      -------      -------       -------    ------     ------
Ratios to Average Net
  Assets/Supplemental Data:
Expenses (i)                                             1.28%(j)     1.27%        1.24%         1.23%     1.23%      1.22%
Net investment income (i)                                3.52%(j)     3.76%        4.16%(d)      4.50%     4.39%      4.24%
Waiver/reimbursement                                     0.50%(j)     0.46%        0.48%         0.47%     0.45%      0.44%
Portfolio turnover rate                                    11%(h)       16%           3%            8%        9%         6%
Net assets, end of period (000's)                     $30,218      $30,456      $12,108       $ 4,551    $2,768     $1,333

(a)  The Fund has changed its fiscal year end from January 31 to October 31.

(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

 Report of Ernst & Young LLP, Independent Auditors

To the Trustees of Columbia Funds Trust V and the Shareholders of Columbia Connecticut Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the Investment Portfolio, of Columbia Connecticut Tax-Exempt Fund (formerly Liberty Connecticut Tax-Exempt Fund) (the "Fund") (one of the series constituting Columbia Funds Trust V (formerly Liberty Funds Trust V)), as of October 31, 2003 and the related statements of operations for the period ended October 31, 2003 and for the year ended January 31, 2003, the statements of changes in net assets for the period ended October 31, 2003 and for the two years in the period ended January 31, 2003 and the financial highlights for the period ended October 31, 2003 and the four years in the period ended January 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Connecticut Tax-Exempt Fund (one of the series of Columbia Funds Trust
V) at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP
Boston, Massachusetts
December 9, 2003

 Unaudited Information

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $2,082,708.

98.45% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Funds. Messrs. Simpson and Woolworth had been directors/trustees of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Funds were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Funds now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the Fund's distributor at 800-345-6611.

                                                                                   Number of
                                                                                 portfolios in
                                        Year first                               Columbia Funds
                              Position  elected or                              complex overseen               Other
                                with     appointed    Principal occupation(s)     by Trustee/              directorships
Name, address and age          funds    to office/1/   during past five years       Director                   held
-----------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee      1996       Executive Vice                     124             Orbitz (an online
P.O. Box 66100                                        President-Strategy of                                ticket broker)
Chicago, IL 60666                                     United Airlines
                                                      (airline) since
                                                      December, 2002 (formerly
                                                      President of UAL Loyalty
                                                      Services (airline) from
                                                      September, 2001 to
                                                      December, 2002;
                                                      Executive Vice President
                                                      and Chief Financial
                                                      Officer of United
                                                      Airlines from March,
                                                      1993 to September, 2001;
                                                      Senior Vice President
                                                      and Chief Financial
                                                      Officer of UAL, Inc.
                                                      prior thereto).

Janet Langford Kelly (Age 45) Trustee      1996       Chief Administrative               124                    None
3100 West Beaver Road                                 Officer and Senior Vice
Troy, MI 48084-3163                                   President, Kmart Holding
                                                      Corporation since
                                                      September, 2003
                                                      (formerly Executive Vice
                                                      President-Corporate
                                                      Development and
                                                      Administration, General
                                                      Counsel and Secretary,
                                                      Kellogg Company (food
                                                      manufacturer), from
                                                      September, 1999 to
                                                      August, 2003; Senior
                                                      Vice President,
                                                      Secretary and General
                                                      Counsel, Sara Lee
                                                      Corporation (branded,
                                                      packaged,
                                                      consumer-products
                                                      manufacturer) from
                                                      January, 1995 to
                                                      September, 1999).

Richard W. Lowry (Age 67)     Trustee      1995       Private Investor since          126/3/                    None
10701 Charleston Drive                                August, 1987 (formerly
Vero Beach, FL 32963                                  Chairman and Chief
                                                      Executive Officer, U.S.
                                                      Plywood Corporation
                                                      (building products
                                                      manufacturer)).

Charles R. Nelson (Age 61)    Trustee      1981       Professor of Economics,            124                    None
Department of Economics                               University of
University of Washington                              Washington, since
Seattle, WA 98195                                     January, 1976; Ford and
                                                      Louisa Van Voorhis
                                                      Professor of Political
                                                      Economy, University of
                                                      Washington, since
                                                      September, 1993;
                                                      Director, Institute for
                                                      Economic Research,
                                                      University of
                                                      Washington, since
                                                      September, 2001; Adjunct
                                                      Professor of Statistics,
                                                      University of
                                                      Washington, since
                                                      September, 1980;
                                                      Associate Editor,
                                                      Journal of Money Credit
                                                      and Banking, since
                                                      September, 1993;
                                                      consultant on
                                                      econometric and
                                                      statistical matters.

John J. Neuhauser (Age 60)    Trustee      1985       Academic Vice President       127/3,4/      Saucony, Inc. (athletic footwear);
84 College Road                                       and Dean of Faculties                         SkillSoft Corp. (E-Learning)
Chestnut Hill, MA 02467-3838                          since August, 1999,
                                                      Boston College (formerly
                                                      Dean, Boston College
                                                      School of Management
                                                      from September, 1977 to
                                                      September, 1999).

Patrick J. Simpson (Age 58)   Trustee      2000       Partner, Perkins Coie              124                    None
1211 S.W. 5th Avenue                                  L.L.P. (formerly
Suite 1500                                            Partner, Stoel Rives
Portland, OR 97204                                    Boley Jones & Grey).

Thomas E. Stitzel (Age 67)    Trustee      1998       Business Consultant                124                    None
2208 Tawny Woods Place                                since 1999 (formerly
Boise, ID 83706                                       Professor of Finance
                                                      from 1975 to 1999 and
                                                      Dean from 1977 to 1991,
                                                      College of Business,
                                                      Boise State University);
                                                      Chartered Financial
                                                      Analyst.

                                                                                   Number of
                                                                                 portfolios in
                                        Year first                               Columbia Funds
                              Position  elected or                              complex overseen               Other
                                with     appointed    Principal occupation(s)     by Trustee/              directorships
Name, address and age          funds    to office/1/   during past five years       Director                   held
---------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director,                124       Anixter International (network
27 West Monroe Street,                               William Blair Capital                      support equipment distributor),
Suite 3500                                           Partners (private equity                   Jones Lang LaSalle (real estate
Chicago, IL 60606                                    investing) since                              management services) and
                                                     September, 1994                              MONY Group (life insurance)
                                                     (formerly Chief
                                                     Executive Officer and
                                                     Chairman of the Board of
                                                     Directors, Continental
                                                     Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on          125/4/         Chairman of the Board of
359 Stickney Hill Road                               educational systems                         Directors, Enesco Group, Inc.
Hopkinton, NH 03229                                  needs (formerly General                        (designer, importer and
                                                     Manager, Global                              distributor of giftware and
                                                     Education Industry from                             collectibles)
                                                     1994 to 1997, and
                                                     President, Applications
                                                     Solutions Division from
                                                     1991 to 1994, IBM
                                                     Corporation (global
                                                     education and global
                                                     applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief                124         NW Natural (a natural gas
100 S.W. Market Street                               Executive Officer, The                            service provider)
#1500                                                Regence Group
Portland, OR 97207                                   (healthcare maintenance
                                                     organization) (formerly
                                                     Chairman and Chief
                                                     Executive Officer,
                                                     BlueCross BlueShield of
                                                     Oregon; Certified Public
                                                     Accountant, Arthur Young
                                                     & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park         126/3/      Lee Enterprises (print media),
399 Park Avenue                                      Avenue Equity Partners                      WR Hambrecht + Co. (financial
Suite 3204                                           (private equity) since                       service provider) and First
New York, NY 10022                                   February, 1999 (formerly                         Health (healthcare)
                                                     Founding Partner,
                                                     Development Capital LLC
                                                     from November 1996 to
                                                     February, 1999; Dean and
                                                     Professor, College of
                                                     Business and Management,
                                                     University of Maryland
                                                     from October, 1992 to
                                                     November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President       125/5/                   None
One Financial Center          Chairman               and Chief Operating
Boston, MA 02111               of the                Officer of Columbia
                                Board                Management Group, Inc.
                                 and                 since December, 2001 and
                              President              Director, Executive Vice
                                                     President and Chief
                                                     Operating Officer of
                                                     Columbia Management
                                                     Advisors, Inc. (Advisor)
                                                     since April, 2003
                                                     (formerly Chief
                                                     Operations Officer of
                                                     Mutual Funds, Liberty
                                                     Financial Companies,
                                                     Inc. from August, 2000
                                                     to November, 2001;
                                                     Executive Vice President
                                                     of Stein Roe & Farnham
                                                     Incorporated (Stein Roe)
                                                     from April, 1999 to
                                                     April, 2003; Director of
                                                     Colonial Management
                                                     Associates, Inc.
                                                     (Colonial) from April,
                                                     1999 to April, 2003;
                                                     Director of Stein Roe
                                                     from September, 2000 to
                                                     April, 2003) President
                                                     of Columbia Funds and
                                                     Galaxy Funds since
                                                     February, 2003 (formerly
                                                     Vice President from
                                                     September 2002 to
                                                     February 2003); Manager
                                                     of Stein Roe Floating
                                                     Rate Limited Liability
                                                     Company since October,
                                                     2000; (formerly Vice
                                                     President of the
                                                     Columbia Funds from
                                                     April, 1999 to August,
                                                     2000; Chief Operating
                                                     Officer and Chief
                                                     Compliance Officer,
                                                     Putnam Mutual Funds from
                                                     December, 1993 to March,
                                                     1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).

/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

/5/ Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

 Officers and Transfer Agent

                                                Year first
                                                elected or
                               Position with    appointed                Principal occupation(s)
Name, address and age          Columbia Funds   to office                during past five years
--------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting     2001     Controller of the Columbia Funds and of the
One Financial Center            Officer and                 Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller                 Accounting Officer of the Columbia Funds and
                                                            Liberty All-Star Funds since June, 2001;
                                                            Controller and Chief Accounting Officer of the
                                                            Galaxy Funds since September, 2002 (formerly Vice
                                                            President, Corporate Audit, State Street Bank and
                                                            Trust Company from May, 1998 to April, 2001;
                                                            Audit Manager from July, 1994 to June, 1997;
                                                            Senior Audit Manager from July, 1997 to May,
                                                            1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer         2000     Treasurer of the Columbia Funds and of the
One Financial Center                                        Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                            President of the Advisor since April, 2003
                                                            (formerly Controller of the Liberty Funds and of
                                                            the Liberty All-Star Funds from February, 1998 to
                                                            October, 2000); Treasurer of the Galaxy Funds since
                                                            September, 2002; Treasurer, Columbia Management
                                                            Multi-Strategy Hedge Fund, LLC since December, 2002
                                                            (formerly Vice President of Colonial from February,
                                                            1998 to October, 2000 and Senior Tax Manager, Coopers &
                                                            Lybrand, LLP from April, 1996 to January, 1998).

David A. Rozenson (Age 49)       Secretary         2003     Secretary of the Columbia Funds and of the
One Financial Center                                        Liberty All-Star Funds since December, 2003;
Boston, MA 02111                                            Senior Counsel, Fleet Boston Financial
                                                            Corporation since January, 1996. Associate
                                                            General Counsel, Columbia Management Group since
                                                            November, 2002.

Important Information About This Report
The Transfer Agent for Columbia Connecticut Tax-Exempt Fund

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Connecticut Tax-Exempt Fund

                                    PRSRT STD
                                  U.S. Postage
                                      PAID
                           Holliston, MA Permit NO. 20

Columbia Connecticut Tax-Exempt Fund Annual Report, October 31, 2003

[LOGO] ColumbiaFunds
A Member of Columbia Management Group
(C)2003 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621



                                                 778-02/234Q-1003(12/03) 03/3699

[PHOTO]

                              Columbia California
                                Tax-Exempt Fund

                                 Annual Report
                               October 31, 2003

                            We are Columbia Funds!

Inside -- Management's discussion of the changes effective October 13, 2003.

President's Message

[PHOTO] Joseph R. Palombo

Dear Shareholder:

As you know, your fund has long been part of a larger investment management organization. In the 1990s, it was associated with Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty California Tax-Exempt Fund was changed to Columbia California Tax-Exempt Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands. A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, portfolio manager Gary Swayze discusses in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo


Joseph R. Palombo
President

Net asset value per share as of 10/31/03 ($)

Class A  7.70
Class B  7.70
Class C  7.70

Distributions declared per share 2/01/03-10/31/03 ($)

Class A  0.23
Class B  0.19
Class C  0.20

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of a $10,000 investment
11/1/93--10/31/03

Performance of a $10,000 investment
11/1/93--10/31/03 ($)

         without sales  with sales
            charge        charge
----------------------------------

Class A     17,158        16,343
----------------------------------
Class B     15,926        15,926
----------------------------------
Class C     16,685        16,685

                                    [CHART]

                         CATEA Columbia      CATEA Columbia
                            California         California      Lehman Brothers
                          Tax-Exempt - A     Tax-Exempt - A       Municipal
                            (no load)        (includes load)     Bond Index
                          --------------     --------------      ----------
                              $10000              $9525            $10000
11/01/1993 - 11/30/1993         9903               9432              9912
12/01/1993 - 12/31/1993        10093               9613             10121
01/01/1994 - 01/31/1994        10192               9707             10236
02/01/1994 - 02/28/1994         9932               9460              9971
03/01/1994 - 03/31/1994         9497               9046              9565
04/01/1994 - 04/30/1994         9543               9090              9646
05/01/1994 - 05/31/1994         9603               9147              9730
06/01/1994 - 06/30/1994         9528               9076              9671
07/01/1994 - 07/31/1994         9698               9237              9848
08/01/1994 - 08/31/1994         9746               9283              9882
09/01/1994 - 09/30/1994         9587               9131              9737
10/01/1994 - 10/31/1994         9372               8927              9564
11/01/1994 - 11/30/1994         9198               8761              9391
12/01/1994 - 12/31/1994         9357               8912              9597
01/01/1995 - 01/31/1995         9699               9238              9872
02/01/1995 - 02/28/1995        10044               9566             10159
03/01/1995 - 03/31/1995        10120               9639             10276
04/01/1995 - 04/30/1995        10110               9629             10288
05/01/1995 - 05/31/1995        10472               9974             10616
06/01/1995 - 06/30/1995        10231               9745             10524
07/01/1995 - 07/31/1995        10278               9790             10624
08/01/1995 - 08/31/1995        10397               9903             10759
09/01/1995 - 09/30/1995        10488               9989             10827
10/01/1995 - 10/31/1995        10754              10243             10984
11/01/1995 - 11/30/1995        11036              10512             11166
12/01/1995 - 12/31/1995        11186              10654             11273
01/01/1996 - 01/31/1996         1123              10699             11359
02/01/1996 - 02/29/1996        11116              10588             11282
03/01/1996 - 03/31/1996        10939              10420             11137
04/01/1996 - 04/30/1996        10912              10394             11106
05/01/1996 - 05/31/1996        10914              10396             11102
06/01/1996 - 06/30/1996        11037              10513             11223
07/01/1996 - 07/31/1996        11147              10617             11324
08/01/1996 - 08/31/1996        11170              10639             11321
09/01/1996 - 09/30/1996        11341              10802             11480
10/01/1996 - 10/31/1996        11451              10907             11610
11/01/1996 - 11/30/1996        11686              11131             11822
12/01/1996 - 12/31/1996        11596              11045             11773
01/01/1997 - 01/31/1997        11567              11017             11795
02/01/1997 - 02/28/1997        11679              11124             11903
03/01/1997 - 03/31/1997        11492              10946             11745
04/01/1997 - 04/30/1997        11574              11024             11844
05/01/1997 - 05/31/1997        11782              11222             12023
06/01/1997 - 06/30/1997        11912              11346             12151
07/01/1997 - 07/31/1997        12332              11746             12488
08/01/1997 - 08/31/1997        12140              11563             12370
09/01/1997 - 09/30/1997        12318              11733             12518
10/01/1997 - 10/31/1997        12400              11811             12598
11/01/1997 - 11/30/1997        12481              11888             12672
12/01/1997 - 12/31/1997        12711              12107             12857
01/01/1998 - 01/31/1998        12845              12234             12990
02/01/1998 - 02/28/1998        12811              12203             12993
03/01/1998 - 03/31/1998        12810              12201             13005
04/01/1998 - 04/30/1998        12675              12073             12947
05/01/1998 - 05/31/1998        12944              12329             13151
06/01/1998 - 06/30/1998        12995              12377             13202
07/01/1998 - 07/31/1998        13017              12398             13235
08/01/1998 - 08/31/1998        13273              12643             13441
09/01/1998 - 09/30/1998        13512              12870             13609
10/01/1998 - 10/31/1998        13409              12772             13609
11/01/1998 - 11/30/1998        13476              12836             13656
12/01/1998 - 12/31/1998        13472              12832             13690
01/01/1999 - 01/31/1999        13645              12997             13853
02/01/1999 - 02/28/1999        13551              12907             13792
03/01/1999 - 03/31/1999        13551              12907             13812
04/01/1999 - 04/30/1999        13599              12953             13846


05/01/1999 - 05/31/1999        13473              12833             13766
06/01/1999 - 06/30/1999        13236              12607             13568
07/01/1999 - 07/31/1999        13282              12651             13617
08/01/1999 - 08/31/1999        13117              12494             13508
09/01/1999 - 09/30/1999        13096              12474             13513
10/01/1999 - 10/31/1999        12859              12249             13367
11/01/1999 - 11/30/1999        13021              12403             13509
12/01/1999 - 12/31/1999        12891              12279             13407
01/01/2000 - 01/31/2000        12834              12225             13348
02/01/2000 - 02/29/2000        13053              12433             13503
03/01/2000 - 03/31/2000        13426              12788             13798
04/01/2000 - 04/30/2000        13310              12678             13716
05/01/2000 - 05/31/2000        13255              12625             13645
06/01/2000 - 06/30/2000        13667              13018             14007
07/01/2000 - 07/31/2000        13895              13235             14201
08/01/2000 - 08/31/2000        14237              13561             14420
09/01/2000 - 09/30/2000        14120              13449             14345
10/01/2000 - 10/31/2000        14292              13614             14501
11/01/2000 - 11/30/2000        14424              13739             14612
12/01/2000 - 12/31/2000        14880              14173             14972
01/01/2001 - 01/31/2001        14956              14245             15121
02/01/2001 - 02/28/2001        14989              14277             15169
03/01/2001 - 03/31/2001        15068              14352             15306
04/01/2001 - 04/30/2001        14706              14008             15140
05/01/2001 - 05/31/2001        14906              14198             15304
06/01/2001 - 06/30/2001        15023              14309             15406
07/01/2001 - 07/31/2001        15298              14571             15634
08/01/2001 - 08/31/2001        15734              14986             15892
09/01/2001 - 09/30/2001        15612              14871             15838
10/01/2001 - 10/31/2001        15829              15077             16027
11/01/2001 - 11/30/2001        15605              14863             15892
12/01/2001 - 12/31/2001        15395              14664             15741
01/01/2002 - 01/31/2002        15659              14915             16014
02/01/2002 - 02/28/2002        15881              15127             16206
03/01/2002 - 03/31/2002        15359              14629             15888
04/01/2002 - 04/30/2002        15729              14982             16198
05/01/2002 - 05/31/2002        15891              15136             16297
06/01/2002 - 06/30/2002        16012              15251             16469
07/01/2002 - 07/31/2002        16175              15407             16682
08/01/2002 - 08/31/2002        16445              15664             16882
09/01/2002 - 09/30/2002        16925              16121             17252
10/01/2002 - 10/31/2002        16365              15588             16965
11/01/2002 - 11/30/2002        16272              15499             16894
12/01/2002 - 12/31/2002        16714              15920             17251
01/01/2003 - 01/31/2003        16512              15728             17208
02/01/2003 - 02/28/2003        16872              16071             17448
03/01/2003 - 03/31/2003        16820              16021             17459
04/01/2003 - 04/30/2003        17006              16199             17574
05/01/2003 - 05/31/2003        17632              16795             17985
06/01/2003 - 06/30/2003        17405              16578             17910
07/01/2003 - 07/31/2003        16404              15625             17283
08/01/2003 - 08/31/2003        16614              15825             17413
09/01/2003 - 09/30/2003        17357              16532             17925
10/01/2003 - 10/31/2003        17158              16343             17833

Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 10/31/03 (%)

Share class          A              B              C
Inception date    6/16/86         8/4/92         8/1/97
-----------------------------------------------------------
               without  with  without  with  without  with
                sales  sales   sales  sales   sales  sales
               charge  charge charge  charge charge  charge
-----------------------------------------------------------
9-month
(cumulative)    3.96   -0.98   3.38   -1.62   3.61    2.61
-----------------------------------------------------------
1-year          4.89   -0.10   4.11   -0.89   4.42    3.42
-----------------------------------------------------------
5-year          5.06    4.04   4.29    3.95   4.59    4.59
-----------------------------------------------------------
10-year         5.55    5.04   4.76    4.76   5.25    5.25
-----------------------------------------------------------

Average annual total return as of 9/30/03 (%)

Share class          A              B              C
-----------------------------------------------------------
               without  with  without  with  without  with
                sales  sales   sales  sales   sales  sales
               charge  charge charge  charge charge  charge
-----------------------------------------------------------
9-month
(cumulative)    3.83   -1.11   3.25   -1.75   3.48    2.48
-----------------------------------------------------------
1-year          2.53   -2.34   1.76   -3.14   2.07    1.09
-----------------------------------------------------------
5-year          5.13    4.11   4.35    4.01   4.66    4.66
-----------------------------------------------------------
10-year         5.70    5.19   4.91    4.91   5.41    5.41
-----------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The graph and table do not reflect the deduction of taxes, a shareholder would pay on fund distributions or redemption of fund shares.

Class C share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

Portfolio Manager's Report

SEC yields on 10/31/03 (%)

Class A                                   3.61
Class B                                   3.05
Class C                                   3.35

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain expenses, the SEC yield would have been 3.05% for class C shares.

Taxable-equivalent SEC yields on 10/31/03 (%)

Class A                                   6.12
Class B                                   5.17
Class C                                   5.68

Taxable-equivalent SEC yields are based on the combined maximum effective 41.05% federal and state income tax rates. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

Top 5 sectors as of 10/31/03 (%)

Local general obligations                 17.9
Special property-tax                      15.5
Local appropriated                        12.8
Refunded/escrowed                          8.5
State general obligations                  5.8

Sector weightings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.

The Board of Trustees for Columbia California Tax-Exempt Fund has approved the change of the fund's fiscal year end from January 31 to October 31. As a result, this report covers the nine-month period since the last annual report. The next report you receive will be for the six-month period from November 1, 2003, through April 30, 2004.

For the nine-month period that ended October 31, 2003, class A shares of Columbia California Tax-Exempt Fund returned 3.96% without sales charge. This exceeded both the 3.63% return of the Lehman Brothers Municipal Bond Index and the 3.08% average return of the fund's peer group, the Lipper California Municipal Debt Funds Category./1/ The fund benefited from timely hedging--a strategy that offset some of the risks associated with interest rate changes.

A volatile period for municipal bonds

Municipal bond yields started and ended the period at about the same level, but they experienced considerable volatility during the months in between. In the first half of the period, the US economy struggled as concern about the impending war in Iraq put a damper on consumer confidence and took a bite out of consumer spending. However, a policy shift from the Federal Reserve Board drove interest rates down and lifted bond prices significantly in the second quarter of 2003. The Fed began to view a further substantial fall in inflation as "unwelcome." Treasuries were boosted by speculative buying and by institutional investors, who used them to restore the volatility of mortgage portfolios. During this time, intermediate and long maturity municipals outperformed shorter issues.

The environment for bonds changed markedly during July, when stronger economic growth was paced by consumer spending, capital spending and housing sales. In the face of this good news, bond prices declined and yields rose on concerns of rising inflation, but the market later recouped some of its losses to end the period close to where it started. In a rising interest rate environment, the fund's longer duration--a measure of its interest rate sensitivity--did not help performance, nor did its position in non-callable bonds, which offer slightly lower yields than bonds that can be redeemed before their due dates.

------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

A big challenge for the new governor

In California, the rating agencies are watching closely to see how the new governor will address some of the state's most pressing problems. There are concerns that the transition to a new administration could postpone work on the deficit. In addition, the state faces several immediate fiscal hurdles, including court challenges to two bond issues. The failure of either might leave the state unable to meet its operating obligations and short-term debt repayments in June. Concerns about the state's cash flow and substantial borrowing requirements should combine to keep credit spreads wide for state-related securities.

Outlook improving, but slowly

We plan to retain the fund's long duration relative to its competition and its greater level of call protection. The outlook for the municipal bond market is highly dependent on whether inflation rises or falls and the resulting influence on municipal bond yields. Although core consumer prices have risen at a slower rate over the past 12 months, third quarter gross domestic product and job-growth data were surprisingly strong. Nevertheless, we expect high productivity growth and slower growth in consumer spending to keep core inflation in check. We expect intermediate-term interest rates could stabilize or decline, and that economic growth--and, therefore, municipal finances--will be under less stress.

/s/ Gary Swayze

Gary Swayze has managed the Columbia California Tax-Exempt Fund since October 1997.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund. Maturity breakdown (%)

                                    [CHART]

                                     10/31/03     01/31/03
                                     --------     --------
0-5 years                               0.5          2.0
5-7 years                               1.0          1.7
7-10 years                             11.1          9.7
10-15 years                            44.8         33.9
15-20 years                            21.8         31.5
20-25 years                             7.0          7.3
25 years and over                      12.9         13.0
Net cash & equivalent                   0.9          0.9

Maturity breakdown is calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

Quality breakdown
as of 10/31/03 (%)

                                     [CHART]

AAA                 74.5
AA                   0.4
A                    5.0
BBB                 10.2
CC                   0.2
Non-rated            8.8
Cash equivalent      0.9

Quality breakdown is calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

Investment Portfolio

October 31, 2003

Municipal Bonds - 98.0%               Par         Value
----------------------------------------------------------
EDUCATION - 3.5%
State Educational Facilities Authority:
 Loyola Marymount University,
 Series 2001,
   (a)              10/01/15    $  1,265,000 $     735,737
  Pooled College & University Project:
 Series 1997 B,
   6.300%           04/01/21       1,000,000     1,057,400
 Series 2000 B,
   6.625%           06/01/20       1,000,000     1,090,620
  Santa Clara University,
 Series 1999:
   5.250%           09/01/17       1,000,000     1,111,490
   5.250%           09/01/20       1,340,000     1,469,323
Statewide Communities Development
 Authority:
  Crossroads Schools of Arts & Sciences,
 Series 1998,
   6.000%           08/01/28(b)    1,850,000     1,915,083
  San Francisco Art Institute,
 Series 2002,
   7.375%           04/01/32       2,000,000     2,024,520
                                             -------------
                                                 9,404,173
                                             -------------
HEALTH CARE - 5.2%
Congregate Care Retirement - 2.4%
ABAG Finance Authority for Nonprofit Corps.,
 Channing House,
 Series 1999,
   5.375%           02/15/19       1,700,000     1,708,500
Riverside County Public Financing Authority,
 Air Force Village West, Inc.,
 Series 1999,
   5.750%           05/15/19       2,000,000     2,041,580
Statewide Communities Development
 Authority,
 Eskaton Village - Grass Valley,
 Series 2000,
   8.250%           11/15/31(b)    2,500,000     2,692,750
                                             -------------
                                                 6,442,830
                                             -------------

Hospitals - 2.8%
ABAG Finance Authority for Nonprofit Corps.,
 San Diego Hospital Association:
 Series 2001 A,
   6.125%           08/15/20       1,250,000     1,307,250
 Series 2003 C,
   5.375%           03/01/21       1,000,000       981,690
Hi-Desert Memorial Health Care District,
 Series 1998,
   5.500%           10/01/15       1,000,000       918,540

                                     Par          Value
----------------------------------------------------------
Riverside County Asset Leasing Corp.,
 Riverside County Hospital Project,
 Series 1997 B,
   5.700%            06/01/16  $  1,000,000  $   1,123,820

State Health Facilities Financing,
 Stanford Hospital Clinics,
 Series 2003 A,
   5.000%            11/15/12     1,500,000      1,592,235
Statewide Communities Development
 Authority,
 Catholic Healthcare West,
 Series 1999,
   6.500%            07/01/20     1,500,000      1,614,810
                                             -------------
                                                 7,538,345
                                             -------------
HOUSING - 3.4%
Assisted Living/Senior - 0.4%
ABAG Finance Authority for Nonprofit Corps.,
 Eskaton Gold River Lodge,
 Series 1998,
   6.375%            11/15/28     1,400,000      1,235,444
                                             -------------

Single Family - 3.0%
Southern California Home Financing
 Authority,
 Series 1989 A,
   7.625%            10/01/22        75,000         75,059
State Housing Finance Agency:
 Series 1997 A-1,
   5.950%            08/01/16     3,000,000      3,154,230
 Series 1997 B,
   6.000%            08/01/16       870,000        912,682
State Rural Home Mortgage Finance Authority:
 Series 1995 B,
   7.750%            09/01/26       130,500        131,030
 Series 1997 A-2,
   7.000%            09/01/29     1,280,000      1,307,418
 Series 1998 B-5,
   6.350%            12/01/29       865,000        882,378
 Series 2000 B,
   7.300%            06/01/31       825,000        897,864
 Series 2000 D,
   7.100%            06/01/31       650,000        680,400
Stockton,
 Series 1990 A,
   7.400%            08/01/05        10,000         10,078
                                             -------------
                                                 8,051,139
                                             -------------
OTHER - 11.4%
Other - 2.9%
Golden State Tobacco Securitization Corp.:
 Series 2003 A-1:
   6.250%            06/01/33     2,000,000      1,761,920
   6.750%            06/01/39     1,250,000      1,138,275

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)       Par         Value
-------------------------------------------------------
 Series 2003 B:
   5.000%           06/01/12 $  1,800,000 $   1,908,144
   5.500%           06/01/43    2,500,000     2,372,900
Sacramento County Tobacco Securitization
 Authority,
 Series 2001 A,
   5.250%           06/01/31      750,000       589,043
                                          -------------
                                              7,770,282
                                          -------------

Refunded/Escrowed (c) - 8.5%
Central Unified School District,
 Series 1993,
   (a)              03/01/18   20,065,000    10,263,849
Pomona,
 Series 1990 B,
   7.500%           08/01/23    1,000,000     1,328,740
Riverside County,
 Series 1989 A,
   7.800%           05/01/21    2,500,000     3,392,075
San Joaquin Hills Transportation
 Corridor Agency,
 Series 1993,
   (a)              01/01/20   15,400,000     7,007,770
Whisman School District,
 Series 1996 A,
   (a)              08/01/16    1,645,000       933,883
                                          -------------
                                             22,926,317
                                          -------------
OTHER REVENUE - 1.3%
Hotels - 1.3%
Sacramento City Financing Authority,
 Sacramento Convention Center,
 Series 1999 A,
   6.250%           01/01/30    3,500,000     3,395,245
                                          -------------
TAX-BACKED - 59.2%
Local Appropriated - 12.8%
Alameda County,
 Capital Projects,
 Series 1989,
   (a)              06/15/14    2,185,000     1,370,454
Anaheim Public Financing Authority,
 Series 1997 C,
   6.000%           09/01/14    3,500,000     4,157,825
Compton,
 Civic Center
 Project,
 Series 1997 A,
   5.500%           09/01/15    3,000,000     3,108,630

                                   Par         Value
--------------------------------------------------------
Los Angeles Convention & Exhibition
 Authority,
 Series 1993 A,
   6.125%          08/15/11  $  5,000,000  $   5,949,650
Los Angeles County Public Works Financing
 Authority,
 J.F. Shea Co.,
 Series 1996 A,
   5.500%          10/01/18     2,895,000      3,284,783
Modesto,
 Community Center Project,
 Series 1993 A,
   5.000%          11/01/23     2,235,000      2,324,266
Ridgecrest,
 Civic Center Project,
 Series 1999,
   6.250%          03/01/26     1,500,000      1,588,845
Sacramento City Financing Authority,
 Series 1993 A,
   5.375%          11/01/14     1,100,000      1,248,225
Santa Ana Financing Authority,
 Police Administration & Holding Facility,
 Series 1994 A,
   6.250%          07/01/18     6,035,000      7,304,945
Victor Elementary School District,
 Series 1996,
   6.450%          05/01/18     3,345,000      4,091,336
                                           -------------
                                              34,428,959
                                           -------------

Local General Obligations - 17.9%
Cabrillo Unified School District,
 Series 1996 A,
   (a)             08/01/15     3,000,000      1,762,140
Central Valley School District Financing
 Authority,
 Series 1998 A,
   6.450%          02/01/18     1,000,000      1,226,970
Clovis Unified School District,
 Series 2001 A,
   (a)             08/01/16     3,000,000      1,659,120
Corona-Norco Unified School District,
 Series 2001 C,
   (a)             09/01/17     1,000,000        518,140
East Whittier City School District,
 Series 1997 A,
   5.750%          08/01/17     1,675,000      1,943,972
Fillmore Unified School District,
 Series 1997 A:
   (a)             07/01/11       950,000        711,313
   (a)             07/01/12       980,000        691,743
   (a)             07/01/17       650,000        339,469

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)       Par          Value
-------------------------------------------------------
TAX-BACKED (continued)
Local General Obligations (continued)
Fresno Unified School District,
 Series 2002 A,
   6.000%          02/01/19  $  2,480,000 $   2,926,375
Golden West Schools Financing Authority,
 Series 1999 A,
   (a)             08/01/12     1,925,000     1,350,522
Jefferson Union High School District,
 Series 2000 A,
   6.450%          08/01/25     1,000,000     1,224,540
Las Virgenes Unified School District,
 Series 1997 C,
   (a)             11/01/20     1,205,000       510,197
Los Angeles County Schools,
 Regionalized Business Services Corp.,
 Series 1999 A:
   (a)             08/01/16     1,945,000     1,071,656
   (a)             08/01/17     1,980,000     1,025,858
Los Angeles Unified School District:
 Series 2002,
   5.750%          07/01/16     2,500,000     2,898,875
 Series 2002 E,
   5.500%          07/01/17     2,000,000     2,207,000
 Series 2003 F,
   5.000%          07/01/20     1,000,000     1,041,170
Manhattan Beach Unified School District,
 Series 2002 E,
   (a)             09/01/25     3,000,000       919,530
Modesto High School District,
 Series 2002 A,
   (a)             08/01/16     1,500,000       829,560
Morgan Hill Unified School District,
 Series 2002:
   (a)             08/01/21     2,010,000       808,100
   5.250%          08/01/18     1,245,000     1,339,657
New Haven Unified School District,
 Series 2002,
   12.000%         08/01/17     1,565,000     2,758,516
Oxnard Union High School District,
 Series 2001 A,
   5.650%          02/01/17       960,000     1,094,813
Pomona Unified School District,
 Series 2001 A,
   5.900%          02/01/16       845,000       988,489
Redwood City Elementary School District,
 Series 1997,
   (a)             08/01/18     2,385,000     1,164,476
Rocklin Unified School District:
 Series 1995 C,
   (a)             07/01/20     6,920,000     2,984,527
 Series 2003,
   (a)             08/01/17     2,000,000     1,040,400

                                   Par          Value
--------------------------------------------------------
San Juan Unified School District,
 Series 2001,
   (a)             08/01/15  $  2,760,000  $   1,621,169
San Marino Unified School District,
 Series 1998 B,
   5.000%          06/01/23     1,000,000      1,044,630
San Mateo Union High School District,
 Series 2001 A,
   5.375%          09/01/19     1,000,000      1,084,060
Sanger Unified School District,
 Series 1999,
   5.350%          08/01/15     1,500,000      1,686,780
Simi Valley Unified School District,
 Series 1997,
   5.250%          08/01/22       925,000        997,501
Union Elementary School District,
 Series 1999 A,
   (a)             09/01/19     1,750,000        797,213
Upland Unified School District,
 Series 2001,
   5.125%          08/01/25       750,000        768,158
West Contra Costa Unified School District,
 Series 2001 A,
   5.300%          02/01/16     1,275,000      1,421,102
West Covina Unified School District,
 Series 2002 A,
   5.250%          02/01/19       725,000        797,130
Yuba City Unified School District,
 Series 2000,
   (a)             09/01/20     2,385,000      1,018,347
                                           -------------
                                              48,273,218
                                           -------------

Special Non-Property Tax - 3.0%
San Diego Redevelopment Agency,
 Series 2001,
   (a)             09/01/20     3,630,000      1,542,314
PR Commonwealth of Puerto Rico:
 Highway & Transportation Authority:
 Series 1996 Y,
   6.250%          07/01/12     3,000,000      3,599,580
 Series 2002 E,
   5.500%          07/01/14     2,000,000      2,295,780
 Public Buildings Authority,
 Series 2002 C,
   5.500%          07/01/14       500,000        554,485
                                           -------------
                                               7,992,159
                                           -------------

Special Property Tax - 15.5%
Capistrano Unified School District,
 Ladera Community Facilities District No.98-2,
 Series 1999,
   5.750%          09/01/29     3,000,000      2,901,870

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)          Par         Value
----------------------------------------------------------
TAXED-BACKED (continued)
Special Property Tax (continued)
Carson,
 Series 1992,
   7.375%            09/02/22  $    150,000  $     152,175
Cerritos Public Financing Authority,
 Los Coyotes Redevelopment Project,
 Series 1993 A,
   6.500%            11/01/23     2,000,000      2,466,460
Concord Redevelopment Agency,
 Central Concord Project,
 Series 1988 3,
   8.000%            07/01/18        25,000         25,276
Costa Mesa Public Financing Authority,
 Series 1991 A,
   7.100%            08/01/21       845,000        848,287
Elk Grove Unified School District,
 Community Facilities District No. 1,
 Series 1995:
   (a)               12/01/18     2,720,000      1,302,880
   6.500%            12/01/24     4,055,000      4,987,285
Inglewood Redevelopment Agency,
 Series 1998 A,
   5.250%            05/01/23     1,000,000      1,077,630
Los Angeles Community Redevelopment
 Agency,
 Hollywood Redevelopment Project,
 Series 1998 C,
   5.375%            07/01/18     1,665,000      1,863,901
Oakland Redevelopment Agency,
 Central District Redevelopment Project,
 Series 1992,
   5.500%            02/01/14     8,400,000      9,565,668
Orange County Community Facilities District,
 Ladera Ranch,
 Series 1999 A,
   6.700%            08/15/29     2,000,000      2,097,140
Orange County Water District,
 Series 2003 B,
   5.375%            08/15/18       515,000        563,559
Redwood City,
 Community Facilities District 1,
 Series 2003 B,
   5.950%            09/01/28       750,000        759,945
Riverside Public Financing Authority:
 Series 1991 A,
   8.000%            02/01/18        60,000         60,174
 Series 1997 A,
   5.250%            10/01/16     3,120,000      3,176,597

                                    Par         Value
--------------------------------------------------------
San Bernadino Joint Powers Financing
 Authority, Central City Merged Project,
 Series 1998 A,
   5.750%            07/01/14 $    985,000 $   1,140,845
San Clemente, Act of 1915,
 Series 1999,
   6.050%            09/02/28    1,000,000     1,006,990
San Marcos Public Facilities Authority,
 Series 1998,
   5.800%            09/01/18    1,500,000     1,565,025
Santa Margarita-Dana Point Authority,
 Series 1994 B,
   7.250%            08/01/13    2,000,000     2,574,660
Santa Margarita Water District:
 Series 1999,
   6.250%            09/01/29    2,500,000     2,542,050
 Community Facilities District No. 99-1,
 Series 2003,
   6.000%            09/01/30    1,000,000       983,920
                                           -------------
                                              41,662,337
                                           -------------

State Appropriated - 4.2%
State Public Works Board:
 UCLA Replacement Hospital,
 Series 2002 A,
   5.375%            10/01/15    2,000,000     2,202,900
 Various State Prisons Projects,
 Series 1993 A:
   5.000%            12/01/19    6,000,000     6,368,880
   5.250%            12/01/13    2,500,000     2,796,775
                                           -------------
                                              11,368,555
                                           -------------

State General Obligations - 5.8%
State of California:
 Series 1990,
   10.000%           02/01/10    2,000,000     2,712,360
 Series 1993,
   5.500%            04/01/12    2,770,000     3,137,330
 Series 1995,
   10.000%           10/01/06    1,185,000     1,462,539
 Series 2003,
   5.250%            02/01/20    1,250,000     1,295,688
PR Commonwealth of Puerto Rico:
 Series 1995,
   5.650%            07/01/15    1,000,000     1,162,520
 Series 1996,
   6.500%            07/01/14    2,000,000     2,469,820
 Aqueduct & Sewer Authority,
 Series 1995,
   6.250%            07/01/13    2,750,000     3,320,350
                                           -------------
                                              15,560,607
                                           -------------

See notes to investment portfolio.

October 31, 2003

Municipal Bonds (continued)         Par          Value
----------------------------------------------------------
TRANSPORTATION - 3.3%
Air Transportation - 0.2%
Statewide Communities Development Authority,
 United Airlines, Inc.,
 Series 2001,
   6.250%         10/01/35(d)  $  4,000,000  $     633,880
                                             -------------
Airports - 0.8%
San Jose,
 Series 2001 A,
   5.250%            03/01/15     2,015,000      2,190,950
                                             -------------

Ports - 0.3%
Port Oakland,
 Series 2002 L,
   5.500%            11/01/20       750,000        791,370
                                             -------------

Transportation - 2.0%
Los Angeles County Metropolitan
 Transportation Authority,
 Sales Tax Revenue, Property A First Tier,
 Series 2003 A,
   5.000%            07/01/12       500,000        553,655
Los Angeles Harbor Department,
 Series 1996 B,
   5.375%            11/01/19     4,500,000      4,679,325
                                             -------------
                                                 5,232,980
                                             -------------
UTILITY - 10.7%
Independent Power Producer - 0.3%
PR Commonwealth of Puerto Rico Industrial,
 Educational, Medical & Environmental
 Cogeneration Facilities, AES Project,
 Series 2000,
   6.625%            06/01/26       800,000        827,008
                                             -------------

Investor Owned - 2.3%
Southern California Edison Co.:
 Series 1999 B,


   5.450%            09/01/29     2,000,000      2,068,160
 Series 1999 C,
   5.550%            09/01/31     1,000,000      1,039,070
State Pollution Control Financing Authority:
 San Diego Gas & Electric Co.,
 Series 1996 A,
   5.900%            06/01/14     2,650,000      3,115,950
                                             -------------
                                                 6,223,180
                                             -------------

Municipal Electric - 2.6%
PR Commonwealth of Puerto Rico Electric
 Power Authority,
 Series 1989 O,
   (a)               07/01/17     2,490,000      1,305,656

                                   Par         Value
----------------------------------------------------------
Redding Electric Systems Revenue,
 Series 1992 A, IFRN,
   11.590%       07/08/22(e)      750,000     1,048,920
Sacramento Municipal Utility District:
 Series 1993 G,
   6.500%           09/01/13 $  1,500,000 $   1,814,790
 Series 1997 K,
   5.700%           07/01/17    1,900,000     2,194,804
Turlock Irrigation District,
 Series 1996 A,
   6.000%           01/01/12      500,000       585,385
                                          -------------
                                              6,949,555
                                          -------------

Water & Sewer - 5.5%
Big Bear Lake,
 Series 1996,
   6.000%           04/01/15    1,350,000     1,585,980
Sacramento County Sanitation District,
 Series 2001,
   5.500%           12/01/18    2,000,000     2,271,420
Santa Maria Water & Wastewater Revenue,
 Series 1997 A,
   (a)              08/01/14    2,000,000     1,246,100
State Department of Water Resources:
 Series 2001 W,
   5.500%           12/01/14    2,000,000     2,295,380
 Series 2002 A,
   5.375%           05/01/18    2,000,000     2,168,640
Statewide Communities Development
 Authority,
 Series 2003 A,
   4.950%           12/01/12    2,000,000     1,965,500
Sunnyvale Solid Waste,
 Series 2003,
   5.500%           10/01/15    1,695,000     1,834,973
West Kern County Water District,
 Series 2001,
   5.625%           06/01/31    1,500,000     1,530,045
                                          -------------
                                             14,898,038
                                          -------------

Total Municipal Bonds
 (cost of $244,733,414)                     263,796,571
                                          -------------

Short-Term Obligations - 0.9%
VARIABLE RATE DEMAND NOTES (f) - 0.9%
IL Health Facilities Authority,
 OSF Healthcare Systems,
 Series 2002,
   1.170%           11/15/27      400,000       400,000

See notes to investment portfolio.

October 31, 2003

Short-Term Obligations
(continued)                        Par          Value
--------------------------------------------------------
VARIABLE RATE DEMAND NOTES (continued)
IN Health Facilities Financing Authority,
 Fayette Memorial Hospital Association,
 Series 2002 A,
   1.200%          10/01/32  $    800,000  $     800,000
IN State Educational Facilities Authority,
 DePaul University Project,
   1.150%          07/01/32     1,000,000      1,000,000
MO State Health & Educational Facilities
 Authority,
 Washington University,
 Series 1996 D,
   1.150%          09/01/30       200,000        200,000
                                           -------------

Total Short-Term Obligations
 (cost of $2,400,000)                          2,400,000
                                           -------------

Total Investments - 98.9%
 (cost of $247,133,414)(g)                   266,196,571
                                           -------------

Other Assets & Liabilities, Net - 1.1%         2,892,863
--------------------------------------------------------
Net Assets - 100.0%                        $ 269,089,434
                                           -------------

Notes to Investment Portfolio:

(a) Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At October 31, 2003, these securities amounted to $4,607,833, which represents 1.7% of net assets.

Additional information on these restricted securities is as follows:

                               Acquisition Acquisition
Security                          Date        Cost
------------------------------------------------------

Statewide Communities
  Development Authority:
 Crossroads Schools of Arts & Sciences,
 Series 1998,
   6.000%             08/01/28  08/21/98   $1,850,000
 Eskaton Village - Grass Valley,
 Series 2000,
   8.250%             11/15/31  09/08/00    2,500,000
                                           ----------
                                           $4,350,000
                                           ----------

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) As of October 31, 2003, the Fund held bonds of United Airlines, Inc. representing 0.2% of net assets. United Airlines, Inc., filed for bankruptcy protection under Chapter 11 on December 9, 2002. Income is not being accrued.

(e) Interest rates on variable rate securities change periodically. The rate listed is as of October 31, 2003.

(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rate listed are as of October 31, 2003.

(g) Cost for federal income tax purposes is $247,184,835.


Acronym                Name
-------                ----

 ABAG   Association of Bay Area Government
 IFRN       Inverse Floating Rate Fund

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2003

Assets:
Investments, at cost                         $247,133,414
                                             ------------
Investments, at value                        $266,196,571
Cash                                               14,899
Receivable for:
   Fund shares sold                               366,613
   Interest                                     3,386,924
Deferred Trustees' compensation plan                8,800
                                             ------------
    Total Assets                              269,973,807
                                             ------------
Liabilities:
Payable for:
   Fund shares repurchased                        160,214
   Distributions                                  404,582
   Investment advisory fee                        114,373
   Transfer agent fee                              73,954
   Pricing and bookkeeping fees                    11,036
   Distribution and service fees                   75,925
Deferred Trustees' fees                             8,800
Other liabilities                                  35,489
                                             ------------
    Total Liabilities                             884,373
                                             ------------
Net Assets                                   $269,089,434
                                             ------------
Composition of Net Assets:
Paid-in capital                              $245,210,941
Undistributed net investment income                66,086
Accumulated net realized gain                   4,749,250
Net unrealized appreciation on investments     19,063,157
                                             ------------
Net Assets                                   $269,089,434
                                             ------------
Class A:
Net assets                                   $212,085,723
Shares outstanding                             27,547,535
                                             ------------
Net asset value per share                    $       7.70 (a)
                                             ------------
Maximum offering price per share
  ($7.70/0.9525)                             $       8.08 (b)
                                             ------------
Class B:
Net assets                                   $ 38,759,519
Shares outstanding                              5,034,726
                                             ------------
Net asset value and offering price per share $       7.70 (a)
                                             ------------
Class C:
Net assets                                   $ 18,244,192
Shares outstanding                              2,369,677
                                             ------------
Net asset value and offering price per share $       7.70 (a)
                                             ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

Statements of Operations


                             Period Ended Year Ended
                             October 31,  January 31,
                               2003 (a)      2003
                             ------------ -----------
Investment Income:
Interest                     $10,611,689  $15,387,920
                             -----------  -----------

Expenses:
Investment advisory fee        1,058,349    1,478,867
Distribution fee:
   Class B                       235,123      341,528
   Class C                       118,108      184,467
Service fee:
   Class A                       341,481      452,693
   Class B                        65,017       91,320
   Class C                        32,680       49,330
Transfer agent fee               380,960      430,762
Pricing and bookkeeping fees      77,612      141,491
Trustees' fees                     9,198       17,315
Custody fee                       10,773        9,385
Other expenses                    92,021       86,560
                             -----------  -----------
   Total Expenses              2,421,322    3,283,718
Fees waived by Distributor--
  Class C                        (47,165)     (73,774)
Custody earnings credit             (349)          --
                             -----------  -----------
   Net Expenses                2,373,808    3,209,944
                             -----------  -----------
Net Investment Income          8,237,881   12,177,976
                             -----------  -----------

Net Realized and Unrealized
  Gain (Loss) on Investments and
  Futures Contracts:
Net realized gain (loss) on:
   Investments                 3,038,482    2,218,495
   Futures contracts           1,964,002     (885,177)
                             -----------  -----------
    Net realized gain          5,002,484    1,333,318
                             -----------  -----------
Net change in unrealized
  appreciation/depreciation
  on:
   Investments                (2,281,310)   1,561,561
   Futures contracts             (88,192)      (9,778)
                             -----------  -----------
    Net change in
     unrealized
     appreciation/
     depreciation             (2,369,502)   1,551,783
                             -----------  -----------
Net Gain                       2,632,982    2,885,101
                             -----------  -----------
Net Increase in Net Assets
  from Operations            $10,870,863  $15,063,077
                             -----------  -----------

(a) The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

Statements of Changes in Net Assets

                                                                                        Period Ended    Year Ended January 31,
                                                                                        October 31,   ---------------------------
Increase (Decrease) in Net Assets:                                                        2003 (a)        2003          2002
                                                                                                      ---------------------------
Operations:
Net investment income                                                                   $  8,237,881  $ 12,177,976  $ 12,644,050
Net realized gain on investments                                                           5,002,484     1,333,318     2,731,917
Net change in unrealized appreciation/depreciation on investments and futures contracts   (2,369,502)    1,551,783    (2,133,245)
                                                                                        ------------  ------------  ------------
Net Increase from Operations                                                              10,870,863    15,063,077    13,242,722
                                                                                        ------------  ------------  ------------
Distributions Declared to Shareholders:
From net investment income:
  Class A                                                                                 (6,545,053)   (9,655,893)   (9,540,593)
  Class B                                                                                 (1,011,801)   (1,605,902)   (2,007,316)
  Class C                                                                                   (557,299)     (941,573)     (758,538)
From net realized gains:
  Class A                                                                                         --    (1,192,558)   (3,407,575)
  Class B                                                                                         --      (235,535)     (716,945)
  Class C                                                                                         --      (129,046)     (270,924)
                                                                                        ------------  ------------  ------------
Total Distributions Declared to Shareholders                                              (8,114,153)  (13,760,507)  (16,701,891)
                                                                                        ------------  ------------  ------------
Share Transactions:
Class A:
  Subscriptions                                                                           24,138,190    34,028,262    48,682,947
  Distributions reinvested                                                                 3,210,206     5,449,192     6,600,816
  Redemptions                                                                            (37,850,157)  (48,429,187)  (37,093,486)
                                                                                        ------------  ------------  ------------
   Net Increase (Decrease)                                                               (10,501,761)   (8,951,733)   18,190,277
                                                                                        ------------  ------------  ------------
Class B:
  Subscriptions                                                                            2,737,814     8,190,359    13,308,309
  Distributions reinvested                                                                   607,666     1,097,639     1,642,348
  Redemptions                                                                             (8,490,498)  (14,033,851)  (34,688,049)
                                                                                        ------------  ------------  ------------
   Net Decrease                                                                           (5,145,018)   (4,745,853)  (19,737,392)
                                                                                        ------------  ------------  ------------
Class C:
  Subscriptions                                                                            2,948,978     5,950,586    25,432,281
  Distributions reinvested                                                                   357,540       711,914       777,047
  Redemptions                                                                             (8,942,962)   (9,424,831)   (5,554,512)
                                                                                        ------------  ------------  ------------
   Net Increase (Decrease)                                                                (5,636,444)   (2,762,331)   20,654,816
                                                                                        ------------  ------------  ------------
Net Increase (Decrease) from Share Transactions                                          (21,283,223)  (16,459,917)   19,107,701
                                                                                        ------------  ------------  ------------
Total Increase (Decrease) in Net Assets                                                  (18,526,513)  (15,157,347)   15,648,532
Net Assets:
Beginning of period                                                                      287,615,947   302,773,294   287,124,762
                                                                                        ------------  ------------  ------------
End of period                                                                           $269,089,434  $287,615,947  $302,773,294
                                                                                        ------------  ------------  ------------
Undistributed net investment income                                                     $     66,086  $     47,068  $     74,840
                                                                                        ------------  ------------  ------------
Changes in Shares:
Class A:
  Subscriptions                                                                            3,120,447     4,437,995     6,363,156
  Issued for distributions reinvested                                                        414,744       711,564       867,119
  Redemptions                                                                             (4,902,437)   (6,334,063)   (4,848,213)
                                                                                        ------------  ------------  ------------
   Net Increase (Decrease)                                                                (1,367,246)   (1,184,504)    2,382,062
                                                                                        ------------  ------------  ------------
Class B:
  Subscriptions                                                                              353,731     1,066,847     1,727,921
  Issued for distributions reinvested                                                         78,503       143,356       215,968
  Redemptions                                                                             (1,093,348)   (1,837,665)   (4,529,813)
                                                                                        ------------  ------------  ------------
   Net Decrease                                                                             (661,114)     (627,462)   (2,585,924)
                                                                                        ------------  ------------  ------------
Class C:
  Subscriptions                                                                              379,075       778,304     3,316,271
  Issued for distributions reinvested                                                         46,182        93,008       101,999
  Redemptions                                                                             (1,161,585)   (1,237,856)     (710,384)
                                                                                        ------------  ------------  ------------
   Net Increase (Decrease)                                                                  (736,328)     (366,544)    2,707,886
                                                                                        ------------  ------------  ------------

(a) The Fund has changed its fiscal year end from January 31 to October 31.

See notes to financial statements.

Notes to Financial Statements

October 31, 2003

Note 1. Organization

Columbia California Tax-Exempt Fund (the "Fund"), formerly Liberty California Tax-Exempt Fund, a series of Columbia Funds Trust V (the "Trust"), formerly Liberty Funds Trust V, is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax and by pursuing opportunities for long term appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Effective October 13, 2003, the Fund changed its name from Liberty California Tax-Exempt Fund to Columbia California Tax-Exempt Fund and the Trust changed its name from Liberty Funds Trust V to Columbia Funds Trust V.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

October 31, 2003

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or
(3) an inaccurate prediction by Columbia Management Advisor, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. For the period ended October 31, 2003, there were no open futures contracts.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations and may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

October 31, 2003

For the period ended October 31, 2003, permanent differences resulting primarily from differing treatments for market discount reclass adjustments and discount accretion/premium amortization on debt securities were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed
Net Investment    Accumulated    Paid-In
    Income     Net Realized Gain Capital
-------------- ----------------- -------
  $(104,710)       $107,195      $(2,485)

Net investment income and net realized gains, as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended October 31, 2003 and the years ended January 31, 2003 and 2002 was as follows:

      October 31, 2003
-----------------------------
                       Long-
   Tax-                Term
  Exempt    Ordinary  Capital
  Income    Income*    Gains
----------  --------  -------
$8,078,480  $35,673     $--


       January 31, 2003
-------------------------------
                       Long-
   Tax-                Term
  Exempt    Ordinary  Capital
  Income    Income*    Gains
----------- -------- ----------
$12,177,662 $25,706  $1,557,139

        January 31, 2002
---------------------------------
                         Long-
   Tax-                  Term
  Exempt     Ordinary   Capital
  Income     Income*     Gains
-----------  --------  ----------
$12,306,447  $785,622  $3,609,822

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed Undistributed Undistributed      Net
 Tax-Exempt     Ordinary      Long-term    Unrealized
   Income        Income     Capital Gains Appreciation*
------------- ------------- ------------- -------------
  $427,027      $534,249     $4,972,111    $19,011,736

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes was:

Unrealized appreciation     $23,219,087
Unrealized depreciation      (4,207,351)
                            -----------
Net unrealized appreciation $19,011,736
                            -----------

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisor/Administrator Merger

On April 1, 2003, Colonial Management Associates, Inc., the previous investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation.


As a result of the merger, Columbia now serves as the Fund's investment advisor and pricing and bookkeeping agent. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia is the investment advisor of the Fund and provides administrative and other services. Columbia receives a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia New York Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

 Average Daily   Annual Fee
  Net Assets        Rate
 -------------   ----------
First $2 billion    0.50%
Over $2 billion     0.45%

For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized investment advisory fee rates were 0.50% and 0.50%, respectively.

Prior to November 4, 2002, the monthly investment advisory fee was based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia New York Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia Ohio Tax-Exempt Fund. The annual fee rate is the same as described above.

At a meeting held on October 8, 2003, the Board of Trustees approved a change of the investment advisory fee structure for the Fund. Effective November 1, 2003, Columbia will receive a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia New York Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund and Columbia Massachusetts Tax-Exempt Fund as follows:

October 31, 2003

 Average Daily   Annual Fee
  Net Assets        Rate
 -------------   ----------
First $1 billion    0.50%
Next $2 billion     0.45%
Over $3 billion     0.40%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays out-of-pocket costs for pricing services. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized pricing and bookkeeping fee rates were 0.037% and 0.048%, respectively. Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Transfer Agent Fee

Columbia Funds Services, Inc., (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. For the period ended October 31, 2003 and the year ended January 31, 2003, the effective annualized transfer agent fee rates were 0.11% and 0.11%, respectively. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual fee of $34.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees

Effective October 13, 2003, Liberty Funds Distributor Inc., (the "Distributor"), an affiliate of Columbia and the Fund's principal underwriter, changed its name to Columbia Funds Distributor, Inc. For the year ended October 31, 2003, the Distributor has retained net underwriting discounts of $17,592 on sales of the Fund's Class A shares and received CDSCs of $271, $66,807 and $822 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund's effective annualized service fee rates were 0.21% and 0.20%, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

October 31, 2003

Note 5. Portfolio Information

Purchases and Sales of Securities

For the period ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $24,301,108 and $46,476,375, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with terms similar to its existing agreement. For the period ended October 31, 2003 and the year ended January 31, 2003, the Fund did not borrow under these agreements.

Note 7. Concentration of Credit Risk

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Note 8. Comparability of Financial Statements

The Fund has changed its fiscal year end from January 31 to October 31.

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                  Period Ended                     Year Ended January 31,
                                  October 31,   ------------------------------------------------------------
Class A Shares                      2003 (a)      2003        2002           2001        2000      1999 (b)
--------------------------------  ------------  ------------------------------------------------------------
Net Asset Value,
  Beginning of Period              $   7.63     $   7.59    $   7.68       $   6.92    $   7.73    $   7.72
                                   --------     --------    --------       --------    --------    --------
Income from
  Investment
  Operations:
Net investment income                  0.23(c)      0.33(c)     0.34(c)(d)     0.35(e)     0.35(e)     0.35
Net realized and unrealized gain
  (loss) on investments and
  futures contracts                    0.07         0.08        0.01(d)        0.77       (0.79)       0.11
                                   --------     --------    --------       --------    --------    --------
    Total from Investment
     Operations                        0.30         0.41        0.35           1.12       (0.44)       0.46
                                   --------     --------    --------       --------    --------    --------
Less Distributions
  Declared to
  Shareholders:
From net investment income            (0.23)       (0.33)      (0.32)         (0.35)      (0.35)      (0.35)
In excess of net investment
  income                                 --           --          --             --          --       (0.01)
From net realized gains                  --        (0.04)      (0.12)         (0.01)         --       (0.07)
In excess of net realized gains          --           --          --             --       (0.02)      (0.02)
                                   --------     --------    --------       --------    --------    --------
    Total Distributions
     Declared to Shareholders         (0.23)       (0.37)      (0.44)         (0.36)      (0.37)      (0.45)
                                   --------     --------    --------       --------    --------    --------
Net Asset Value, End of
  Period                           $   7.70     $   7.63    $   7.59       $   7.68    $   6.92    $   7.73
                                   --------     --------    --------       --------    --------    --------
Total return (f)                       3.96%(g)     5.46%       4.70%         16.49%      (5.92)%      6.23%
                                   --------     --------    --------       --------    --------    --------
Ratios to Average Net
  Assets/Supplemental
  Data:
Expenses (h)                           0.98%(i)     0.93%       0.91%          0.89%       0.91%       0.86%
Net investment income (h)              4.04%(i)     4.27%       4.42%(d)       4.79%       4.72%       4.60%


Portfolio turnover rate                   9%(g)       10%          7%             9%         19%         13%
Net assets, end of period (000's)  $212,086     $220,494    $228,430       $212,839    $194,606    $246,576

(a) The Fund has changed its fiscal year end from January 31 to October 31.

(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41% to 4.42%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                  Period Ended                  Year Ended January 31,
                                  October 31,   -------------------------------------------------------
Class B Shares                      2003 (a)      2003       2002         2001        2000      1999 (b)
--------------------------------  ------------  -------------------------------------------------------
Net Asset Value,
  Beginning of Period              $  7.63      $  7.59    $  7.68       $  6.92    $   7.73    $  7.72
                                   -------      -------    -------       -------    --------    -------
Income from Investment
  Operations:
Net investment income                 0.19(c)      0.27(c)    0.28(c)(d)    0.29(e)     0.29(e)    0.29


Net realized and unrealized gain
  (loss) on investments and
  futures contracts                   0.07         0.08       0.02(d)       0.77       (0.79)      0.11
                                   -------      -------    -------       -------    --------    -------
    Total from Investment
     Operations                       0.26         0.35       0.30          1.06       (0.50)      0.40
                                   -------      -------    -------       -------    --------    -------
Less Distributions
  Declared to
  Shareholders:
From net investment income           (0.19)       (0.27)     (0.29)        (0.29)      (0.29)     (0.29)
In excess of net investment
  income                                --           --         --            --          --      (0.01)
From net realized gains                 --        (0.04)     (0.10)        (0.01)         --      (0.07)
In excess of net realized gains         --           --         --            --       (0.02)     (0.02)
                                   -------      -------    -------       -------    --------    -------
    Total Distributions
     Declared to Shareholders        (0.19)       (0.31)     (0.39)        (0.30)      (0.31)     (0.39)
                                   -------      -------    -------       -------    --------    -------
Net Asset Value, End of
  Period                           $  7.70      $  7.63    $  7.59       $  7.68    $   6.92    $  7.73
                                   -------      -------    -------       -------    --------    -------
Total return (f)                      3.38%(g)     4.68%      3.94%        15.63%      (6.63)%     5.42%
                                   -------      -------    -------       -------    --------    -------
Ratios to Average Net
  Assets/Supplemental
  Data:
Expenses (h)                          1.73%(i)     1.68%      1.66%         1.64%       1.66%      1.61%
Net investment income (h)             3.29%(i)     3.52%      3.67%(d)      4.04%       3.97%      3.85%
Portfolio turnover rate                  9%(g)       10%         7%            9%         19%        13%
Net assets, end of period (000's)  $38,760      $43,436    $47,989       $68,414    $ 80,416    $99,485

(a) The Fund has changed its fiscal year end from January 31 to October 31.

(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66% to 3.67%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                  Period Ended                  Year Ended January 31,
                                  October 31,   ---------------------------------------------------------
Class C Shares                      2003 (a)     2003       2002          2001        2000       1999 (b)
--------------------------------  ------------  ---------------------------------------------------------
Net Asset Value,
  Beginning of Period              $  7.63      $  7.59    $  7.68       $  6.92    $   7.73     $ 7.72
                                   -------      -------    -------       -------    --------     ------
Income from Investment
  Operations:
Net investment income                 0.21(c)      0.29(c)    0.31(c)(d)    0.32(e)     0.31(e)    0.31
Net realized and unrealized gain
  (loss) on investments and
  futures contracts                   0.06         0.08       0.01(d)       0.77       (0.79)      0.11
                                   -------      -------    -------       -------    --------     ------
    Total from Investment
     Operations                       0.27         0.37       0.32          1.09       (0.48)      0.42
                                   -------      -------    -------       -------    --------     ------
Less Distributions
  Declared to
  Shareholders:
From net investment income           (0.20)       (0.29)     (0.30)        (0.32)      (0.31)     (0.32)
In excess of net investment
  income                                --           --         --            --          --      (0.01)
From net realized gains                 --        (0.04)     (0.11)        (0.01)         --      (0.07)


In excess of net realized gains         --           --         --            --       (0.02)     (0.01)
                                   -------      -------    -------       -------    --------     ------
    Total Distributions
     Declared to Shareholders        (0.20)       (0.33)     (0.41)        (0.33)      (0.33)     (0.41)
                                   -------      -------    -------       -------    --------     ------
Net Asset Value, End of
  Period                           $  7.70      $  7.63    $  7.59       $  7.68    $   6.92     $ 7.73
                                   -------      -------    -------       -------    --------     ------
Total return (f)(g)                   3.61%(h)     4.99%      4.24%        15.97%      (6.35)%     5.74%
                                   -------      -------    -------       -------    --------     ------
Ratios to Average Net
  Assets/Supplemental
  Data:
Expenses (i)                          1.43%(j)     1.38%      1.36%         1.34%       1.36%      1.31%
Net investment income (i)             3.59%(j)     3.82%      3.97%(d)      4.34%       4.27%      4.15%
Waiver/reimbursement                  0.30%(j)     0.30%      0.30%         0.30%       0.30%      0.30%
Portfolio turnover rate                  9%(h)       10%         7%            9%         19%        13%
Net assets, end of period (000's)  $18,244      $23,686    $26,354       $ 5,872    $  6,059     $5,963

(a) The Fund has changed its fiscal year end from January 31 to October 31.

(b) For the period ended October 31, 2003 and the years ended January 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other independent accountants.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.96% to 3.97%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(e) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j) Annualized.

Report of Ernst & Young LLP, Independent Auditors


To the Trustees of Columbia Funds Trust V and the Shareholders of Columbia California Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the Investment Portfolio, of Columbia California Tax-Exempt Fund (formerly Liberty California Tax-Exempt Fund) (the "Fund") (one of the series constituting Columbia Funds Trust V (formerly Liberty Funds Trust V)), as of October 31, 2003, and the related statements of operations for the period ended October 31, 2003 and for the year ended January 31, 2003, the statements of changes in net assets for the period ended October 31, 2003 and for the two years in the period ended January 31, 2003 and the financial highlights for the period ended October 31, 2003 and the four years in the period ended January 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia California Tax-Exempt Fund (one of the series of Columbia Funds Trust
V) at October 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP
Boston, Massachusetts
December 9, 2003

Unaudited Information

Federal Income Tax Information

For the fiscal year ended October 31, 2003, the Fund designates long-term capital gains of $4,589,933.

99.56% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Funds. Messrs. Simpson and Woolworth had been directors/trustees of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Funds were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Funds now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the Fund's distributor at 800-345-6611.

                                                                                 Number of
                                                                               portfolios in
                                       Year first                              Columbia Funds
                              Position elected or                             complex overseen               Other
                                with    appointed   Principal occupation(s)     by Trustee/              directorships
Name, address and age          funds   to office/1/  during past five years       Director                   held
------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice                     124             Orbitz (an online
P.O. Box 66100                                      President-Strategy of                                ticket broker)
Chicago, IL 60666                                   United Airlines
                                                    (airline) since
                                                    December, 2002 (formerly
                                                    President of UAL Loyalty
                                                    Services (airline) from
                                                    September, 2001 to
                                                    December, 2002;
                                                    Executive Vice President
                                                    and Chief Financial
                                                    Officer of United
                                                    Airlines from March,
                                                    1993 to September, 2001;
                                                    Senior Vice President
                                                    and Chief Financial
                                                    Officer of UAL, Inc.
                                                    prior thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative               124                    None
3100 West Beaver Road                               Officer and Senior Vice
Troy, MI 48084-3163                                 President, Kmart Holding


                                                    Corporation since
                                                    September, 2003
                                                    (formerly Executive Vice
                                                    President-Corporate
                                                    Development and
                                                    Administration, General
                                                    Counsel and Secretary,
                                                    Kellogg Company (food
                                                    manufacturer), from
                                                    September, 1999 to
                                                    August, 2003; Senior
                                                    Vice President,
                                                    Secretary and General
                                                    Counsel, Sara Lee
                                                    Corporation (branded,
                                                    packaged,
                                                    consumer-products
                                                    manufacturer) from
                                                    January, 1995 to
                                                    September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since          126/3/                    None
10701 Charleston Drive                              August, 1987 (formerly
Vero Beach, FL 32963                                Chairman and Chief
                                                    Executive Officer, U.S.
                                                    Plywood Corporation
                                                    (building products
                                                    manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics,            124                    None
Department of Economics                             University of
University of Washington                            Washington, since
Seattle, WA 98195                                   January, 1976; Ford and
                                                    Louisa Van Voorhis
                                                    Professor of Political
                                                    Economy, University of
                                                    Washington, since
                                                    September, 1993;
                                                    Director, Institute for
                                                    Economic Research,
                                                    University of
                                                    Washington, since
                                                    September, 2001; Adjunct
                                                    Professor of Statistics,
                                                    University of
                                                    Washington, since
                                                    September, 1980;
                                                    Associate Editor,
                                                    Journal of Money Credit
                                                    and Banking, since
                                                    September, 1993;
                                                    consultant on
                                                    econometric and
                                                    statistical matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President       127/3,4/     Saucony, Inc. (athletic footwear);
84 College Road                                     and Dean of Faculties                         SkillSoft Corp. (E-Learning)
Chestnut Hill, MA 02467-3838                        since August, 1999,
                                                    Boston College (formerly


                                                    Dean, Boston College
                                                    School of Management
                                                    from September, 1977 to
                                                    September, 1999).

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie              124                    None
1211 S.W. 5th Avenue                                L.L.P. (formerly
Suite 1500                                          Partner, Stoel Rives
Portland, OR 97204                                  Boley Jones & Grey).

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant                124                    None
2208 Tawny Woods Place                              since 1999 (formerly
Boise, ID 83706                                     Professor of Finance
                                                    from 1975 to 1999 and
                                                    Dean from 1977 to 1991,
                                                    College of Business,
                                                    Boise State University);
                                                    Chartered Financial
                                                    Analyst.

                                                                                  Number of
                                                                                portfolios in
                                        Year first                              Columbia Funds
                              Position  elected or                             complex overseen              Other
                                with     appointed   Principal occupation(s)     by Trustee/             directorships
Name, address and age          funds    to office/1/  during past five years       Director                  held
-------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director,                124      Anixter International (network
27 West Monroe Street,                               William Blair Capital                      support equipment distributor),
Suite 3500                                           Partners (private equity                   Jones Lang LaSalle (real estate
Chicago, IL 60606                                    investing) since                              management services) and
                                                     September, 1994                              MONY Group (life insurance)
                                                     (formerly Chief
                                                     Executive Officer and
                                                     Chairman of the Board of
                                                     Directors, Continental
                                                     Bank Corporation prior
                                                     thereto).


Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on          125/4/         Chairman of the Board of
359 Stickney Hill Road                               educational systems                         Directors, Enesco Group, Inc.
Hopkinton, NH 03229                                  needs (formerly General                        (designer, importer and
                                                     Manager, Global                              distributor of giftware and
                                                     Education Industry from                             collectibles)
                                                     1994 to 1997, and
                                                     President, Applications
                                                     Solutions Division from
                                                     1991 to 1994, IBM
                                                     Corporation (global
                                                     education and global
                                                     applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief                124         NW Natural (a natural gas
100 S.W. Market Street                               Executive Officer, The                            service provider)
#1500                                                Regence Group
Portland, OR 97207                                   (healthcare maintenance
                                                     organization) (formerly
                                                     Chairman and Chief
                                                     Executive Officer,
                                                     BlueCross BlueShield of
                                                     Oregon; Certified Public
                                                     Accountant, Arthur Young
                                                     & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park         126/3/      Lee Enterprises (print media),
399 Park Avenue                                      Avenue Equity Partners                      WR Hambrecht + Co. (financial
Suite 3204                                           (private equity) since                       service provider) and First
New York, NY 10022                                   February, 1999 (formerly                         Health (healthcare)
                                                     Founding Partner,
                                                     Development Capital LLC
                                                     from November 1996 to
                                                     February, 1999; Dean and
                                                     Professor, College of
                                                     Business and Management,
                                                     University of Maryland
                                                     from October, 1992 to
                                                     November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President       125/5/                   None
One Financial Center          Chairman               and Chief Operating
Boston, MA 02111               of the                Officer of Columbia
                                Board                Management Group, Inc.
                                 and                 since December, 2001 and
                              President              Director, Executive Vice
                                                     President and Chief
                                                     Operating Officer of
                                                     Columbia Management
                                                     Advisors, Inc. (Advisor)


                                                     since April, 2003
                                                     (formerly Chief
                                                     Operations Officer of
                                                     Mutual Funds, Liberty
                                                     Financial Companies,
                                                     Inc. from August, 2000
                                                     to November, 2001;
                                                     Executive Vice President
                                                     of Stein Roe & Farnham
                                                     Incorporated (Stein Roe)
                                                     from April, 1999 to
                                                     April, 2003; Director of
                                                     Colonial Management
                                                     Associates, Inc.
                                                     (Colonial) from April,
                                                     1999 to April, 2003;
                                                     Director of Stein Roe
                                                     from September, 2000 to
                                                     April, 2003) President
                                                     of Columbia Funds and
                                                     Galaxy Funds since
                                                     February, 2003 (formerly
                                                     Vice President from
                                                     September 2002 to
                                                     February 2003); Manager
                                                     of Stein Roe Floating
                                                     Rate Limited Liability
                                                     Company since October,
                                                     2000; (formerly Vice
                                                     President of the
                                                     Columbia Funds from
                                                     April, 1999 to August,
                                                     2000; Chief Operating
                                                     Officer and Chief
                                                     Compliance Officer,
                                                     Putnam Mutual Funds from
                                                     December, 1993 to March,
                                                     1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).

/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

Officers and Transfer Agent

                                               Year first
                                               elected or
                               Position with   appointed               Principal occupation(s)
Name, address and age          Columbia Funds  to office               during past five years
------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting    2001    Controller of the Columbia Funds and of the
One Financial Center            Officer and               Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller               Accounting Officer of the Columbia Funds and
                                                          Liberty All-Star Funds since June, 2001;
                                                          Controller and Chief Accounting Officer of the
                                                          Galaxy Funds since September, 2002 (formerly Vice
                                                          President, Corporate Audit, State Street Bank and
                                                          Trust Company from May, 1998 to April, 2001;
                                                          Audit Manager from July, 1994 to June, 1997;
                                                          Senior Audit Manager from July, 1997 to May,
                                                          1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer        2000    Treasurer of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003
                                                          (formerly Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from February, 1998 to
                                                          October, 2000); Treasurer of the Galaxy Funds
                                                          since September, 2002; Treasurer, Columbia
                                                          Management Multi-Strategy Hedge Fund, LLC since
                                                          December, 2002 (formerly Vice President of
                                                          Colonial from February, 1998 to October, 2000 and
                                                          Senior Tax Manager, Coopers & Lybrand, LLP from
                                                          April, 1996 to January, 1998).


David A. Rozenson (Age 49)       Secretary        2003    Secretary of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2003;
Boston, MA 02111                                          Senior Counsel, Fleet Boston Financial
                                                          Corporation since January, 1996. Associate
                                                          General Counsel, Columbia Management Group since
                                                          November, 2002.

Important Information About This Report
The Transfer Agent for Columbia California Tax-Exempt Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia California Tax-Exempt Fund

Columbia California Tax-Exempt Fund Annual Report, October 31, 2003

                        PRSRT STD U.S. Postage PAID Holliston, MA Permit NO. 20

[LOGO] ColumbiaFunds
A Member of Columbia Management Group

(C)2003 Columbia Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                                 767-02/233Q-1003(12/03) 03/3698

Item 2. Code of Ethics.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas E. Stitzel and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10. Control and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)                 Columbia Funds Trust V
            --------------------------------------------------------------------


By (Signature and Title)     /s/ Joseph R. Palombo
                        --------------------------------------------------------
                          Joseph R. Palombo, President


Date                           December 23, 2003
    ---------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ Joseph R. Palombo
                        --------------------------------------------------------
                          Joseph R. Palombo, President


Date                           December 23, 2003
    ---------------------------------------------------------------------------


By (Signature and Title)    /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                          J. Kevin Connaughton, Treasurer


Date                           December 23, 2003
    ---------------------------------------------------------------------------